Schedule of Investments
Blue Chip Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .70 % Shares Held Value (000's)
Money Market Funds - 0 .70%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
24,649,872 $ 24,650
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b),(c)
44,640,789 44,641
$ 69,291
TOTAL INVESTMENT COMPANIES $ 69,291
COMMON STOCKS - 99 .98 % Shares Held Value (000's)
Aerospace & Defense - 6 .06%
HEICO Corp - Class A 804,228 $ 110,509
TransDigm Group Inc 510,081 491,142
$ 601,651
Chemicals - 2 .37%
Linde PLC 390,176 161,443
Sherwin-Williams Co/The 263,332 73,417
$ 234,860
Commercial Services - 6 .29%
CoStar Group Inc
(d)
3,159,310 262,349
Moody's Corp 476,064 173,744
S&P Global Inc 452,075 187,987
$ 624,080
Distribution & Wholesale - 2 .20%
Copart Inc
(d)
4,353,895 218,653
Diversified Financial Services - 11 .77%
Brookfield Asset Management Ltd 2,237,826 78,391
Brookfield Reinsurance Ltd 62,308 2,192
Charles Schwab Corp/The 2,777,053 170,289
Mastercard Inc 1,101,650 455,896
Visa Inc 1,793,750 460,420
$ 1,167,188
Healthcare - Products - 4 .18%
Danaher Corp 1,407,573 314,325
IDEXX Laboratories Inc
(d)
150,616 70,160
Intuitive Surgical Inc
(d)
97,403 30,277
$ 414,762
Insurance - 3 .76%
Progressive Corp/The 2,272,405 372,743
Internet - 17 .53%
Alphabet Inc - A Shares
(d)
919,365 121,843
Alphabet Inc - C Shares
(d)
3,874,044 518,812
Amazon.com Inc
(d)
5,422,900 792,232
Netflix Inc
(d)
646,476 306,410
$ 1,739,297
Lodging - 2 .58%
Hilton Worldwide Holdings Inc 1,526,507 255,720
Pharmaceuticals - 1 .68%
Zoetis Inc 941,187 166,279
Private Equity - 6 .83%
Brookfield Corp
(e)
13,110,513 462,408
KKR & Co Inc 2,837,791 215,218
$ 677,626
REITs - 3 .71%
American Tower Corp 1,669,862 348,634
SBA Communications Corp 78,591 19,409
$ 368,043
Retail - 3 .43%
CarMax Inc
(d)
829,045 53,009
Costco Wholesale Corp 157,960 93,629
O'Reilly Automotive Inc
(d)
196,984 193,513
$ 340,151
Semiconductors - 0 .76%
NVIDIA Corp 161,889 75,715
Software - 24 .10%
Adobe Inc
(d)
772,425 471,959
Intuit Inc 696,129 397,810
Microsoft Corp 3,319,468 1,257,780
Roper Technologies Inc 455,147 244,983
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Salesforce Inc
(d)
70,679 $ 17,804
$ 2,390,336
Transportation - 2 .73%
Union Pacific Corp 1,204,817 271,409
TOTAL COMMON STOCKS $ 9,918,513
Total Investments $ 9,987,804
Other Assets and Liabilities -  (0.68)% (67,932)
TOTAL NET ASSETS - 100.00% $ 9,919,872
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $63,170 or
0.64% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $61,041 or 0.62% of net assets.
Portfolio Summary
Sector Percent
Financial 26 .07%
Technology 24 .86%
Communications 17 .53%
Consumer, Non-cyclical 12 .15%
Industrial 8 .79%
Consumer, Cyclical 8 .21%
Basic Materials 2 .37%
Money Market Funds 0 .70%
Other Assets and Liabilities
( 0 .68 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
November 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 2 $ 191,605 $ 146,966 $ 44,641
$ 2 $ 191,605 $ 146,966 $ 44,641
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 110 $ — $ — $ —
$ 110 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .85 % Shares Held Value (000's)
Money Market Funds - 1 .85%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
2,717,524 $ 2,717
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b),(c)
36,403,511 36,404
$ 39,121
TOTAL INVESTMENT COMPANIES $ 39,121
BONDS - 29 .29%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 49
Omnicom Group Inc
2.45%, 04/30/2030 155 130
2.60%, 08/01/2031 35 29
$ 208
Aerospace & Defense - 0 .54%
Boeing Co/The
2.70%, 02/01/2027 110 102
2.75%, 02/01/2026 785 743
2.95%, 02/01/2030 140 122
3.25%, 02/01/2028 685 636
3.50%, 03/01/2039 200 150
3.63%, 02/01/2031 85 76
3.95%, 08/01/2059 290 206
5.04%, 05/01/2027 315 313
5.15%, 05/01/2030 1,000 991
5.71%, 05/01/2040 120 118
5.81%, 05/01/2050 505 493
5.88%, 02/15/2040 100 99
5.93%, 05/01/2060 350 340
General Dynamics Corp
1.15%, 06/01/2026 200 183
2.25%, 06/01/2031 280 233
3.25%, 04/01/2025 225 219
3.50%, 05/15/2025 235 230
4.25%, 04/01/2040 155 136
L3Harris Technologies Inc
5.40%, 01/15/2027 160 161
5.40%, 07/31/2033 160 159
5.60%, 07/31/2053 55 55
Lockheed Martin Corp
3.90%, 06/15/2032 75 69
4.07%, 12/15/2042 105 89
4.09%, 09/15/2052 162 134
4.15%, 06/15/2053 765 635
4.70%, 05/15/2046 75 69
4.75%, 02/15/2034 160 156
5.10%, 11/15/2027 155 157
5.25%, 01/15/2033 155 158
5.70%, 11/15/2054 155 163
Northrop Grumman Corp
3.20%, 02/01/2027 130 123
4.70%, 03/15/2033 160 155
4.95%, 03/15/2053 120 110
5.25%, 05/01/2050 600 576
RTX Corp
1.90%, 09/01/2031 155 121
2.38%, 03/15/2032 60 48
2.82%, 09/01/2051 150 92
3.03%, 03/15/2052 60 38
4.05%, 05/04/2047 610 474
4.13%, 11/16/2028 270 257
4.70%, 12/15/2041 350 303
5.00%, 02/27/2026 410 408
5.15%, 02/27/2033 410 403
5.38%, 02/27/2053 305 291
5.75%, 11/08/2026 145 147
5.75%, 01/15/2029 145 148
6.10%, 03/15/2034 180 189
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp   (continued)
6.40%, 03/15/2054 $ 180 $ 195
$ 11,473
Agriculture - 0 .39%
Altria Group Inc
2.35%, 05/06/2025 65 62
2.45%, 02/04/2032 60 47
3.40%, 05/06/2030 1,125 999
3.70%, 02/04/2051 60 40
3.88%, 09/16/2046 410 289
4.00%, 02/04/2061 60 41
5.38%, 01/31/2044
(d)
375 364
5.80%, 02/14/2039 350 344
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 38
2.90%, 03/01/2032 130 112
4.50%, 08/15/2033 290 277
BAT Capital Corp
2.26%, 03/25/2028 150 131
2.73%, 03/25/2031 150 122
3.46%, 09/06/2029 210 187
3.98%, 09/25/2050 390 262
4.39%, 08/15/2037 540 436
4.54%, 08/15/2047 400 293
6.42%, 08/02/2033 155 158
7.08%, 08/02/2043 155 158
7.08%, 08/02/2053 80 81
BAT International Finance PLC
1.67%, 03/25/2026 150 138
5.93%, 02/02/2029 310 315
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 51
Philip Morris International Inc
0.88%, 05/01/2026 85 77
1.75%, 11/01/2030 85 67
4.13%, 03/04/2043 300 238
4.88%, 02/13/2026 400 397
4.88%, 02/15/2028 160 158
5.13%, 11/17/2027 580 580
5.38%, 02/15/2033 160 158
5.50%, 09/07/2030 315 316
5.63%, 11/17/2029 580 589
5.75%, 11/17/2032 290 297
Reynolds American Inc
4.45%, 06/12/2025 137 135
5.70%, 08/15/2035 50 47
5.85%, 08/15/2045 375 331
$ 8,335
Airlines - 0 .03%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 113 96
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 254 222
Southwest Airlines Co
3.00%, 11/15/2026 80 75
5.25%, 05/04/2025 130 129
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 58 48
$ 570
Apparel - 0 .01%
NIKE Inc
2.40%, 03/27/2025 155 150
3.25%, 03/27/2040 155 122
$ 272

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0 .54%
American Honda Finance Corp
1.20%, 07/08/2025 $ 160 $ 150
1.30%, 09/09/2026 60 54
2.25%, 01/12/2029 65 57
4.60%, 04/17/2025 160 159
4.60%, 04/17/2030 160 155
4.70%, 01/12/2028 160 158
5.65%, 11/15/2028 140 143
5.80%, 10/03/2025 360 363
5.85%, 10/04/2030 360 372
Cummins Inc
4.88%, 10/01/2043 25 23
Ford Motor Co
6.10%, 08/19/2032
(d)
215 209
Ford Motor Credit Co LLC
2.70%, 08/10/2026 215 195
5.13%, 06/16/2025 215 210
6.80%, 11/07/2028 290 296
7.12%, 11/07/2033 290 302
7.35%, 11/04/2027 215 221
General Motors Co
4.00%, 04/01/2025 120 117
4.20%, 10/01/2027 700 669
5.15%, 04/01/2038 160 142
5.20%, 04/01/2045 85 72
5.40%, 04/01/2048 65 55
5.95%, 04/01/2049
(d)
230 210
6.25%, 10/02/2043 305 293
General Motors Financial Co Inc
1.25%, 01/08/2026 655 596
1.50%, 06/10/2026 60 54
2.35%, 02/26/2027 240 216
2.35%, 01/08/2031 55 44
2.40%, 04/10/2028 60 52
2.40%, 10/15/2028 155 133
2.70%, 06/10/2031 60 48
3.80%, 04/07/2025 565 549
4.00%, 10/06/2026 75 72
4.35%, 01/17/2027 810 779
5.25%, 03/01/2026 200 198
6.00%, 01/09/2028 160 162
6.40%, 01/09/2033
(d)
160 164
Honda Motor Co Ltd
2.53%, 03/10/2027 135 125
PACCAR Financial Corp
1.80%, 02/06/2025 100 96
3.55%, 08/11/2025 65 63
Toyota Motor Corp
1.34%, 03/25/2026 115 106
5.12%, 07/13/2028 160 163
Toyota Motor Credit Corp
0.80%, 10/16/2025 555 514
1.15%, 08/13/2027 160 140
1.65%, 01/10/2031 55 44
1.80%, 02/13/2025 115 110
1.90%, 01/13/2027 65 59
1.90%, 09/12/2031 660 526
3.65%, 08/18/2025 355 346
4.45%, 06/29/2029 205 200
4.55%, 09/20/2027 490 485
4.55%, 05/17/2030 320 311
4.63%, 01/12/2028 320 317
5.40%, 11/20/2026 205 207
$ 11,504
Automobile Parts & Equipment - 0 .02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 136
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
BorgWarner Inc
4.38%, 03/15/2045 $ 300 $ 231
$ 367
Banks - 6 .28%
Banco Santander SA
1.85%, 03/25/2026 400 364
2.75%, 05/28/2025 400 380
3.49%, 05/28/2030 200 173
4.18%, 03/24/2028
(e)
600 566
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 196
5.59%, 08/08/2028 200 199
6.94%, 11/07/2033 200 212
Bank of America Corp
1.32%, 06/19/2026
(e)
310 289
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
210 192
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
115 104
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
445 349
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 160
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(e)
1,065 1,014
CME Term Secured Overnight Financing
Rate 3 Month + 0.90%
2.09%, 06/14/2029
(e)
60 52
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
115 90
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
630 476
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
225 187
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
255 232
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
260 207
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
175 142
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 315
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
75 47
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
130 106
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 76
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 350 327
3.31%, 04/22/2042
(e)
715 529
Secured Overnight Financing Rate + 1.58%
3.37%, 01/23/2026
(e)
700 678
CME Term Secured Overnight Financing
Rate 3 Month + 1.07%
3.38%, 04/02/2026
(e)
65 63
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(e)
500 459
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(e)
600 560
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.85%, 03/08/2037
(e)
$ 550 $ 464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(e)
550 432
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
3.97%, 03/05/2029
(e)
75 70
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(e)
600 555
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.00%, 01/22/2025 90 88
4.33%, 03/15/2050
(e)
255 211
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
175 168
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
115 105
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(e)
885 873
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 75 70
5.02%, 07/22/2033
(e)
585 556
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(e)
570 564
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(e)
755 743
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
515 495
Secured Overnight Financing Rate + 1.91%
5.82%, 09/15/2029
(e)
315 318
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
315 316
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 62
5.93%, 09/15/2027
(e)
315 317
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 100 102
7.75%, 05/14/2038 500 581
Bank of America NA
5.53%, 08/18/2026 265 267
5.65%, 08/18/2025 275 276
Bank of Montreal
0.95%, 01/22/2027
(e)
55 50
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 152
3.09%, 01/10/2037
(e)
125 96
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 70 68
4.70%, 09/14/2027 435 426
5.30%, 06/05/2026 160 160
5.72%, 09/25/2028 315 319
Bank of New York Mellon Corp/The
2.05%, 01/26/2027 65 59
2.50%, 01/26/2032 65 53
3.99%, 06/13/2028
(e)
70 67
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(e)
665 652
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(e)
370 359
Secured Overnight Financing Rate + 1.17%
4.95%, 04/26/2027
(e)
270 267
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
170 162
Secured Overnight Financing Rate + 1.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The   (continued)
5.83%, 10/25/2033
(e)
$ 155 $ 158
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
315 327
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 60 54
1.30%, 06/11/2025 155 145
1.30%, 09/15/2026 260 233
1.45%, 01/10/2025 175 167
2.15%, 08/01/2031 60 48
4.50%, 12/16/2025 60 59
4.85%, 02/01/2030 615 594
5.35%, 12/07/2026
(f)
135 135
Barclays PLC
2.65%, 06/24/2031
(e)
785 631
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 138
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 369
4.97%, 05/16/2029
(e)
750 716
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(e)
800 784
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
6.22%, 05/09/2034
(e)
320 314
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(e)
235 237
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(e)
315 321
Secured Overnight Financing Rate + 2.62%
7.33%, 11/02/2026
(e)
310 317
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(e)
310 330
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 60 54
3.30%, 04/07/2025 250 242
5.00%, 04/28/2028 350 344
5.93%, 10/02/2026 160 162
5.99%, 10/03/2028 160 163
Citibank NA
5.80%, 09/29/2028 275 280
5.86%, 09/29/2025 275 277
Citigroup Inc
1.12%, 01/28/2027
(e)
60 54
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(e)
885 797
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(e)
380 362
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(e)
155 123
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 161
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 256
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(e)
60 41
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 130
Secured Overnight Financing Rate + 1.42%

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
3.06%, 01/25/2033
(e)
$ 500 $ 410
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 520 490
3.52%, 10/27/2028
(e)
125 116
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.70%, 01/12/2026 110 106
3.79%, 03/17/2033
(e)
520 450
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(e)
220 180
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.13%, 07/25/2028 620 580
4.28%, 04/24/2048
(e)
100 83
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 75 72
4.40%, 06/10/2025 300 294
4.45%, 09/29/2027 875 838
4.65%, 07/30/2045 115 99
4.66%, 05/24/2028
(e)
835 815
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
165 155
Secured Overnight Financing Rate + 2.09%
5.61%, 09/29/2026
(e)
625 624
Secured Overnight Financing Rate + 1.55%
6.17%, 05/25/2034
(e)
320 318
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
310 320
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 379
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 184
Cooperatieve Rabobank UA/NY
5.50%, 07/18/2025 315 316
Credit Suisse AG/New York NY
5.00%, 07/09/2027 500 490
7.95%, 01/09/2025 320 326
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(e)
600 550
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 250 239
5.37%, 09/09/2027 255 253
6.12%, 07/14/2026
(e)
700 696
Secured Overnight Financing Rate + 3.19%
6.72%, 01/18/2029
(e)
320 326
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
320 307
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
275 257
Secured Overnight Financing Rate + 1.36%
6.34%, 07/27/2029
(e)
235 237
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(e)
245 230
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(e)
395 359
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
1,115 1,012
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
60 53
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
235 211
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
355 275
Secured Overnight Financing Rate + 1.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
2.60%, 02/07/2030 $ 590 $ 500
2.62%, 04/22/2032
(e)
115 93
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
185 168
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
425 339
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 79
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 173
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 43
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
200 147
Secured Overnight Financing Rate + 1.63%
3.69%, 06/05/2028
(e)
290 272
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.75%, 02/25/2026 75 72
3.81%, 04/23/2029
(e)
75 70
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 110 106
4.22%, 05/01/2029
(e)
500 472
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(e)
175 151
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
445 429
Secured Overnight Financing Rate + 1.73%
4.75%, 10/21/2045 750 669
5.15%, 05/22/2045 450 406
6.25%, 02/01/2041 220 231
6.48%, 10/24/2029
(e)
315 326
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
160 169
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 785 825
HSBC Holdings PLC
1.59%, 05/24/2027
(e)
500 450
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(e)
240 226
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
300 262
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
310 292
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 160
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(e)
600 482
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 166
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 300 288
3.97%, 05/22/2030
(e)
300 273
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.18%, 12/09/2025
(e)
200 196
Secured Overnight Financing Rate + 1.51%
4.58%, 06/19/2029
(e)
540 514
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
500 484
Secured Overnight Financing Rate + 2.11%
5.89%, 08/14/2027
(e)
370 371
Secured Overnight Financing Rate + 1.57%

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
6.16%, 03/09/2029
(e)
$ 200 $ 203
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
570 581
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
825 838
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 102
6.55%, 06/20/2034
(e)
320 316
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
310 327
Secured Overnight Financing Rate + 3.35%
Huntington National Bank/The
5.65%, 01/10/2030 310 301
ING Groep NV
1.73%, 04/01/2027
(e)
1,300 1,181
Secured Overnight Financing Rate + 1.01%
4.55%, 10/02/2028 300 288
6.11%, 09/11/2034
(e)
235 236
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
115 104
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
135 123
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
245 220
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
115 105
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
135 106
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
115 90
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
855 814
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(e)
190 165
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
845 803
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
820 736
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(e)
65 43
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
420 338
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
465 380
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.95%, 10/01/2026 500 473
2.96%, 05/13/2031
(e)
575 489
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
235 172
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
235 158
Secured Overnight Financing Rate + 2.44%
3.13%, 01/23/2025 100 97
3.33%, 04/22/2052
(e)
115 80
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
590 548
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.88%, 07/24/2038
(e)
$ 100 $ 84
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.90%, 07/15/2025 400 391
3.96%, 11/15/2048
(e)
825 653
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
200 189
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(e)
230 219
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.32%, 04/26/2028
(e)
550 532
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(e)
305 292
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
135 126
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(e)
815 802
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(e)
435 414
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 430 389
5.30%, 07/24/2029
(e)
315 314
Secured Overnight Financing Rate + 1.45%
5.35%, 06/01/2034
(e)
1,060 1,035
Secured Overnight Financing Rate + 1.85%
5.55%, 12/15/2025
(e)
310 309
Secured Overnight Financing Rate + 1.07%
5.60%, 07/15/2041 370 375
5.72%, 09/14/2033
(e)
255 254
Secured Overnight Financing Rate + 2.58%
6.07%, 10/22/2027
(e)
320 325
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
320 329
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
320 334
Secured Overnight Financing Rate + 1.81%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 750
KeyCorp
2.25%, 04/06/2027 110 96
Korea Development Bank/The
0.80%, 04/27/2026 200 180
3.00%, 01/13/2026 400 383
4.00%, 09/08/2025 1,000 979
4.38%, 02/15/2028 315 308
5.38%, 10/23/2026 320 323
5.63%, 10/23/2033 200 208
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 133
0.38%, 07/18/2025 315 293
0.63%, 01/22/2026 905 830
1.00%, 10/01/2026 90 82
1.25%, 01/31/2025 625 598
2.00%, 05/02/2025 300 288
2.88%, 04/03/2028 600 563
3.00%, 05/20/2027 630 600
3.13%, 06/10/2025 705 686
3.63%, 04/01/2026 480 469
3.75%, 02/15/2028 510 496
3.88%, 06/15/2028
(d)
380 371
4.13%, 07/15/2033 315 305
4.63%, 08/07/2026 315 315
4.75%, 10/29/2030 320 325
5.13%, 09/29/2025 320 321

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 $ 575 $ 527
1.75%, 07/27/2026 200 186
2.00%, 01/13/2025 400 386
2.38%, 06/10/2025 230 221
3.88%, 09/28/2027 320 313
3.88%, 06/14/2028 320 312
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
200 184
3 Month USD LIBOR + 1.21%
4.34%, 01/09/2048 400 292
4.58%, 12/10/2025 575 555
4.65%, 03/24/2026 675 651
4.98%, 08/11/2033
(e)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.87%, 03/06/2029
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(e)
310 311
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 187
1.54%, 07/20/2027
(e)
800 720
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.19%, 02/25/2025 200 192
2.56%, 02/25/2030 285 242
3.20%, 07/18/2029 200 178
3.75%, 07/18/2039 200 163
4.08%, 04/19/2028
(e)
600 573
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 183
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(e)
255 254
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 161
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.23%, 05/25/2026
(e)
700 663
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
3.15%, 07/16/2030
(e)
700 611
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
255 254
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(e)
320 320
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
315 314
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
0.99%, 12/10/2026
(e)
$ 80 $ 72
Secured Overnight Financing Rate + 0.72%
1.51%, 07/20/2027
(e)
115 103
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
155 141
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
1,135 870
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 73
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(e)
700 666
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(e)
115 90
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
40 36
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
810 612
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 103
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(e)
175 148
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(e)
210 131
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 73
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 142
3.22%, 04/22/2042
(e)
60 44
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 90 84
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 375 358
3.77%, 01/24/2029
(e)
600 560
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 710 674
4.21%, 04/20/2028
(e)
135 130
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 268
4.68%, 07/17/2026
(e)
765 752
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(e)
85 80
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 675 668
5.05%, 01/28/2027
(e)
240 238
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(e)
320 315
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
260 256
Secured Overnight Financing Rate + 1.59%
5.25%, 04/21/2034
(e)
425 407
Secured Overnight Financing Rate + 1.87%
5.42%, 07/21/2034
(e)
315 305
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
315 314
Secured Overnight Financing Rate + 1.63%
5.95%, 01/19/2038
(e)
160 155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(e)
310 312
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(e)
310 319
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
310 321
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 218

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
6.41%, 11/01/2029
(e)
$ 280 $ 290
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
180 191
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 320 316
NatWest Group PLC
1.64%, 06/14/2027
(e)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.89%, 05/18/2029
(e)
700 670
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 383
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 282
2.88%, 05/23/2025 270 262
3.63%, 09/09/2027 325 315
4.13%, 01/20/2026 155 153
4.25%, 03/01/2028 320 317
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
245 199
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 610 569
3.45%, 04/23/2029 175 159
4.63%, 06/06/2033
(e)
160 142
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(e)
655 641
Secured Overnight Financing Rate + 1.09%
5.35%, 12/02/2028
(e)
410 405
Secured Overnight Financing Rate + 1.62%
5.94%, 08/18/2034
(e)
315 314
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(e)
240 246
Secured Overnight Financing Rate + 1.73%
Royal Bank of Canada
1.15%, 07/14/2026 60 54
1.20%, 04/27/2026 555 504
1.60%, 01/21/2025 295 283
3.63%, 05/04/2027 320 303
3.88%, 05/04/2032 145 130
4.90%, 01/12/2028 165 163
4.95%, 04/25/2025 350 348
5.00%, 05/02/2033
(d)
175 168
5.20%, 07/20/2026 160 160
6.00%, 11/01/2027 155 159
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
290 260
Secured Overnight Financing Rate + 1.25%
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.47%, 01/11/2028
(e)
200 178
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(e)
600 486
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(e)
65 59
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 48
3.30%, 12/16/2024 75 73
4.42%, 05/13/2033
(e)
135 125
Secured Overnight Financing Rate + 1.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
State Street Corp   (continued)
4.82%, 01/26/2034
(e)
$ 245 $ 230
Secured Overnight Financing Rate + 1.57%
5.10%, 05/18/2026
(e)
160 159
Secured Overnight Financing Rate + 1.13%
5.27%, 08/03/2026 155 155
5.68%, 11/21/2029
(e)
140 141
Secured Overnight Financing Rate + 1.48%
5.75%, 11/04/2026
(e)
495 496
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 400 375
2.13%, 07/08/2030 200 163
2.14%, 09/23/2030 150 120
2.35%, 01/15/2025 200 193
2.93%, 09/17/2041 60 41
3.01%, 10/19/2026 75 70
3.04%, 07/16/2029 200 176
3.36%, 07/12/2027 400 374
3.45%, 01/11/2027 165 156
5.46%, 01/13/2026 820 819
5.52%, 01/13/2028 410 412
5.77%, 01/13/2033 400 408
5.80%, 07/13/2028 315 320
5.81%, 09/14/2033 235 239
6.18%, 07/13/2043 160 167
Toronto-Dominion Bank/The
1.15%, 06/12/2025 825 773
1.20%, 06/03/2026 260 235
1.95%, 01/12/2027
(d)
125 114
2.00%, 09/10/2031 60 48
3.20%, 03/10/2032 65 55
3.77%, 06/06/2025 30 29
4.11%, 06/08/2027 30 29
4.46%, 06/08/2032 70 65
4.69%, 09/15/2027 655 643
5.10%, 01/09/2026 160 160
5.52%, 07/17/2028 160 161
5.53%, 07/17/2026 160 161
Truist Bank
2.25%, 03/11/2030 1,000 791
3.80%, 10/30/2026 250 234
Truist Financial Corp
1.20%, 08/05/2025 60 56
1.27%, 03/02/2027
(e)
195 175
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
130 109
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 48
4.00%, 05/01/2025 75 73
4.12%, 06/06/2028
(e)
290 273
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
160 153
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(e)
160 147
Secured Overnight Financing Rate + 1.85%
5.87%, 06/08/2034
(e)
160 156
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(e)
155 154
Secured Overnight Financing Rate + 1.63%
UBS Group AG
3.75%, 03/26/2025 500 485
US Bancorp
1.38%, 07/22/2030 110 84
2.22%, 01/27/2028
(e)
275 248
Secured Overnight Financing Rate + 0.73%

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
2.49%, 11/03/2036
(e)
$ 170 $ 125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
4.55%, 07/22/2028
(e)
1,000 961
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(e)
285 273
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
285 261
Secured Overnight Financing Rate + 1.60%
5.73%, 10/21/2026
(e)
155 154
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(e)
320 315
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
155 153
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
175 167
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
1,185 1,126
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
220 198
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(e)
700 585
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
3.00%, 10/23/2026 1,000 937
3.07%, 04/30/2041
(e)
485 347
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
430 360
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
160 150
Secured Overnight Financing Rate + 1.51%
3.55%, 09/29/2025 75 72
3.58%, 05/22/2028
(e)
375 351
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
3.91%, 04/25/2026
(e)
235 229
Secured Overnight Financing Rate + 1.32%
4.40%, 06/14/2046 110 86
4.61%, 04/25/2053
(e)
155 130
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 495
4.75%, 12/07/2046 250 205
4.81%, 07/25/2028
(e)
65 63
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
735 687
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 64
5.01%, 04/04/2051
(e)
440 391
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.38%, 11/02/2043 185 168
5.39%, 04/24/2034
(e)
375 361
Secured Overnight Financing Rate + 2.02%
5.56%, 07/25/2034
(e)
475 463
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
475 474
Secured Overnight Financing Rate + 1.74%
6.30%, 10/23/2029
(e)
320 330
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
320 334
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.45%, 08/07/2026 315 317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
1.15%, 06/03/2026 $ 60 $ 55
2.35%, 02/19/2025 150 145
2.89%, 02/04/2030
(e)
855 817
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
3.02%, 11/18/2036
(e)
405 314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 39
3.74%, 08/26/2025 120 117
4.11%, 07/24/2034
(e)
555 491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 133,042
Beverages - 0 .49%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 250 244
4.70%, 02/01/2036 250 238
4.90%, 02/01/2046 720 667
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 67
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 120
4.35%, 06/01/2040 165 146
4.60%, 04/15/2048 26 23
4.75%, 01/23/2029 250 249
4.95%, 01/15/2042 220 208
5.45%, 01/23/2039 450 451
5.55%, 01/23/2049 470 479
5.80%, 01/23/2059 550 574
8.20%, 01/15/2039 60 76
Coca-Cola Co/The
1.50%, 03/05/2028
(d)
60 53
2.50%, 06/01/2040 140 100
2.50%, 03/15/2051 1,015 637
2.60%, 06/01/2050 140 91
2.88%, 05/05/2041 60 45
3.00%, 03/05/2051 90 64
Constellation Brands Inc
2.25%, 08/01/2031 1,040 837
3.15%, 08/01/2029 90 81
3.60%, 02/15/2028 700 658
4.35%, 05/09/2027 160 156
4.90%, 05/01/2033 80 77
Diageo Capital PLC
2.38%, 10/24/2029 200 174
5.30%, 10/24/2027 310 314
5.63%, 10/05/2033 400 413
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 49
3.35%, 03/15/2051 60 41
3.40%, 11/15/2025 250 241
3.95%, 04/15/2029 735 695
4.05%, 04/15/2032 210 192
4.42%, 05/25/2025 18 18
4.50%, 04/15/2052 85 71
Molson Coors Beverage Co
3.00%, 07/15/2026 105 100
4.20%, 07/15/2046 250 198
PepsiCo Inc
2.63%, 10/21/2041 725 515
2.75%, 10/21/2051 225 147
2.88%, 10/15/2049 145 99
3.00%, 10/15/2027 600 566
5.25%, 11/10/2025 205 206
$ 10,380

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0 .36%
Amgen Inc
1.65%, 08/15/2028 $ 125 $ 108
2.00%, 01/15/2032 120 94
2.45%, 02/21/2030 155 133
2.60%, 08/19/2026 700 656
2.77%, 09/01/2053 510 304
3.00%, 02/22/2029 200 182
3.00%, 01/15/2052
(d)
120 78
3.15%, 02/21/2040 155 114
3.38%, 02/21/2050 545 378
4.20%, 03/01/2033 80 74
4.20%, 02/22/2052 200 158
4.40%, 05/01/2045 65 54
4.66%, 06/15/2051 410 351
4.88%, 03/01/2053 80 70
5.15%, 03/02/2028 280 281
5.15%, 11/15/2041 113 105
5.25%, 03/02/2025 300 299
5.25%, 03/02/2030 135 136
5.25%, 03/02/2033 160 158
5.60%, 03/02/2043 320 313
5.65%, 03/02/2053 320 316
5.75%, 03/02/2063 240 235
Biogen Inc
4.05%, 09/15/2025 160 156
5.20%, 09/15/2045 30 27
Gilead Sciences Inc
1.65%, 10/01/2030 150 121
2.80%, 10/01/2050 150 96
2.95%, 03/01/2027 240 225
3.50%, 02/01/2025 75 73
3.65%, 03/01/2026 190 184
4.15%, 03/01/2047 25 20
4.50%, 02/01/2045 500 434
4.75%, 03/01/2046 580 522
5.25%, 10/15/2033 160 161
5.55%, 10/15/2053 160 161
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 127
Royalty Pharma PLC
1.75%, 09/02/2027 655 574
2.20%, 09/02/2030 155 125
3.30%, 09/02/2040 155 109
$ 7,712
Building Materials - 0 .12%
Carrier Global Corp
2.24%, 02/15/2025 282 271
2.49%, 02/15/2027 35 32
2.72%, 02/15/2030 1,010 869
3.38%, 04/05/2040 155 116
3.58%, 04/05/2050 155 111
5.80%, 11/30/2025
(h)
140 141
5.90%, 03/15/2034
(h)
140 144
6.20%, 03/15/2054
(h)
55 58
Johnson Controls International plc
5.13%, 09/14/2045 29 26
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 95
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 130
3.20%, 07/15/2051 60 40
Masco Corp
1.50%, 02/15/2028 60 51
Owens Corning
4.30%, 07/15/2047 150 119
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Vulcan Materials Co
3.50%, 06/01/2030 $ 295 $ 263
$ 2,551
Chemicals - 0 .33%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 197
4.80%, 03/03/2033 160 159
Celanese US Holdings LLC
6.05%, 03/15/2025 37 37
6.17%, 07/15/2027 135 136
6.38%, 07/15/2032 135 136
Dow Chemical Co/The
2.10%, 11/15/2030 160 132
3.60%, 11/15/2050 160 112
4.38%, 11/15/2042 700 569
4.63%, 10/01/2044 270 223
4.80%, 11/30/2028 90 89
4.80%, 05/15/2049 340 285
DuPont de Nemours Inc
4.73%, 11/15/2028 700 691
5.32%, 11/15/2038 145 141
5.42%, 11/15/2048 185 180
Eastman Chemical Co
4.65%, 10/15/2044 75 61
Ecolab Inc
1.30%, 01/30/2031 150 117
1.65%, 02/01/2027 105 95
2.13%, 08/15/2050 150 84
2.75%, 08/18/2055 700 425
4.80%, 03/24/2030 620 617
EIDP Inc
1.70%, 07/15/2025 60 56
LYB International Finance III LLC
1.25%, 10/01/2025 64 59
2.25%, 10/01/2030 130 106
3.63%, 04/01/2051 130 87
4.20%, 10/15/2049 160 118
5.63%, 05/15/2033 160 160
Mosaic Co/The
5.63%, 11/15/2043 25 23
Nutrien Ltd
3.00%, 04/01/2025 150 145
4.20%, 04/01/2029 400 380
5.00%, 04/01/2049 280 241
5.80%, 03/27/2053 160 158
5.95%, 11/07/2025 155 156
PPG Industries Inc
1.20%, 03/15/2026 60 55
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 199
3.30%, 05/15/2050 90 60
4.50%, 06/01/2047 390 330
Westlake Corp
3.13%, 08/15/2051 60 36
3.60%, 08/15/2026 110 105
$ 6,960
Coal - 0 .00%
Teck Resources Ltd
3.90%, 07/15/2030 115 104
Commercial Mortgage Backed Securities - 0 .20%
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 422
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 855
Fannie Mae-Aces
3.09%, 12/25/2027
(i)
698 653

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates
3.17%, 10/25/2024 $ 992 $ 972
3.21%, 03/25/2025 1,248 1,213
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 117 115
$ 4,230
Commercial Services - 0 .15%
American University/The
3.67%, 04/01/2049 35 27
California Institute of Technology
4.32%, 08/01/2045 50 43
Global Payments Inc
1.20%, 03/01/2026 645 584
2.65%, 02/15/2025 240 231
3.20%, 08/15/2029 140 123
4.15%, 08/15/2049 70 51
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 162
4.68%, 07/01/2114 100 86
Moody's Corp
4.25%, 08/08/2032 65 61
5.25%, 07/15/2044 90 86
PayPal Holdings Inc
2.85%, 10/01/2029 755 670
3.90%, 06/01/2027 65 63
4.40%, 06/01/2032
(d)
65 62
S&P Global Inc
1.25%, 08/15/2030 160 126
2.30%, 08/15/2060 600 321
2.45%, 03/01/2027 100 93
2.50%, 12/01/2029 55 48
3.25%, 12/01/2049 55 38
3.70%, 03/01/2052 100 76
5.25%, 09/15/2033
(h)
160 161
University of Southern California
5.25%, 10/01/2111 20 19
$ 3,131
Computers - 0 .54%
Apple Inc
0.70%, 02/08/2026 275 252
1.13%, 05/11/2025 300 284
1.20%, 02/08/2028 430 375
2.38%, 02/08/2041 565 398
2.40%, 08/20/2050 210 131
2.65%, 05/11/2050 700 455
2.65%, 02/08/2051 140 91
2.70%, 08/05/2051 85 55
2.80%, 02/08/2061 850 543
2.90%, 09/12/2027 300 282
2.95%, 09/11/2049 140 98
3.00%, 06/20/2027 500 474
3.20%, 05/11/2027 110 105
3.25%, 02/23/2026 500 484
3.35%, 02/09/2027 125 120
3.75%, 11/13/2047 195 160
3.85%, 05/04/2043 200 171
3.95%, 08/08/2052 235 195
4.38%, 05/13/2045 80 73
4.65%, 02/23/2046 170 161
4.85%, 05/10/2053 320 310
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 220
3.45%, 12/15/2051 680 454
5.25%, 02/01/2028 160 160
5.30%, 10/01/2029 300 299
6.02%, 06/15/2026 678 685
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp   (continued)
8.35%, 07/15/2046 $ 26 $ 32
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 200 198
6.20%, 10/15/2035 75 79
6.35%, 10/15/2045 340 346
HP Inc
3.00%, 06/17/2027 140 130
4.75%, 01/15/2028 495 486
6.00%, 09/15/2041 355 356
International Business Machines Corp
2.20%, 02/09/2027 575 527
3.30%, 05/15/2026 500 480
3.50%, 05/15/2029 160 149
4.00%, 07/27/2025 100 98
4.00%, 06/20/2042 110 91
4.15%, 05/15/2039 195 168
4.25%, 05/15/2049 600 495
4.40%, 07/27/2032 100 95
4.50%, 02/06/2028 370 364
4.70%, 02/19/2046 145 128
5.10%, 02/06/2053 160 150
NetApp Inc
2.38%, 06/22/2027 155 141
$ 11,548
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 156
Cosmetics & Personal Care - 0 .19%
Colgate-Palmolive Co
4.60%, 03/01/2028
(d)
160 161
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 129
Haleon UK Capital PLC
3.13%, 03/24/2025 400 387
Haleon US Capital LLC
3.38%, 03/24/2027 250 236
3.63%, 03/24/2032 250 220
Kenvue Inc
4.90%, 03/22/2033 160 159
5.05%, 03/22/2028 160 161
5.05%, 03/22/2053 160 153
5.10%, 03/22/2043
(d)
160 156
5.50%, 03/22/2025 160 160
Procter & Gamble Co/The
0.55%, 10/29/2025 180 167
1.90%, 02/01/2027 540 497
Unilever Capital Corp
1.38%, 09/14/2030 150 119
1.75%, 08/12/2031 680 544
2.90%, 05/05/2027 850 798
$ 4,047
Diversified Financial Services - 1 .02%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 150 137
2.45%, 10/29/2026 150 137
3.00%, 10/29/2028 600 529
3.30%, 01/30/2032 750 622
3.40%, 10/29/2033 150 121
6.10%, 01/15/2027 315 317
6.50%, 07/15/2025 1,000 1,005
Air Lease Corp
1.88%, 08/15/2026 350 317
2.10%, 09/01/2028 585 497
2.30%, 02/01/2025 585 560
2.88%, 01/15/2026 700 659
2.88%, 01/15/2032 65 53

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Air Lease Corp   (continued)
3.38%, 07/01/2025 $ 700 $ 672
Ally Financial Inc
2.20%, 11/02/2028 60 49
4.75%, 06/09/2027 160 151
8.00%, 11/01/2031 420 445
American Express Co
1.65%, 11/04/2026 310 281
2.25%, 03/04/2025 65 62
3.30%, 05/03/2027 500 470
4.05%, 05/03/2029 100 96
4.05%, 12/03/2042 440 373
4.99%, 05/01/2026
(e)
270 267
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
160 159
Secured Overnight Financing Rate + 1.28%
5.39%, 07/28/2027
(e)
160 160
Secured Overnight Financing Rate + 0.97%
6.34%, 10/30/2026
(e)
140 142
Secured Overnight Financing Rate + 1.33%
6.49%, 10/30/2031
(e)
70 74
Secured Overnight Financing Rate + 1.94%
BlackRock Inc
2.10%, 02/25/2032 295 237
2.40%, 04/30/2030 700 606
Capital One Financial Corp
1.88%, 11/02/2027
(e)
390 342
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
510 362
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 60 58
4.93%, 05/10/2028
(e)
245 234
Secured Overnight Financing Rate + 2.06%
5.82%, 02/01/2034
(e)
160 150
Secured Overnight Financing Rate + 2.60%
6.31%, 06/08/2029
(e)
160 159
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
210 219
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
0.90%, 03/11/2026 800 720
1.15%, 05/13/2026 60 54
1.65%, 03/11/2031 400 307
1.95%, 12/01/2031 540 412
2.00%, 03/20/2028 115 99
3.00%, 03/10/2025 500 483
5.64%, 05/19/2029
(e)
160 159
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 156
6.14%, 08/24/2034
(e)
155 155
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
140 142
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 202
Discover Financial Services
4.10%, 02/09/2027 75 70
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 92
2.10%, 06/15/2030 400 332
2.65%, 09/15/2040 160 111
3.00%, 09/15/2060 160 98
3.75%, 12/01/2025 75 73
3.75%, 09/21/2028
(d)
700 656
4.00%, 09/15/2027 135 129
4.25%, 09/21/2048 250 205
4.60%, 03/15/2033 605 575
4.95%, 06/15/2052 65 60
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferies Financial Group Inc
2.63%, 10/15/2031 $ 200 $ 157
Legg Mason Inc
5.63%, 01/15/2044 25 24
Mastercard Inc
2.00%, 11/18/2031 190 155
2.95%, 03/15/2051 60 41
3.35%, 03/26/2030 875 808
3.85%, 03/26/2050 125 102
4.88%, 03/09/2028 160 162
Nasdaq Inc
2.50%, 12/21/2040 55 36
5.35%, 06/28/2028 160 161
5.95%, 08/15/2053 40 41
Nomura Holdings Inc
1.85%, 07/16/2025 415 388
2.33%, 01/22/2027 200 180
2.68%, 07/16/2030 915 751
5.84%, 01/18/2028 320 321
6.09%, 07/12/2033
(d)
315 320
Synchrony Financial
3.95%, 12/01/2027 720 647
4.50%, 07/23/2025 275 264
Visa Inc
1.10%, 02/15/2031 60 47
1.90%, 04/15/2027 80 73
2.00%, 08/15/2050
(d)
160 93
2.70%, 04/15/2040 155 114
2.75%, 09/15/2027 150 140
4.15%, 12/14/2035 500 470
4.30%, 12/14/2045 200 178
$ 21,685
Electric - 1 .92%
AEP Texas Inc
2.10%, 07/01/2030 160 129
3.45%, 01/15/2050 50 34
3.45%, 05/15/2051 60 40
4.70%, 05/15/2032 105 98
5.25%, 05/15/2052 105 94
AEP Transmission Co LLC
2.75%, 08/15/2051 60 36
4.50%, 06/15/2052 70 58
5.40%, 03/15/2053 160 154
AES Corp/The
2.45%, 01/15/2031 60 48
Alabama Power Co
1.45%, 09/15/2030 155 122
3.13%, 07/15/2051 60 39
Ameren Corp
1.75%, 03/15/2028 60 52
5.70%, 12/01/2026 140 141
Ameren Illinois Co
1.55%, 11/15/2030 65 51
3.25%, 03/15/2050 75 51
3.85%, 09/01/2032 355 319
4.15%, 03/15/2046 330 263
American Electric Power Co Inc
1.00%, 11/01/2025 15 14
2.30%, 03/01/2030 155 128
5.63%, 03/01/2033 160 160
Arizona Public Service Co
2.60%, 08/15/2029 90 79
2.65%, 09/15/2050 150 85
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 49
4.55%, 06/01/2052 20 17

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 $ 365 $ 281
2.85%, 05/15/2051 85 53
3.80%, 07/15/2048 650 472
4.60%, 05/01/2053 65 53
5.15%, 11/15/2043 200 183
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 41
4.85%, 10/01/2052 565 509
4.95%, 04/01/2033 160 157
5.20%, 10/01/2028 160 161
CenterPoint Energy Inc
1.45%, 06/01/2026 60 55
2.95%, 03/01/2030 100 86
3.70%, 09/01/2049 60 42
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 44
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 459
3.13%, 03/15/2051 420 276
4.00%, 03/01/2048 750 591
5.30%, 02/01/2053 160 153
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 55
2.05%, 07/01/2031 60 48
3.20%, 03/15/2027 140 132
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 46
3.00%, 12/01/2060 65 38
3.70%, 11/15/2059 80 54
3.88%, 06/15/2047 300 226
4.30%, 12/01/2056 500 385
5.20%, 03/01/2033
(d)
160 159
6.15%, 11/15/2052 155 163
6.30%, 08/15/2037 370 387
6.75%, 04/01/2038 160 175
Consumers Energy Co
2.50%, 05/01/2060 91 50
4.90%, 02/15/2029 155 154
Dominion Energy Inc
1.45%, 04/15/2026 760 695
3.30%, 04/15/2041 60 43
3.38%, 04/01/2030 315 280
4.90%, 08/01/2041 360 311
5.38%, 11/15/2032 410 405
5.95%, 06/15/2035 200 202
DTE Electric Co
1.90%, 04/01/2028 40 35
3.70%, 03/15/2045 200 152
4.05%, 05/15/2048 540 423
5.40%, 04/01/2053 160 156
DTE Energy Co
1.05%, 06/01/2025 80 75
4.88%, 06/01/2028 105 103
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 116
4.95%, 01/15/2033 160 157
5.30%, 02/15/2040 125 119
5.35%, 01/15/2053 160 152
6.05%, 04/15/2038 460 475
Duke Energy Corp
0.90%, 09/15/2025 150 138
2.65%, 09/01/2026 90 84
3.15%, 08/15/2027 90 83
3.30%, 06/15/2041 60 43
3.50%, 06/15/2051 60 41
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp   (continued)
3.95%, 08/15/2047 $ 150 $ 110
4.20%, 06/15/2049 150 114
4.30%, 03/15/2028 500 482
4.50%, 08/15/2032 340 317
4.80%, 12/15/2045 230 196
5.00%, 08/15/2052 65 57
6.10%, 09/15/2053 160 163
Duke Energy Florida LLC
1.75%, 06/15/2030 155 125
2.50%, 12/01/2029 255 221
3.40%, 10/01/2046 200 138
5.88%, 11/15/2033 145 150
5.95%, 11/15/2052 155 159
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 93
5.40%, 04/01/2053 160 151
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 128
Duke Energy Progress LLC
2.50%, 08/15/2050 160 91
Emera US Finance LP
4.75%, 06/15/2046 75 58
Entergy Arkansas LLC
2.65%, 06/15/2051 45 26
4.20%, 04/01/2049 600 474
5.15%, 01/15/2033 160 156
Entergy Corp
1.90%, 06/15/2028 35 30
2.40%, 06/15/2031 60 48
Entergy Louisiana LLC
2.90%, 03/15/2051 35 21
3.10%, 06/15/2041 60 42
3.12%, 09/01/2027 200 186
4.75%, 09/15/2052 415 353
Entergy Texas Inc
1.75%, 03/15/2031 150 117
4.00%, 03/30/2029 170 159
Evergy Kansas Central Inc
5.70%, 03/15/2053 160 155
Evergy Metro Inc
2.25%, 06/01/2030 155 128
Eversource Energy
0.80%, 08/15/2025 160 147
1.65%, 08/15/2030 160 125
4.25%, 04/01/2029 700 662
5.13%, 05/15/2033 160 154
Exelon Corp
3.35%, 03/15/2032 65 56
Florida Power & Light Co
2.45%, 02/03/2032 65 53
2.88%, 12/04/2051 65 41
3.70%, 12/01/2047 70 53
4.05%, 10/01/2044 145 118
4.13%, 02/01/2042 600 507
4.40%, 05/15/2028 160 156
4.80%, 05/15/2033 120 116
5.10%, 04/01/2033 160 159
5.65%, 02/01/2037 250 253
Georgia Power Co
3.25%, 03/30/2027 400 377
4.30%, 03/15/2042 460 382
4.65%, 05/16/2028 160 157
4.70%, 05/15/2032 65 62
Interstate Power and Light Co
2.30%, 06/01/2030 40 33
Kentucky Utilities Co
3.30%, 06/01/2050 205 137

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
MidAmerican Energy Co
3.15%, 04/15/2050 $ 145 $ 96
4.25%, 07/15/2049 215 174
Mississippi Power Co
4.25%, 03/15/2042 30 24
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 60 54
2.85%, 01/27/2025 100 97
4.15%, 12/15/2032 765 697
4.80%, 03/15/2028 365 361
Nevada Power Co
2.40%, 05/01/2030 200 167
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 45 39
2.25%, 06/01/2030 250 206
2.75%, 11/01/2029 545 475
3.55%, 05/01/2027 700 663
4.90%, 02/28/2028 160 158
5.00%, 07/15/2032 70 68
5.25%, 02/28/2053 160 146
Northern States Power Co/MN
2.25%, 04/01/2031 60 49
2.60%, 06/01/2051 155 92
2.90%, 03/01/2050 70 45
5.10%, 05/15/2053 160 150
5.35%, 11/01/2039 30 29
NSTAR Electric Co
4.55%, 06/01/2052 65 55
4.95%, 09/15/2052 565 506
Ohio Power Co
1.63%, 01/15/2031 265 206
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 138
3.10%, 09/15/2049 195 130
4.15%, 06/01/2032 65 60
4.30%, 05/15/2028
(h)
570 552
4.55%, 09/15/2032 390 369
4.60%, 06/01/2052 65 56
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 534
2.50%, 02/01/2031 880 701
3.30%, 08/01/2040 155 106
3.50%, 08/01/2050 850 536
4.20%, 06/01/2041 510 377
4.95%, 06/08/2025 180 177
5.90%, 06/15/2032 60 59
6.10%, 01/15/2029 160 161
6.75%, 01/15/2053 160 161
PacifiCorp
2.90%, 06/15/2052 60 34
5.35%, 12/01/2053 155 131
5.50%, 05/15/2054 160 139
6.00%, 01/15/2039 310 302
6.25%, 10/15/2037 330 329
PECO Energy Co
2.80%, 06/15/2050 110 68
2.85%, 09/15/2051 150 92
4.38%, 08/15/2052 360 301
4.60%, 05/15/2052 20 17
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 46
3.95%, 06/01/2047 100 78
5.00%, 05/15/2033 160 156
Public Service Co of Colorado
1.88%, 06/15/2031 45 36
2.70%, 01/15/2051 95 55
Public Service Co of Oklahoma
5.25%, 01/15/2033 160 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Electric and Gas Co
3.15%, 01/01/2050 $ 155 $ 105
3.65%, 09/01/2028 200 189
3.80%, 03/01/2046 570 438
5.45%, 08/01/2053 155 154
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 296
5.88%, 10/15/2028 160 163
6.13%, 10/15/2033 160 165
Puget Sound Energy Inc
2.89%, 09/15/2051 170 104
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 120
3.32%, 04/15/2050 155 103
3.70%, 03/15/2052 65 47
4.50%, 08/15/2040 50 43
Sempra
4.00%, 02/01/2048 70 53
Southern California Edison Co
2.25%, 06/01/2030 155 128
2.85%, 08/01/2029 100 88
3.45%, 02/01/2052 65 44
3.65%, 02/01/2050 640 452
4.00%, 04/01/2047 450 343
4.70%, 06/01/2027 135 133
4.88%, 03/01/2049 380 325
5.30%, 03/01/2028 160 161
5.50%, 03/15/2040 350 330
5.65%, 10/01/2028 160 163
5.70%, 03/01/2053 160 155
5.85%, 11/01/2027 155 159
5.95%, 02/01/2038 30 30
Southern Co/The
1.75%, 03/15/2028 60 52
3.75%, 09/15/2051
(e)
40 35
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
150 140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 495 492
5.20%, 06/15/2033 160 157
5.50%, 03/15/2029 160 162
5.70%, 10/15/2032 665 674
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 29
Southwestern Electric Power Co
4.10%, 09/15/2028 1,000 941
Southwestern Public Service Co
4.50%, 08/15/2041 150 126
Tampa Electric Co
3.45%, 03/15/2051 100 66
Tucson Electric Power Co
1.50%, 08/01/2030 105 82
3.25%, 05/01/2051 60 38
Union Electric Co
2.15%, 03/15/2032 60 48
2.63%, 03/15/2051 130 77
5.45%, 03/15/2053 160 154
Virginia Electric and Power Co
2.30%, 11/15/2031 65 52
2.45%, 12/15/2050 145 82
2.95%, 11/15/2051 120 74
3.75%, 05/15/2027 40 38
5.45%, 04/01/2053 310 294
8.88%, 11/15/2038 225 292

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
WEC Energy Group Inc
1.38%, 10/15/2027 $ 130 $ 112
2.20%, 12/15/2028 60 52
4.75%, 01/09/2026 160 158
5.00%, 09/27/2025 75 74
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 349
Xcel Energy Inc
1.75%, 03/15/2027 15 13
2.60%, 12/01/2029 140 120
4.60%, 06/01/2032 40 37
$ 40,766
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 225 201
2.20%, 12/21/2031 820 672
$ 873
Electronics - 0 .08%
Fortive Corp
3.15%, 06/15/2026 100 95
Honeywell International Inc
1.10%, 03/01/2027 60 54
1.35%, 06/01/2025 80 76
1.75%, 09/01/2031 60 48
1.95%, 06/01/2030 450 377
2.80%, 06/01/2050
(d)
155 108
3.81%, 11/21/2047 100 80
4.25%, 01/15/2029 160 156
5.00%, 02/15/2033 500 502
Jabil Inc
1.70%, 04/15/2026 60 55
Tyco Electronics Group SA
7.13%, 10/01/2037 37 41
$ 1,592
Entertainment - 0 .11%
Warnermedia Holdings Inc
3.64%, 03/15/2025 560 545
3.76%, 03/15/2027 130 123
4.05%, 03/15/2029 130 120
4.28%, 03/15/2032 195 172
5.05%, 03/15/2042 830 685
5.14%, 03/15/2052 740 592
5.39%, 03/15/2062 215 171
$ 2,408
Environmental Control - 0 .19%
Republic Services Inc
1.75%, 02/15/2032 635 494
2.30%, 03/01/2030 685 581
3.38%, 11/15/2027 385 363
5.00%, 04/01/2034 320 314
Waste Connections Inc
2.20%, 01/15/2032 120 96
4.20%, 01/15/2033 735 679
Waste Management Inc
0.75%, 11/15/2025 210 193
2.00%, 06/01/2029 60 51
2.50%, 11/15/2050 75 45
3.15%, 11/15/2027 790 741
4.15%, 04/15/2032 100 94
4.63%, 02/15/2033 160 155
4.88%, 02/15/2029 310 310
$ 4,116
Federal & Federally Sponsored Credit - 0 .08%
Federal Farm Credit Banks Funding Corp
1.13%, 01/06/2025 220 211
4.38%, 06/23/2026 475 473
4.50%, 08/14/2026 630 630
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Federal & Federally Sponsored Credit (continued)
Federal Farm Credit Banks Funding Corp
(continued)
5.13%, 10/10/2025 $ 475 $ 477
$ 1,791
Finance - Mortgage Loan/Banker - 0 .48%
Fannie Mae
0.50%, 11/07/2025 535 493
0.75%, 10/08/2027 270 235
0.88%, 08/05/2030 710 560
2.13%, 04/24/2026 700 661
5.63%, 07/15/2037 65 71
6.25%, 05/15/2029 750 815
6.63%, 11/15/2030 230 258
7.13%, 01/15/2030 250 283
7.25%, 05/15/2030 249 287
Federal Home Loan Banks
0.38%, 09/04/2025 150 139
1.00%, 12/20/2024 300 287
1.25%, 12/21/2026 450 408
3.25%, 11/16/2028 950 904
4.00%, 06/30/2028 400 395
4.63%, 06/06/2025 480 478
4.63%, 11/17/2026 275 275
5.00%, 02/28/2025 475 475
5.50%, 07/15/2036 370 398
Freddie Mac
0.38%, 09/23/2025 1,895 1,750
6.25%, 07/15/2032 280 314
6.75%, 03/15/2031 543 615
$ 10,101
Food - 0 .42%
Campbell Soup Co
4.15%, 03/15/2028 185 178
Conagra Brands Inc
1.38%, 11/01/2027 100 86
4.60%, 11/01/2025 600 588
4.85%, 11/01/2028 140 136
5.30%, 11/01/2038 85 77
5.40%, 11/01/2048 445 397
General Mills Inc
2.25%, 10/14/2031 775 622
4.00%, 04/17/2025 75 73
4.95%, 03/29/2033
(d)
160 155
5.50%, 10/17/2028 160 163
Hershey Co/The
2.65%, 06/01/2050 185 116
J M Smucker Co/The
2.13%, 03/15/2032 60 47
5.90%, 11/15/2028 245 251
6.50%, 11/15/2043 485 507
JBS USA LUX SA / JBS USA Food Co / JBS
Luxembourg SARL
6.75%, 03/15/2034
(h)
160 161
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 265 257
5.75%, 04/01/2033 265 250
6.50%, 12/01/2052 265 246
Kellanova
2.10%, 06/01/2030 155 127
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 190
4.38%, 06/01/2046 930 759
4.88%, 10/01/2049 200 176
5.00%, 06/04/2042 200 181
5.20%, 07/15/2045 170 156

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co   (continued)
6.50%, 02/09/2040 $ 200 $ 213
Kroger Co/The
1.70%, 01/15/2031
(d)
60 47
3.70%, 08/01/2027 700 665
4.45%, 02/01/2047 345 283
5.15%, 08/01/2043 300 268
5.40%, 07/15/2040
(d)
30 28
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 55
1.85%, 02/15/2031 60 47
Mondelez International Inc
1.50%, 02/04/2031 165 129
2.63%, 03/17/2027 65 60
2.63%, 09/04/2050 165 100
Sysco Corp
2.45%, 12/14/2031 115 93
4.85%, 10/01/2045 250 215
5.75%, 01/17/2029 145 148
Tyson Foods Inc
3.55%, 06/02/2027 75 71
4.55%, 06/02/2047 700 548
$ 8,878
Forest Products & Paper - 0 .02%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 22
Suzano Austria GmbH
2.50%, 09/15/2028 75 64
Suzano International Finance BV
5.50%, 01/17/2027 300 297
$ 383
Gas - 0 .16%
Atmos Energy Corp
1.50%, 01/15/2031 150 117
3.38%, 09/15/2049 145 100
4.13%, 10/15/2044 140 118
5.75%, 10/15/2052 410 417
5.90%, 11/15/2033 160 166
6.20%, 11/15/2053 120 129
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 120
4.40%, 07/01/2032 70 65
5.25%, 03/01/2028 160 161
NiSource Inc
0.95%, 08/15/2025 320 296
3.60%, 05/01/2030 640 574
4.80%, 02/15/2044 210 180
5.00%, 06/15/2052 135 117
5.25%, 03/30/2028 65 65
5.40%, 06/30/2033 160 158
5.65%, 02/01/2045 250 237
Southern California Gas Co
2.55%, 02/01/2030 155 132
5.75%, 06/01/2053 160 157
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 125
3.15%, 09/30/2051 60 37
$ 3,471
Hand & Machine Tools - 0 .04%
Stanley Black & Decker Inc
2.30%, 02/24/2025 150 144
2.30%, 03/15/2030 700 575
2.75%, 11/15/2050 85 49
$ 768
Healthcare - Products - 0 .36%
Abbott Laboratories
4.75%, 04/15/2043 300 287
4.90%, 11/30/2046 210 203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Agilent Technologies Inc
2.10%, 06/04/2030 $ 155 $ 128
2.30%, 03/12/2031 60 50
Baxter International Inc
1.73%, 04/01/2031 85 65
1.92%, 02/01/2027 770 693
2.27%, 12/01/2028 665 575
2.54%, 02/01/2032 380 305
3.13%, 12/01/2051 260 164
Boston Scientific Corp
1.90%, 06/01/2025 155 147
Danaher Corp
2.60%, 10/01/2050 150 92
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 131
3.25%, 11/15/2039 150 116
GE HealthCare Technologies Inc
5.60%, 11/15/2025 155 155
5.65%, 11/15/2027 155 157
5.86%, 03/15/2030 155 158
5.91%, 11/22/2032 155 158
6.38%, 11/22/2052 155 166
Koninklijke Philips NV
5.00%, 03/15/2042 30 26
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 157
Medtronic Inc
4.38%, 03/15/2035 200 188
4.63%, 03/15/2045 286 260
Revvity Inc
1.90%, 09/15/2028 45 38
Stryker Corp
1.95%, 06/15/2030 600 495
3.38%, 11/01/2025 800 772
4.38%, 05/15/2044 25 21
4.63%, 03/15/2046 100 89
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 53
2.60%, 10/01/2029 145 128
2.80%, 10/15/2041 650 461
4.80%, 11/21/2027 155 155
5.09%, 08/10/2033 300 299
5.40%, 08/10/2043 150 150
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 497
$ 7,539
Healthcare - Services - 0 .64%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 285
Aetna Inc
3.88%, 08/15/2047 60 44
6.75%, 12/15/2037 205 219
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 104
Centene Corp
4.63%, 12/15/2029 600 557
Elevance Health Inc
1.50%, 03/15/2026 60 55
2.88%, 09/15/2029 220 196
3.13%, 05/15/2050 75 50
3.60%, 03/15/2051 60 43
4.10%, 03/01/2028 255 246
4.10%, 05/15/2032 785 719
4.65%, 01/15/2043 660 576
4.75%, 02/15/2033 160 154
6.10%, 10/15/2052 155 164

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
2.38%, 07/15/2031 $ 60 $ 48
3.38%, 03/15/2029 135 121
3.50%, 09/01/2030 680 598
3.50%, 07/15/2051 260 170
4.38%, 03/15/2042 65 51
5.20%, 06/01/2028 160 158
5.25%, 04/15/2025 600 595
5.25%, 06/15/2026 545 540
5.50%, 06/01/2033 160 157
5.50%, 06/15/2047 240 216
5.88%, 02/01/2029 600 605
Humana Inc
1.35%, 02/03/2027 180 160
2.15%, 02/03/2032 60 47
3.13%, 08/15/2029 175 158
4.50%, 04/01/2025 155 153
4.95%, 10/01/2044 320 284
5.50%, 03/15/2053 160 154
Laboratory Corp of America Holdings
2.30%, 12/01/2024 600 580
4.70%, 02/01/2045 500 429
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 178
Quest Diagnostics Inc
2.95%, 06/30/2030 155 133
UnitedHealth Group Inc
1.25%, 01/15/2026 155 144
2.30%, 05/15/2031 60 50
2.75%, 05/15/2040 155 111
2.88%, 08/15/2029 150 135
2.90%, 05/15/2050 155 101
3.05%, 05/15/2041 660 488
3.10%, 03/15/2026 400 384
3.25%, 05/15/2051 435 306
3.45%, 01/15/2027 100 96
3.50%, 08/15/2039 125 100
3.70%, 05/15/2027 65 63
4.20%, 05/15/2032 255 240
4.25%, 01/15/2029 320 312
4.25%, 04/15/2047 320 265
4.25%, 06/15/2048 110 92
4.45%, 12/15/2048 95 82
4.75%, 05/15/2052 65 59
5.20%, 04/15/2063 320 305
5.25%, 02/15/2028 310 316
5.35%, 02/15/2033 310 316
5.88%, 02/15/2053 310 329
6.88%, 02/15/2038 200 232
$ 13,473
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 60 53
1.40%, 10/15/2027 150 131
$ 184
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 234
Insurance - 0 .65%
Aflac Inc
1.13%, 03/15/2026 60 55
Allstate Corp/The
0.75%, 12/15/2025 170 155
1.45%, 12/15/2030 170 131
5.25%, 03/30/2033 290 286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
4.38%, 06/30/2050 $ 100 $ 81
4.80%, 07/10/2045 700 605
5.13%, 03/27/2033 105 102
5.75%, 04/01/2048
(e)
200 187
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 134
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 41
2.85%, 05/28/2027 65 60
2.90%, 08/23/2051 60 37
5.00%, 09/12/2032 520 503
5.35%, 02/28/2033 160 159
Arch Capital Finance LLC
5.03%, 12/15/2046 45 39
Athene Holding Ltd
4.13%, 01/12/2028 575 536
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 55
2.85%, 10/15/2050 100 65
3.85%, 03/15/2052 440 344
4.20%, 08/15/2048 180 155
4.25%, 01/15/2049 500 432
4.30%, 05/15/2043 700 626
5.75%, 01/15/2040 25 27
Brown & Brown Inc
4.50%, 03/15/2029 300 282
Chubb Corp/The
6.00%, 05/11/2037 350 367
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 237
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 130
4.35%, 11/03/2045 700 607
CNA Financial Corp
2.05%, 08/15/2030 160 129
Corebridge Financial Inc
3.50%, 04/04/2025 340 329
3.85%, 04/05/2029 65 60
3.90%, 04/05/2032 390 341
6.05%, 09/15/2033
(h)
160 162
Equitable Holdings Inc
4.35%, 04/20/2028 140 133
5.00%, 04/20/2048 90 79
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 121
Markel Group Inc
3.45%, 05/07/2052 75 50
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 240
4.38%, 03/15/2029 440 428
4.90%, 03/15/2049 110 100
5.40%, 09/15/2033 160 163
5.70%, 09/15/2053 160 163
6.25%, 11/01/2052 155 168
MetLife Inc
3.00%, 03/01/2025 200 194
4.13%, 08/13/2042 250 205
4.60%, 05/13/2046 195 171
4.88%, 11/13/2043 50 45
5.25%, 01/15/2054 160 151
5.38%, 07/15/2033 160 159
5.70%, 06/15/2035 600 612
Progressive Corp/The
3.70%, 03/15/2052 210 157
4.35%, 04/25/2044 30 25
4.95%, 06/15/2033 160 157

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc
2.10%, 03/10/2030 $ 150 $ 126
3.70%, 10/01/2050
(e)
160 132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 576
5.70%, 09/15/2048
(e)
520 483
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 60
4.00%, 05/30/2047 175 141
5.45%, 05/25/2053 200 199
6.25%, 06/15/2037 650 702
W R Berkley Corp
4.00%, 05/12/2050 75 55
Willis North America Inc
2.95%, 09/15/2029 50 44
3.88%, 09/15/2049 140 102
5.35%, 05/15/2033 160 156
$ 13,776
Internet - 0 .39%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 121
3.40%, 12/06/2027 860 802
4.20%, 12/06/2047 200 151
Alphabet Inc
1.90%, 08/15/2040 160 106
2.25%, 08/15/2060
(d)
160 93
Amazon.com Inc
2.10%, 05/12/2031 210 175
2.50%, 06/03/2050 285 178
2.88%, 05/12/2041 210 156
3.00%, 04/13/2025 270 263
3.10%, 05/12/2051 210 147
3.15%, 08/22/2027 600 568
3.30%, 04/13/2027 180 172
3.80%, 12/05/2024 75 74
3.95%, 04/13/2052 540 445
4.05%, 08/22/2047 500 425
4.25%, 08/22/2057 75 64
4.60%, 12/01/2025 455 452
4.70%, 12/01/2032 420 419
Baidu Inc
3.08%, 04/07/2025
(d)
950 919
Booking Holdings Inc
3.60%, 06/01/2026 200 193
eBay Inc
1.90%, 03/11/2025 155 148
2.60%, 05/10/2031 360 301
3.65%, 05/10/2051 400 282
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027 155 159
Expedia Group Inc
2.95%, 03/15/2031 13 11
Meta Platforms Inc
3.85%, 08/15/2032 135 124
4.45%, 08/15/2052 750 641
4.80%, 05/15/2030 100 100
4.95%, 05/15/2033 160 159
5.60%, 05/15/2053 320 325
$ 8,189
Iron & Steel - 0 .07%
Nucor Corp
2.00%, 06/01/2025 155 147
3.13%, 04/01/2032 65 56
4.30%, 05/23/2027 65 63
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Steel Dynamics Inc
1.65%, 10/15/2027 $ 65 $ 56
2.40%, 06/15/2025 40 38
2.80%, 12/15/2024 75 73
Vale Overseas Ltd
6.13%, 06/12/2033 320 317
6.88%, 11/21/2036 500 519
6.88%, 11/10/2039 125 130
$ 1,399
Leisure Products & Services - 0 .01%
Harley-Davidson Inc
3.50%, 07/28/2025 300 288
Lodging - 0 .05%
Marriott International Inc/MD
2.85%, 04/15/2031 510 426
5.00%, 10/15/2027 275 273
5.55%, 10/15/2028 315 317
$ 1,016
Machinery - Construction & Mining - 0 .08%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 65 60
1.10%, 09/14/2027 120 105
1.15%, 09/14/2026 60 54
3.40%, 05/13/2025 135 132
3.65%, 08/12/2025 65 64
4.35%, 05/15/2026 160 158
Caterpillar Inc
2.60%, 04/09/2030 160 141
3.25%, 09/19/2049 145 105
3.80%, 08/15/2042 1,020 837
$ 1,656
Machinery - Diversified - 0 .16%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 139
Dover Corp
5.38%, 03/01/2041 30 28
John Deere Capital Corp
0.70%, 01/15/2026 225 206
1.05%, 06/17/2026 60 55
1.50%, 03/06/2028 60 52
2.00%, 06/17/2031 55 45
2.05%, 01/09/2025 155 150
2.35%, 03/08/2027
(d)
65 60
2.80%, 07/18/2029 115 103
3.40%, 06/06/2025 70 68
4.15%, 09/15/2027 905 885
4.35%, 09/15/2032 345 329
4.75%, 06/08/2026 320 319
4.95%, 07/14/2028 160 160
Otis Worldwide Corp
2.06%, 04/05/2025 155 148
2.57%, 02/15/2030 155 133
3.36%, 02/15/2050 155 110
Rockwell Automation Inc
1.75%, 08/15/2031 40 32
2.80%, 08/15/2061 60 36
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 290
$ 3,348
Media - 0 .69%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 101
2.30%, 02/01/2032 250 191
2.80%, 04/01/2031 110 89
3.50%, 06/01/2041 115 77
3.70%, 04/01/2051 110 68
3.85%, 04/01/2061 670 400

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital   (continued)
3.90%, 06/01/2052 $ 60 $ 38
4.40%, 12/01/2061 30 20
4.80%, 03/01/2050 600 446
4.91%, 07/23/2025 770 757
5.38%, 04/01/2038 50 43
5.38%, 05/01/2047 240 194
5.75%, 04/01/2048 280 236
6.15%, 11/10/2026 140 142
6.38%, 10/23/2035 500 491
6.48%, 10/23/2045 395 367
Comcast Corp
1.50%, 02/15/2031 160 126
2.35%, 01/15/2027 155 144
2.45%, 08/15/2052 160 92
2.65%, 02/01/2030 115 101
2.65%, 08/15/2062 160 89
2.94%, 11/01/2056 660 403
2.99%, 11/01/2063 409 243
3.15%, 03/01/2026 75 72
3.25%, 11/01/2039 230 175
3.38%, 08/15/2025 175 170
3.55%, 05/01/2028 685 648
3.90%, 03/01/2038 160 136
3.97%, 11/01/2047 105 83
4.00%, 03/01/2048 210 166
4.05%, 11/01/2052 427 335
4.40%, 08/15/2035 245 225
4.55%, 01/15/2029 520 511
4.70%, 10/15/2048 300 268
4.80%, 05/15/2033 365 356
5.25%, 11/07/2025 185 186
5.35%, 05/15/2053 615 594
5.50%, 11/15/2032 325 333
Discovery Communications LLC
3.63%, 05/15/2030 60 53
3.95%, 06/15/2025 170 165
3.95%, 03/20/2028 250 234
4.00%, 09/15/2055 91 60
5.20%, 09/20/2047 200 162
5.30%, 05/15/2049 180 147
Fox Corp
5.48%, 01/25/2039 110 101
5.58%, 01/25/2049 140 125
6.50%, 10/13/2033 410 427
Paramount Global
4.38%, 03/15/2043 400 272
4.85%, 07/01/2042 300 217
7.88%, 07/30/2030 30 32
Thomson Reuters Corp
5.85%, 04/15/2040 30 29
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 22
Time Warner Cable LLC
4.50%, 09/15/2042 170 126
5.88%, 11/15/2040 260 225
6.55%, 05/01/2037 360 340
7.30%, 07/01/2038 60 60
TWDC Enterprises 18 Corp
7.00%, 03/01/2032 30 34
Walt Disney Co/The
1.75%, 01/13/2026 1,175 1,102
2.20%, 01/13/2028
(d)
110 100
2.65%, 01/13/2031 150 129
3.38%, 11/15/2026 170 163
3.50%, 05/13/2040 155 125
3.60%, 01/13/2051 305 230
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The   (continued)
4.70%, 03/23/2050
(d)
$ 220 $ 201
4.95%, 10/15/2045 125 115
6.40%, 12/15/2035 369 406
$ 14,518
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 156
Mining - 0 .23%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 416
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 145
4.88%, 02/27/2026 160 159
4.90%, 02/28/2033 160 158
5.25%, 09/08/2026 160 161
5.25%, 09/08/2030 160 162
5.50%, 09/08/2053 160 162
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 188
5.25%, 09/01/2029 700 693
5.40%, 11/14/2034 700 664
5.45%, 03/15/2043 290 260
Newmont Corp
2.60%, 07/15/2032 170 139
4.88%, 03/15/2042 500 454
6.25%, 10/01/2039 100 105
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 31
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 97
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 500 454
5.00%, 03/09/2033 160 159
Southern Copper Corp
5.25%, 11/08/2042 200 179
5.88%, 04/23/2045 110 105
$ 4,891
Miscellaneous Manufacturers - 0 .11%
3M Co
2.38%, 08/26/2029 250 214
3.25%, 08/26/2049
(d)
100 68
Eaton Corp
4.15%, 03/15/2033 575 537
4.15%, 11/02/2042 95 81
Illinois Tool Works Inc
2.65%, 11/15/2026 90 85
Parker-Hannifin Corp
4.25%, 09/15/2027 435 423
4.50%, 09/15/2029 435 422
Teledyne Technologies Inc
2.25%, 04/01/2028 60 53
Textron Inc
4.00%, 03/15/2026 500 484
$ 2,367
Oil & Gas - 0 .77%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 168
2.72%, 01/12/2032 30 25
2.94%, 06/04/2051 750 485
3.00%, 02/24/2050 155 103
3.00%, 03/17/2052 60 39
3.06%, 06/17/2041 115 84
3.12%, 05/04/2026 110 105
3.41%, 02/11/2026 700 677
3.54%, 04/06/2027 215 206
3.59%, 04/14/2027 900 863
4.81%, 02/13/2033 160 155

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets America Inc   (continued)
4.89%, 09/11/2033 $ 160 $ 156
BP Capital Markets PLC
3.28%, 09/19/2027 115 109
Canadian Natural Resources Ltd
2.05%, 07/15/2025 750 707
4.95%, 06/01/2047 300 257
6.25%, 03/15/2038 300 300
Cenovus Energy Inc
6.75%, 11/15/2039 40 41
Chevron Corp
2.00%, 05/11/2027 155 142
Chevron USA Inc
2.34%, 08/12/2050 160 96
ConocoPhillips Co
2.40%, 03/07/2025 52 50
3.80%, 03/15/2052 345 263
4.03%, 03/15/2062 440 332
5.05%, 09/15/2033 315 311
5.55%, 03/15/2054 155 154
Devon Energy Corp
5.00%, 06/15/2045 75 63
5.60%, 07/15/2041 380 350
Diamondback Energy Inc
3.25%, 12/01/2026 110 104
Equinor ASA
2.38%, 05/22/2030 250 216
2.88%, 04/06/2025 655 636
3.00%, 04/06/2027 155 146
3.13%, 04/06/2030 250 228
3.25%, 11/18/2049 445 315
3.63%, 09/10/2028 370 353
3.63%, 04/06/2040 155 126
Exxon Mobil Corp
2.44%, 08/16/2029 100 88
3.00%, 08/16/2039 80 61
3.45%, 04/15/2051 230 170
3.57%, 03/06/2045 340 264
4.23%, 03/19/2040 315 280
Hess Corp
4.30%, 04/01/2027 300 292
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 123
Marathon Oil Corp
4.40%, 07/15/2027 300 287
Marathon Petroleum Corp
5.00%, 09/15/2054 200 163
Occidental Petroleum Corp
6.45%, 09/15/2036 320 328
6.63%, 09/01/2030 320 331
Phillips 66
1.30%, 02/15/2026 30 28
2.15%, 12/15/2030 110 90
3.85%, 04/09/2025 95 93
4.65%, 11/15/2034 560 524
4.88%, 11/15/2044 350 316
5.88%, 05/01/2042 30 31
Phillips 66 Co
4.90%, 10/01/2046 270 237
4.95%, 12/01/2027 160 159
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 51
1.90%, 08/15/2030 160 131
2.15%, 01/15/2031 55 45
Shell International Finance BV
2.88%, 05/10/2026 155 148
2.88%, 11/26/2041 120 86
4.00%, 05/10/2046 360 293
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell International Finance BV   (continued)
4.13%, 05/11/2035 $ 130 $ 119
4.38%, 05/11/2045 325 281
4.55%, 08/12/2043 340 304
6.38%, 12/15/2038 600 661
Suncor Energy Inc
3.75%, 03/04/2051 60 42
4.00%, 11/15/2047 100 74
6.50%, 06/15/2038 140 143
6.80%, 05/15/2038 140 147
6.85%, 06/01/2039 73 77
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 84
3.13%, 05/29/2050 155 107
3.39%, 06/29/2060 115 79
Valero Energy Corp
2.80%, 12/01/2031 740 604
4.00%, 06/01/2052 525 382
6.63%, 06/15/2037 60 63
7.50%, 04/15/2032 60 67
$ 16,242
Oil & Gas Services - 0 .08%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 55
3.14%, 11/07/2029 150 134
3.34%, 12/15/2027 135 127
Halliburton Co
3.80%, 11/15/2025 6 6
4.50%, 11/15/2041 400 340
5.00%, 11/15/2045 230 210
7.45%, 09/15/2039 386 455
NOV Inc
3.60%, 12/01/2029 150 134
Schlumberger Investment SA
2.65%, 06/26/2030 160 139
$ 1,600
Packaging & Containers - 0 .04%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 135 132
Packaging Corp of America
3.05%, 10/01/2051 200 126
WRKCo Inc
3.00%, 06/15/2033 80 66
4.65%, 03/15/2026 500 489
$ 813
Pharmaceuticals - 1 .26%
AbbVie Inc
2.95%, 11/21/2026 300 284
3.20%, 11/21/2029 820 745
3.60%, 05/14/2025 345 337
4.05%, 11/21/2039 375 322
4.25%, 11/14/2028 140 136
4.25%, 11/21/2049 175 147
4.40%, 11/06/2042 25 22
4.45%, 05/14/2046 270 236
4.55%, 03/15/2035 170 161
4.85%, 06/15/2044 900 833
4.88%, 11/14/2048 440 408
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 92
2.25%, 05/28/2031 60 50
4.88%, 03/03/2028 285 285
AstraZeneca PLC
0.70%, 04/08/2026 120 109
2.13%, 08/06/2050
(d)
680 394
3.00%, 05/28/2051 45 31
4.38%, 08/17/2048 60 53

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC   (continued)
6.45%, 09/15/2037 $ 30 $ 33
Becton Dickinson & Co
1.96%, 02/11/2031 60 48
3.70%, 06/06/2027 600 571
3.73%, 12/15/2024 250 245
3.79%, 05/20/2050 710 532
4.67%, 06/06/2047 155 135
4.69%, 12/15/2044 59 51
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 60
1.13%, 11/13/2027 120 104
1.45%, 11/13/2030 65 52
2.55%, 11/13/2050 65 39
2.95%, 03/15/2032 200 172
3.90%, 02/20/2028 130 126
4.13%, 06/15/2039 195 168
4.25%, 10/26/2049 360 298
4.35%, 11/15/2047 210 176
4.55%, 02/20/2048 171 148
5.75%, 02/01/2031 140 146
6.40%, 11/15/2063 140 154
Cardinal Health Inc
3.41%, 06/15/2027 400 378
Cigna Group/The
1.25%, 03/15/2026 180 165
2.40%, 03/15/2030 910 772
3.20%, 03/15/2040 155 115
3.25%, 04/15/2025 100 97
3.40%, 03/15/2051 90 62
3.88%, 10/15/2047 55 42
4.13%, 11/15/2025 170 166
4.38%, 10/15/2028 175 169
4.80%, 08/15/2038 870 803
CVS Health Corp
1.30%, 08/21/2027 160 139
1.75%, 08/21/2030 160 128
1.88%, 02/28/2031 55 43
2.70%, 08/21/2040 160 107
3.00%, 08/15/2026 105 99
3.25%, 08/15/2029 740 666
3.88%, 07/20/2025 445 434
4.78%, 03/25/2038 800 718
4.88%, 07/20/2035 510 476
5.00%, 01/30/2029 160 159
5.05%, 03/25/2048 725 636
5.13%, 07/20/2045 430 383
5.25%, 02/21/2033 160 157
5.30%, 06/01/2033 160 157
5.63%, 02/21/2053 160 152
5.88%, 06/01/2053 320 313
Eli Lilly & Co
2.50%, 09/15/2060 155 89
4.15%, 03/15/2059 600 497
4.88%, 02/27/2053 120 117
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 85 83
3.88%, 05/15/2028 140 135
6.38%, 05/15/2038 760 847
Johnson & Johnson
2.10%, 09/01/2040 115 77
3.70%, 03/01/2046 90 75
5.95%, 08/15/2037 75 83
McKesson Corp
0.90%, 12/03/2025 60 55
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 26
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc
1.70%, 06/10/2027 $ 155 $ 140
1.90%, 12/10/2028 70 61
2.35%, 06/24/2040 135 92
2.75%, 12/10/2051 140 89
2.90%, 12/10/2061 420 259
3.60%, 09/15/2042 500 400
3.70%, 02/10/2045 600 477
4.05%, 05/17/2028 320 312
5.00%, 05/17/2053 320 308
Novartis Capital Corp
2.75%, 08/14/2050 155 103
Pfizer Inc
0.80%, 05/28/2025 100 94
1.75%, 08/18/2031 245 196
2.55%, 05/28/2040 800 562
4.00%, 12/15/2036 45 41
4.20%, 09/15/2048 80 68
4.30%, 06/15/2043 225 196
4.40%, 05/15/2044 75 67
7.20%, 03/15/2039 60 72
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 620 613
4.45%, 05/19/2028 780 766
4.65%, 05/19/2025 320 318
4.65%, 05/19/2030 320 314
4.75%, 05/19/2033 480 467
5.11%, 05/19/2043 320 308
5.30%, 05/19/2053 300 293
5.34%, 05/19/2063 320 308
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 579
3.18%, 07/09/2050 645 429
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 236
Viatris Inc
2.30%, 06/22/2027 115 102
2.70%, 06/22/2030 155 126
3.85%, 06/22/2040 115 80
4.00%, 06/22/2050 155 100
Wyeth LLC
5.95%, 04/01/2037 60 63
Zoetis Inc
2.00%, 05/15/2030 85 70
3.00%, 05/15/2050 40 27
5.40%, 11/14/2025 390 390
$ 26,649
Pipelines - 0 .94%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 273
5.88%, 03/31/2025 600 600
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 517
Enbridge Inc
1.60%, 10/04/2026 20 18
2.50%, 01/15/2025 150 145
2.50%, 08/01/2033 465 363
3.13%, 11/15/2029 150 133
3.40%, 08/01/2051 45 30
4.25%, 12/01/2026 75 73
5.70%, 03/08/2033 160 160
5.90%, 11/15/2026 265 270
6.70%, 11/15/2053 145 158
Energy Transfer LP
2.90%, 05/15/2025 450 433
3.75%, 05/15/2030 715 641
4.05%, 03/15/2025 100 98
4.20%, 04/15/2027 300 287

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP   (continued)
4.75%, 01/15/2026 $ 500 $ 491
5.30%, 04/15/2047 500 433
5.35%, 05/15/2045 220 192
5.75%, 02/15/2033 155 154
6.10%, 12/01/2028 320 327
6.25%, 04/15/2049 155 152
6.40%, 12/01/2030 320 332
6.50%, 02/01/2042 370 375
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 56
4.25%, 02/15/2048 250 208
4.45%, 02/15/2043 350 303
4.85%, 03/15/2044 750 683
5.05%, 01/10/2026 160 160
6.45%, 09/01/2040 490 529
6.88%, 03/01/2033 39 44
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 16
5.00%, 03/01/2043 550 461
Kinder Morgan Inc
1.75%, 11/15/2026 60 54
2.00%, 02/15/2031 130 103
3.25%, 08/01/2050 130 83
3.60%, 02/15/2051 245 165
5.05%, 02/15/2046 30 25
5.20%, 06/01/2033 160 153
5.55%, 06/01/2045 500 452
MPLX LP
1.75%, 03/01/2026 160 148
4.13%, 03/01/2027 840 807
4.25%, 12/01/2027 300 287
4.50%, 04/15/2038 200 170
5.00%, 03/01/2033 160 151
5.50%, 02/15/2049 830 753
ONEOK Inc
2.20%, 09/15/2025 155 146
3.40%, 09/01/2029 350 312
5.55%, 11/01/2026 189 190
6.05%, 09/01/2033 315 321
6.63%, 09/01/2053 155 163
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 950 848
4.70%, 06/15/2044 330 261
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 616
5.00%, 03/15/2027 1,075 1,065
5.63%, 03/01/2025 75 75
Targa Resources Corp
5.20%, 07/01/2027 220 218
6.13%, 03/15/2033 160 163
6.15%, 03/01/2029 145 148
6.50%, 03/30/2034 145 151
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 48
4.25%, 05/15/2028 300 286
4.88%, 05/15/2048 190 161
Western Midstream Operating LP
6.15%, 04/01/2033 160 161
Williams Cos Inc/The
2.60%, 03/15/2031 160 132
3.50%, 10/15/2051 60 41
3.75%, 06/15/2027 45 43
3.90%, 01/15/2025 500 490
4.00%, 09/15/2025 50 49
4.85%, 03/01/2048 350 296
5.10%, 09/15/2045 120 107
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Williams Cos Inc/The   (continued)
5.30%, 08/15/2028 $ 250 $ 250
5.30%, 08/15/2052 65 59
5.65%, 03/15/2033 160 161
6.30%, 04/15/2040 430 436
$ 19,863
Private Equity - 0 .05%
Brookfield Corp
4.00%, 01/15/2025 300 294
Brookfield Finance Inc
2.72%, 04/15/2031 60 49
3.50%, 03/30/2051 150 99
3.90%, 01/25/2028 700 658
$ 1,100
Regional Authority - 0 .29%
Province of Alberta Canada
1.00%, 05/20/2025 560 527
1.30%, 07/22/2030 175 141
3.30%, 03/15/2028 400 379
Province of British Columbia Canada
0.90%, 07/20/2026 265 240
1.30%, 01/29/2031
(d)
160 128
4.20%, 07/06/2033 315 300
4.80%, 11/15/2028 140 141
6.50%, 01/15/2026 45 46
Province of Manitoba Canada
1.50%, 10/25/2028 85 74
4.30%, 07/27/2033 160 153
Province of Ontario Canada
0.63%, 01/21/2026 280 256
1.05%, 04/14/2026 415 381
1.13%, 10/07/2030 300 238
2.13%, 01/21/2032 675 558
3.10%, 05/19/2027 565 537
Province of Quebec Canada
0.60%, 07/23/2025 600 558
1.35%, 05/28/2030 815 664
1.50%, 02/11/2025 350 335
3.63%, 04/13/2028 320 308
4.50%, 09/08/2033 160 156
7.50%, 09/15/2029 36 41
$ 6,161
REITs - 1 .05%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 176
2.00%, 05/18/2032 400 302
2.75%, 12/15/2029 70 59
2.95%, 03/15/2034 65 51
3.00%, 05/18/2051 100 60
4.00%, 02/01/2050 70 51
4.90%, 12/15/2030 80 77
5.15%, 04/15/2053 160 143
American Tower Corp
1.30%, 09/15/2025 80 74
1.60%, 04/15/2026 60 55
1.88%, 10/15/2030 175 137
2.90%, 01/15/2030 155 133
2.95%, 01/15/2051 60 37
3.38%, 10/15/2026 500 472
3.65%, 03/15/2027 515 485
3.70%, 10/15/2049 300 211
3.95%, 03/15/2029 200 186
4.00%, 06/01/2025 330 322
5.25%, 07/15/2028 160 159
5.65%, 03/15/2033 160 159
5.90%, 11/15/2033 160 163

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
AvalonBay Communities Inc
1.90%, 12/01/2028 $ 60 $ 52
2.05%, 01/15/2032 60 48
2.30%, 03/01/2030 755 634
5.00%, 02/15/2033 155 151
Boston Properties LP
2.55%, 04/01/2032 245 181
2.90%, 03/15/2030 600 481
3.65%, 02/01/2026 1,000 944
Corporate Office Properties LP
2.75%, 04/15/2031 60 46
Crown Castle Inc
1.05%, 07/15/2026 115 102
1.35%, 07/15/2025 115 107
2.50%, 07/15/2031 60 48
2.90%, 04/01/2041 60 40
3.10%, 11/15/2029 125 109
3.25%, 01/15/2051 115 74
3.70%, 06/15/2026 600 573
3.80%, 02/15/2028 430 400
4.00%, 11/15/2049 95 69
5.00%, 01/11/2028 160 156
5.10%, 05/01/2033 350 335
CubeSmart LP
2.00%, 02/15/2031 110 85
2.25%, 12/15/2028 60 51
Digital Realty Trust LP
5.55%, 01/15/2028 345 345
Equinix Inc
1.00%, 09/15/2025 850 783
1.25%, 07/15/2025 155 144
1.80%, 07/15/2027 155 137
2.50%, 05/15/2031 460 374
3.20%, 11/18/2029 130 115
3.40%, 02/15/2052 60 40
ERP Operating LP
1.85%, 08/01/2031 115 90
Essex Portfolio LP
1.70%, 03/01/2028 60 51
3.00%, 01/15/2030 140 120
4.00%, 03/01/2029 784 728
Extra Space Storage LP
2.20%, 10/15/2030 75 60
2.40%, 10/15/2031 60 47
5.50%, 07/01/2030 160 158
Federal Realty OP LP
1.25%, 02/15/2026 115 105
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 123
5.25%, 06/01/2025 400 393
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 116
Healthpeak OP LLC
2.13%, 12/01/2028 210 179
5.25%, 12/15/2032 80 77
Kilroy Realty LP
2.50%, 11/15/2032 160 112
Kimco Realty OP LLC
2.25%, 12/01/2031 60 47
2.70%, 10/01/2030 160 133
3.70%, 10/01/2049 30 21
4.60%, 02/01/2033 165 151
6.40%, 03/01/2034 360 374
Mid-America Apartments LP
1.70%, 02/15/2031 120 94
NNN REIT Inc
3.60%, 12/15/2026 300 282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Omega Healthcare Investors Inc
4.75%, 01/15/2028 $ 30 $ 28
Prologis LP
1.25%, 10/15/2030 160 123
1.75%, 07/01/2030 155 124
2.25%, 01/15/2032 60 48
2.88%, 11/15/2029 75 66
3.00%, 04/15/2050 680 435
4.63%, 01/15/2033 575 546
4.88%, 06/15/2028 160 158
Public Storage Operating Co
0.88%, 02/15/2026 40 36
1.85%, 05/01/2028 115 100
2.25%, 11/09/2031 60 48
5.10%, 08/01/2033 160 157
5.13%, 01/15/2029 160 161
Realty Income Corp
0.75%, 03/15/2026 40 36
2.20%, 06/15/2028 65 57
3.10%, 12/15/2029 300 264
3.25%, 01/15/2031 160 139
4.13%, 10/15/2026 220 213
4.85%, 03/15/2030 160 155
4.88%, 06/01/2026 700 690
4.90%, 07/15/2033 160 152
Simon Property Group LP
1.75%, 02/01/2028 555 483
2.65%, 02/01/2032 765 622
3.25%, 11/30/2026 300 283
3.30%, 01/15/2026 700 670
3.50%, 09/01/2025 160 154
4.75%, 03/15/2042 164 138
Spirit Realty LP
2.10%, 03/15/2028 60 52
UDR Inc
2.10%, 08/01/2032 100 75
3.20%, 01/15/2030 145 127
Ventas Realty LP
3.00%, 01/15/2030 500 425
4.75%, 11/15/2030 525 491
VICI Properties LP
4.38%, 05/15/2025 200 195
Welltower OP LLC
2.75%, 01/15/2032 1,115 903
4.13%, 03/15/2029 300 281
WP Carey Inc
2.40%, 02/01/2031 65 53
$ 22,285
Retail - 0 .64%
AutoZone Inc
1.65%, 01/15/2031 160 125
Costco Wholesale Corp
1.38%, 06/20/2027 125 111
Dollar Tree Inc
4.20%, 05/15/2028 130 124
Home Depot Inc/The
0.90%, 03/15/2028
(d)
55 47
1.88%, 09/15/2031 760 612
2.13%, 09/15/2026 350 325
2.38%, 03/15/2051 55 32
2.70%, 04/15/2025 65 63
2.75%, 09/15/2051 60 38
2.88%, 04/15/2027 65 61
2.95%, 06/15/2029 500 458
3.13%, 12/15/2049 235 162
4.00%, 09/15/2025 265 261
4.20%, 04/01/2043 300 258
4.25%, 04/01/2046 180 153

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The   (continued)
4.40%, 03/15/2045 $ 300 $ 261
4.90%, 04/15/2029
(f)
135 135
4.95%, 09/30/2026
(f)
135 135
4.95%, 09/15/2052 85 80
5.88%, 12/16/2036 400 427
Lowe's Cos Inc
1.30%, 04/15/2028 130 111
1.70%, 10/15/2030 130 104
2.50%, 04/15/2026 90 85
3.10%, 05/03/2027 500 471
3.38%, 09/15/2025 50 48
3.65%, 04/05/2029 135 126
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 58
4.00%, 04/15/2025 280 274
4.25%, 04/01/2052 540 424
4.40%, 09/08/2025 130 128
4.55%, 04/05/2049 135 110
4.80%, 04/01/2026 160 159
5.00%, 04/15/2033 130 127
5.00%, 04/15/2040 155 141
5.63%, 04/15/2053 380 370
5.75%, 07/01/2053 160 158
McDonald's Corp
2.63%, 09/01/2029 140 125
3.70%, 01/30/2026 150 146
3.70%, 02/15/2042 300 236
4.45%, 03/01/2047 500 426
5.15%, 09/09/2052 255 240
6.30%, 03/01/2038 600 652
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 59
Starbucks Corp
2.00%, 03/12/2027
(d)
290 264
3.00%, 02/14/2032
(d)
345 298
3.75%, 12/01/2047 370 278
4.30%, 06/15/2045 225 187
4.45%, 08/15/2049 220 186
4.80%, 02/15/2033
(d)
120 118
Target Corp
1.95%, 01/15/2027
(d)
280 257
2.95%, 01/15/2052 325 213
4.50%, 09/15/2032 690 668
4.80%, 01/15/2053
(d)
160 147
TJX Cos Inc/The
1.15%, 05/15/2028 65 55
1.60%, 05/15/2031 65 51
Walmart Inc
1.05%, 09/17/2026 105 95
1.80%, 09/22/2031 135 110
2.50%, 09/22/2041 135 94
2.65%, 09/22/2051 105 68
3.90%, 09/09/2025 130 128
3.90%, 04/15/2028 540 525
3.95%, 06/28/2038 195 175
4.00%, 04/15/2026 255 251
4.00%, 04/15/2030 275 266
4.00%, 04/11/2043 250 214
4.05%, 06/29/2048 100 86
4.10%, 04/15/2033 275 262
$ 13,657
Semiconductors - 0 .55%
Analog Devices Inc
2.10%, 10/01/2031 40 33
2.80%, 10/01/2041 60 42
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 625
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Broadcom Inc
3.14%, 11/15/2035
(h)
$ 738 $ 574
3.19%, 11/15/2036
(h)
30 23
3.42%, 04/15/2033
(h)
452 380
3.47%, 04/15/2034
(h)
415 345
3.75%, 02/15/2051
(h)
570 415
4.15%, 11/15/2030 310 287
4.75%, 04/15/2029 355 346
Intel Corp
2.00%, 08/12/2031 60 49
3.05%, 08/12/2051 60 40
3.15%, 05/11/2027 150 142
3.20%, 08/12/2061 60 39
3.40%, 03/25/2025 155 151
3.73%, 12/08/2047 105 81
3.75%, 03/25/2027 155 150
3.75%, 08/05/2027 65 63
4.00%, 08/05/2029 585 560
4.10%, 05/19/2046 250 205
4.15%, 08/05/2032 765 725
4.60%, 03/25/2040 155 144
4.88%, 02/10/2026 605 605
5.20%, 02/10/2033 300 304
5.63%, 02/10/2043 300 305
5.70%, 02/10/2053 605 615
KLA Corp
4.95%, 07/15/2052 140 132
Lam Research Corp
2.88%, 06/15/2050 500 329
Marvell Technology Inc
2.45%, 04/15/2028 115 101
Micron Technology Inc
2.70%, 04/15/2032 90 72
4.19%, 02/15/2027 405 390
NVIDIA Corp
1.55%, 06/15/2028 60 53
3.50%, 04/01/2040 600 494
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 93
3.13%, 02/15/2042 265 181
3.15%, 05/01/2027 80 74
3.25%, 05/11/2041 60 43
4.40%, 06/01/2027 480 463
QUALCOMM Inc
4.50%, 05/20/2052 165 143
4.80%, 05/20/2045 110 103
6.00%, 05/20/2053 155 168
Texas Instruments Inc
4.15%, 05/15/2048 165 140
4.90%, 03/14/2033 160 160
5.00%, 03/14/2053 160 154
TSMC Arizona Corp
3.88%, 04/22/2027 1,190 1,149
$ 11,690
Software - 0 .79%
Electronic Arts Inc
1.85%, 02/15/2031 60 48
Fidelity National Information Services Inc
1.65%, 03/01/2028 1,105 960
3.10%, 03/01/2041 55 39
4.50%, 07/15/2025 350 344
5.10%, 07/15/2032
(d)
550 542
Fiserv Inc
3.50%, 07/01/2029 900 822
3.85%, 06/01/2025 250 244
4.40%, 07/01/2049 590 485
5.45%, 03/02/2028 240 242
5.63%, 08/21/2033 155 156

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Intuit Inc
1.35%, 07/15/2027 $ 160 $ 142
5.13%, 09/15/2028 160 161
5.25%, 09/15/2026 315 317
5.50%, 09/15/2053 120 123
Microsoft Corp
1.35%, 09/15/2030
(h)
80 65
2.50%, 09/15/2050
(h)
160 102
2.53%, 06/01/2050 311 200
2.68%, 06/01/2060 349 219
2.92%, 03/17/2052 476 329
3.30%, 02/06/2027 140 135
3.70%, 08/08/2046 500 414
Oracle Corp
2.30%, 03/25/2028 115 102
2.50%, 04/01/2025 555 533
2.65%, 07/15/2026 300 281
2.80%, 04/01/2027 155 144
2.88%, 03/25/2031 115 98
2.95%, 05/15/2025 105 101
2.95%, 04/01/2030 655 574
3.60%, 04/01/2040 355 270
3.60%, 04/01/2050 700 489
3.65%, 03/25/2041 115 87
3.90%, 05/15/2035 130 111
3.95%, 03/25/2051 115 85
4.00%, 07/15/2046 500 380
4.00%, 11/15/2047 75 57
4.10%, 03/25/2061 60 43
4.30%, 07/08/2034 75 68
4.38%, 05/15/2055 150 116
4.50%, 05/06/2028 285 278
4.50%, 07/08/2044 50 42
4.65%, 05/06/2030 530 511
5.55%, 02/06/2053 305 288
5.80%, 11/10/2025 715 721
6.13%, 07/08/2039 60 62
6.15%, 11/09/2029 180 189
6.25%, 11/09/2032 360 379
6.90%, 11/09/2052 360 401
Roper Technologies Inc
1.40%, 09/15/2027 860 753
2.95%, 09/15/2029 1,200 1,067
Salesforce Inc
1.95%, 07/15/2031 60 49
2.70%, 07/15/2041 265 189
ServiceNow Inc
1.40%, 09/01/2030 160 127
Take-Two Interactive Software Inc
3.55%, 04/14/2025 215 209
4.95%, 03/28/2028 160 158
VMware LLC
1.40%, 08/15/2026 1,180 1,065
1.80%, 08/15/2028 685 587
2.20%, 08/15/2031 115 91
$ 16,794
Sovereign - 1 .73%
Canada Government International Bond
0.75%, 05/19/2026 615 560
1.63%, 01/22/2025 200 192
2.88%, 04/28/2025 510 495
3.75%, 04/26/2028 505 491
Chile Government International Bond
2.45%, 01/31/2031 300 253
2.55%, 01/27/2032 400 332
2.75%, 01/31/2027 500 465
3.10%, 05/07/2041 400 286
3.24%, 02/06/2028 500 466
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Chile Government International Bond   (continued)
3.50%, 04/15/2053 $ 200 $ 139
4.00%, 01/31/2052 200 153
4.95%, 01/05/2036 315 299
Export Development Canada
3.38%, 08/26/2025 625 609
3.88%, 02/14/2028 315 307
4.38%, 06/29/2026 475 472
Export-Import Bank of Korea
1.25%, 01/18/2025 200 191
1.38%, 02/09/2031 200 156
2.63%, 05/26/2026 700 657
4.25%, 09/15/2027 200 195
4.50%, 09/15/2032 200 192
4.88%, 01/11/2026 310 309
5.13%, 09/18/2028 200 202
Indonesia Government International Bond
2.15%, 07/28/2031 200 162
2.85%, 02/14/2030 200 176
3.05%, 03/12/2051 200 136
3.50%, 01/11/2028 500 470
3.70%, 10/30/2049 200 151
4.20%, 10/15/2050
(d)
400 329
4.35%, 01/11/2048 200 168
4.55%, 01/11/2028 200 196
4.65%, 09/20/2032 200 193
4.75%, 02/11/2029 700 691
5.65%, 01/11/2053 400 404
Israel Government International Bond
2.75%, 07/03/2030 200 170
3.88%, 07/03/2050 200 144
4.13%, 01/17/2048 200 151
4.50%, 01/17/2033 200 183
4.50%, 01/30/2043 200 166
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 157
1.88%, 07/21/2026 264 244
2.13%, 02/16/2029 200 175
2.25%, 11/04/2026 400 371
2.75%, 01/21/2026 400 382
2.88%, 04/14/2025 500 484
2.88%, 07/21/2027 330 309
3.88%, 09/16/2025
(d)
900 880
4.25%, 04/27/2026 240 236
4.63%, 07/19/2028 200 199
4.88%, 10/18/2028 300 302
Korea International Bond
1.00%, 09/16/2030 200 158
3.88%, 09/20/2048 250 205
Mexico Government International Bond
2.66%, 05/24/2031 500 409
3.25%, 04/16/2030 200 176
3.50%, 02/12/2034 400 326
3.75%, 01/11/2028 225 213
3.75%, 04/19/2071 200 124
3.90%, 04/27/2025 400 393
4.13%, 01/21/2026 550 541
4.50%, 04/22/2029 400 384
4.60%, 01/23/2046 200 157
4.60%, 02/10/2048 300 232
4.75%, 03/08/2044 500 404
5.55%, 01/21/2045
(d)
360 325
5.75%, 10/12/2110 100 83
6.05%, 01/11/2040 700 672
6.34%, 05/04/2053 500 477
6.35%, 02/09/2035 200 202
6.75%, 09/27/2034 350 365

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
2.25%, 09/29/2032 $ 200 $ 140
3.16%, 01/23/2030 600 492
3.30%, 01/19/2033 500 377
3.75%, 03/16/2025 400 386
3.88%, 03/17/2028 500 450
4.30%, 04/29/2053 200 124
4.50%, 04/16/2050 200 130
6.70%, 01/26/2036 600 570
6.85%, 03/28/2054 200 177
Peruvian Government International Bond
1.86%, 12/01/2032 60 45
2.78%, 01/23/2031 920 774
2.78%, 12/01/2060 60 34
3.30%, 03/11/2041 300 218
3.55%, 03/10/2051
(d)
60 42
4.13%, 08/25/2027 600 576
5.63%, 11/18/2050 150 145
6.55%, 03/14/2037 400 427
8.75%, 11/21/2033 180 219
Philippine Government International Bond
2.65%, 12/10/2045 400 258
3.00%, 02/01/2028 300 278
3.20%, 07/06/2046 200 140
3.70%, 03/01/2041 400 316
3.70%, 02/02/2042 500 390
5.00%, 07/17/2033 200 198
5.17%, 10/13/2027 500 499
5.50%, 01/17/2048 200 196
5.61%, 04/13/2033 500 514
7.75%, 01/14/2031 190 219
10.63%, 03/16/2025 100 107
Republic of Italy Government International Bond
1.25%, 02/17/2026 500 457
2.88%, 10/17/2029 500 437
3.88%, 05/06/2051 400 268
5.38%, 06/15/2033 205 198
Republic of Poland Government International Bond
4.88%, 10/04/2033 320 310
State of Israel
2.50%, 01/15/2030 200 168
3.38%, 01/15/2050 200 132
Svensk Exportkredit AB
0.50%, 08/26/2025 720 666
4.00%, 07/15/2025 420 413
4.13%, 06/14/2028 320 314
4.38%, 02/13/2026 315 312
4.88%, 09/14/2026 320 321
Tennessee Valley Authority
3.50%, 12/15/2042
(d)
200 158
3.88%, 03/15/2028 740 724
4.25%, 09/15/2065 115 96
5.25%, 09/15/2039 250 252
5.38%, 04/01/2056 196 200
5.88%, 04/01/2036 325 354
6.75%, 11/01/2025 57 59
Uruguay Government International Bond
4.13%, 11/20/2045 136 116
4.98%, 04/20/2055 100 91
5.10%, 06/18/2050 300 283
5.75%, 10/28/2034 155 162
7.63%, 03/21/2036 750 896
$ 36,724
Supranational Bank - 1 .19%
African Development Bank
0.88%, 03/23/2026 705 646
0.88%, 07/22/2026 115 104
4.38%, 03/14/2028 320 318
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
African Development Bank   (continued)
4.63%, 01/04/2027 $ 190 $ 190
Asian Development Bank
0.38%, 09/03/2025 310 287
0.50%, 02/04/2026 400 366
1.00%, 04/14/2026 865 794
1.50%, 01/20/2027 125 114
1.50%, 03/04/2031 115 94
1.75%, 09/19/2029 300 259
1.88%, 03/15/2029 135 119
2.13%, 03/19/2025 300 289
2.75%, 01/19/2028 130 121
2.88%, 05/06/2025 885 859
3.13%, 04/27/2032 135 122
3.75%, 04/25/2028 320 311
3.88%, 09/28/2032 450 428
3.88%, 06/14/2033 320 304
4.00%, 01/12/2033 160 154
4.25%, 01/09/2026 310 307
4.50%, 08/25/2028 380 381
5.82%, 06/16/2028 39 41
Asian Infrastructure Investment Bank/The
0.50%, 05/28/2025 400 374
3.38%, 06/29/2025 540 526
3.75%, 09/14/2027 255 248
4.88%, 09/14/2026 320 322
Council Of Europe Development Bank
1.38%, 02/27/2025 310 296
3.63%, 01/26/2028 315 305
3.75%, 05/25/2026 315 308
European Bank for Reconstruction & Development
0.50%, 01/28/2026 515 471
4.38%, 03/09/2028 255 254
European Investment Bank
0.75%, 10/26/2026 660 593
1.25%, 02/14/2031 255 206
1.63%, 03/14/2025 780 747
1.63%, 05/13/2031 60 49
1.88%, 02/10/2025 750 723
3.63%, 07/15/2030 320 304
3.75%, 02/14/2033 615 582
Inter-American Development Bank
0.88%, 04/20/2026 900 824
1.13%, 07/20/2028 515 443
1.13%, 01/13/2031 610 486
1.50%, 01/13/2027 425 388
1.75%, 03/14/2025 230 220
2.13%, 01/15/2025 900 871
3.13%, 09/18/2028 300 283
3.50%, 04/12/2033 320 295
4.00%, 01/12/2028 310 304
4.38%, 01/24/2044 50 46
4.50%, 05/15/2026 315 314
4.50%, 09/13/2033 320 317
International Bank for Reconstruction &
Development
0.63%, 04/22/2025 693 653
0.75%, 08/26/2030 710 556
0.88%, 07/15/2026 325 295
1.25%, 02/10/2031 615 494
1.38%, 04/20/2028 365 320
1.63%, 01/15/2025 470 452
1.63%, 11/03/2031 495 402
1.75%, 10/23/2029 950 818
2.50%, 03/29/2032
(d)
620 535
3.50%, 07/12/2028 480 461
3.88%, 02/14/2030 315 304
4.00%, 07/25/2030 615 597

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development   (continued)
4.63%, 08/01/2028 $ 480 $ 483
4.75%, 11/14/2033 280 285
International Finance Corp
4.38%, 01/15/2027
(f)
395 394
Nordic Investment Bank
0.38%, 09/11/2025 230 213
0.50%, 01/21/2026 200 183
$ 25,152
Telecommunications - 1 .12%
America Movil SAB de CV
2.88%, 05/07/2030 600 517
3.63%, 04/22/2029 400 368
4.38%, 04/22/2049
(d)
200 165
6.13%, 03/30/2040 380 392
AT&T Inc
1.65%, 02/01/2028 200 174
1.70%, 03/25/2026 340 314
2.25%, 02/01/2032 145 115
2.30%, 06/01/2027 750 683
3.10%, 02/01/2043
(d)
145 103
3.50%, 06/01/2041 1,005 747
3.50%, 09/15/2053 1,002 667
3.55%, 09/15/2055 815 537
3.65%, 06/01/2051 700 488
3.65%, 09/15/2059 999 659
4.35%, 03/01/2029 500 480
4.35%, 06/15/2045 600 480
4.50%, 05/15/2035 700 634
4.50%, 03/09/2048 500 408
5.40%, 02/15/2034 320 316
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 60 43
Cisco Systems Inc
5.50%, 01/15/2040 135 138
5.90%, 02/15/2039 170 181
Juniper Networks Inc
2.00%, 12/10/2030 55 43
Orange SA
5.38%, 01/13/2042 30 28
Rogers Communications Inc
2.95%, 03/15/2025 65 63
3.20%, 03/15/2027 130 121
3.70%, 11/15/2049 90 62
3.80%, 03/15/2032 65 57
5.00%, 03/15/2044 75 64
7.50%, 08/15/2038 250 271
Sprint Capital Corp
6.88%, 11/15/2028 320 338
Telefonica Emisiones SA
4.10%, 03/08/2027 700 673
5.21%, 03/08/2047 550 472
7.05%, 06/20/2036 305 331
T-Mobile USA Inc
1.50%, 02/15/2026 155 143
2.05%, 02/15/2028 190 167
2.25%, 11/15/2031 150 120
2.40%, 03/15/2029 25 22
2.55%, 02/15/2031 600 497
2.63%, 02/15/2029 715 629
3.00%, 02/15/2041 150 106
3.30%, 02/15/2051 250 167
3.38%, 04/15/2029 600 544
3.40%, 10/15/2052 235 158
3.50%, 04/15/2025 155 151
3.50%, 04/15/2031 600 528
3.75%, 04/15/2027 315 300
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
3.88%, 04/15/2030 $ 600 $ 551
4.38%, 04/15/2040 155 132
4.80%, 07/15/2028 160 158
4.95%, 03/15/2028 95 94
5.05%, 07/15/2033 160 155
5.20%, 01/15/2033 160 158
5.65%, 01/15/2053 265 259
5.75%, 01/15/2034 160 163
5.75%, 01/15/2054 160 158
6.00%, 06/15/2054 160 164
Verizon Communications Inc
1.45%, 03/20/2026 115 106
1.50%, 09/18/2030 180 143
1.75%, 01/20/2031 135 106
2.10%, 03/22/2028 175 155
2.36%, 03/15/2032 65 52
2.55%, 03/21/2031 115 96
2.65%, 11/20/2040 750 511
2.88%, 11/20/2050 505 320
2.99%, 10/30/2056 89 55
3.00%, 11/20/2060 65 39
3.38%, 02/15/2025 700 683
3.40%, 03/22/2041 715 541
3.55%, 03/22/2051 815 586
3.70%, 03/22/2061 480 339
3.85%, 11/01/2042 90 71
4.13%, 03/16/2027 600 583
4.33%, 09/21/2028 60 58
4.40%, 11/01/2034 300 276
4.67%, 03/15/2055 650 558
4.81%, 03/15/2039 75 69
4.86%, 08/21/2046 300 268
Vodafone Group PLC
4.13%, 05/30/2025 675 663
4.25%, 09/17/2050 250 194
4.38%, 02/19/2043 360 295
5.63%, 02/10/2053 160 152
6.15%, 02/27/2037 240 248
$ 23,823
Transportation - 0 .50%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 399
3.55%, 02/15/2050 155 115
4.15%, 04/01/2045 200 165
4.40%, 03/15/2042 30 26
4.45%, 01/15/2053 40 35
5.20%, 04/15/2054 160 155
5.40%, 06/01/2041 710 708
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 131
3.10%, 12/02/2051 985 658
6.13%, 09/15/2115 75 76
CSX Corp
2.40%, 02/15/2030 60 51
3.35%, 09/15/2049 60 42
3.80%, 03/01/2028 75 72
3.80%, 04/15/2050 700 527
4.30%, 03/01/2048 200 165
4.50%, 11/15/2052 160 137
5.20%, 11/15/2033 160 159
FedEx Corp
3.10%, 08/05/2029 800 720
3.88%, 08/01/2042 30 23
4.55%, 04/01/2046 820 690
5.10%, 01/15/2044 295 267

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp
2.30%, 05/15/2031 $ 60 $ 49
2.55%, 11/01/2029 150 130
2.90%, 08/25/2051 60 37
3.94%, 11/01/2047 192 149
4.05%, 08/15/2052 200 155
4.45%, 03/01/2033 160 151
4.55%, 06/01/2053 455 383
4.84%, 10/01/2041 180 163
5.35%, 08/01/2054 125 119
Ryder System Inc
2.90%, 12/01/2026 150 139
4.30%, 06/15/2027 20 19
Union Pacific Corp
2.38%, 05/20/2031 710 593
2.80%, 02/14/2032 110 93
2.89%, 04/06/2036 140 111
2.97%, 09/16/2062 90 54
3.20%, 05/20/2041 60 45
3.38%, 02/14/2042 65 50
3.55%, 08/15/2039 435 350
3.80%, 10/01/2051 310 240
3.80%, 04/06/2071 590 422
3.84%, 03/20/2060 220 164
4.00%, 04/15/2047 250 196
4.50%, 01/20/2033 130 125
4.95%, 09/09/2052 130 122
United Parcel Service Inc
2.50%, 09/01/2029 125 110
3.40%, 09/01/2049 180 135
3.90%, 04/01/2025 155 152
4.88%, 03/03/2033 410 408
4.88%, 11/15/2040 30 28
5.05%, 03/03/2053 410 396
$ 10,609
Trucking & Leasing - 0 .00%
GATX Corp
1.90%, 06/01/2031 115 87
Water - 0 .05%
American Water Capital Corp
2.30%, 06/01/2031 60 49
3.25%, 06/01/2051 300 203
3.75%, 09/01/2047 740 562
4.45%, 06/01/2032 130 124
6.59%, 10/15/2037 13 14
Essential Utilities Inc
2.40%, 05/01/2031 60 48
5.30%, 05/01/2052 65 57
$ 1,057
TOTAL BONDS $ 620,762
MUNICIPAL BONDS - 0 .15%
Principal
Amount (000's) Value (000's)
California - 0 .04%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 192
6.91%, 10/01/2050 125 146
California State University
2.98%, 11/01/2051 155 101
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 21
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 22
State of California
3.50%, 04/01/2028 115 109
7.30%, 10/01/2039 300 345
$ 936
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia - 0 .01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 $ 149 $ 161
Illinois - 0 .05%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 295 322
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 30 31
State of Illinois
5.10%, 06/01/2033 700 673
$ 1,026
New Jersey - 0 .02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 266
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 158
$ 424
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 211
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 47
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 28
State of Texas
4.68%, 04/01/2040 160 150
$ 178
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
215 216
TOTAL MUNICIPAL BONDS $ 3,199
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69 .62%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .40%
2.00%, 09/01/2031 $ 64 $ 59
2.00%, 12/01/2031 75 69
2.50%, 08/01/2028 48 46
2.50%, 01/01/2030 147 138
2.50%, 01/01/2031 139 130
2.50%, 02/01/2031 138 128
2.50%, 12/01/2031 236 220
2.50%, 01/01/2032 253 236
2.50%, 03/01/2032 78 72
2.50%, 11/01/2036 50 44
3.00%, 11/01/2028 93 89
3.00%, 04/01/2029 82 79
3.00%, 09/01/2029 78 74
3.00%, 10/01/2029 117 113
3.00%, 11/01/2029 53 51
3.00%, 01/01/2030 49 46
3.00%, 11/01/2030 51 49
3.00%, 03/01/2031 31 30
3.00%, 05/01/2032 154 142
3.00%, 03/01/2033 61 58
3.00%, 04/01/2033 24 22
3.00%, 09/01/2036 74 69
3.00%, 09/01/2036 43 39
3.00%, 02/01/2037 78 71
3.00%, 10/01/2042 169 149
3.00%, 11/01/2042 269 238
3.00%, 02/01/2043 262 232
3.00%, 08/01/2043 326 288

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 08/01/2043 $ 384 $ 338
3.00%, 09/01/2043 69 61
3.00%, 10/01/2043 54 48
3.00%, 01/01/2045 57 50
3.00%, 06/01/2046 112 97
3.00%, 10/01/2046 80 70
3.00%, 02/01/2047 134 116
3.50%, 12/01/2031 95 92
3.50%, 05/01/2034 34 32
3.50%, 11/01/2034 41 39
3.50%, 01/01/2035 90 85
3.50%, 04/01/2037 32 30
3.50%, 06/01/2042 211 193
3.50%, 02/01/2045 42 38
3.50%, 03/01/2045 113 103
3.50%, 06/01/2045 118 107
3.50%, 06/01/2046 144 131
4.00%, 12/01/2024 10 9
4.00%, 12/01/2030 9 9
4.00%, 11/01/2033 65 63
4.00%, 07/01/2034 44 42
4.00%, 04/01/2038 81 78
4.00%, 12/01/2040 92 86
4.00%, 02/01/2044 76 71
4.00%, 04/01/2044 86 81
4.00%, 07/01/2044 102 96
4.00%, 09/01/2044 37 34
4.00%, 11/01/2044 135 126
4.00%, 01/01/2045 114 107
4.00%, 08/01/2045 161 150
4.00%, 11/01/2045 9 8
4.00%, 12/01/2045 26 24
4.00%, 02/01/2046 43 40
4.00%, 05/01/2046 89 83
4.50%, 10/01/2030 37 36
4.50%, 05/01/2031 5 4
4.50%, 05/01/2049 2,011 1,920
5.50%, 06/01/2034 44 44
5.50%, 07/01/2038 55 56
5.50%, 07/01/2038 44 45
5.50%, 12/01/2038 96 98
5.50%, 10/01/2039 153 156
5.50%, 06/01/2041 60 61
6.00%, 04/01/2038 280 289
6.00%, 11/01/2038 59 60
$ 8,487
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 21 .11%
1.50%, 12/01/2035 2,217 1,893
1.50%, 03/01/2036 1,303 1,112
1.50%, 05/01/2036 1,464 1,253
1.50%, 05/01/2036 5,667 4,838
1.50%, 11/01/2036 1,016 868
1.50%, 12/01/2036 2,478 2,103
1.50%, 01/01/2037 840 713
1.50%, 11/01/2050 830 616
1.50%, 01/01/2051 3,778 2,798
1.50%, 06/01/2051 1,773 1,313
2.00%, 09/01/2029 128 120
2.00%, 05/01/2030 53 49
2.00%, 12/01/2031 102 95
2.00%, 02/01/2032 67 60
2.00%, 02/01/2036 5,248 4,661
2.00%, 02/01/2036 1,558 1,375
2.00%, 03/01/2036 2,802 2,488
2.00%, 04/01/2036 5,168 4,604
2.00%, 05/01/2036 1,011 891
2.00%, 02/01/2037 7,093 6,239
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 11/01/2041 $ 6,668 $ 5,515
2.00%, 05/01/2042 2,829 2,339
2.00%, 12/01/2050 14,986 11,746
2.00%, 02/01/2051 15,529 12,159
2.00%, 02/01/2051 2,256 1,765
2.00%, 02/01/2051 10,591 8,287
2.00%, 04/01/2051 2,372 1,879
2.00%, 04/01/2051 8,194 6,441
2.00%, 04/01/2051 5,362 4,236
2.00%, 04/01/2051 12,273 9,693
2.00%, 06/01/2051 2,041 1,594
2.00%, 07/01/2051 2,351 1,834
2.00%, 07/01/2051 8,556 6,676
2.00%, 09/01/2051 2,972 2,320
2.00%, 10/01/2051 2,575 2,029
2.00%, 10/01/2051 4,134 3,240
2.00%, 11/01/2051 1,739 1,371
2.00%, 12/01/2051 2,792 2,192
2.00%, 12/01/2051 3,505 2,747
2.00%, 12/01/2051 3,059 2,402
2.00%, 01/01/2052 12,206 9,626
2.00%, 01/01/2052 2,154 1,691
2.00%, 03/01/2052 4,832 3,790
2.00%, 04/01/2052 11,029 8,645
2.00%, 04/01/2052 2,227 1,758
2.00%, 04/01/2052 1,331 1,046
2.50%, 01/01/2028 43 41
2.50%, 07/01/2028 122 116
2.50%, 07/01/2028 42 40
2.50%, 11/01/2028 136 129
2.50%, 09/01/2029 90 85
2.50%, 02/01/2030 55 51
2.50%, 03/01/2030 118 110
2.50%, 05/01/2030 111 104
2.50%, 07/01/2030 76 71
2.50%, 08/01/2030 144 135
2.50%, 08/01/2030 147 138
2.50%, 12/01/2030 190 177
2.50%, 03/01/2031 125 116
2.50%, 07/01/2031 160 149
2.50%, 11/01/2031 251 231
2.50%, 12/01/2031 47 44
2.50%, 01/01/2032 70 65
2.50%, 03/01/2032 84 78
2.50%, 07/01/2033 7 7
2.50%, 02/01/2035 1,141 1,049
2.50%, 10/01/2036 52 46
2.50%, 10/01/2036 22 19
2.50%, 12/01/2036 64 56
2.50%, 04/01/2037 1,276 1,151
2.50%, 07/01/2037 6,382 5,764
2.50%, 04/01/2042 4,456 3,743
2.50%, 01/01/2043 52 44
2.50%, 05/01/2043 84 70
2.50%, 10/01/2043 66 56
2.50%, 08/01/2046 43 36
2.50%, 12/01/2046 74 61
2.50%, 12/01/2046 109 91
2.50%, 07/01/2050 1,257 1,028
2.50%, 08/01/2050 4,731 3,890
2.50%, 09/01/2050 1,468 1,200
2.50%, 11/01/2050 640 526
2.50%, 02/01/2051 6,385 5,293
2.50%, 02/01/2051 2,228 1,830
2.50%, 07/01/2051 621 504
2.50%, 07/01/2051 941 764
2.50%, 07/01/2051 1,285 1,051

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2051 $ 12,084 $ 9,864
2.50%, 08/01/2051 1,096 889
2.50%, 09/01/2051 1,901 1,549
2.50%, 09/01/2051 1,032 847
2.50%, 09/01/2051 2,132 1,727
2.50%, 11/01/2051 2,641 2,168
2.50%, 11/01/2051 6,069 4,987
2.50%, 02/01/2052 2,228 1,825
2.50%, 02/01/2052 11,502 9,400
2.50%, 02/01/2052 2,211 1,815
2.50%, 02/01/2052 1,272 1,040
2.50%, 03/01/2052 10,996 9,003
2.50%, 03/01/2052 2,283 1,860
2.50%, 04/01/2052 3,292 2,695
2.50%, 04/01/2052 13,306 10,842
2.50%, 05/01/2052 3,174 2,596
2.50%, 05/01/2052 1,115 912
3.00%, 04/01/2027 27 26
3.00%, 01/01/2029 30 29
3.00%, 02/01/2029 33 32
3.00%, 12/01/2029 34 33
3.00%, 12/01/2029 57 54
3.00%, 01/01/2030 154 148
3.00%, 01/01/2030 180 172
3.00%, 06/01/2030 94 89
3.00%, 09/01/2030 37 35
3.00%, 10/01/2030 167 159
3.00%, 11/01/2030 170 162
3.00%, 12/01/2030 30 28
3.00%, 03/01/2031 109 102
3.00%, 04/01/2031 35 32
3.00%, 09/01/2031 169 159
3.00%, 12/01/2031 70 66
3.00%, 01/01/2033 21 20
3.00%, 04/01/2033 22 20
3.00%, 08/01/2034 210 195
3.00%, 05/01/2035 220 202
3.00%, 05/01/2037 4,533 4,193
3.00%, 06/01/2040 403 358
3.00%, 04/01/2043 231 203
3.00%, 04/01/2043 131 116
3.00%, 04/01/2043 63 55
3.00%, 05/01/2043 292 257
3.00%, 05/01/2043 56 49
3.00%, 05/01/2043 97 86
3.00%, 07/01/2043 59 52
3.00%, 07/01/2043 293 257
3.00%, 08/01/2043 42 37
3.00%, 08/01/2043 311 274
3.00%, 10/01/2043 289 254
3.00%, 10/01/2043 177 156
3.00%, 11/01/2043 79 70
3.00%, 01/01/2045 399 351
3.00%, 05/01/2046 61 53
3.00%, 05/01/2046 52 45
3.00%, 10/01/2046 337 292
3.00%, 10/01/2049 1,685 1,443
3.00%, 11/01/2049 1,388 1,190
3.00%, 11/01/2049 490 419
3.00%, 11/01/2049 1,850 1,583
3.00%, 12/01/2049 1,859 1,592
3.00%, 03/01/2050 3,049 2,609
3.00%, 02/01/2052 2,271 1,948
3.00%, 03/01/2052 7,174 6,087
3.00%, 04/01/2052 1,936 1,662
3.00%, 04/01/2052 2,305 1,959
3.00%, 05/01/2052 11,506 9,761
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2052 $ 3,106 $ 2,656
3.00%, 05/01/2052 9,374 7,936
3.00%, 06/01/2052 5,106 4,322
3.50%, 12/01/2026 38 38
3.50%, 03/01/2029 63 61
3.50%, 09/01/2029 72 69
3.50%, 11/01/2030 55 53
3.50%, 04/01/2032 9 9
3.50%, 07/01/2032 8 7
3.50%, 09/01/2032 8 8
3.50%, 12/01/2032 1,087 1,046
3.50%, 10/01/2033 5 5
3.50%, 05/01/2034 28 26
3.50%, 06/01/2034 19 18
3.50%, 07/01/2034 123 116
3.50%, 10/01/2034 31 30
3.50%, 02/01/2036 34 32
3.50%, 02/01/2037 27 25
3.50%, 05/01/2037 1,862 1,791
3.50%, 05/01/2037 36 34
3.50%, 03/01/2041 14 12
3.50%, 03/01/2042 31 28
3.50%, 06/01/2042 181 165
3.50%, 07/01/2042 32 29
3.50%, 04/01/2043 230 210
3.50%, 05/01/2043 169 154
3.50%, 08/01/2043 179 163
3.50%, 01/01/2044 747 670
3.50%, 01/01/2044 60 54
3.50%, 10/01/2044 90 82
3.50%, 12/01/2044 158 143
3.50%, 11/01/2045 111 100
3.50%, 12/01/2045 139 125
3.50%, 12/01/2045 13 12
3.50%, 01/01/2046 181 163
3.50%, 03/01/2046 44 39
3.50%, 07/01/2046 153 137
3.50%, 12/01/2046 128 115
3.50%, 11/01/2049 1,798 1,622
3.50%, 12/01/2049 1,381 1,243
3.50%, 01/01/2050 6,527 5,826
3.50%, 04/01/2052 5,549 4,936
3.50%, 05/01/2052 2,665 2,371
3.50%, 06/01/2052 5,296 4,651
3.50%, 07/01/2052 10,842 9,679
3.50%, 08/01/2052 3,770 3,353
4.00%, 12/01/2024 15 15
4.00%, 04/01/2029 3 3
4.00%, 12/01/2030 4 4
4.00%, 03/01/2031 127 126
4.00%, 03/01/2031 7 7
4.00%, 11/01/2031 6 6
4.00%, 11/01/2033 110 106
4.00%, 11/01/2033 9 9
4.00%, 10/01/2034 65 62
4.00%, 02/01/2036 108 104
4.00%, 01/01/2037 34 32
4.00%, 10/01/2037 50 48
4.00%, 03/01/2038 18 17
4.00%, 07/01/2038 65 62
4.00%, 12/01/2038 45 43
4.00%, 01/01/2039 60 57
4.00%, 09/01/2040 33 31
4.00%, 01/01/2041 41 39
4.00%, 02/01/2041 14 13
4.00%, 12/01/2041 64 60
4.00%, 06/01/2042 62 58

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 06/01/2042 $ 101 $ 95
4.00%, 07/01/2042 338 317
4.00%, 12/01/2042 106 99
4.00%, 11/01/2043 137 129
4.00%, 09/01/2044 49 46
4.00%, 11/01/2044 47 44
4.00%, 01/01/2045 42 39
4.00%, 04/01/2045 73 68
4.00%, 08/01/2045 76 71
4.00%, 11/01/2045 188 175
4.00%, 07/01/2046 47 44
4.00%, 05/01/2048 96 89
4.00%, 04/01/2049 225 208
4.00%, 07/01/2049 859 792
4.00%, 10/01/2049 1,687 1,557
4.00%, 11/01/2049 672 623
4.00%, 04/01/2050 1,372 1,265
4.00%, 05/01/2052 4,882 4,500
4.00%, 08/01/2052 7,277 6,634
4.00%, 01/01/2053 5,906 5,424
4.00%, 03/01/2053 3,350 3,054
4.00%, 05/01/2053 4,892 4,467
4.50%, 06/01/2029 7 7
4.50%, 07/01/2029 2 2
4.50%, 08/01/2030 4 4
4.50%, 01/01/2034 14 14
4.50%, 09/01/2052 2,440 2,315
4.50%, 10/01/2052 5,601 5,286
4.50%, 05/01/2053 5,488 5,153
4.50%, 07/01/2053 6,364 6,000
5.00%, 12/01/2025 2 2
5.00%, 12/01/2038
(k)
1,125 1,113
5.00%, 08/01/2052 2,294 2,225
5.00%, 11/01/2052 4,583 4,418
5.00%, 04/01/2053 1,927 1,866
5.00%, 05/01/2053 5,894 5,706
5.00%, 06/01/2053 2,884 2,788
5.00%, 10/01/2053 2,857 2,769
5.50%, 12/01/2027 4 4
5.50%, 03/01/2038 54 54
5.50%, 05/01/2038 60 61
5.50%, 06/01/2038 84 85
5.50%, 09/01/2038 135 137
5.50%, 11/01/2038 72 73
5.50%, 04/01/2039 68 69
5.50%, 04/01/2040 54 55
5.50%, 03/01/2053 3,803 3,768
5.50%, 07/01/2053 7,296 7,315
5.50%, 08/01/2053 6,580 6,490
6.00%, 04/01/2026 3 3
6.00%, 10/01/2036 54 56
6.00%, 01/01/2053 5,590 5,718
6.00%, 05/01/2053 1,684 1,700
6.00%, 10/01/2053 3,466 3,528
6.00%, 12/01/2053
(k)
520 521
6.50%, 12/01/2053
(k)
4,500 4,571
$ 447,344
Government National Mortgage Association (GNMA) - 6 .47%
2.00%, 08/20/2050 2,215 1,789
2.00%, 01/20/2051 2,394 1,935
2.00%, 02/20/2051 8,228 6,648
2.00%, 05/20/2051 6,253 5,051
2.00%, 07/20/2051 10,713 8,651
2.00%, 12/20/2051 1,216 981
2.50%, 06/20/2027 34 33
2.50%, 12/20/2030 40 37
2.50%, 03/20/2031 71 67
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
2.50%, 07/20/2043 $ 73 $ 62
2.50%, 12/20/2046 174 148
2.50%, 01/20/2047 55 47
2.50%, 06/20/2050 4,024 3,379
2.50%, 04/20/2051 2,108 1,763
2.50%, 05/20/2051 7,324 6,124
2.50%, 07/20/2051 9,854 8,236
2.50%, 09/20/2051 8,915 7,447
3.00%, 02/15/2027 18 17
3.00%, 08/20/2029 27 26
3.00%, 09/20/2029 33 31
3.00%, 07/20/2030 28 26
3.00%, 01/20/2031 32 30
3.00%, 07/20/2032 36 33
3.00%, 09/20/2042 37 33
3.00%, 11/20/2042 277 244
3.00%, 12/20/2042 205 181
3.00%, 01/20/2043 198 175
3.00%, 03/20/2043 242 212
3.00%, 03/20/2043 251 221
3.00%, 03/20/2043 50 44
3.00%, 04/20/2043 311 275
3.00%, 06/20/2043 276 243
3.00%, 08/20/2043 300 265
3.00%, 05/20/2044 141 124
3.00%, 12/15/2044 31 27
3.00%, 12/20/2044 258 228
3.00%, 01/15/2045 29 25
3.00%, 01/15/2045 23 20
3.00%, 02/20/2045 26 23
3.00%, 05/20/2045 171 151
3.00%, 06/20/2045 69 61
3.00%, 07/20/2045 508 447
3.00%, 08/20/2045 253 223
3.00%, 09/20/2045 106 93
3.00%, 10/20/2045 217 191
3.00%, 12/20/2045 119 105
3.00%, 01/20/2046 53 46
3.00%, 03/20/2046 212 186
3.00%, 04/20/2046 462 407
3.00%, 05/20/2046 344 303
3.00%, 06/20/2046 334 294
3.00%, 07/20/2046 757 666
3.00%, 08/20/2046 315 277
3.00%, 09/20/2046 237 208
3.00%, 10/20/2046 180 158
3.00%, 11/20/2046 411 358
3.00%, 12/15/2046 64 55
3.00%, 09/20/2051 8,239 7,136
3.00%, 12/20/2051 9,266 8,023
3.50%, 05/20/2042 74 67
3.50%, 06/20/2042 75 69
3.50%, 07/20/2042 296 270
3.50%, 09/20/2042 228 208
3.50%, 10/20/2042 164 149
3.50%, 11/20/2042 144 132
3.50%, 12/20/2042 151 138
3.50%, 01/20/2043 249 227
3.50%, 02/20/2043 393 359
3.50%, 03/20/2043 266 243
3.50%, 04/15/2043 100 91
3.50%, 04/20/2043 177 159
3.50%, 05/20/2043 117 107
3.50%, 07/20/2043 151 138
3.50%, 08/20/2043 363 332
3.50%, 09/20/2043 261 238
3.50%, 10/20/2043 123 112
3.50%, 09/20/2044 99 90

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 10/20/2044 $ 115 $ 104
3.50%, 11/20/2044 108 98
3.50%, 12/20/2044 112 102
3.50%, 01/20/2045 109 99
3.50%, 02/20/2045 147 134
3.50%, 03/15/2045 25 23
3.50%, 03/20/2045 183 166
3.50%, 04/15/2045 9 8
3.50%, 04/20/2045 179 163
3.50%, 04/20/2045 109 99
3.50%, 05/20/2045 179 163
3.50%, 06/20/2045 28 25
3.50%, 07/20/2045 153 139
3.50%, 08/20/2045 167 152
3.50%, 09/20/2045 158 144
3.50%, 10/20/2045 143 130
3.50%, 11/20/2045 255 232
3.50%, 12/20/2045 187 170
3.50%, 02/20/2046 152 138
3.50%, 08/15/2046 28 25
3.50%, 09/15/2046 68 60
3.50%, 07/20/2047 6,315 5,721
3.50%, 01/15/2048 36 32
3.50%, 01/20/2048 1,988 1,798
3.50%, 02/20/2048 4,597 4,159
3.50%, 09/15/2048 87 78
4.00%, 11/20/2043 209 198
4.00%, 02/20/2044 85 80
4.00%, 05/15/2044 70 65
4.00%, 05/20/2044 48 46
4.00%, 07/20/2044 14 13
4.00%, 08/20/2044 108 102
4.00%, 09/20/2044 96 91
4.00%, 10/20/2044 350 331
4.00%, 11/15/2044 43 40
4.00%, 11/20/2044 68 64
4.00%, 12/20/2044 128 122
4.00%, 01/20/2045 55 52
4.00%, 03/20/2045 85 81
4.00%, 08/20/2045 94 89
4.00%, 09/15/2045 10 9
4.00%, 09/20/2045 109 103
4.00%, 10/20/2045 139 131
4.00%, 11/20/2045 192 181
4.00%, 12/15/2045 35 32
4.00%, 01/20/2046 224 211
4.00%, 02/20/2046 36 33
4.00%, 04/20/2046 134 126
4.00%, 10/20/2046 38 36
4.00%, 11/20/2046 175 164
4.00%, 01/20/2047 10 9
4.00%, 02/20/2047 159 149
4.00%, 03/20/2047 108 101
4.00%, 05/20/2047 36 34
4.00%, 11/20/2047 239 224
4.00%, 04/20/2052 9,256 8,527
4.50%, 03/15/2039 81 79
4.50%, 03/15/2040 87 84
4.50%, 07/15/2040 103 99
4.50%, 02/20/2041 19 18
4.50%, 03/20/2041 14 13
4.50%, 05/15/2045 16 16
4.50%, 12/20/2046 130 127
4.50%, 10/15/2047 63 60
4.50%, 02/20/2049 2,935 2,812
4.50%, 09/20/2052 6,419 6,075
5.00%, 05/15/2033 77 76
5.00%, 07/20/2038 62 62
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 10/15/2038 $ 103 $ 102
5.00%, 04/20/2039 45 46
5.00%, 10/15/2041 81 79
5.00%, 01/20/2045 71 71
5.00%, 02/20/2046 26 26
5.00%, 12/20/2046 52 52
5.00%, 08/20/2048 17 17
5.00%, 10/20/2048 62 61
5.00%, 12/20/2052 1,050 1,020
5.00%, 01/20/2053 6,980 6,787
5.00%, 12/20/2053
(k)
950 923
5.50%, 03/15/2038 49 49
5.50%, 02/15/2039 43 43
5.50%, 06/15/2040 122 123
5.50%, 07/20/2044 55 57
5.50%, 09/20/2044 77 79
5.50%, 12/20/2048 9 9
5.50%, 03/20/2053 1,066 1,059
5.50%, 12/20/2053
(k)
6,075 6,030
6.00%, 12/20/2053
(k)
4,975 5,011
6.50%, 12/20/2053
(k)
2,975 3,025
$ 137,214
U.S. Treasury - 41 .64%
0.25%, 05/31/2025 9,795 9,140
0.25%, 06/30/2025 2,945 2,739
0.25%, 07/31/2025 5,885 5,457
0.25%, 08/31/2025 1,680 1,553
0.25%, 09/30/2025 1,600 1,475
0.25%, 10/31/2025 5,070 4,658
0.38%, 11/30/2025 4,380 4,022
0.38%, 12/31/2025 3,835 3,514
0.38%, 01/31/2026 8,090 7,386
0.38%, 07/31/2027 3,505 3,032
0.38%, 09/30/2027 5,090 4,376
0.50%, 03/31/2025 2,165 2,040
0.50%, 02/28/2026 5,870 5,360
0.50%, 04/30/2027 14,200 12,453
0.50%, 05/31/2027 4,955 4,332
0.50%, 06/30/2027 3,790 3,304
0.50%, 08/31/2027 7,780 6,743
0.50%, 10/31/2027 5,120 4,411
0.63%, 07/31/2026 6,055 5,470
0.63%, 03/31/2027 3,635 3,211
0.63%, 11/30/2027 7,625 6,585
0.63%, 05/15/2030 11,725 9,276
0.63%, 08/15/2030 11,910 9,342
0.75%, 04/30/2026 4,560 4,167
0.75%, 05/31/2026 9,830 8,958
0.75%, 08/31/2026 13,290 12,016
0.75%, 01/31/2028 10,210 8,815
0.88%, 06/30/2026 3,825 3,492
0.88%, 09/30/2026 4,565 4,136
0.88%, 11/15/2030 13,310 10,577
1.00%, 12/15/2024 4,185 4,009
1.00%, 07/31/2028 11,015 9,471
1.13%, 01/15/2025 4,980 4,764
1.13%, 02/28/2025 1,160 1,105
1.13%, 10/31/2026 5,395 4,907
1.13%, 02/28/2027 605 546
1.13%, 02/29/2028 5,245 4,591
1.13%, 08/31/2028 7,015 6,054
1.13%, 02/15/2031 13,650 11,003
1.13%, 05/15/2040 5,240 3,106
1.13%, 08/15/2040 3,885 2,283
1.25%, 11/30/2026 8,500 7,742
1.25%, 12/31/2026 9,625 8,757
1.25%, 03/31/2028 7,425 6,519
1.25%, 04/30/2028 3,680 3,225

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.25%, 05/31/2028 $ 8,310 $ 7,265
1.25%, 06/30/2028 9,680 8,443
1.25%, 09/30/2028 5,880 5,094
1.25%, 08/15/2031 10,095 8,067
1.25%, 05/15/2050 3,280 1,611
1.38%, 01/31/2025 5,405 5,178
1.38%, 08/31/2026 4,375 4,025
1.38%, 10/31/2028 8,830 7,679
1.38%, 12/31/2028 7,435 6,435
1.38%, 11/15/2031 4,280 3,430
1.38%, 11/15/2040 6,545 4,007
1.38%, 08/15/2050 4,950 2,515
1.50%, 02/15/2025 6,330 6,067
1.50%, 08/15/2026 4,500 4,158
1.50%, 11/30/2028 6,840 5,975
1.50%, 02/15/2030 4,640 3,924
1.63%, 02/15/2026 2,808 2,633
1.63%, 05/15/2026 3,861 3,600
1.63%, 09/30/2026 495 458
1.63%, 10/31/2026 3,185 2,939
1.63%, 11/30/2026 2,925 2,695
1.63%, 08/15/2029 3,890 3,368
1.63%, 05/15/2031 13,050 10,816
1.63%, 11/15/2050 6,315 3,438
1.75%, 12/31/2024 6,360 6,134
1.75%, 03/15/2025 4,605 4,418
1.75%, 12/31/2026 2,055 1,899
1.75%, 01/31/2029 14,125 12,441
1.75%, 11/15/2029 2,895 2,513
1.75%, 08/15/2041 8,245 5,306
1.88%, 06/30/2026 3,625 3,394
1.88%, 07/31/2026 1,340 1,252
1.88%, 02/28/2027 985 909
1.88%, 02/28/2029 5,360 4,743
1.88%, 02/15/2032 9,805 8,135
1.88%, 02/15/2041 6,315 4,204
1.88%, 02/15/2051 9,470 5,506
1.88%, 11/15/2051 8,380 4,855
2.00%, 02/15/2025 180 174
2.00%, 08/15/2025 3,995 3,812
2.00%, 11/15/2026 3,845 3,585
2.00%, 11/15/2041 3,375 2,261
2.00%, 02/15/2050 7,890 4,769
2.00%, 08/15/2051 7,230 4,331
2.13%, 05/15/2025 3,870 3,717
2.13%, 05/31/2026 4,130 3,896
2.25%, 12/31/2024 4,000 3,878
2.25%, 11/15/2025 4,590 4,379
2.25%, 03/31/2026 1,425 1,352
2.25%, 02/15/2027 2,670 2,497
2.25%, 08/15/2027 4,875 4,520
2.25%, 11/15/2027 6,555 6,054
2.25%, 05/15/2041 6,930 4,900
2.25%, 08/15/2049 6,550 4,211
2.25%, 02/15/2052 6,160 3,925
2.38%, 04/30/2026 2,895 2,751
2.38%, 05/15/2027 1,810 1,692
2.38%, 03/31/2029 6,075 5,507
2.38%, 05/15/2029 6,050 5,472
2.38%, 02/15/2042 6,020 4,288
2.38%, 11/15/2049 3,305 2,185
2.38%, 05/15/2051 6,765 4,444
2.50%, 01/31/2025 3,960 3,844
2.50%, 02/28/2026 945 903
2.50%, 03/31/2027 1,825 1,718
2.50%, 02/15/2045 3,700 2,595
2.50%, 02/15/2046 1,520 1,054
2.63%, 03/31/2025 2,525 2,448
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 04/15/2025 $ 4,745 $ 4,598
2.63%, 12/31/2025 4,285 4,113
2.63%, 01/31/2026 3,180 3,049
2.63%, 05/31/2027 2,855 2,690
2.63%, 02/15/2029 7,695 7,077
2.75%, 02/28/2025 7,295 7,094
2.75%, 05/15/2025 4,995 4,841
2.75%, 06/30/2025 3,290 3,185
2.75%, 08/31/2025 12,705 12,270
2.75%, 04/30/2027 2,180 2,066
2.75%, 07/31/2027 4,920 4,647
2.75%, 02/15/2028 4,470 4,194
2.75%, 05/31/2029 2,500 2,304
2.75%, 08/15/2032 10,880 9,608
2.75%, 08/15/2042 739 558
2.75%, 11/15/2042 1,090 820
2.75%, 11/15/2047 1,605 1,155
2.88%, 04/30/2025 3,325 3,230
2.88%, 05/31/2025 1,325 1,287
2.88%, 06/15/2025 4,890 4,744
2.88%, 11/30/2025 3,075 2,969
2.88%, 05/15/2028 3,870 3,640
2.88%, 08/15/2028 3,215 3,015
2.88%, 05/15/2032 10,200 9,127
2.88%, 05/15/2043 2,880 2,200
2.88%, 08/15/2045 2,295 1,716
2.88%, 11/15/2046 600 445
2.88%, 05/15/2049 4,490 3,300
2.88%, 05/15/2052 1,405 1,032
3.00%, 07/15/2025 3,040 2,953
3.00%, 09/30/2025 540 523
3.00%, 10/31/2025 9,965 9,652
3.00%, 05/15/2042 1,705 1,344
3.00%, 11/15/2044 2,290 1,762
3.00%, 05/15/2045 1,340 1,027
3.00%, 11/15/2045 1,095 836
3.00%, 02/15/2047 455 344
3.00%, 05/15/2047 1,190 900
3.00%, 02/15/2048 3,415 2,575
3.00%, 02/15/2049 4,675 3,521
3.00%, 08/15/2052 4,610 3,478
3.13%, 08/15/2025 7,555 7,346
3.13%, 11/15/2028 6,035 5,708
3.13%, 08/31/2029 3,010 2,821
3.13%, 11/15/2041 14,080 11,402
3.13%, 02/15/2042 1,140 920
3.13%, 02/15/2043 815 650
3.13%, 08/15/2044 2,320 1,827
3.25%, 06/30/2027 1,635 1,573
3.25%, 06/30/2029 4,380 4,139
3.25%, 05/15/2042 5,235 4,285
3.38%, 05/15/2033 6,975 6,445
3.38%, 08/15/2042 3,025 2,516
3.38%, 11/15/2048 4,320 3,489
3.50%, 09/15/2025 6,800 6,650
3.50%, 01/31/2028 3,970 3,841
3.50%, 04/30/2030 3,395 3,230
3.50%, 02/15/2033 8,390 7,841
3.50%, 02/15/2039 1,130 1,000
3.63%, 03/31/2028 1,760 1,710
3.63%, 03/31/2030 4,260 4,083
3.63%, 08/15/2043 2,410 2,069
3.63%, 02/15/2044 1,245 1,065
3.63%, 02/15/2053 3,295 2,811
3.63%, 05/15/2053 7,665 6,543
3.75%, 06/30/2030 800 772
3.75%, 08/15/2041 2,175 1,933
3.88%, 03/31/2025 1,045 1,030

Schedule of Investments
Bond Market Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.88%, 04/30/2025 $ 1,875 $ 1,847
3.88%, 12/31/2027 5,365 5,267
3.88%, 09/30/2029 6,260 6,098
3.88%, 11/30/2029 1,800 1,753
3.88%, 08/15/2040 1,350 1,229
3.88%, 02/15/2043 2,125 1,895
3.88%, 05/15/2043 1,060 945
4.00%, 02/15/2026 9,850 9,720
4.00%, 07/31/2030 5,145 5,034
4.00%, 11/15/2042 4,610 4,192
4.00%, 11/15/2052 8,620 7,880
4.13%, 09/30/2027 3,685 3,651
4.13%, 11/15/2032 7,975 7,829
4.13%, 08/15/2053 3,930 3,675
4.25%, 10/15/2025 6,070 6,015
4.25%, 05/15/2039 375 361
4.25%, 11/15/2040 1,088 1,037
4.38%, 08/15/2026 1,220 1,215
4.38%, 02/15/2038 495 490
4.38%, 11/15/2039 700 682
4.38%, 05/15/2040 595 577
4.38%, 05/15/2041 5,250 5,065
4.50%, 11/15/2033 2,830 2,865
4.50%, 02/15/2036 440 447
4.50%, 05/15/2038 1,200 1,200
4.50%, 08/15/2039 730 723
4.63%, 02/28/2025 5,310 5,282
4.63%, 03/15/2026 6,985 6,987
4.63%, 02/15/2040 1,345 1,348
4.75%, 07/31/2025 4,270 4,263
4.75%, 02/15/2037 1,250 1,298
4.75%, 02/15/2041 2,574 2,606
5.00%, 10/31/2025 1,490 1,497
5.00%, 05/15/2037 385 408
5.25%, 11/15/2028 409 425
5.25%, 02/15/2029 795 827
5.38%, 02/15/2031 1,100 1,172
5.50%, 08/15/2028 1,115 1,169
6.13%, 11/15/2027 700 744
6.25%, 05/15/2030 1,050 1,159
6.38%, 08/15/2027 1,540 1,641
6.50%, 11/15/2026 1,000 1,056
6.63%, 02/15/2027 450 479
$ 882,454
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,475,499
Total Investments $ 2,138,581
Other Assets and Liabilities -  (0.91)% (19,227)
TOTAL NET ASSETS - 100.00% $ 2,119,354
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,157 or
0.34% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,872 or 0.32% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,283 or 0.15% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary
Sector Percent
Government 45 .41%
Mortgage Securities 28 .18%
Financial 9 .05%
Consumer, Non-cyclical 4 .27%
Communications 2 .21%
Utilities 2 .13%
Industrial 1 .91%
Technology 1 .88%
Money Market Funds 1 .85%
Energy 1 .79%
Consumer, Cyclical 1 .43%
Basic Materials 0 .65%
Revenue Bonds 0 .07%
General Obligation Unlimited 0 .06%
Insured 0 .02%
Other Assets and Liabilities
( 0 .91 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 55,110 $ 246,441 $ 265,147 $ 36,404
$ 55,110 $ 246,441 $ 265,147 $ 36,404
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 558 $ — $ — $ —
$ 558 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .53 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
Invesco Preferred ETF
(a)
121,647 $ 1,366
Money Market Funds - 2 .40%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(b),(c)
6,606,682 6,606
Principal Government Money Market Fund - Class
R-6 5.27%
(b),(c),(d)
18,523,718 18,524
$ 25,130
TOTAL INVESTMENT COMPANIES $ 26,496
PREFERRED STOCKS - 0 .26 % Shares Held Value (000's)
Banks - 0 .10%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
55,739 $ 943
Fulton Financial Corp 5.13%, 01/15/2026
(e)
8,245 132
$ 1,075
Diversified Financial Services - 0 .01%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 143
Insurance - 0 .06%
Assurant Inc 5.25%, 01/15/2061 30,074 589
Sovereign - 0 .09%
CoBank ACB 6.20%, 01/01/2025
(e)
10,000 963
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 2,770
BONDS - 97 .33%
Principal
Amount (000's) Value (000's)
Banks - 57 .12%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 1,900 $ 1,872
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(f),(g)
600 509
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(f),(g)
11,400 10,908
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
9.38%, 03/19/2029
(e),(f),(g)
8,500 8,651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(e),(f),(g)
10,400 8,103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
9.63%, 11/21/2028
(e),(f),(g)
3,000 3,059
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bank of America Corp
6.13%, 04/27/2027
(e),(f)
13,700 13,318
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(a),(e),(f)
25,000 22,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(f)
19,600 16,308
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(f)
7,300 6,618
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(a),(f)
7,600 5,542
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(a),(e),(f)
24,000 22,537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(f)
3,300 3,316
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
4.38%, 03/15/2028
(e),(f),(g)
$ 8,000 $ 5,895
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
8.00%, 06/15/2024
(e),(f),(g)
2,000 1,967
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(f),(g)
1,200 1,120
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.50%, 02/25/2030
(e),(f),(g),(h)
3,500 2,609
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(e),(f),(g),(h)
7,000 5,293
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(e),(f),(g)
800 794
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
7.38%, 08/19/2025
(e),(f),(g),(h)
6,103 6,059
USD Swap Semi-Annual 5 Year + 5.15%
8.50%, 08/14/2028
(e),(f),(g),(h)
2,000 2,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(f),(g)
1,400 1,470
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Inc
3.88%, 02/18/2026
(e),(f)
20,661 17,979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(f)
12,000 10,749
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(e),(f)
1,239 1,203
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.38%, 05/15/2028
(a),(e),(f)
3,600 3,560
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(f)
3,900 2,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(f)
8,000 7,349
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Corestates Capital III
6.21%, 02/15/2027
(h)
7,771 7,393
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
7.88%, 01/23/2024
(e),(f),(g),(h)
9,083 9,092
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(f),(g)
2,300 2,302
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(g),(h)
8,232 8,253
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
6.13%, 03/28/2024
(e),(f),(g)
6,600 6,534
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(f),(g)
4,400 4,264
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%

Schedule of Investments
Capital Securities Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(f)
$ 2,200 $ 1,983
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(f)
7,100 5,922
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(f)
444 374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.95%, 02/10/2025
(e),(f)
1,000 944
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(e),(f)
3,500 3,451
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
7.50%, 02/10/2029
(e),(f)
1,000 1,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(h)
1,700 2,066
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(e),(f)
7,300 8,870
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(f),(g)
3,000 2,727
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(e),(f),(g)
1,300 1,271
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(f),(g)
500 455
USD Swap Rate NY 5 Year + 3.61%
8.00%, 03/07/2028
(a),(e),(f),(g)
5,000 5,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(f)
19,200 16,315
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(e),(f)
8,600 7,508
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
6.30%, 06/15/2028 2,400 2,087
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
Huntington National Bank/The
5.50%, 05/06/2030
(f)
2,000 1,911
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
ING Groep NV
5.75%, 11/16/2026
(e),(f),(g)
7,000 6,331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(f),(g)
500 480
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(f),(g)
10,000 9,838
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
7,000 6,726
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(f)
21,993 19,799
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp
5.00%, 09/15/2026
(e),(f)
$ 3,775 $ 2,922
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
6.40%, 07/01/2028 1,500 1,271
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,422
Lloyds Banking Group PLC
7.50%, 06/27/2024
(e),(f),(g)
4,300 4,221
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(f),(g)
15,850 15,274
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(f)
1,800 1,943
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(e),(f),(g)
2,000 1,894
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(f)
8,000 5,705
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(f)
4,000 3,224
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(a),(e),(f)
1,300 1,264
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
NatWest Group PLC
4.60%, 06/28/2031
(e),(f),(g)
10,000 7,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(f),(g)
8,000 7,599
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(f),(g)
8,000 7,934
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(a),(e),(f),(g),(h)
4,300 4,221
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(f),(g),(h)
15,600 14,968
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
6.24%, 06/01/2028 3,000 2,802
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(f)
2,300 1,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(a),(e),(f)
13,600 12,185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(e),(f)
2,000 1,889
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(f)
7,500 6,540
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(f)
3,500 3,304
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%

Schedule of Investments
Capital Securities Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(f),(g)
$ 5,000 $ 4,745
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
8.00%, 09/29/2025
(e),(f),(g),(h)
3,500 3,435
USD Swap Rate NY 5 Year + 5.87%
10.00%, 11/14/2028
(e),(f),(g),(h)
7,000 7,194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
6.00%, 07/26/2025
(e),(f),(g)
1,000 964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f)
3,000 2,780
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(a),(e),(f),(h)
7,800 7,229
3 Month USD LIBOR + 1.46%
Swedbank AB
5.63%, 09/17/2024
(e),(f),(g)
1,800 1,755
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(f)
13,601 13,676
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(f)
23,120 20,425
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(f)
8,100 7,661
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
6.31%, 05/15/2027 4,500 4,183
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
6.32%, 03/15/2028 2,000 1,800
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(f),(g),(h)
10,000 8,584
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.88%, 02/12/2027
(e),(f),(g),(h)
12,000 10,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(f),(g)
9,200 8,843
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(e),(f),(g),(h)
1,400 1,393
USD Swap Semi-Annual 5 Year + 4.34%
UniCredit SpA
8.00%, 06/03/2024
(e),(f),(g)
10,300 10,197
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(f)
32,500 24,707
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(a),(e),(f)
12,800 11,548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 598,247
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 10 .20%
Ally Financial Inc
4.70%, 05/15/2026
(e),(f)
$ 10,500 $ 7,390
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(f)
1,200 774
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(f)
27,000 22,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(e),(f)
11,200 8,468
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(f)
26,000 22,384
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(f)
13,207 12,761
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(h)
2,500 1,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(a),(e),(f)
22,300 20,693
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Voya Financial Inc
4.70%, 01/23/2048
(f)
10,300 8,251
3 Month USD LIBOR + 2.08%
7.75%, 09/15/2028
(e),(f)
1,400 1,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 106,787
Electric - 7 .39%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(f)
1,700 1,398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(a),(f)
7,100 5,839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.35%, 01/15/2027
(e),(f)
9,900 8,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(a),(e),(f)
24,300 22,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(f)
6,625 6,399
3 Month USD LIBOR + 3.06%
Duke Energy Corp
3.25%, 01/15/2082
(f)
5,000 3,744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(a),(e),(f)
24,960 24,433
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%

Schedule of Investments
Capital Securities Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(a),(f)
$ 2,000 $ 1,660
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
7.72%, 10/01/2066
(a)
3,341 2,952
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
$ 77,408
Food - 0 .43%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(h)
5,000 4,525
Insurance - 12 .88%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 2,943
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,000 3,789
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
8.58%, 08/15/2053 6,900 6,802
CME Term Secured Overnight Financing
Rate 3 Month + 3.20%
American International Group Inc
5.75%, 04/01/2048
(f)
3,580 3,352
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 1,000 1,056
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(f)
500 487
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(f)
2,000 1,870
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(f)
4,900 4,753
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.88%, 12/15/2052
(f)
6,600 6,338
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Equitable Holdings Inc
4.95%, 09/15/2025
(a),(e),(f)
1,448 1,365
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
8.03%, 05/01/2067 1,100 928
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
11,500 9,366
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(h)
6,100 5,931
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h)
1,100 1,110
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
2,200 2,302
MetLife Inc
3.85%, 09/15/2025
(a),(e),(f)
7,200 6,779
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 688
9.25%, 04/08/2068
(h)
10,372 11,494
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,577
3 Month USD LIBOR + 7.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(h)
$ 3,600 $ 3,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
4,600 3,691
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
10,500 8,331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
5.10%, 10/16/2044
(f)
785 774
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(f)
9,500 7,832
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(f),(h)
5,000 4,160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(f)
31,200 24,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(f)
7,200 5,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 134,930
Oil & Gas - 1 .21%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(f)
9,500 9,153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(f)
3,900 3,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 12,658
Pipelines - 4 .60%
Enbridge Inc
5.75%, 07/15/2080
(a),(f)
5,000 4,345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(a),(f)
1,500 1,361
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(f)
11,000 9,823
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(f)
2,000 1,891
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
9,881 9,056
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(f)
1,300 1,123
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
Transcanada Trust
5.50%, 09/15/2079
(a),(f)
12,500 10,418
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(a),(f)
7,300 5,880
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.63%, 05/20/2075
(f)
600 562
3 Month USD LIBOR + 3.53%

Schedule of Investments
Capital Securities Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Transcanada Trust   (continued)
5.88%, 08/15/2076
(f)
$ 4,000 $ 3,742
3 Month USD LIBOR + 4.64%
$ 48,201
REITs - 0 .73%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(h)
4,000 3,676
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(h)
4,500 3,911
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 7,587
Sovereign - 0 .86%
CoBank ACB
4.25%, 01/01/2027
(e),(f)
2,000 1,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(f)
1,000 950
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(f)
5,000 4,732
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(h)
1,900 1,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 9,050
Telecommunications - 1 .41%
Vodafone Group PLC
3.25%, 06/04/2081
(f)
8,000 7,295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(f)
9,250 7,436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
$ 14,731
Transportation - 0 .50%
BNSF Funding Trust I
6.61%, 12/15/2055
(f)
5,400 5,205
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,019,329
Total Investments $ 1,048,595
Other Assets and Liabilities -  (0.12)% (1,261)
TOTAL NET ASSETS - 100.00% $ 1,047,334
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $16,395 or 1.57% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $16,926 or
1.62% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $248,055 or 23.68% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $178,304 or 17.02% of net assets.
Portfolio Summary
Sector Percent
Financial 81 .10%
Utilities 7 .39%
Energy 5 .81%
Money Market Funds 2 .40%
Communications 1 .41%
Government 0 .95%
Industrial 0 .50%
Consumer, Non-cyclical 0 .43%
Exchange-Traded Funds 0 .13%
Other Assets and Liabilities
( 0 .12 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 13,752 $ 136,501 $ 131,729 $ 18,524
$ 13,752 $ 136,501 $ 131,729 $ 18,524
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 156 $ — $ — $ —
$ 156 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.62% Shares Held Value (000's)
Closed-End Funds - 0.08%
Sprott Physical Uranium Trust
(a)
144,300 $ 2,753
Exchange-Traded Funds - 0.77%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
368,420 5,283
iShares Global Infrastructure ETF 176,666 8,137
Schwab US TIPS ETF 78,627 4,028
SPDR S&P Global Natural Resources ETF 96,222 5,351
Vanguard Real Estate ETF 50,358 4,116
$ 26,915
Money Market Funds - 2.77%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b),(c)
5,456,868 5,457
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 5.27%
(a),(b)
15,277,574 15,278
Principal Government Money Market Fund - Class
R-6 5.27%
(b),(c),(d)
75,359,311 75,359
$ 96,094
TOTAL INVESTMENT COMPANIES $ 125,762
COMMON STOCKS - 64.68% Shares Held Value (000's)
Agriculture - 0.65%
Adecoagro SA 234,965 $ 2,693
Bunge Global SA 129,111 14,185
Darling Ingredients Inc
(e)
132,091 5,795
$ 22,673
Automobile Parts & Equipment - 0.07%
Aptiv PLC
(e)
31,241 2,588
Beverages - 0.02%
Vitasoy International Holdings Ltd 492,000 536
Biotechnology - 0.10%
Corteva Inc 78,156 3,533
Building Materials - 1.14%
American Woodmark Corp
(e)
9,759 707
Boise Cascade Co 3,207 351
Builders FirstSource Inc
(e)
10,408 1,396
Carrier Global Corp 32,051 1,665
CRH PLC 229,319 14,390
Dexco SA 162,220 240
Interfor Corp
(e)
82,390 1,260
Kingspan Group PLC 28,301 2,249
Lennox International Inc 4,629 1,882
Louisiana-Pacific Corp 21,730 1,325
Nibe Industrier AB 176,841 1,044
Svenska Cellulosa AB SCA 235,205 3,495
Trex Co Inc
(e)
25,475 1,790
UFP Industries Inc 23,018 2,523
Vulcan Materials Co 8,887 1,898
West Fraser Timber Co Ltd 48,112 3,490
$ 39,705
Chemicals - 1.14%
Albemarle Corp 29,567 3,586
CF Industries Holdings Inc 203,117 15,264
Chemours Co/The 258,740 7,097
Chr Hansen Holding A/S 26,334 2,109
Croda International PLC 29,941 1,699
DSM-Firmenich AG 22,557 2,132
Ingevity Corp
(e)
4,180 162
Lenzing AG
(e)
4,188 159
Mosaic Co/The 108,953 3,910
Nutrien Ltd 65,438 3,499
$ 39,617
Coal - 0.36%
Teck Resources Ltd 328,870 12,382
Commercial Services - 2.12%
Ashtead Group PLC 30,861 1,865
Atlas Arteria Ltd 6,769,646 25,910
Brambles Ltd 281,333 2,479
CCR SA 4,528,908 12,458
Cengage Learning Holdings II Inc
(e)
2,772 26
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Transurban Group 3,619,163 $ 30,922
$ 73,660
Computers - 0.00%
IQOR US Inc
(e)
14,193 12
Consumer Products - 0.06%
Kimberly-Clark Corp 13,374 1,655
Ontex Group NV
(e)
41,646 318
$ 1,973
Cosmetics & Personal Care - 0.11%
Essity AB 72,358 1,810
Procter & Gamble Co/The 6,763 1,038
Unicharm Corp 32,700 1,051
$ 3,899
Electric - 14.41%
Ameren Corp 125,067 9,704
American Electric Power Co Inc 294,865 23,457
Boralex Inc 128,708 2,924
Brookfield Renewable Corp
(f)
207,491 5,507
CLP Holdings Ltd 1,535,000 11,932
CMS Energy Corp 230,889 13,105
Constellation Energy Corp 80,142 9,700
CPFL Energia SA 956,148 7,127
Dominion Energy Inc 276,520 12,537
Edison International 242,827 16,267
EDP - Energias de Portugal SA 5,729,809 27,403
EDP Renovaveis SA 156,644 2,861
Enel SpA 4,691,151 33,152
Entergy Corp 232,891 23,618
Eversource Energy 187,061 11,113
Exelon Corp 509,095 19,605
Iberdrola SA 1,359,533 16,802
National Grid PLC 3,624,933 47,013
NextEra Energy Inc 810,857 47,443
OGE Energy Corp 535,684 18,776
Ormat Technologies Inc 34,000 2,289
Orsted AS
(g)
239,710 11,287
PPL Corp 517,786 13,525
Public Service Enterprise Group Inc 287,350 17,939
Redeia Corp SA 738,963 12,387
Sempra 252,818 18,423
Southern Co/The 305,072 21,654
SSE PLC 497,755 11,533
Terna - Rete Elettrica Nazionale 1,933,570 15,579
Xcel Energy Inc 250,154 15,219
$ 499,881
Electrical Components & Equipment - 0.37%
Delta Electronics Inc 294,000 2,974
Generac Holdings Inc
(e)
15,290 1,790
Legrand SA 21,782 2,101
Littelfuse Inc 9,061 2,109
Prysmian SpA 44,111 1,702
Signify NV
(g)
74,096 2,156
$ 12,832
Electronics - 0.28%
Azbil Corp 60,200 1,944
Badger Meter Inc 9,802 1,445
Halma PLC 98,265 2,652
Hubbell Inc 6,195 1,859
Trimble Inc
(e)
42,118 1,954
$ 9,854
Energy - Alternate Sources - 0.43%
NextEra Energy Partners LP 429,656 10,114
SolarEdge Technologies Inc
(e)
12,910 1,025
Vestas Wind Systems A/S
(e)
90,744 2,509
Xinyi Solar Holdings Ltd 2,254,000 1,293
$ 14,941

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 3.83%
Aena SME SA
(g)
219,882 $ 37,814
Auckland International Airport Ltd 1,631,573 7,954
Cellnex Telecom SA - Rights
(e),(g)
522,255 19,939
China Tower Corp Ltd
(g)
63,344,000 6,567
Enav SpA
(g)
5,971,255 21,340
Ferrovial SE 415,594 14,373
Fluor Corp
(e)
124,520 4,736
Grupo Aeroportuario del Centro Norte SAB de CV 791,079 7,076
Sacyr SA 1,963,668 6,597
Vinci SA 53,288 6,519
$ 132,915
Entertainment - 0.02%
Cineworld Group PLC - Warrants
(e)
29,862 —
Crown Finance US Inc - 1145 Shares
(e)
287 5
Crown Finance US Inc - 4A2 Shares
(e),(h)
42,882 769
$ 774
Environmental Control - 0.14%
Befesa SA
(g)
40,168 1,409
Pentair PLC 42,756 2,759
TOMRA Systems ASA 52,370 515
$ 4,683
Forest Products & Paper - 0.57%
Acadian Timber Corp
(f)
78,198 933
Billerud Aktiebolag 73,130 714
Canfor Corp
(e)
91,872 1,087
Empresas CMPC SA 351,325 679
Holmen AB 46,832 1,963
International Paper Co 45,316 1,674
Mercer International Inc 18,147 174
Mondi PLC 110,032 1,960
Oji Holdings Corp 377,500 1,402
Sappi Ltd 297,316 623
Smurfit Kappa Group PLC 53,275 2,024
Suzano SA 319,300 3,469
Sylvamo Corp 12,806 644
UPM-Kymmene Oyj 61,134 2,139
Western Forest Products Inc 383,453 181
$ 19,666
Gas - 1.75%
China Gas Holdings Ltd 4,103,200 3,762
China Resources Gas Group Ltd 2,955,500 9,263
Enagas SA 680,664 12,457
NiSource Inc 165,044 4,232
Snam SpA 6,143,135 30,953
$ 60,667
Healthcare - Products - 0.18%
Carestream Health Inc
(e),(i)
17,410 2
Repligen Corp
(e)
13,505 2,123
Revvity Inc 17,777 1,580
Tecan Group AG 7,079 2,583
$ 6,288
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(h),(i)
20,580 3
Millennium Health LLC
(e),(h),(i)
19,318 —
$ 3
Home Builders - 0.23%
DR Horton Inc 8,219 1,049
KB Home 17,047 888
Lennar Corp - A Shares 7,186 919
Meritage Homes Corp 4,303 608
NVR Inc
(e)
138 850
PulteGroup Inc 11,364 1,005
Sumitomo Forestry Co Ltd 65,400 1,679
Toll Brothers Inc 11,560 993
$ 7,991
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 0.17%
Hannover Rueck SE 14,601 $ 3,485
Lancashire Holdings Ltd 290,287 2,291
$ 5,776
Internet - 0.00%
Catalina Marketing Corp
(e),(i)
4,112 1
Iron & Steel - 0.00%
Novolipetsk Steel PJSC
(e)
1,124,750 —
Severstal PAO
(e)
149,085 —
$ —
Leisure Products & Services - 0.06%
Shimano Inc 13,300 2,036
Lodging - 0.06%
Travel + Leisure Co 58,600 2,089
Machinery - Construction & Mining - 0.05%
Vertiv Holdings Co 40,384 1,763
Machinery - Diversified - 0.22%
ANDRITZ AG 6,990 379
Husqvarna AB 43,499 332
Kadant Inc 3,063 798
Spirax-Sarco Engineering PLC 20,162 2,356
Valmet Oyj 14,176 378
Watts Water Technologies Inc 9,020 1,737
Zurn Elkay Water Solutions Corp 58,066 1,710
$ 7,690
Metal Fabrication & Hardware - 0.11%
Advanced Drainage Systems Inc 19,088 2,312
Valmont Industries Inc 6,899 1,515
$ 3,827
Mining - 1.96%
Alcoa Corp 249,758 6,709
Antofagasta PLC 181,584 3,224
Cameco Corp 292,056 13,411
Capstone Copper Corp
(e)
879,137 3,602
Energy Fuels Inc/Canada
(e),(f)
373,985 2,973
First Quantum Minerals Ltd 278,083 2,277
Freeport-McMoRan Inc 403,287 15,051
Ivanhoe Mines Ltd
(e)
466,582 4,164
Newmont Corp 139,770 5,617
NexGen Energy Ltd
(e)
947,372 6,179
Norsk Hydro ASA 296,939 1,724
Polyus PJSC 12,459 —
South32 Ltd 1,446,348 2,907
$ 67,838
Miscellaneous Manufacturers - 0.06%
Carlisle Cos Inc 7,063 1,981
Oil & Gas - 5.01%
Antero Resources Corp
(e)
397,094 9,383
California Resources Corp 5,818 298
California Resources Corp - Warrants
(e)
439 7
Chesapeake Energy Corp 93,400 7,501
ConocoPhillips 139,620 16,136
Diamondback Energy Inc 69,696 10,762
Empresas Copec SA 95,567 708
EQT Corp 308,154 12,314
Equinor ASA ADR 245,453 7,823
Marathon Oil Corp 493,986 12,562
Marathon Petroleum Corp 75,880 11,321
Occidental Petroleum Corp 280,111 16,569
Phillips 66 73,095 9,421
Quarternorth Energy Holding Inc 75,260 10,085
Quarternorth Energy Holding Inc - Warrants
(e)
37,753 352
Quarternorth Energy Holding Inc - Warrants
(e)
19,603 392
Shell PLC 507,996 16,421
Transocean Ltd
(e)
1,779,644 11,318
Vantage Drilling International
(e)
4,456 111
Weatherford International PLC
(e)
175,636 15,928
Woodside Energy Group Ltd 225,681 4,585
$ 173,997

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0.64%
Halliburton Co 118,937 $ 4,404
NOV Inc 167,735 3,157
Schlumberger NV 280,483 14,596
$ 22,157
Packaging & Containers - 0.41%
Clearwater Paper Corp
(e)
5,493 193
DS Smith PLC 296,923 1,092
Graphic Packaging Holding Co 70,751 1,604
Huhtamaki Oyj 12,163 471
Klabin SA 360,800 1,660
Packaging Corp of America 11,618 1,952
SIG Group AG
(e)
37,944 886
Sonoco Products Co 27,591 1,522
Stora Enso Oyj 200,581 2,606
Westrock Co 57,432 2,364
$ 14,350
Pharmaceuticals - 0.24%
Bayer AG 238,219 8,154
Pipelines - 4.86%
APA Group 1,900,419 10,696
Cheniere Energy Inc 92,033 16,764
Enbridge Inc 1,181,402 41,250
Gibson Energy Inc 1,251,942 18,896
Kinder Morgan Inc 1,081,015 18,993
Koninklijke Vopak NV 255,502 8,775
ONEOK Inc 149,514 10,294
Pembina Pipeline Corp
(f)
478,819 16,016
TC Energy Corp 720,747 27,031
$ 168,715
Private Equity - 0.27%
CapitaLand Investment Ltd/Singapore 4,164,000 9,430
Real Estate - 1.84%
CK Asset Holdings Ltd 911,900 4,318
Mitsui Fudosan Co Ltd 1,116,900 26,255
Qualitas Ltd 1,648,569 2,346
Sumitomo Realty & Development Co Ltd 321,300 9,087
Sun Hung Kai Properties Ltd 270,300 2,650
Swiss Prime Site AG 67,800 6,818
Vonovia SE 448,400 12,472
$ 63,946
REITs - 16.62%
Agree Realty Corp 113,761 6,736
Alexandria Real Estate Equities Inc 105,888 11,584
Allied Properties Real Estate Investment Trust 96,700 1,273
American Homes 4 Rent 333,880 12,110
American Tower Corp 150,535 31,429
Apartment Income REIT Corp 137,100 4,267
AvalonBay Communities Inc 120,266 20,799
Boardwalk Real Estate Investment Trust 71,100 3,499
Camden Property Trust 85,849 7,749
Canadian Apartment Properties REIT 141,700 4,828
CapitaLand Ascendas REIT 2,288,200 4,860
CapitaLand Integrated Commercial Trust 2,635,706 3,585
Centuria Industrial REIT 1,546,126 3,062
Cousins Properties Inc 244,653 5,020
Crown Castle Inc 257,246 30,170
CubeSmart 48,565 1,931
Dexus 596,089 2,771
Digital Realty Trust Inc 77,800 10,797
Equinix Inc 39,052 31,828
Equity LifeStyle Properties Inc 100,900 7,174
Essex Property Trust Inc 48,913 10,441
Extra Space Storage Inc 151,573 19,730
First Industrial Realty Trust Inc 128,200 6,032
Gaming and Leisure Properties Inc 185,200 8,654
Goodman Group 772,634 11,608
Healthcare Realty Trust Inc 187,300 2,860
Host Hotels & Resorts Inc 544,552 9,513
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Inmobiliaria Colonial Socimi SA 530,953 $ 3,496
InterRent Real Estate Investment Trust 177,060 1,578
InvenTrust Properties Corp 197,100 4,754
Invitation Homes Inc 553,850 18,476
Japan Hotel REIT Investment Corp 9,223 4,324
Japan Metropolitan Fund Invest 10,092 6,716
Kilroy Realty Corp 176,896 5,834
Klepierre SA 563,624 14,188
Link REIT 1,653,644 8,167
Mapletree Industrial Trust 4,293,600 7,322
Merlin Properties Socimi SA 603,300 6,096
Minto Apartment Real Estate Investment Trust
(g)
148,842 1,610
Nippon Accommodations Fund Inc 1,200 4,923
Nippon Prologis REIT Inc 2,767 5,237
Park Hotels & Resorts Inc 209,383 3,105
PotlatchDeltic Corp 101,223 4,640
Prologis Inc 272,364 31,303
Prologis Property Mexico SA de CV 788,600 3,338
Rayonier Inc 219,389 6,731
Regency Centers Corp 135,077 8,480
Rexford Industrial Realty Inc 292,215 14,383
Sabra Health Care REIT Inc 286,000 4,176
Safestore Holdings PLC 666,651 6,471
Segro PLC 739,771 7,607
Simon Property Group Inc 53,600 6,694
Stockland 1,822,600 4,967
Sun Communities Inc 83,503 10,800
UNITE Group PLC/The 935,042 11,501
United Urban Investment Corp 4,754 4,652
Ventas Inc 392,991 18,015
VICI Properties Inc 762,511 22,791
Warehouses De Pauw CVA 213,000 5,986
Welltower Inc 330,344 29,434
Weyerhaeuser Co 151,834 4,760
$ 576,865
Retail - 0.03%
Belk Inc
(e),(i)
139 1
Gymboree Corp/The
(e),(i)
17,842 —
Gymboree Holding Corp
(e),(i)
48,577 —
Home Depot Inc/The 2,125 666
Lowe's Cos Inc 2,060 410
$ 1,077
Semiconductors - 0.07%
Bright Bidco - 1145 Shares
(e),(h)
11,047 4
Bright Bidco - 4A2 Shares
(e)
15,092 6
Monolithic Power Systems Inc 4,163 2,284
$ 2,294
Software - 0.33%
Altair Engineering Inc
(e)
30,240 2,191
Avaya Holdings Corp
(e),(h)
12,893 86
Avaya Holdings Corp
(e)
61,266 409
Cadence Design Systems Inc
(e)
10,455 2,857
Nemetschek SE 26,482 2,312
PTC Inc
(e)
21,809 3,432
Skillsoft Corp
(e)
4,667 89
$ 11,376
Telecommunications - 0.14%
NEXTDC Ltd
(e)
526,473 4,521
Windstream
(e)
9,809 90
Windstream - Warrants
(e)
17,064 158
$ 4,769
Transportation - 1.12%
American Commercial Lines Inc
(e),(i)
573 23
American Commercial Lines Inc - Warrants
(e),(i)
603 24
East Japan Railway Co 104,300 5,634
Union Pacific Corp 82,330 18,546
West Japan Railway Co 371,639 14,688
$ 38,915

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 2.43%
American Water Works Co Inc 14,929 $ 1,968
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
136,688 1,875
Essential Utilities Inc 303,675 10,814
Pennon Group PLC 1,674,458 14,943
Severn Trent PLC 993,422 32,635
United Utilities Group PLC 1,388,043 19,127
Veolia Environnement SA 96,137 3,031
$ 84,393
TOTAL COMMON STOCKS $ 2,244,512
PREFERRED STOCKS - 0.40% Shares Held Value (000's)
Electric - 0.40%
Centrais Eletricas Brasileiras SA 1.49% 1,513,667 $ 13,799
Transportation - 0.00%
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
6,729 2
American Commercial Lines Inc Preferred B
2.50%
(i)
2,428 146
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
3,412 1
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e),(i)
1,706 102
$ 251
TOTAL PREFERRED STOCKS $ 14,050
BONDS - 0.48%
Principal
Amount (000's) Value (000's)
Banks - 0.08%
Goldman Sachs Group Inc/The
6.56%, 10/24/2034
(j)
$ 512 $ 541
Secured Overnight Financing Rate + 1.95%
JPMorgan Chase & Co
6.25%, 10/23/2034
(f),(j)
516 539
Secured Overnight Financing Rate + 1.81%
Morgan Stanley
5.42%, 07/21/2034
(j)
275 267
Secured Overnight Financing Rate + 1.88%
6.63%, 11/01/2034
(j)
511 541
Secured Overnight Financing Rate + 2.05%
Wells Fargo & Co
5.56%, 07/25/2034
(j)
274 267
Secured Overnight Financing Rate + 1.99%
6.49%, 10/23/2034
(j)
519 542
Secured Overnight Financing Rate + 2.06%
$ 2,697
Commercial Services - 0.01%
Team Health Holdings Inc
13.50%, 06/30/2028 250 245
Electric - 0.04%
Pacific Gas and Electric Co
3.15%, 01/01/2026 91 86
4.50%, 07/01/2040 1,591 1,262
$ 1,348
Mortgage Backed Securities - 0.17%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(g),(k)
721 686
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(g),(k)
645 624
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(g),(k)
1,343 1,299
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(g),(k)
875 673
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(g),(k)
384 351
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(g),(k)
207 202
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(g),(k)
1,017 777
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(g),(k)
$ 331 $ 324
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(g),(k)
963 939
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(g),(k)
262 263
$ 6,138
Other Asset Backed Securities - 0.14%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(g)
1,051 939
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(g)
1,060 947
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(g)
660 619
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(g)
1,035 988
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(g)
1,385 1,306
$ 4,799
Sovereign - 0.04%
European Union
2.50%, 10/04/2052 EUR 505 445
3.00%, 03/04/2053 960 939
$ 1,384
TOTAL BONDS $ 16,611
SENIOR FLOATING RATE INTERESTS
- 2.51%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
ABG Intermediate Holdings 2 LLC
8.92%, 12/21/2028
(l)
$ 37 $ 37
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
11.45%, 12/20/2029
(l)
96 96
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
9.14%, 08/07/2026
(l)
951 932
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Dotdash Meredith Inc
9.32%, 12/01/2028
(l)
526 518
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Red Ventures LLC
8.32%, 03/03/2030
(l)
182 181
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,764
Aerospace & Defense - 0.03%
TransDigm Inc
0.00%, 02/14/2031
(l),(m)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.64%, 08/24/2028
(l)
685 685
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 935
Agriculture - 0.00%
Sycamore Buyer LLC
7.70%, 07/23/2029
(l)
63 62
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Airlines - 0.05%
AAdvantage Loyalty IP Ltd
10.43%, 03/10/2028
(l)
406 412
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines Inc
8.60%, 02/15/2028
(l)
$ 250 $ 246
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Mileage Plus Holdings LLC
10.80%, 06/21/2027
(l)
106 109
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
SkyMiles IP Ltd
9.17%, 09/16/2027
(l)
258 263
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
United Airlines Inc
9.21%, 04/21/2028
(l)
184 183
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
WestJet Airlines Ltd
8.44%, 12/11/2026
(l)
609 597
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,810
Apparel - 0.00%
Birkenstock US BidCo Inc
8.89%, 04/28/2028
(l)
46 46
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Automobile Parts & Equipment - 0.02%
Clarios Global LP
9.07%, 05/04/2030
(l)
515 516
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Dexko Global Inc
9.40%, 10/04/2028
(l)
40 39
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Phinia Inc
9.49%, 07/03/2028
(l)
75 75
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 630
Beverages - 0.03%
Arterra Wines Canada Inc
9.15%, 11/25/2027
(l)
57 54
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
City Brewing Co LLC
9.16%, 04/05/2028
(l)
172 138
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Naked Juice LLC
8.74%, 01/24/2029
(l)
15 14
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
11.49%, 01/24/2030
(l)
82 65
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Pegasus Bidco BV
9.63%, 07/12/2029
(l)
149 149
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Triton Water Holdings Inc
8.90%, 03/31/2028
(l)
449 442
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 862
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.03%
ACProducts Holdings Inc
9.90%, 05/17/2028
(l)
$ 216 $ 178
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC
8.67%, 10/22/2028
(l)
461 451
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cornerstone Building Brands Inc
8.67%, 04/12/2028
(l)
76 74
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Emerald Debt Merger Sub LLC
8.32%, 05/03/2030
(l)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 953
Chemicals - 0.07%
Ascend Performance Materials Operations LLC
10.32%, 08/27/2026
(l)
135 125
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Axalta Coating Systems US Holdings Inc
7.89%, 12/20/2029
(l)
184 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cpc Acquisition Corp
9.40%, 12/29/2027
(l)
170 128
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Derby Buyer LLC
9.57%, 10/11/2030
(l)
150 149
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Discovery Purchaser Corp
9.77%, 08/04/2029
(l)
283 269
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.98%, 06/08/2028
(l)
393 392
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Herens US Holdco Corp
9.42%, 07/03/2028
(l)
81 69
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
INEOS US Finance LLC
8.95%, 02/18/2030
(l)
299 296
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
INEOS US Petrochem LLC
9.67%, 03/09/2029
(l)
205 199
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Kraton Corp
8.92%, 03/15/2029
(l)
163 156
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Nouryon USA LLC
9.47%, 04/03/2028
(l)
474 470
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Vibrantz Technologies Inc
9.81%, 04/21/2029
(l)
45 40
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
WR Grace Holdings LLC
9.40%, 09/22/2028
(l)
$ 31 $ 31
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 2,508
Commercial Services - 0.14%
Allied Universal Holdco LLC
9.17%, 05/12/2028
(l)
85 82
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB
8.45%, 11/16/2028
(l)
316 312
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Avis Budget Car Rental LLC
7.19%, 08/06/2027
(l)
289 288
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
8.95%, 03/16/2029
(l)
106 107
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
15.00%, PIK 0.00%, 10/15/2026
(l),(n)
102 103
Belron Finance US LLC
7.90%, 10/30/2026
(l)
106 106
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Belron Luxembourg Sarl
8.25%, 04/18/2029
(l)
105 105
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
CHG Healthcare Services Inc
8.69%, 09/29/2028
(l)
69 69
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Creative Artists Agency LLC
8.82%, 11/26/2028
(l)
205 205
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Driven Brands Holdings Inc
8.46%, 12/17/2028
(l)
236 231
12 Month USD LIBOR + 3.00%
Evertec Group LLC
8.83%, 10/12/2030
(l)
105 105
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Garda World Security Corp
9.75%, 10/30/2026
(l)
300 299
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
GTCR W Merger Sub LLC
0.00%, 09/20/2030
(l),(m)
455 454
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Hertz Corp/The
8.69%, 06/14/2028
(l)
806 795
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.69%, 06/14/2028
(l)
156 154
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Omnia Partners
9.63%, 07/19/2030
(l)
274 274
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC
7.83%, 10/11/2030
(l)
$ 315 $ 315
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sabert Corp
9.94%, 12/10/2026
(l)
179 179
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Sabre GLBL Inc
10.45%, 06/30/2028
(l)
78 67
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Trans Union LLC
7.17%, 11/13/2026
(l)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
7.69%, 11/17/2028
(l)
164 164
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Travelport Finance Luxembourg Sarl
12.65%, PIK 0.00%, 02/28/2025
(l),(n)
3 3
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Verscend Holding Corp
9.44%, 08/27/2025
(l)
22 21
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
VT Topco Inc
9.66%, 08/02/2030
(l)
45 45
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Wand NewCo 3 Inc
8.17%, 02/05/2026
(l)
208 208
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WEX Inc
7.69%, 03/31/2028
(l)
84 84
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 4,950
Computers - 0.05%
Amentum Government Services Holdings LLC
9.33%, 02/15/2029
(l)
206 205
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
iQor US Inc
12.93%, 11/20/2024
(l)
150 148
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
12.93%, 11/20/2025
(l)
414 289
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Magenta Buyer LLC
10.64%, 07/27/2028
(l)
85 54
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
McAfee Corp
9.17%, 03/01/2029
(l)
280 276
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Corp
10.18%, 03/22/2029
(l)
100 98
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Perforce Software Inc
9.19%, 07/01/2026
(l)
209 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Tempo Acquisition LLC
8.07%, 08/31/2028
(l)
$ 436 $ 436
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Vision Solutions Inc
9.64%, 04/23/2028
(l)
156 152
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 1,861
Consumer Products - 0.01%
Kronos Acquisition Holdings Inc
9.40%, 12/22/2026
(l)
25 25
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
11.57%, 12/22/2026
(l)
238 238
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 263
Distribution & Wholesale - 0.02%
Core & Main LP
7.98%, 07/27/2028
(l)
282 282
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Fastlane Parent Co Inc
9.83%, 09/04/2028
(l)
190 188
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Windsor Holdings III LLC
9.82%, 08/01/2030
(l)
360 360
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 830
Diversified Financial Services - 0.03%
Avolon TLB Borrower 1 US LLC
6.93%, 02/12/2027
(l)
146 145
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
7.83%, 06/22/2028
(l)
299 300
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(l)
816 23
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
7.17%, 04/28/2028
(l)
182 182
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Fly Funding II Sarl
7.38%, 08/09/2025
(l)
452 424
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 1,074
Electric - 0.05%
Calpine Corp
7.44%, 08/12/2026
(l)
167 167
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Constellation Renewables LLC
8.19%, 12/11/2027
(l)
47 47
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Generation Bridge Northeast LLC
9.57%, 08/07/2029
(l)
149 150
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Talen Energy Supply LLC
9.87%, 04/26/2030
(l)
$ 834 $ 836
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
9.87%, 04/26/2030
(l)
678 680
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 1,880
Electronics - 0.01%
Coherent Corp
8.29%, 07/01/2029
(l)
86 85
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ingram Micro Inc
8.65%, 06/30/2028
(l)
158 158
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 243
Engineering & Construction - 0.03%
Apple Bidco LLC
8.19%, 07/14/2028
(l)
146 145
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
9.35%, 09/22/2028
(l)
249 248
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Brown Group Holding LLC
8.17%, 06/07/2028
(l)
364 361
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
9.13%, 06/08/2029
(l)
49 49
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
7.94%, 08/18/2028
(l)
203 203
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,006
Entertainment - 0.22%
AMC Entertainment Holdings Inc
8.44%, 03/20/2026
(l)
580 468
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Bally's Corp
8.93%, 08/06/2028
(l)
159 146
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Caesars Entertainment Inc
8.70%, 02/06/2030
(l)
831 831
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Churchill Downs Inc
7.42%, 03/17/2028
(l)
73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc
9.09%, 05/21/2030
(l)
249 249
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Crown Finance US Inc
14.38%, 07/31/2028
(l)
929 946
CME Term Secured Overnight Financing
Rate 3 Month + 8.93%
Delta 2 Lux Sarl
7.60%, 01/15/2030
(l)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Entain Holdings Gibraltar Ltd
8.99%, 10/18/2029
(l)
$ 559 $ 559
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Everi Holdings Inc
7.94%, 06/30/2028
(l)
312 312
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Flutter Financing
0.00%, 11/15/2030
(l),(m)
1,000 995
Flutter Financing BV
8.90%, 09/16/2028
(l)
247 247
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Light & Wonder International Inc
8.42%, 04/14/2029
(l)
125 126
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Lions Gate Capital Holdings LLC
7.67%, 03/24/2025
(l)
205 204
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
8.90%, 11/12/2026
(l)
657 655
3 Month USD LIBOR + 3.25%
8.90%, 11/12/2026
(l)
94 93
3 Month USD LIBOR + 3.25%
Nascar Holdings LLC
7.94%, 10/19/2026
(l)
118 118
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
PCI Gaming Authority
7.94%, 05/29/2026
(l)
243 243
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Scientific Games Holdings LP
8.91%, 02/04/2029
(l)
123 122
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SeaWorld Parks & Entertainment Inc
8.44%, 08/25/2028
(l)
389 389
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Stars Group Holdings BV
7.90%, 07/21/2026
(l)
727 727
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
William Morris Endeavor Entertainment LLC
8.19%, 05/16/2025
(l)
213 212
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 7,720
Environmental Control - 0.02%
Covanta Holding Corp
7.82%, 11/17/2028
(l)
195 194
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.82%, 11/17/2028
(l)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GFL Environmental Inc
7.91%, 05/31/2027
(l)
152 153
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Win Waste Innovations Holdings Inc
8.19%, 03/24/2028
(l)
$ 481 $ 433
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 795
Food - 0.03%
8th Avenue Food & Provisions Inc
9.19%, 09/19/2025
(l)
261 246
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.19%, 10/01/2025
(l)
46 43
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
CHG PPC Parent LLC
8.44%, 12/08/2028
(l)
231 231
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Froneri US Inc
7.67%, 01/31/2027
(l)
41 41
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Heritage Grocers Group LLC
12.24%, 08/01/2029
(l)
124 124
CME Term Secured Overnight Financing
Rate 6 Month + 6.75%
Total Produce USA Holdings Inc
7.71%, 08/03/2028
(l)
9 9
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
US Foods Inc
7.44%, 09/14/2026
(l)
222 222
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
7.94%, 11/22/2028
(l)
127 127
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,043
Forest Products & Paper - 0.01%
Asplundh Tree Expert LLC
7.17%, 09/06/2027
(l)
357 357
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Hand & Machine Tools - 0.01%
Alliance Laundry Systems LLC
8.99%, 09/30/2027
(l)
214 215
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Healthcare - Products - 0.13%
Avantor Funding Inc
7.67%, 11/08/2027
(l)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Bausch + Lomb Corp
8.76%, 05/10/2027
(l)
1,039 1,006
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carestream Health Inc
12.99%, 09/30/2027
(l)
524 385
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Curia Global Inc
9.23%, 08/30/2026
(l)
474 391
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
ICU Medical Inc
8.04%, 12/15/2028
(l)
18 18
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Insulet Corp
8.69%, 05/04/2028
(l)
$ 85 $ 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Medline Borrower LP
8.44%, 10/23/2028
(l)
1,570 1,570
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Viant Medical Holdings Inc
9.19%, 07/02/2025
(l)
275 270
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Vyaire Medical Inc
10.41%, 04/16/2025
(l)
888 622
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 4,377
Healthcare - Services - 0.10%
Catalent Pharma Solutions Inc
7.45%, 02/22/2028
(l)
196 190
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
DaVita Inc
7.19%, 08/12/2026
(l)
132 131
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Global Medical Response Inc
9.89%, 03/14/2025
(l)
196 147
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.93%, 10/02/2025
(l)
505 376
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
ICON Luxembourg Sarl
7.90%, 07/03/2028
(l)
368 369
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
National Mentor Holdings Inc
0.00%, 03/02/2028
(l),(m)
129 116
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
0.00%, 03/02/2028
(l),(m)
4 4
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Onex TSG Intermediate Corp
10.39%, 02/25/2028
(l)
60 56
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Phoenix Guarantor Inc
8.69%, 03/05/2026
(l)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Newco Inc
8.69%, 11/15/2028
(l)
754 753
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Select Medical Corp
8.32%, 03/06/2027
(l)
432 432
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Star Parent Inc
9.39%, 09/19/2030
(l)
365 357
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Surgery Center Holdings Inc
9.21%, 09/03/2026
(l)
475 475
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Team Health Holdings Inc
10.66%, 03/02/2027
(l)
$ 15 $ 11
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
US Radiology Specialists Inc
10.74%, 12/10/2027
(l)
36 34
3 Month USD LIBOR + 5.25%
$ 3,551
Home Furnishings - 0.03%
AI Aqua Merger Sub Inc
0.00%, 07/31/2028
(l),(m)
125 124
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
9.07%, 07/30/2028
(l)
368 361
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MillerKnoll Inc
7.44%, 07/19/2028
(l)
358 355
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
8.69%, 10/30/2027
(l)
196 167
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 1,007
Insurance - 0.12%
Acrisure LLC
8.94%, 02/15/2027
(l)
271 269
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Alliant Holdings Intermediate LLC
8.83%, 11/05/2027
(l)
600 601
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.94%, 11/06/2027
(l)
243 243
1 Month USD LIBOR + 3.50%
AmWINS Group Inc
8.21%, 02/18/2028
(l)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Asurion LLC
8.69%, 12/23/2026
(l)
693 682
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.69%, 07/31/2027
(l)
125 122
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.70%, 08/19/2028
(l)
82 80
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
10.70%, 01/20/2029
(l)
165 146
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
BroadStreet Partners Inc
8.44%, 01/27/2027
(l)
402 401
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.69%, 01/27/2027
(l)
94 93
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.32%, 01/26/2029
(l)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
HUB International Ltd
9.37%, 11/10/2029
(l)
$ 124 $ 124
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.66%, 06/20/2030
(l)
183 184
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Sedgwick Claims Management Services Inc
9.10%, 02/24/2028
(l)
195 195
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
USI Inc/NY
8.64%, 09/14/2030
(l)
65 65
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.64%, 09/14/2030
(l)
190 189
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.14%, 11/21/2029
(l)
494 493
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 4,072
Internet - 0.05%
Abe Investment Holdings Inc
9.99%, 02/13/2026
(l)
45 45
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Catalina Marketing Corp
14.87%, PIK 14.87%, 04/23/2027
(l),(n)
138 74
3 Month USD LIBOR + 9.50%
CNT Holdings I Corp
8.93%, 11/08/2027
(l)
498 499
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gen Digital Inc
7.42%, 09/12/2029
(l)
547 545
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Uber Technologies Inc
8.16%, 03/03/2030
(l)
597 598
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,761
Leisure Products & Services - 0.09%
Alterra Mountain Co
9.17%, 05/31/2030
(l)
711 711
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Carnival Corp
8.32%, 08/08/2027
(l)
237 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.69%, 10/18/2028
(l)
112 111
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
ClubCorp Holdings Inc
8.18%, 09/18/2026
(l)
591 565
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Equinox Holdings Inc
8.73%, 03/08/2024
(l)
407 395
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
8.19%, 05/28/2028
(l)
478 474
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Life Time Inc
10.61%, 01/14/2026
(l)
$ 153 $ 153
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SRAM LLC
8.19%, 05/18/2028
(l)
217 215
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp
8.92%, 03/16/2030
(l)
373 372
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 3,232
Lodging - 0.02%
Fertitta Entertainment LLC/NV
9.32%, 01/13/2029
(l)
704 698
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Machinery - Diversified - 0.06%
Ali Group North America Corp
7.48%, 07/30/2029
(l)
377 376
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
ASP Blade Holdings Inc
0.00%, 10/13/2028
(l),(m)
60 52
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Chart Industries Inc
8.67%, 03/15/2030
(l)
483 482
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
TK Elevator US Newco Inc
9.38%, 07/30/2027
(l)
579 579
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Victory Buyer LLC
9.39%, 11/18/2028
(l)
453 426
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,915
Media - 0.16%
Altice Financing SA
10.39%, 10/31/2027
(l)
139 132
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Cengage Learning Inc
10.41%, 07/14/2026
(l)
433 432
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Century DE Buyer LLC
9.39%, 09/27/2030
(l)
165 165
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CSC Holdings LLC
9.82%, 01/18/2028
(l)
536 516
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Diamond Sports Group LLC
0.00%, 08/24/2026
(e),(l)
2,296 49
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
10.44%, 08/02/2027
(l)
472 464
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Gray Television Inc
7.94%, 01/02/2026
(l)
$ 137 $ 137
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
iHeartCommunications Inc
8.44%, 05/01/2026
(l)
443 369
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
LCPR Loan Financing LLC
9.29%, 10/13/2028
(l)
145 145
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McGraw-Hill Education Inc
10.19%, 07/28/2028
(l)
364 356
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
NEP Group Inc
0.00%, 10/20/2025
(l),(m)
308 277
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Nexstar Media Inc
7.94%, 09/18/2026
(l)
173 172
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiate Holdco LLC
8.69%, 09/25/2026
(l)
209 160
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
UPC Financing Partnership
8.44%, 01/31/2029
(l)
250 247
CME Term Secured Overnight Financing
Rate 1 Month + 2.93%
Virgin Media Bristol LLC
7.94%, 01/31/2028
(l)
61 60
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
8.79%, 03/31/2031
(l)
1,000 985
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
WideOpenWest Finance LLC
8.39%, 12/20/2028
(l)
208 186
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership
7.94%, 04/28/2028
(l)
736 722
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 5,574
Mining - 0.00%
Arsenal AIC Parent LLC
9.88%, 08/18/2030
(l)
55 55
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Miscellaneous Manufacturers - 0.02%
Gates Global LLC
7.92%, 03/31/2027
(l)
649 649
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Oil & Gas - 0.05%
Gulf Finance LLC
12.35%, 08/25/2026
(l)
581 582
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
Quarternorth Energy Holding Inc
13.46%, 08/27/2026
(l)
1,146 1,142
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
$ 1,724
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0.05%
Berry Global Inc
7.19%, 07/01/2026
(l)
$ 127 $ 127
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Clydesdale Acquisition Holdings Inc
9.62%, 04/13/2029
(l)
401 398
CME Term Secured Overnight Financing
Rate 1 Month + 4.18%
Kloeckner Pentaplast of America Inc
10.48%, 02/12/2026
(l)
243 224
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
LABL Inc
10.42%, 10/28/2028
(l)
313 295
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc
8.69%, 09/22/2028
(l)
311 311
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.94%, 02/05/2026
(l)
19 18
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Plaze Inc
9.19%, 08/03/2026
(l)
108 103
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC
9.79%, 11/03/2028
(l)
155 154
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 1,630
Pharmaceuticals - 0.07%
Amneal Pharmaceuticals LLC
10.82%, 05/04/2028
(l)
170 161
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Gainwell Acquisition Corp
9.49%, 10/01/2027
(l)
273 263
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Grifols Worldwide Operations USA Inc
7.42%, 11/15/2027
(l)
497 490
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Jazz Financing Lux Sarl
8.94%, 05/05/2028
(l)
465 466
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Organon & Co
8.44%, 06/02/2028
(l)
952 950
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
PRA Health Sciences Inc
7.90%, 07/03/2028
(l)
92 92
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 2,422
Pipelines - 0.02%
BCP Renaissance Parent LLC
8.64%, 10/31/2028
(l)
156 156
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Buckeye Partners LP
7.67%, 11/01/2026
(l)
50 50
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Freeport LNG Investments LLLP
8.68%, 11/17/2026
(l)
$ 447 $ 441
3 Month USD LIBOR + 3.00%
Oryx Midstream Services Permian Basin LLC
8.69%, 10/04/2028
(l)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
TransMontaigne Operating Co LP
8.94%, 11/03/2028
(l)
80 80
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Traverse Midstream Partners LLC
9.24%, 02/16/2028
(l)
39 39
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 851
Real Estate - 0.01%
Cushman & Wakefield US Borrower LLC
8.70%, 01/31/2030
(l)
19 18
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Forest City Enterprises LP
8.94%, 12/08/2025
(l)
170 153
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 171
Retail - 0.09%
1011778 BC ULC
7.57%, 09/12/2030
(l)
402 400
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Academy Ltd
9.18%, 11/05/2027
(l)
157 157
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Belk Inc
10.00%, PIK 0.00%, 07/31/2025
(l),(n)
1,120 193
14.79%, 07/31/2025
(l)
232 197
3 Month USD LIBOR + 7.50%
EG America LLC
9.45%, 02/07/2025
(l)
4 4
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IRB Holding Corp
8.42%, 12/15/2027
(l)
531 530
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
10.39%, 07/07/2028
(l)
848 67
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
LS Group OpCo Acquistion LLC
8.69%, 11/02/2027
(l)
211 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PetSmart LLC
9.17%, 02/11/2028
(l)
839 828
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH
7.94%, 10/20/2028
(l)
278 262
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Serta Simmons Bedding Inc
12.82%, 06/29/2028
(l)
20 19
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
SRS Distribution Inc
8.92%, 06/02/2028
(l)
$ 95 $ 94
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Staples Inc
10.43%, 04/09/2026
(l)
106 97
3 Month USD LIBOR + 5.00%
Woof Holdings Inc
9.40%, 12/10/2027
(l)
135 110
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 3,168
Semiconductors - 0.01%
Bright Bidco BV
14.39%, PIK 8.00%, 10/31/2027
(l),(n)
825 288
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Software - 0.32%
AthenaHealth Group Inc
8.60%, 02/15/2029
(l)
13 13
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Avaya Inc
6.82%, PIK 7.00%, 07/31/2028
(l),(n)
1,853 1,634
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Boxer Parent Co Inc
9.19%, 10/02/2025
(l)
1,107 1,107
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Camelot Finance SA
8.72%, 10/30/2026
(l)
9 9
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
CCC Intelligent Solutions Inc
7.69%, 09/21/2028
(l)
179 179
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ceridian HCM Holding Inc
7.94%, 04/04/2025
(l)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
DTI Holdco Inc
10.13%, 04/26/2029
(l)
211 205
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.19%, 02/06/2026
(l)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Epicor Software Corp
8.69%, 07/30/2027
(l)
738 739
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.07%, 07/30/2027
(l)
125 126
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Genesys Cloud Services Holdings II LLC
9.44%, 12/01/2027
(l)
506 506
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Greenway Health LLC
9.19%, 02/16/2024
(l)
306 275
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
8.96%, 03/31/2028
(l)
139 139
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Informatica LLC
8.19%, 10/27/2028
(l)
$ 339 $ 337
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Instructure Holdings Inc
0.00%, 10/30/2028
(l),(m)
140 139
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ivanti Software Inc
0.00%, 12/01/2027
(l),(m)
11 10
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.91%, 12/01/2027
(l)
104 97
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Marcel Bidco LLC
0.00%, 10/26/2030
(l),(m)
40 40
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Open Text Corp
8.17%, 01/31/2030
(l)
632 632
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Physician Partners LLC
9.53%, 12/26/2028
(l)
41 39
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Playtika Holding Corp
8.19%, 03/11/2028
(l)
127 126
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Project Ruby Ultimate Parent Corp
8.69%, 03/10/2028
(l)
244 242
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Quartz AcquireCo LLC
8.83%, 06/28/2030
(l)
345 345
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Rackspace Technology Global Inc
8.19%, 02/15/2028
(l)
1,699 693
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Riverbed Technology
9.89%, 07/01/2028
(l)
575 392
3 Month USD LIBOR + 4.50%
Rocket Software Inc
10.07%, 11/28/2028
(l)
349 341
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Sophia LP
8.92%, 10/07/2027
(l)
649 650
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SS&C Technologies Inc
7.19%, 04/16/2025
(l)
185 185
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
7.19%, 04/16/2025
(l)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
7.19%, 04/16/2025
(l)
126 126
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
UKG Inc
8.76%, 05/04/2026
(l)
$ 530 $ 530
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
9.23%, 05/04/2026
(l)
203 204
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
West Technology Group LLC
9.63%, 04/09/2027
(l)
447 416
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc
8.94%, 09/30/2026
(l)
57 57
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
ZoomInfo LLC
8.17%, 02/28/2030
(l)
290 290
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 11,128
Telecommunications - 0.19%
Altice France SA/France
9.34%, 01/31/2026
(l)
54 51
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
9.64%, 08/14/2026
(l)
612 568
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc
8.69%, 11/23/2028
(l)
219 216
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
8.69%, 04/06/2026
(l)
344 301
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyxtera DC Holdings Inc
0.00%, 05/01/2024
(e),(l)
797 491
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
13.94%, 12/07/2023
(l)
267 266
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Dawn Acquisitions LLC
9.40%, 12/31/2025
(l)
2,149 1,966
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Delta Topco Inc
9.07%, 12/01/2027
(l)
359 357
CME Term Secured Overnight Financing
Rate 6 Month + 3.75%
EOS US Finco LLC
11.16%, 10/06/2029
(l)
211 193
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
9.19%, 10/08/2027
(l)
614 601
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Gogo Intermediate Holdings LLC
9.19%, 04/28/2028
(l)
74 74
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Iridium Satellite LLC
7.82%, 09/13/2030
(l)
345 344
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Level 3 Financing Inc
7.19%, 03/01/2027
(l)
$ 494 $ 460
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Lumen Technologies Inc
7.69%, 03/15/2027
(l)
105 63
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
MLN US Holdco LLC
8.25%, 11/30/2025
(l)
1,058 106
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
12.19%, 10/18/2027
(l)
615 95
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Syniverse Holdings LLC/DE
12.39%, 05/13/2027
(l)
583 504
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
$ 6,656
Transportation - 0.01%
Genesee & Wyoming Inc
7.49%, 12/30/2026
(l)
201 201
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 86,937
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 29.58%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.64%
5.00%, 12/01/2053
(o)
$ 7,970 $ 7,669
5.50%, 12/01/2053
(o)
6,691 6,592
6.00%, 12/01/2053
(o)
5,279 5,294
6.50%, 12/01/2053
(o)
2,636 2,678
$ 22,233
U.S. Treasury - 0.03%
3.63%, 02/15/2044 1,165 997
U.S. Treasury Bill - 14.39%
5.30%, 12/28/2023
(a),(p)
3,955 3,939
5.30%, 01/16/2024
(a),(p)
3,465 3,442
5.31%, 12/21/2023
(a),(p)
27,890 27,808
5.32%, 12/26/2023
(a),(p)
48,764 48,585
5.33%, 01/09/2024
(a),(p)
7,500 7,457
5.34%, 02/22/2024
(a),(p),(q)
23,535 23,250
5.35%, 02/29/2024
(a),(p)
30,640 30,238
5.36%, 02/15/2024
(a),(p)
130 129
5.37%, 12/05/2023
(a),(p),(r)
125,029 124,956
5.37%, 12/12/2023
(a),(p)
8,055 8,042
5.37%, 12/14/2023
(a),(p)
16,695 16,663
5.38%, 01/25/2024
(a),(p)
2,555 2,534
5.39%, 12/07/2023
(a),(p)
21,695 21,676
5.39%, 12/19/2023
(a),(p)
115,605 115,300
5.39%, 02/01/2024
(a),(p),(q),(r)
61,000 60,448
5.46%, 04/11/2024
(a),(p)
5,000 4,905
$ 499,372
U.S. Treasury Inflation-Indexed Obligations - 14.52%
0.13%, 04/15/2025 12,136 11,631
0.13%, 10/15/2025 14,027 13,381
0.13%, 04/15/2026 12,628 11,899
0.13%, 07/15/2026 15,450 14,566
0.13%, 10/15/2026 18,264 17,140
0.13%, 04/15/2027 17,801 16,488
0.13%, 01/15/2030 16,186 14,291
0.13%, 07/15/2030 17,953 15,778
0.13%, 01/15/2031 19,681 17,056
0.13%, 07/15/2031 18,943 16,321
0.13%, 01/15/2032 20,719 17,606
0.13%, 02/15/2051 6,863 3,947
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.13%, 02/15/2052 $ 7,961 $ 4,534
0.25%, 01/15/2025 15,571 15,034
0.25%, 07/15/2029 14,289 12,885
0.25%, 02/15/2050 6,818 4,142
0.38%, 07/15/2025 18,493 17,794
0.38%, 01/15/2027 11,289 10,592
0.38%, 07/15/2027 15,954 14,927
0.50%, 01/15/2028 13,222 12,296
0.63%, 01/15/2026 14,783 14,154
0.63%, 07/15/2032 21,494 18,979
0.63%, 02/15/2043 6,533 4,834
0.75%, 07/15/2028 14,154 13,286
0.75%, 02/15/2042 8,801 6,790
0.75%, 02/15/2045 10,472 7,727
0.88%, 01/15/2029 11,093 10,389
0.88%, 02/15/2047 6,618 4,906
1.00%, 02/15/2046 5,145 3,974
1.00%, 02/15/2048 4,737 3,594
1.00%, 02/15/2049 4,495 3,395
1.13%, 01/15/2033
(r)
21,328 19,521
1.25%, 04/15/2028 8,727 8,354
1.38%, 07/15/2033 19,706 18,451
1.38%, 02/15/2044 8,914 7,559
1.50%, 02/15/2053 6,456 5,481
1.63%, 10/15/2027 14,079 13,760
1.75%, 01/15/2028 6,735 6,587
2.00%, 01/15/2026 7,367 7,256
2.13%, 02/15/2040 4,082 4,020
2.13%, 02/15/2041 5,174 5,092
2.38%, 01/15/2025 11,313 11,182
2.38%, 01/15/2027 7,191 7,176
2.38%, 10/15/2028 9,471 9,573
2.50%, 01/15/2029 6,260 6,342
3.38%, 04/15/2032 2,898 3,149
3.63%, 04/15/2028 6,835 7,205
3.88%, 04/15/2029 8,041 8,699
$ 503,743
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,026,345
TOTAL PURCHASED OPTIONS - 0.02% $ 581
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.01% $ 210
Total Investments $ 3,515,008
Other Assets and Liabilities -  (1.30)% (44,813)
TOTAL NET ASSETS - 100.00% $ 3,470,195
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,505 or
0.22% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,362 or 0.21% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $113,059 or 3.26% of net assets.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(m) This Senior Floating Rate Note will settle after November 30, 2023, at which time the interest rate will be determined.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Security was purchased in a "to-be-announced" ("TBA") transaction.
(p) Rate shown is the discount rate of the original purchase.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$37,084 or 1.07% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $36,571 or 1.05% of net assets.
Portfolio Summary
Sector Percent
Government 28.98%
Financial 19.14%
Utilities 19.08%
Energy 11.37%
Industrial 8.00%
Consumer, Non-cyclical 4.00%
Basic Materials 3.75%
Money Market Funds 2.77%
Consumer, Cyclical 1.01%
Mortgage Securities 0.81%
Technology 0.78%
Exchange-Traded Funds 0.77%
Communications 0.59%
Asset Backed Securities 0.14%
Closed-End Funds 0.08%
Purchased Options 0.02%
Purchased Interest Rate Swaptions 0.01%
Other Assets and Liabilities
(1.30)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 76,170 $ 628,536 $ 629,347 $ 75,359
$ 76,170 $ 628,536 $ 629,347 $ 75,359
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 972 $ — $ — $ —
$ 972 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Avaya Holdings Corp 05/19/2023 $ 186 $ 86 0.00%
Bright Bidco - 1145 Shares 12/09/2022 331 4 0.00%
Crown Finance US Inc - 4A2 Shares 08/30/2023 988 769 0.02%
Millennium Health LLC 03/15/2016 — 3 0.00%
Millennium Health LLC 03/15/2016 — — 0.00%
Total $ 862 0.02%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Brent Crude Future; June 2024
(a)
N/A 257 $ 257 $ 100.00 04/26/2024 $ 505 $ 218 $ (287)
Call - Brent Crude Future; June 2024
(a)
N/A 280 280 $ 105.00 04/26/2024 630 151 (479)
Call - LME Copper Future; June 2024
(a)
N/A 58 1 $ 10,000.00 06/06/2024 427 121 (306)
Call - USD versus JPY JPMorgan Chase 1 3,048 $ 148.50 12/26/2023 19 20 1
Call - USD versus JPY Citigroup Inc 1 3,048 $ 148.50 12/26/2023 19 20 1
Call - 3 Month Secured Overnight
Financing Rate Future; March 2024
N/A 48 120 $ 94.94 03/18/2024 12 12 —
Put - US 10 Year Note Future; March
2024
N/A 120 120 $ 108.50 12/26/2023 72 39 (33)
Total $ 1,684 $ 581 $ (1,103)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - USD versus JPY JPMorgan Chase 1 $ 3,048 $ 151.50 12/26/2023 $ (4) $ (4) $ —
Call - USD versus JPY Citigroup Inc 1 3,048 $ 151.50 12/26/2023 (4) (4) —
Call - 3 Month Secured Overnight
Financing Rate Future; March 2024
N/A 24 60 $ 96.50 03/18/2024 (11) (11) —

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - US 10 Year Note Future; March
2024
N/A 120 $ 120 $ 106.50 12/26/2023 $ (16) $ (7) $ 9
Total $ (35) $ (26) $ 9
Amounts in thousands except contracts/shares.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay $ 68,775 4.50% 01/23/2024 $ 171 $ 19 $ (152)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 68,775 4.55% 01/25/2024 165 24 (141)
Call - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 6,254 4.24% 03/27/2024 96 127 31
Put - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 6,254 4.24% 03/27/2024 96 40 (56)
Total $ 528 $ 210 $ (318)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive $ 68,775 3.80% 01/23/2024 $ (72) $ (2) $ 70
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 68,775 3.85% 01/25/2024 (64) (3) 61
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 6,254 3.96% 03/15/2024 (89) (76) 13
Call - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 6,254 4.00% 03/12/2024 (96) (80) 16
Call - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 6,254 4.00% 03/13/2024 (94) (81) 13
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 3,665 3.90% 11/15/2024 (82) (88) (6)
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Receive 3,127 4.03% 03/18/2024 (43) (43) —
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 6,254 3.96% 03/15/2024 (88) (68) 20
Put - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 6,254 4.00% 03/12/2024 (96) (62) 34
Put - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 6,254 4.00% 03/13/2024 (93) (62) 31
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 3,665 3.90% 11/15/2024 (82) (65) 17
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Pay 3,127 4.03% 03/18/2024 (44) (30) 14
Total $ (943) $ (660) $ 283
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; March 2024 Long 54 $ 12,801 $ 1
3 Month Secured Overnight Financing Rate; March 2025 Short 54 12,971 3
Australia 10 Year Bond; December 2023 Long 22 1,638 34
Brent Crude; February 2024
(a)
Long 588 47,546 (870)
Brent Crude; March 2024
(a)
Long 113 9,106 (22)
California Carbon Allowance Vintage; December 2024
(a)
Long 54 2,236 92
Canada 10 Year Bond; March 2024 Short 72 6,355 (83)
Cocoa; March 2024
(a)
Short 290 12,403 (2,013)
Cocoa; May 2024
(a)
Short 25 1,061 (74)
Coffee 'C'; March 2024
(a)
Short 71 4,918 (399)
Copper; March 2024
(a)
Long 14 1,348 17
Corn; March 2024
(a)
Short 174 4,200 64
Cotton No.2; March 2024
(a)
Short 209 8,366 303
Euro Buxl 30 Year Bond; March 2024 Short 9 1,275 (2)

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Milling Wheat; March 2024
(a)
Long 1,099 $ 13,533 $ (442)
Frozen Concentrated Orange Juice-A; January 2024
(a)
Short 26 1,564 (498)
Frozen Concentrated Orange Juice-A; March 2024
(a)
Short 17 988 (67)
Gasoline RBOB; April 2024
(a)
Short 52 5,204 99
Gasoline RBOB; February 2024
(a)
Long 66 6,037 (12)
Gasoline RBOB; January 2024
(a)
Short 4 366 30
Gold 100 oz; April 2024
(a)
Long 255 52,956 4,551
Gold 100 oz; February 2024
(a)
Long 117 24,069 465
Japan 10 Year Bond TSE; December 2023 Short 7 6,915 (102)
KC HRW Wheat; March 2024
(a)
Long 117 3,762 103
Lean Hogs; April 2024
(a)
Long 30 928 (52)
Lean Hogs; December 2023
(a)
Long 72 1,981 (89)
Live Cattle; February 2024
(a)
Short 134 9,210 624
LME Copper; December 2023
(a)
Short — — (618)
LME Copper; March 2024
(a)
Long 158 33,491 1,125
LME Lead; December 2023
(a)
Long 23 1,210 (59)
LME Lead; December 2023
(a)
Short — — (2)
LME Lead; March 2024
(a)
Short — — (169)
LME Nickel; December 2023
(a)
Long 23 2,275 (177)
LME Nickel; December 2023
(a)
Short — — (222)
LME Nickel; March 2024
(a)
Long 78 7,820 (12)
LME PRI Alum; December 2023
(a)
Short — — (7)
LME PRI Alum; December 2023
(a)
Short — — 427
LME PRI Alum; December 2024
(a)
Short 126 7,284 667
LME PRI Alum; February 2024
(a)
Short 122 6,686 125
LME PRI Alum; January 2024
(a)
Short — — 357
LME PRI Alum; March 2024
(a)
Short 32 1,761 17
LME PRI Alum; March 2024
(a)
Long 572 31,478 (793)
LME Zinc; December 2023
(a)
Long 118 7,300 (252)
LME Zinc; December 2023
(a)
Short — — 220
LME Zinc; March 2024
(a)
Long 4 247 (41)
Low Sulphur Gasoline; December 2023
(a)
Long 119 9,538 (617)
Low Sulphur Gasoline; January 2024
(a)
Long 107 8,416 (417)
Natural Gas; April 2024
(a)
Short 411 10,666 2,053
Natural Gas; April 2025
(a)
Long 99 3,435 (199)
Natural Gas; January 2024
(a)
Long 492 13,786 (2,740)
NY Harb ULSD; April 2024
(a)
Short 59 6,519 270
NY Harb ULSD; February 2024
(a)
Long 53 6,046 (8)
NY Harb ULSD; January 2024
(a)
Short 12 1,388 96
Platinum; January 2024
(a)
Long 88 4,118 (37)
SGX Iron Ore 62%; February 2024
(a)
Long 533 6,812 (135)
Silver; March 2024
(a)
Long 152 19,501 1,555
Soybean Meal; January 2024
(a)
Long 216 9,158 (331)
Soybean Meal; March 2024
(a)
Long 118 4,888 488
Soybean Meal; May 2024
(a)
Short 58 2,366 52
Soybean Oil; January 2024
(a)
Long 338 10,598 238
Soybean Oil; March 2024
(a)
Long 34 1,062 (3)
Soybean Oil; May 2024
(a)
Long 82 2,557 61
Soybean; January 2024
(a)
Short 71 4,767 (142)
Soybean; January 2024
(a)
Long 156 10,473 195
Soybean; March 2024
(a)
Long 59 4,019 (55)
Sugar #11; March 2024
(a)
Short 191 5,571 (70)
Sugar #11; May 2024
(a)
Long 173 4,852 (160)
US 10 Year Note; March 2024 Short 44 4,831 (25)
US 10 Year Ultra Note; March 2024 Long 11 1,249 8
US 2 Year Note; March 2024 Short 200 40,892 (45)
US 5 Year Note; March 2024 Short 16 1,710 (13)
US Long Bond; March 2024 Short 16 1,863 (9)
US Ultra Bond; March 2024 Short 3 369 (2)
Wheat; July 2024
(a)
Short 143 4,467 77
Wheat; March 2024
(a)
Long 121 3,618 117
WTI Crude; April 2024
(a)
Short 724 54,915 2,532
WTI Crude; February 2024
(a)
Long 114 8,670 125
WTI Crude; January 2024
(a)
Long 286 21,725 (649)
Total $ 4,457
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 12/04/2023 $ 448 EUR 412 $ — $ —
Deutsche Bank AG 12/04/2023 $ 865 EUR 807 — (14)
Morgan Stanley & Co 12/04/2023 EUR 1,219 $ 1,340 — (13)
Morgan Stanley & Co 01/03/2024 $ 1,342 EUR 1,219 13 —
Total $ 13 $ (27)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Receive 3.16% Annual Semiannual N/A 11/08/2028 EUR 3,930 $ (46) $ — $ (46)
6 Month Euro Interbank Offered Rate Receive 3.16% Annual Semiannual N/A 11/08/2028 3,930 (45) 1 (44)
6 Month Euro Interbank Offered Rate Pay 3.22% Semiannual Annual N/A 11/08/2033 1,064 27 — 27
6 Month Euro Interbank Offered Rate Pay 3.53% Semiannual Annual N/A 11/08/2025 4,711 17 — 17
6 Month Euro Interbank Offered Rate Pay 3.54% Semiannual Annual N/A 11/08/2025 4,711 17 — 17
6 Month Euro Interbank Offered Rate Pay 3.22% Semiannual Annual N/A 11/08/2033 1,064 27 — 27
Canadian Overnight Repo Rate Average Pay 3.54% Annual Annual N/A 06/15/2033 CAD 1,054 (9) — (9)
Canadian Overnight Repo Rate Average Receive 3.40% Annual Annual N/A 06/15/2053 468 5 (1) 4
Canadian Overnight Repo Rate Average Receive 3.72% Annual Annual N/A 09/21/2053 190 (7) — (7)
Canadian Overnight Repo Rate Average Pay 4.00% Annual Annual N/A 09/21/2033 430 10 — 10
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Annual Annual N/A 11/21/2026 $ 1,770 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Annual Annual N/A 11/14/2025 2,900 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 5,055 (10) — (10)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.62% Annual Annual N/A 10/18/2043 915 (13) — (13)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.41% Annual Annual N/A 06/02/2028 2,000 8 — 8
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Annual Annual N/A 05/22/2028 6,725 22 — 22
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.56% Annual Annual N/A 04/13/2028 1,505 (5) — (5)
Eurostat Eurozone HICP ex Tobacco Pay 2.53% Annual Annual N/A 11/15/2053 EUR 175 (3) — (3)
Eurostat Eurozone HICP ex Tobacco Pay 2.78% Annual Annual N/A 08/15/2053 45 3 — 3
Eurostat Eurozone HICP ex Tobacco Pay 2.64% Annual Annual N/A 11/15/2053 90 1 1 2
Secured Overnight Financing Rate Pay 4.12% Annual Annual N/A 03/20/2029 $ 1,011 9 — 9
Secured Overnight Financing Rate Receive 4.45% Annual Annual N/A 03/20/2029 1,707 (41) — (41)
Secured Overnight Financing Rate Receive 4.37% Annual Annual N/A 03/20/2029 2,212 (45) — (45)
Secured Overnight Financing Rate Receive 4.26% Annual Annual N/A 03/20/2029 1,264 (20) — (20)
Secured Overnight Financing Rate Pay 4.10% Annual Annual N/A 03/20/2029 1,043 9 — 9
Secured Overnight Financing Rate Pay 4.06% Annual Annual N/A 03/20/2029 1,043 7 — 7
Secured Overnight Financing Rate Pay 3.89% Annual Annual N/A 03/20/2029 2,402 (2) — (2)
Secured Overnight Financing Rate Receive 4.51% Annual Annual N/A 03/20/2029 1,391 (37) — (37)
Secured Overnight Financing Rate Pay 3.81% Annual Annual N/A 03/20/2029 2,086 (9) — (9)
Total $ (134) $ 1 $ (133)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2023 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/ ( Depreciation)
Asset ---- Liability
Bank of America
NA
Refinitiv/
CoreCommodity CRB
3-Month Forward Index
Total Return
(a)
59,437 Receive UST 13 Week Bill
High Discount Rate +
0.25%
Monthly 05/01/2024 $ 55,118 $ — $ — $ (997)
Bank of America
NA
Refinitiv/
CoreCommodity
CRB(R) Index Total
Return
(a)
213,279 Receive UST 13 Week Bill
High Discount Rate +
0.21%
Monthly 05/01/2024 67,912 — — (1,832)
Citigroup Inc Refinitiv/
CoreCommodity CRB
3-Month Forward Index
Total Return
(a)
83,250 Receive UST 13 Week Bill
High Discount Rate +
0.24%
Monthly 05/01/2024 77,200 — — (1,396)
Citigroup Inc Refinitiv/
CoreCommodity
CRB(R) Index Total
Return
(a)
197,622 Receive UST 13 Week Bill
High Discount Rate +
0.21%
Monthly 05/01/2024 62,926 — — (1,697)
Total $ — $ — $ (5,922)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .36 % Shares Held Value (000's)
Money Market Funds - 1 .36%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
992,003 $ 992
TOTAL INVESTMENT COMPANIES $ 992
COMMON STOCKS - 98 .12 % Shares Held Value (000's)
Advertising - 1 .78%
Interpublic Group of Cos Inc/The 42,221 $ 1,298
Automobile Parts & Equipment - 2 .32%
Autoliv Inc 16,270 1,686
Banks - 4 .31%
Bank OZK 32,622 1,366
Cullen/Frost Bankers Inc 18,045 1,773
$ 3,139
Building Materials - 3 .33%
Lennox International Inc 5,962 2,425
Chemicals - 1 .55%
FMC Corp 20,997 1,127
Commercial Services - 3 .28%
Morningstar Inc 8,427 2,388
Computers - 2 .03%
Amdocs Ltd 17,615 1,476
Consumer Products - 6 .07%
Avery Dennison Corp 12,803 2,491
WD-40 Co 7,944 1,921
$ 4,412
Diversified Financial Services - 2 .14%
Hamilton Lane Inc 15,907 1,556
Electric - 2 .73%
Alliant Energy Corp 39,399 1,992
Electrical Components & Equipment - 2 .18%
Littelfuse Inc 6,811 1,586
Food - 1 .16%
Simply Good Foods Co/The
(c)
21,850 846
Hand & Machine Tools - 8 .38%
Lincoln Electric Holdings Inc 13,041 2,582
MSA Safety Inc 6,505 1,133
Snap-on Inc 8,673 2,381
$ 6,096
Healthcare - Products - 7 .68%
Bio-Techne Corp 27,285 1,716
Inspire Medical Systems Inc
(c)
1,312 191
STERIS PLC 11,137 2,238
Teleflex Inc 6,403 1,445
$ 5,590
Healthcare - Services - 2 .32%
Universal Health Services Inc 12,310 1,692
Insurance - 5 .13%
Fidelity National Financial Inc 45,351 2,034
Kinsale Capital Group Inc 2,225 779
Markel Group Inc
(c)
644 927
$ 3,740
Internet - 1 .12%
Rightmove PLC 118,031 814
Leisure Products & Services - 5 .93%
Brunswick Corp/DE 25,641 2,022
YETI Holdings Inc
(c)
53,792 2,294
$ 4,316
Machinery - Diversified - 3 .37%
Nordson Corp 10,435 2,456
Media - 0 .71%
Cable One Inc 975 519
Oil & Gas - 4 .70%
Coterra Energy Inc 45,048 1,183
Helmerich & Payne Inc 27,900 1,011
HF Sinclair Corp 23,432 1,229
$ 3,423
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .78%
Alexandria Real Estate Equities Inc 14,710 $ 1,609
Equity LifeStyle Properties Inc 24,958 1,775
Essential Properties Realty Trust Inc 23,366 555
Terreno Realty Corp 30,160 1,722
$ 5,661
Retail - 2 .59%
Tractor Supply Co 9,299 1,888
Semiconductors - 2 .40%
Teradyne Inc 18,963 1,749
Software - 7 .78%
Cloudflare Inc
(c)
8,974 692
Fair Isaac Corp
(c)
2,027 2,205
HubSpot Inc
(c)
1,671 825
Tyler Technologies Inc
(c)
4,760 1,946
$ 5,668
Transportation - 3 .20%
Expeditors International of Washington Inc 19,358 2,330
Water - 2 .15%
Essential Utilities Inc 43,917 1,564
TOTAL COMMON STOCKS $ 71,437
Total Investments $ 72,429
Other Assets and Liabilities -  0.52% 381
TOTAL NET ASSETS - 100.00% $ 72,810
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 20 .51%
Industrial 20 .46%
Financial 19 .36%
Technology 12 .21%
Consumer, Cyclical 10 .84%
Utilities 4 .88%
Energy 4 .70%
Communications 3 .61%
Basic Materials 1 .55%
Money Market Funds 1 .36%
Other Assets and Liabilities
0 .52%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
November 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 1,805 $ 3,066 $ 3,879 $ 992
$ 1,805 $ 3,066 $ 3,879 $ 992
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 19 $ — $ — $ —
$ 19 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 21.98% Shares Held Value (000's)
Closed-End Funds - 0.50%
Apollo Tactical Income Fund Inc 13,886 $ 178
Ares Dynamic Credit Allocation Fund Inc 6,383 82
BlackRock Debt Strategies Fund Inc 9,085 94
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 78
BlackRock MuniYield Quality Fund III Inc 6,330 69
Blackstone Senior Floating Rate 2027 Term Fund 5,213 68
Blackstone Strategic Credit 2027 Term Fund 6,147 67
First Trust Senior Floating Rate Income Fund II 8,544 84
Franklin Universal Trust 13,711 89
Invesco Municipal Opportunity Trust 18,794 172
Invesco Senior Income Trust 20,396 82
Invesco Value Municipal Income Trust 6,226 71
Nuveen AMT-Free Municipal Credit Income Fund 13,773 155
Nuveen AMT-Free Quality Municipal Income Fund 31,356 333
Nuveen Credit Strategies Income Fund 33,083 166
Nuveen Municipal Credit Income Fund 24,515 281
Nuveen Municipal Value Fund Inc 8,145 69
Nuveen Preferred & Income Term Fund 3,242 57
Saba Capital Income & Opportunities Fund 10,973 86
$ 2,281
Exchange-Traded Funds - 1.03%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
4,875 70
iShares 0-5 Year TIPS Bond ETF 11,200 1,095
iShares Broad USD High Yield Corporate Bond
ETF
7,825 278
iShares Core MSCI Emerging Markets ETF 2,375 118
iShares Floating Rate Bond ETF 21,600 1,099
iShares MSCI EAFE Value ETF 2,525 128
iShares Russell 2000 ETF 552 99
iShares Russell 2000 Growth ETF 2,436 550
iShares Russell 2000 Value ETF 713 99
iShares Short Treasury Bond ETF 9,950 1,100
$ 4,636
Money Market Funds - 20.45%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.25%
(a),(b), (c)
4,959,051 4,959
Principal Government Money Market Fund - Class
R-6 5.27%
(b),(d)
87,554,573 87,555
$ 92,514
TOTAL INVESTMENT COMPANIES $ 99,431
COMMON STOCKS - 38.84% Shares Held Value (000's)
Advertising - 0.08%
Interpublic Group of Cos Inc/The
(e)
3,420 $ 105
National CineMedia Inc
(f)
15,946 65
Omnicom Group Inc
(e)
784 63
Publicis Groupe SA 257 22
Taboola.com Ltd
(f)
30,902 106
$ 361
Aerospace & Defense - 0.46%
Airbus SE 800 119
BAE Systems PLC 13,817 183
General Dynamics Corp
(e)
1,584 391
Howmet Aerospace Inc
(e)
3,337 176
Lockheed Martin Corp
(e)
878 393
Northrop Grumman Corp
(e)
726 345
RTX Corp 1,410 115
Spirit AeroSystems Holdings Inc
(f)
2,843 78
TransDigm Group Inc
(e)
275 265
$ 2,065
Agriculture - 0.12%
Altria Group Inc
(e)
2,115 89
Archer-Daniels-Midland Co
(e)
2,339 172
Imperial Brands PLC 3,452 81
Philip Morris International Inc
(e)
2,344 219
$ 561
COMMON STOCKS (continued) Shares Held Value (000’s)
Airlines - 0.28%
Air Canada
(f)
3,100 $ 40
American Airlines Group Inc
(e),(f)
28,181 350
ANA Holdings Inc
(f)
15,100 312
Delta Air Lines Inc
(c),(e)
12,887 476
Japan Airlines Co Ltd 4,800 91
$ 1,269
Apparel - 0.62%
Capri Holdings Ltd
(c),(f)
28,973 1,403
Carter's Inc 1,085 74
Crocs Inc
(f)
552 58
Deckers Outdoor Corp
(f)
104 69
Kontoor Brands Inc 1,559 86
LVMH Moet Hennessy Louis Vuitton SE 40 31
NIKE Inc
(c),(e)
4,172 460
Ralph Lauren Corp
(e)
1,226 159
Steven Madden Ltd 4,086 155
Tapestry Inc
(e)
10,154 321
$ 2,816
Automobile Manufacturers - 0.72%
Blue Bird Corp
(f)
4,110 78
Ferrari NV 178 64
General Motors Co
(c),(e)
9,630 304
Honda Motor Co Ltd 48,900 500
Isuzu Motors Ltd 8,700 116
Mazda Motor Corp 17,900 193
Nissan Motor Co Ltd 42,200 168
PACCAR Inc
(c),(e)
6,770 622
REV Group Inc 5,840 92
Rivian Automotive Inc
(c),(f)
4,736 79
Subaru Corp 4,200 75
Tesla Inc
(c),(f)
1,323 318
Volvo AB - B Shares 19,362 449
Volvo Car AB
(f)
62,883 205
Zapp Electric Vehicles Group Ltd - Warrants
(f)
1,167 —
$ 3,263
Automobile Parts & Equipment - 0.11%
BorgWarner Inc
(e)
7,312 246
Dana Inc 3,770 50
Phinia Inc 2,898 74
Visteon Corp
(f)
409 48
XPEL Inc
(f)
1,443 66
$ 484
Banks - 0.85%
Bank of America Corp
(e)
5,457 166
Bank OZK 2,176 91
Banner Corp 1,008 46
Cadence Bank 6,445 161
Citizens Financial Group Inc 250 7
Columbia Banking System Inc 3,937 88
Comerica Inc 68 3
Computershare Ltd 6,469 101
DBS Group Holdings Ltd 5,800 138
DNB Bank ASA 11,793 225
Fifth Third Bancorp 1,098 32
First Citizens BancShares Inc/NC 80 117
First Hawaiian Inc 4,248 83
First Interstate BancSystem Inc 3,229 84
FNB Corp/PA 6,272 75
Goldman Sachs Group Inc/The
(e)
399 136
Home BancShares Inc/AR 4,204 93
Japan Post Bank Co Ltd 2,800 28
JPMorgan Chase & Co
(c),(e)
2,932 458
KeyCorp
(e)
4,890 61
M&T Bank Corp 1,836 235
Mizuho Financial Group Inc 9,000 153
Morgan Stanley 386 30
Northern Trust Corp 105 8
OFG Bancorp 1,902 64
Old National Bancorp/IN 5,551 83

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Oversea-Chinese Banking Corp Ltd 31,400 $ 295
PNC Financial Services Group Inc/The
(e)
352 47
Sandy Spring Bancorp Inc 3,738 82
Shizuoka Financial Group Inc 9,600 78
Skandinaviska Enskilda Banken AB 9,868 119
Stellar Bancorp Inc 2,912 69
Sumitomo Mitsui Financial Group Inc 1,400 69
Truist Financial Corp 700 23
United Community Banks Inc/GA 2,589 64
United Overseas Bank Ltd 4,500 92
US Bancorp
(e)
2,695 103
Veritex Holdings Inc 3,166 61
$ 3,868
Beverages - 0.40%
Celsius Holdings Inc
(f)
1,305 65
Coca-Cola Co/The
(c),(e)
7,178 420
Coca-Cola HBC AG
(f)
15,242 423
Constellation Brands Inc
(e)
628 151
Keurig Dr Pepper Inc
(e)
5,233 165
Kirin Holdings Co Ltd 1,100 16
Molson Coors Beverage Co
(e)
1,304 80
Monster Beverage Corp
(f)
995 55
PepsiCo Inc
(c),(e)
2,589 435
$ 1,810
Biotechnology - 1.87%
Abcam PLC ADR
(c),(f)
96,054 2,302
Akouos Inc - Contingent Value Rights
(f),(g)
4,410 3
Amgen Inc
(c),(e)
1,440 388
Biogen Inc
(e),(f)
623 146
BioMarin Pharmaceutical Inc
(f)
12,100 1,102
Blueprint Medicines Corp
(f)
495 34
Celldex Therapeutics Inc
(f)
3,306 100
Crinetics Pharmaceuticals Inc
(f)
431 14
Cytokinetics Inc
(f)
1,892 63
Genmab A/S
(f)
656 206
Gilead Sciences Inc
(c),(e)
2,979 228
Halozyme Therapeutics Inc
(f)
2,155 83
Illumina Inc
(f)
191 19
Immunocore Holdings PLC ADR
(f)
591 31
ImmunoGen Inc
(f)
6,694 196
Incyte Corp
(e),(f)
4,322 235
Intellia Therapeutics Inc
(f)
565 17
Intra-Cellular Therapies Inc
(f)
793 49
Kymera Therapeutics Inc
(f)
1,709 36
Mirati Therapeutics Inc
(f)
12,137 689
Nuvalent Inc
(f)
1,433 94
Prothena Corp PLC
(f)
376 12
PTC Therapeutics Inc
(f)
673 16
REVOLUTION Medicines Inc
(f)
2,356 55
Rocket Pharmaceuticals Inc
(f)
1,738 41
Royalty Pharma PLC
(c)
1,786 48
Seagen Inc
(c),(f)
8,775 1,871
Structure Therapeutics Inc ADR
(f)
317 18
United Therapeutics Corp
(f)
411 99
Vertex Pharmaceuticals Inc
(c),(e),(f)
716 254
$ 8,449
Building Materials - 0.66%
AGC Inc 3,300 120
AZEK Co Inc/The
(f)
2,614 90
Carrier Global Corp
(c),(e)
25,838 1,342
Cemex SAB de CV ADR
(f)
39,368 272
Cie de Saint-Gobain SA 860 56
CRH PLC 1,322 84
James Hardie Industries PLC
(f)
3,535 113
Lennox International Inc
(c)
467 190
Masco Corp
(e)
2,538 154
Masonite International Corp
(f)
908 81
Nibe Industrier AB 6,385 38
Sika AG 237 64
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Trane Technologies PLC
(c)
1,180 $ 266
Vulcan Materials Co
(c),(e)
518 110
$ 2,980
Chemicals - 0.66%
Albemarle Corp
(c)
30 4
Cabot Corp 1,246 95
CF Industries Holdings Inc
(e)
3,863 290
DuPont de Nemours Inc
(e)
2,449 175
Eastman Chemical Co
(e)
1,698 142
Ecolab Inc
(e)
1,409 270
Element Solutions Inc 3,999 84
FMC Corp 1,023 55
Linde PLC 1,410 583
Livent Corp
(f)
3,262 45
LyondellBasell Industries NV 1,658 158
Mativ Holdings Inc 5,349 63
Minerals Technologies Inc 1,601 100
Mosaic Co/The
(e)
7,559 271
PPG Industries Inc
(e)
1,622 230
Quaker Chemical Corp 555 99
RPM International Inc
(c)
659 68
Sherwin-Williams Co/The
(c),(e)
882 246
$ 2,978
Coal - 0.25%
Teck Resources Ltd
(c)
29,600 1,114
Commercial Services - 1.23%
Adtalem Global Education Inc
(f)
1,646 94
AMN Healthcare Services Inc
(f)
991 67
Automatic Data Processing Inc
(e)
869 200
Block Inc
(c),(f)
2,290 145
Bureau Veritas SA 2,387 58
Cintas Corp 297 164
CoreCivic Inc
(f)
5,818 84
CoStar Group Inc
(f)
669 56
Cross Country Healthcare Inc
(f)
1,941 39
Escrow Altegrity Inc NPV
(f),(g)
837,142 1,967
European Wax Center Inc
(f)
2,068 30
FleetCor Technologies Inc
(e),(f)
1,649 397
H&R Block Inc 3,448 157
IDP Education Ltd 5,984 90
Laureate Education Inc 7,727 101
Loomis AB 2,854 76
MarketAxess Holdings Inc 103 25
Monro Inc 1,872 54
Moody's Corp 163 59
PayPal Holdings Inc
(c),(e),(f)
7,162 413
PROG Holdings Inc
(f)
2,386 65
Progyny Inc
(f)
2,597 89
Recruit Holdings Co Ltd 5,100 188
Remitly Global Inc
(f)
4,836 104
Robert Half Inc
(e)
3,268 268
S&P Global Inc
(e)
343 142
Shift4 Payments Inc
(f)
1,504 99
SP Plus Corp
(f)
991 51
TriNet Group Inc
(f)
824 96
U-Haul Holding Co 1,543 84
United Rentals Inc
(c)
169 80
Wise PLC
(f)
4,435 44
$ 5,586
Computers - 1.43%
Accenture PLC - Class A
(c)
1,537 512
Apple Inc
(c),(e)
14,853 2,821
Bechtle AG 1,957 97
Cognizant Technology Solutions Corp
(c)
766 54
CyberArk Software Ltd
(f)
437 87
EPAM Systems Inc
(f)
38 10
ExlService Holdings Inc
(f)
3,397 96
Genpact Ltd 1,345 46
Hewlett Packard Enterprise Co
(e)
6,440 109

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
HP Inc
(e)
5,887 $ 173
International Business Machines Corp
(e)
1,185 188
Leidos Holdings Inc
(e)
3,783 406
Logitech International SA 277 24
NEC Corp 200 11
NetApp Inc
(c),(e)
4,506 412
Otsuka Corp 1,700 69
SCSK Corp 10,600 195
Seagate Technology Holdings PLC 2,807 222
Teleperformance SE 688 97
Western Digital Corp
(f)
16,500 797
Zscaler Inc
(c),(f)
306 60
$ 6,486
Consumer Products - 0.08%
Helen of Troy Ltd
(f)
767 81
Kimberly-Clark Corp
(e)
2,159 267
$ 348
Cosmetics & Personal Care - 0.36%
Colgate-Palmolive Co
(e)
4,561 359
Edgewell Personal Care Co 2,002 70
elf Beauty Inc
(f)
1,495 177
Kenvue Inc
(e)
19,740 404
Procter & Gamble Co/The
(e)
3,345 513
Unilever PLC 2,124 101
$ 1,624
Distribution & Wholesale - 0.43%
Copart Inc
(e),(f)
7,019 352
Fastenal Co
(c)
7,177 431
LKQ Corp
(e)
3,002 134
MRC Global Inc
(f)
12,325 127
Pool Corp
(e)
236 82
Rush Enterprises Inc - Class A 1,485 59
Toyota Tsusho Corp 4,300 238
WW Grainger Inc
(c),(e)
641 504
$ 1,927
Diversified Financial Services - 1.00%
4L Technologies
(f),(g)
24,306 —
abrdn plc 2,442 5
AerCap Holdings NV
(f)
1,290 88
Air Lease Corp 2,164 84
American Express Co
(e)
1,649 282
Ameriprise Financial Inc 18 6
BlackRock Inc
(e)
181 136
Bread Financial Holdings Inc 3,028 85
Capital One Financial Corp 1,676 188
Cboe Global Markets Inc 273 50
Charles Schwab Corp/The
(c),(e)
5,633 345
CME Group Inc
(e)
287 63
Credit Acceptance Corp
(f)
317 145
Element Comm Aviation
(f),(g),(h)
280 —
Enova International Inc
(f)
2,142 88
Federal Agricultural Mortgage Corp 514 85
Franklin Resources Inc
(e)
5,683 141
Futu Holdings Ltd ADR
(c),(f)
2,919 157
Hamilton Lane Inc 1,107 108
Hannon Armstrong Sustainable Infrastructure
Capital Inc
2,021 49
Intercontinental Exchange Inc
(e)
475 54
Invesco Ltd 180 3
Mastercard Inc
(c),(e)
1,021 423
Nasdaq Inc
(c),(e)
4,339 242
Navient Corp 4,026 69
PJT Partners Inc 830 75
PRA Group Inc
(f)
3,350 62
Radian Group Inc 3,734 96
Raymond James Financial Inc 1,107 116
Singapore Exchange Ltd 1,000 7
Synchrony Financial 312 10
T Rowe Price Group Inc
(e)
1,037 104
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Tradeweb Markets Inc
(c)
1,894 $ 184
Visa Inc
(c),(e)
3,444 884
Voya Financial Inc 1,276 91
$ 4,525
Electric - 0.65%
AES Corp/The 14,174 244
Ameresco Inc
(f)
1,223 37
Chubu Electric Power Co Inc 13,900 172
Consolidated Edison Inc
(e)
3,074 277
Constellation Energy Corp
(e)
961 116
Duke Energy Corp 1,227 113
Edison International 1,526 102
Entergy Corp
(e)
475 48
Exelon Corp 3,162 122
Iberdrola SA 14,058 173
NRG Energy Inc
(e)
9,866 472
Origin Energy Ltd 174,801 954
PG&E Corp 955 16
Portland General Electric Co 1,701 70
PPL Corp
(c)
449 12
Public Service Enterprise Group Inc
(e)
493 31
$ 2,959
Electrical Components & Equipment - 0.22%
Acuity Brands Inc 191 34
AMETEK Inc
(c),(e)
2,039 317
Eaton Corp PLC 436 99
Emerson Electric Co
(e)
4,134 367
Energizer Holdings Inc 2,522 78
Novanta Inc
(f)
616 89
$ 984
Electronics - 0.44%
Amphenol Corp
(e)
2,705 246
Assa Abloy AB 5,286 135
Brady Corp 1,875 106
CTS Corp 2,114 82
Flex Ltd
(f)
2,514 64
Fortive Corp
(e)
1,181 81
Garmin Ltd 908 111
Honeywell International Inc 1,216 238
Hubbell Inc
(e)
155 47
Keysight Technologies Inc
(e),(f)
1,922 261
Mettler-Toledo International Inc
(e),(f)
253 276
Napco Security Technologies Inc 800 25
NIDEC CORP 1,200 46
Shimadzu Corp 2,600 67
TE Connectivity Ltd 662 87
TTM Technologies Inc
(f)
6,461 97
Yokogawa Electric Corp 1,600 30
$ 1,999
Energy - Alternate Sources - 0.01%
Shoals Technologies Group Inc
(f)
3,968 55
SolarEdge Technologies Inc
(f)
20 1
$ 56
Engineering & Construction - 0.28%
Acciona SA 1,157 163
AECOM 4,215 375
Aeroports de Paris SA 286 35
Fluor Corp
(f)
2,762 105
Jacobs Solutions Inc
(e)
1,296 165
Kajima Corp 2,800 44
Lendlease Corp Ltd 9,733 43
Vinci SA 1,055 129
WSP Global Inc 1,400 194
$ 1,253
Entertainment - 0.14%
Caesars Entertainment Inc
(e),(f)
5,204 233
DraftKings Inc
(f)
1,485 57
Genting Singapore Ltd 35,600 24

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Live Nation Entertainment Inc
(c),(f)
1,750 $ 147
NEOGAMES SA
(f)
6,653 186
$ 647
Environmental Control - 0.22%
Casella Waste Systems Inc
(f)
842 68
Pentair PLC 5,863 378
Republic Services Inc
(c),(e)
972 158
Veralto Corp
(e),(f)
3,410 263
Waste Connections Inc
(c)
794 108
$ 975
Food - 0.77%
Aeon Co Ltd 1,000 21
Albertsons Cos Inc
(c)
44,848 976
Campbell Soup Co
(e)
2,349 94
Conagra Brands Inc
(e)
4,187 118
Empire Co Ltd 2,300 63
General Mills Inc
(e)
2,507 160
George Weston Ltd 2,000 235
Hershey Co/The
(c)
521 98
J M Smucker Co/The
(e)
1,151 126
Jeronimo Martins SGPS SA 5,321 132
Kellanova
(e)
3,774 198
Kraft Heinz Co/The
(e)
6,256 220
Kroger Co/The
(e)
1,037 46
Mondelez International Inc
(c),(e)
5,604 398
Mowi ASA 3,147 56
Seven & i Holdings Co Ltd 100 4
Sysco Corp
(e)
2,037 147
Tesco PLC 56,752 205
TreeHouse Foods Inc
(f)
1,360 55
Tyson Foods Inc 1,759 82
Woolworths Group Ltd 3,022 70
$ 3,504
Food Service - 0.18%
Compass Group PLC 3,797 96
Sovos Brands Inc
(f)
33,710 739
$ 835
Forest Products & Paper - 0.05%
International Paper Co
(e)
4,943 182
Smurfit Kappa Group PLC 678 26
$ 208
Gas - 0.10%
Atmos Energy Corp 641 73
New Jersey Resources Corp 2,376 100
Spire Inc 1,527 93
Tokyo Gas Co Ltd 7,200 167
$ 433
Hand & Machine Tools - 0.11%
Kennametal Inc 3,400 79
Makita Corp 1,600 42
Snap-on Inc
(e)
1,068 293
Techtronic Industries Co Ltd 7,328 75
$ 489
Healthcare - Products - 0.98%
Abbott Laboratories 239 25
ABIOMED Inc - Contingent Value Rights
(f),(g)
692 1
Agilent Technologies Inc 694 89
Align Technology Inc
(f)
317 68
Allurion Technologies Inc - Warrants
(f)
931 1
Artivion Inc
(f)
5,955 106
Baxter International Inc
(e)
18,129 654
Carl Zeiss Meditec AG 239 21
Danaher Corp
(e)
1,560 348
DENTSPLY SIRONA Inc
(e)
5,190 164
DiaSorin SpA 379 36
Exact Sciences Corp
(f)
938 60
GE HealthCare Technologies Inc
(e)
7,067 484
Getinge AB 882 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Glaukos Corp
(f)
764 $ 49
Globus Medical Inc
(f)
1,440 65
Hologic Inc
(e),(f)
4,622 329
IDEXX Laboratories Inc
(f)
85 40
Inari Medical Inc
(f)
891 53
Inspire Medical Systems Inc
(f)
398 58
Insulet Corp
(f)
458 86
Intuitive Surgical Inc
(c),(f)
1,256 390
Koninklijke Philips NV
(f)
4,091 84
Lantheus Holdings Inc
(f)
874 63
Lifco AB 2,040 44
Medtronic PLC 1,884 150
Omnicell Inc
(f)
1,368 46
PROCEPT BioRobotics Corp
(f)
1,365 51
Revvity Inc
(e)
467 41
Sartorius Stedim Biotech 17 4
Shockwave Medical Inc
(f)
262 46
SI-BONE Inc
(f)
3,862 73
Stryker Corp
(c)
1,146 339
Sysmex Corp 600 33
Teleflex Inc 244 55
Thermo Fisher Scientific Inc 30 15
West Pharmaceutical Services Inc
(e)
271 95
Zimmer Biomet Holdings Inc
(e)
1,192 139
$ 4,424
Healthcare - Services - 0.61%
Acadia Healthcare Co Inc
(f)
863 63
Amedisys Inc
(f)
1,546 145
Centene Corp
(c),(e),(f)
5,208 384
DaVita Inc
(e),(f)
2,114 214
Elevance Health Inc
(e)
154 74
Encompass Health Corp 658 43
Fresenius Medical Care AG 1,621 67
Fresenius SE & Co KGaA 173 6
HCA Healthcare Inc
(e)
732 183
Humana Inc 213 103
IQVIA Holdings Inc
(e),(f)
249 53
Laboratory Corp of America Holdings
(e)
116 25
Medibank Pvt Ltd 46,531 106
Molina Healthcare Inc
(c),(e),(f)
883 323
Quest Diagnostics Inc 823 113
UnitedHealth Group Inc
(c),(e)
1,515 838
$ 2,740
Holding Companies - Diversified - 2.16%
7GC & Co Holdings Inc
(f)
3,836 37
Achari Ventures Holdings Corp I - Warrants
(f)
3,610 —
Acropolis Infrastructure Acquisition Corp
(f)
5,690 59
Aimfinity Investment Corp I
(f)
2,172 24
Alchemy Investments Acquisition Corp 1
(f)
6,215 65
Alchemy Investments Acquisition Corp 1 - Warrants
(f)
3,107 1
Alpha Partners Technology Merger Corp
(f)
4,617 49
Alpha Star Acquisition Corp
(f)
11,226 125
AltC Acquisition Corp
(f)
6,636 69
AltEnergy Acquisition Corp - Warrants
(f)
449 —
Amprius Technologies Inc - Warrants
(f)
3,707 1
AP Acquisition Corp
(f)
4,013 44
Ares Acquisition Corp II
(f)
31,926 331
Ares Acquisition Corp II - Warrants
(f)
5,632 1
Arisz Acquisition Corp
(f)
5,853 63
Arrowroot Acquisition Corp
(f)
4,188 44
Arrowroot Acquisition Corp - Warrants
(f)
1,824 —
Aura FAT Projects Acquisition Corp
(f)
6,767 74
Bannix Acquisition Corp
(f)
293 3
Blue Ocean Acquisition Corp
(f)
5,329 57
Blue World Acquisition Corp
(f)
2,366 26
Bowen Acquisition Corp
(f)
3,937 41
Bukit Jalil Global Acquisition 1 Ltd
(f)
2,405 25
Bukit Jalil Global Acquisition 1 Ltd
(f)
2,239 23

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
byNordic Acquisition Corp
(f)
2,944 $ 32
BYTE Acquisition Corp - Warrants
(f)
42,462 1
Canna-Global Acquisition Corp
(f)
1,481 16
Capitalworks Emerging Markets Acquisition Corp
(f)
3,640 39
CARTESIAN GROWTH CORP II - Warrants
(f)
781 —
Cartica Acquisition Corp
(f)
4,375 48
Cetus Capital Acquisition Corp
(f)
2,661 28
Cetus Capital Acquisition Corp - Warrants
(f)
8,878 —
CF Acquisition Corp IV
(f)
7,902 84
CF Acquisition Corp VII
(f)
14,669 157
Chain Bridge I
(f)
3,173 34
Chenghe Acquisition Co
(f)
4,839 53
Chenghe Acquisition I Co
(f)
30,226 334
Churchill Capital Corp VII
(f)
68,957 723
Clean Energy Special Situations Corp
(f)
9,723 103
Colombier Acquisition Corp II
(f)
3,643 36
Concord Acquisition Corp II
(f)
19,537 203
Crown PropTech Acquisitions
(f)
19 —
CSLM Acquisition Corp
(f)
9,208 100
Denali Capital Acquisition Corp
(f)
6,075 67
Direct Selling Acquisition Corp
(f)
3,078 34
Distoken Acquisition Corp
(f)
3,061 32
DUET Acquisition Corp
(f)
3,516 38
Dune Acquisition Corp
(f)
3,911 26
EF Hutton Acquisition Corp I
(f)
3,471 37
Enphys Acquisition Corp
(f)
24,457 259
ESGEN Acquisition Corp - Warrants
(f)
524 —
ESH Acquisition Corp - Rights
(f)
5,825 1
EVe Mobility Acquisition Corp
(f)
6,459 70
Everest Consolidator Acquisition Corp
(f)
11,158 121
Evergreen Corp
(f)
3,948 44
ExcelFin Acquisition Corp - Class A
(f)
3,089 33
Feutune Light Acquisition Corp
(f)
1,478 16
Fintech Ecosystem Development Corp
(f)
2,412 26
Focus Impact Acquisition Corp
(f)
5,530 60
Forest Road Acquisition Corp II
(f)
24,859 263
Fortune Rise Acquisition Corp
(f)
22,988 252
FTAC Emerald Acquisition Corp - Warrants
(f)
2,173 —
FutureTech II Acquisition Corp
(f)
6,478 70
Global Blockchain Acquisition Corp - Warrants
(f)
10,160 —
Global Partner Acquisition Corp II
(f)
87 1
Golden Star Acquisition Corp
(f)
4,252 44
Golden Star Acquisition Corp - Rights
(f)
3,462 1
Gores Holdings IX Inc
(f)
17,466 183
Haymaker Acquisition Corp 4
(f)
4,740 49
Haymaker Acquisition Corp 4 - Warrants
(f)
2,370 —
HCM ACQUISITION CORP
(f)
5,662 63
Hudson Acquisition I Corp
(f)
2,353 25
InFinT Acquisition Corp
(f)
3,606 40
Inflection Point Acquisition Corp II
(f)
6,766 70
Inflection Point Acquisition Corp II - Warrants
(f)
2,571 —
International Media Acquisition Corp - Warrants
(f)
2,300 —
Investcorp India Acquisition Corp
(f)
5,248 57
Jaws Mustang Acquisition Corp - Warrants
(f)
4,137 —
Jupiter Acquisition Corp
(f)
3,313 31
Keen Vision Acquisition Corp
(f)
10,678 110
Keen Vision Acquisition Corp - Warrants
(f)
10,678 —
Kernel Group Holdings Inc
(f)
5,927 64
KnightSwan Acquisition Corp
(f)
2,702 29
L Catterton Asia Acquisition Corp
(f)
15,890 171
Learn CW Investment Corp
(f)
11,824 127
Liberty Resources Acquisition Corp
(f)
5,049 55
Magnum Opus Acquisition Ltd
(f)
8,587 92
Mars Acquisition Corp
(f)
20,924 221
Mobiv Acquisition Corp
(f)
4,910 23
Mountain & Co I Acquisition Corp
(f)
12,979 146
Nabors Energy Transition Corp
(f)
13,002 143
Nabors Energy Transition Corp II
(f)
7,247 75
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Nabors Energy Transition Corp II - Warrants
(f)
3,623 $ —
Newcourt Acquisition Corp - Class A
(f)
1,348 15
Newcourt Acquisition Corp - Warrants
(f)
974 —
Nubia Brand International Corp
(f)
6,078 67
Oak Woods Acquisition Corp
(f)
4,220 44
Oak Woods Acquisition Corp - Warrants
(f)
10,768 —
Patria Latin American Opportunity Acquisition
Corp
(f)
20,882 231
Pearl Holdings Acquisition Corp
(f)
21,055 227
Perception Capital Corp III
(f)
1,361 14
Pershing Square Tontine Holdings Ltd - Escrow
(f),(g)
3,910 —
Phoenix Biotech Acquisition Corp - Warrants
(f)
449 —
Plum Acquisition Corp I
(f)
2,911 32
Plum Acquisition Corp I - Warrants
(f)
1,370 —
Plutonian Acquisition Corp
(f)
4,003 42
Pono Capital Three Inc
(f)
923 10
Pono Capital Three Inc - Warrants
(f)
14,777 1
Power & Digital Infrastructure Acquisition II Corp
(f)
274 3
PowerUp Acquisition Corp
(f)
574 6
Project Energy Reimagined Acquisition Corp
(f)
4,045 43
PROOF Acquisition Corp I
(f)
10,926 219
PROOF Acquisition Corp I - Warrants
(f)
1,728 —
Prospector Capital Corp - Warrants
(f)
2,297 —
Pyrophyte Acquisition Corp - Warrants
(f)
600 —
Quetta Acquisition Corp
(f)
4,250 43
Redwoods Acquisition Corp
(f)
3,654 39
Rigel Resource Acquisition Corp
(f)
33,847 371
Ross Acquisition Corp II
(f)
6,239 68
Roth CH Acquisition Co
(f)
4,334 47
Roth CH Acquisition V Co
(f)
2,905 31
Screaming Eagle Acquisition Corp - Warrants
(f)
2,644 —
Seaport Global Acquisition II Corp
(f)
8,287 89
Semper Paratus Acquisition Corp
(f)
1,633 18
Semper Paratus Acquisition Corp - Warrants
(f)
597 —
SK Growth Opportunities Corp
(f)
15,124 164
Slam Corp - Class A
(f)
29,316 318
Slam Corp - Warrants
(f)
1,062 —
Spark I Acquisition Corp
(f)
8,467 86
Spree Acquisition Corp 1 Ltd
(f)
3,312 36
Spring Valley Acquisition Corp II
(f)
9,765 105
Spring Valley Acquisition Corp II - Rights
(f)
1,102 —
Spring Valley Acquisition Corp II - Warrants
(f)
551 —
Target Global Acquisition I Corp
(f)
14,604 160
Target Global Acquisition I Corp - Warrants
(f)
1,309 —
TenX Keane Acquisition
(f)
3,330 36
TLGY Acquisition Corp
(f)
7,042 78
TMT Acquisition Corp
(f)
5,334 56
TMT Acquisition Corp - Rights
(f)
3,938 1
TortoiseEcofin Acquisition Corp III
(f)
27,807 297
Tristar Acquisition I Corp
(f)
5,592 60
Twelve Seas Investment Co II
(f)
4,742 53
two/CA
(f)
765 8
Viveon Health Acquisition Corp
(f)
1,409 16
Zalatoris Acquisition Corp
(f)
4,520 48
Zalatoris II Acquisition Corp
(f)
14,324 152
$ 9,756
Home Builders - 0.33%
Barratt Developments PLC 24,205 157
DR Horton Inc
(c),(e)
973 124
Lennar Corp - A Shares
(c)
2,303 295
NVR Inc
(f)
43 265
Open House Group Co Ltd 1,200 33
Persimmon PLC 10,853 172
PulteGroup Inc
(e)
1,937 171
Sekisui Chemical Co Ltd 2,400 34
Skyline Champion Corp
(f)
3,233 195
Taylor Wimpey PLC 36,485 60
$ 1,506

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.04%
MillerKnoll Inc 3,404 $ 88
SEB SA 257 29
Xperi Inc
(f)
7,636 79
$ 196
Insurance - 1.46%
Aflac Inc
(e)
1,904 158
Ageas SA/NV 148 6
Allstate Corp/The 1,096 151
American Equity Investment Life Holding Co
(c),(f)
8,682 479
American International Group Inc 639 42
Arch Capital Group Ltd
(f)
2,247 188
Assurant Inc
(e)
882 148
Berkshire Hathaway Inc - Class B
(c),(e),(f)
3,036 1,093
Brown & Brown Inc
(e)
3,965 296
Chubb Ltd
(c)
3,889 893
Cincinnati Financial Corp
(c),(e)
1,802 185
Equitable Holdings Inc 2,809 86
Everest Group Ltd
(c)
328 135
Gjensidige Forsikring ASA 6,599 111
Globe Life Inc 723 89
Hannover Rueck SE 227 54
iA Financial Corp Inc 1,000 67
Insurance Australia Group Ltd 5,894 23
Kemper Corp 1,467 65
Lancashire Holdings Ltd 11,246 89
Loews Corp
(c),(e)
3,799 267
Markel Group Inc
(c),(f)
206 297
Marsh & McLennan Cos Inc
(c),(e)
2,683 535
MetLife Inc
(e)
3,823 243
National Western Life Group Inc 392 188
NMI Holdings Inc
(f)
2,882 79
ProAssurance Corp 5,967 74
Progressive Corp/The 1,051 172
SiriusPoint Ltd
(f)
7,852 84
Travelers Cos Inc/The
(e)
16 3
Tryg A/S 6,970 150
W R Berkley Corp
(c)
737 53
Willis Towers Watson PLC 404 100
$ 6,603
Internet - 1.96%
Adevinta ASA - B Shares
(f)
6,447 67
Airbnb Inc
(f)
270 34
Alphabet Inc - A Shares
(c),(e),(f)
16,595 2,199
Alphabet Inc - C Shares
(f)
917 123
Amazon.com Inc
(c),(e),(f)
12,134 1,773
Booking Holdings Inc
(c),(e),(f)
196 613
CDW Corp/DE
(e)
296 62
Criteo SA ADR
(f)
2,045 51
DoorDash Inc - Class A
(f)
550 52
eBay Inc
(e)
5,022 206
Eventbrite Inc
(f)
2,831 20
F5 Inc
(c),(e),(f)
1,031 176
Figs Inc
(f)
6,000 43
Gen Digital Inc
(e)
20,285 448
GoDaddy Inc
(f)
358 36
M3 Inc 9,700 160
Magnite Inc
(f)
11,093 90
MercadoLibre Inc
(c),(f)
27 44
Meta Platforms Inc
(c),(e),(f)
3,920 1,283
Netflix Inc
(c),(e),(f)
1,121 530
Pinterest Inc
(c),(f)
3,380 115
Roku Inc
(c),(f)
113 12
Shopify Inc
(f)
1,707 124
Spotify Technology SA
(f)
383 71
Trend Micro Inc/Japan 1,200 61
Uber Technologies Inc
(c),(f)
3,755 212
VeriSign Inc
(c),(e),(f)
857 182
Ziff Davis Inc
(f)
706 45
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
ZOZO Inc 1,300 $ 27
$ 8,859
Iron & Steel - 0.17%
ArcelorMittal SA 1,462 37
Carpenter Technology Corp 1,790 127
Fortescue Ltd 9,168 150
Nucor Corp
(e)
648 110
Reliance Steel & Aluminum Co 300 83
Steel Dynamics Inc
(e)
766 91
United States Steel Corp 4,501 162
$ 760
Leisure Products & Services - 0.10%
BRP Inc 2,000 123
Royal Caribbean Cruises Ltd
(f)
2,657 286
YETI Holdings Inc
(f)
1,068 46
$ 455
Lodging - 0.23%
Choice Hotels International Inc 837 92
Hilton Grand Vacations Inc
(f)
2,694 92
Hilton Worldwide Holdings Inc
(c)
155 26
Las Vegas Sands Corp 1,907 88
Marriott International Inc/MD
(c),(e)
2,229 452
MGM Resorts International
(e)
4,738 187
Wyndham Hotels & Resorts Inc 1,075 83
$ 1,020
Machinery - Construction & Mining - 0.15%
Astec Industries Inc 1,066 33
BWX Technologies Inc 1,443 113
Caterpillar Inc
(c),(e)
2,171 544
$ 690
Machinery - Diversified - 0.41%
Applied Industrial Technologies Inc 678 108
Atlas Copco AB - A Shares 23,490 363
Cactus Inc 1,777 75
Deere & Co
(e)
69 25
Dover Corp 472 67
Graco Inc 1,013 82
Ichor Holdings Ltd
(f)
3,479 91
IDEX Corp 630 127
Kone Oyj 64 3
Middleby Corp/The
(f)
676 85
Otis Worldwide Corp
(c),(e)
4,799 412
Toro Co/The 429 36
Wartsila OYJ Abp 3,429 47
Westinghouse Air Brake Technologies Corp
(c)
1,613 188
Xylem Inc/NY
(c)
846 89
Zurn Elkay Water Solutions Corp 2,596 76
$ 1,874
Media - 0.73%
Altice USA Inc
(f)
26,151 60
Cable One Inc 105 56
Charter Communications Inc
(f)
140 56
Comcast Corp - Class A
(e)
7,790 326
Endeavor Group Holdings Inc
(c)
83,999 2,042
Fox Corp - A Shares
(e)
4,127 122
iHeartMedia Inc
(f)
6,333 17
Liberty Media Corp-Liberty Formula One - C
Shares
(f)
901 57
Liberty Media Corp-Liberty SiriusXM - A Shares
(f)
13,000 350
News Corp - A Shares
(e)
1,872 41
Walt Disney Co/The
(c),(e)
1,338 124
Warner Bros Discovery Inc
(f)
1,212 13
Wolters Kluwer NV 238 33
$ 3,297

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0.08%
SKF AB 5,034 $ 95
Tenaris SA 12,117 209
Xometry Inc
(f)
2,200 54
$ 358
Mining - 0.53%
Barrick Gold Corp 4,990 88
BHP Group Ltd 700 21
Compass Minerals International Inc 1,669 41
Ecobat Holdings, Inc - Class B
(f)
2,998 1,634
Freeport-McMoRan Inc
(c)
281 10
Kinross Gold Corp 25,000 147
Lundin Mining Corp 900 6
MP Materials Corp
(f)
2,561 41
Newmont Corp
(c)
3,670 147
Newmont Corp - CDI 1,437 57
Norsk Hydro ASA 2,329 14
Northern Star Resources Ltd 9,532 80
Rio Tinto PLC ADR 1,605 111
$ 2,397
Miscellaneous Manufacturers - 0.54%
3M Co
(c),(e)
6,959 689
A O Smith Corp
(c),(e)
5,273 398
Alfa Laval AB 919 34
Axon Enterprise Inc
(f)
284 65
General Electric Co
(e)
1,545 188
Illinois Tool Works Inc
(c),(e)
640 155
Orica Ltd 12,313 127
Parker-Hannifin Corp
(e)
853 369
Siemens AG 58 10
Sturm Ruger & Co Inc 1,421 62
Teledyne Technologies Inc
(e),(f)
141 57
Textron Inc
(c),(e)
3,970 305
$ 2,459
Office & Business Equipment - 0.02%
Canon Inc 2,800 72
Zebra Technologies Corp
(f)
116 28
$ 100
Office Furnishings - 0.02%
Interface Inc 8,970 91
Oil & Gas - 2.75%
Aker BP ASA 3,289 94
APA Corp
(e)
7,707 277
Canadian Natural Resources Ltd 3,830 256
Cenovus Energy Inc 1,900 34
Chevron Corp
(c)
20 3
ConocoPhillips
(c),(e)
1,919 223
Coterra Energy Inc
(c)
150 4
Devon Energy Corp
(c),(e)
5,312 238
Diamondback Energy Inc 1,265 195
ENEOS Holdings Inc 10,100 40
EOG Resources Inc
(e)
1,869 230
EQT Corp
(c),(e)
9,620 384
Exxon Mobil Corp
(c),(e)
3,635 374
Hess Corp 26,577 3,736
HF Sinclair Corp
(c)
3,309 174
Idemitsu Kosan Co Ltd 700 19
Imperial Oil Ltd 1,900 107
Marathon Petroleum Corp
(e)
1,128 168
Nabors Industries Ltd - Warrants
(f)
237 3
Occidental Petroleum Corp
(e)
1,705 101
Patterson-UTI Energy Inc 5,145 60
PBF Energy Inc 2,181 97
Phillips 66
(c),(e)
807 103
Pioneer Natural Resources Co
(c),(e)
22,173 5,136
Santos Ltd 32,550 147
Seadrill Ltd
(f)
1,232 55
Texas Pacific Land Corp
(c)
42 70
Viper Energy Inc 3,832 118
$ 12,446
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0.26%
Baker Hughes Co
(c),(e)
9,570 $ 323
DMC Global Inc
(f)
4,521 72
Halliburton Co
(e)
6,113 227
Helix Energy Solutions Group Inc
(f)
8,173 76
Liberty Energy Inc 4,888 97
Schlumberger NV
(c)
3,700 192
Select Water Solutions Inc 10,160 76
Subsea 7 SA ADR 7,155 98
$ 1,161
Packaging & Containers - 1.04%
Amcor PLC 19,788 188
Ball Corp 35,282 1,951
CCL Industries Inc 2,500 103
Packaging Corp of America
(e)
1,820 306
Sealed Air Corp
(e)
7,440 248
Westrock Co
(c)
46,961 1,933
$ 4,729
Pharmaceuticals - 1.29%
AbbVie Inc
(c),(e)
2,605 372
Ascendis Pharma A/S ADR
(f)
157 16
AstraZeneca PLC ADR 1,897 122
Becton Dickinson & Co
(e)
389 92
Bristol-Myers Squibb Co
(c),(e)
5,946 293
Cardinal Health Inc
(e)
1,179 126
Cencora Inc
(e)
926 188
Chugai Pharmaceutical Co Ltd 3,700 131
Cigna Group/The
(e)
523 137
CVS Health Corp
(e)
2,899 197
Dexcom Inc
(c),(f)
1,243 144
Eli Lilly & Co 370 219
Grifols SA
(f)
7,422 105
GSK PLC 828 15
Jazz Pharmaceuticals PLC
(c),(f)
1,382 163
Johnson & Johnson
(e)
3,944 611
Kyowa Kirin Co Ltd 1,500 25
McKesson Corp
(e)
174 82
Merck & Co Inc
(e)
2,883 295
Merus NV
(f)
3,122 77
Morphic Holding Inc
(f)
512 12
Neurocrine Biosciences Inc
(c),(f)
1,423 166
Novartis AG 2,443 238
Novo Nordisk A/S 3,350 342
Ono Pharmaceutical Co Ltd 8,700 160
Pacira BioSciences Inc
(f)
1,972 54
Pfizer Inc
(e)
13,971 425
Premier Inc 2,364 49
Roche Holding AG 136 37
Sandoz Group AG
(f)
327 9
Shionogi & Co Ltd 11,300 533
Vaxcyte Inc
(f)
1,925 100
Verona Pharma PLC ADR
(f)
1,607 22
Viatris Inc
(e)
11,476 105
Zoetis Inc
(c)
944 167
$ 5,829
Pipelines - 0.15%
Cheniere Energy Inc
(c)
411 75
Enbridge Inc 2,206 77
Holly Energy Partners LP 7,617 156
Kinder Morgan Inc
(e)
16,556 291
Southcross Holdings
(f),(g)
615,976 —
Targa Resources Corp
(c)
579 52
Williams Cos Inc/The 518 19
$ 670
Private Equity - 0.04%
Blackstone Inc 121 14
Partners Group Holding AG 123 162
$ 176

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0.10%
Marcus & Millichap Inc 2,552 $ 88
McGrath RentCorp 808 82
Sagax AB 898 20
Sekisui House Ltd 1,300 27
Swiss Prime Site AG 691 69
Tricon Residential Inc 10,605 84
Vonovia SE 2,796 78
$ 448
REITs - 1.37%
Alexandria Real Estate Equities Inc
(e)
1,916 210
American Tower Corp
(e)
2,366 494
AvalonBay Communities Inc
(e)
731 126
Camden Property Trust
(e)
1,723 155
CareTrust REIT Inc 4,714 109
Covivio SA/France 1,442 70
Crown Castle Inc
(e)
199 23
Digital Realty Trust Inc
(e)
1,475 205
Equinix Inc 108 88
Equity Residential
(e)
773 44
Extra Space Storage Inc
(e)
1,767 230
Japan Metropolitan Fund Invest 314 209
Land Securities Group PLC 4,254 34
Mid-America Apartment Communities Inc
(c)
553 69
Pebblebrook Hotel Trust 6,636 85
Piedmont Office Realty Trust Inc 14,333 89
Prologis Inc
(e)
372 43
Public Storage 186 48
Realty Income Corp
(e)
5,111 276
Redwood Trust Inc 13,726 98
Rithm Capital Corp 7,652 79
RPT Realty
(c)
37,411 435
Ryman Hospitality Properties Inc 924 93
SBA Communications Corp 35 9
Simon Property Group Inc
(e)
39 5
Spirit Realty Capital Inc 46,450 1,918
UDR Inc 2,071 69
Unibail-Rodamco-Westfield
(f)
2,904 185
Uniti Group Inc 17,321 96
VICI Properties Inc
(c),(e)
14,217 424
Warehouses De Pauw CVA 875 25
Welltower Inc
(e)
1,586 141
$ 6,184
Retail - 1.16%
Alimentation Couche-Tard Inc 1,200 68
AutoZone Inc
(e),(f)
27 71
Avolta AG
(f)
278 10
Bath & Body Works Inc
(c)
1,603 52
Best Buy Co Inc
(e)
1,105 78
Boot Barn Holdings Inc
(f)
518 38
CarMax Inc
(f)
1,453 93
Chipotle Mexican Grill Inc
(c),(f)
4 9
Costco Wholesale Corp
(c),(e)
728 432
Cracker Barrel Old Country Store Inc 1,269 85
Darden Restaurants Inc
(c)
102 16
Dollar Tree Inc
(f)
845 104
Dollarama Inc 1,400 102
Domino's Pizza Inc
(c)
290 114
Fast Retailing Co Ltd 300 76
Five Below Inc
(f)
205 39
Freshpet Inc
(f)
1,702 121
Gap Inc/The 4,555 91
Home Depot Inc/The
(e)
565 177
Industria de Diseno Textil SA 5,144 212
Jardine Cycle & Carriage Ltd 3,700 79
Lowe's Cos Inc
(c),(e)
1,103 220
Lululemon Athletica Inc
(c),(f)
594 265
McDonald's Corp
(e)
1,877 529
O'Reilly Automotive Inc
(c),(e),(f)
144 142
Ross Stores Inc
(c)
1,456 189
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Starbucks Corp
(e)
605 $ 61
Target Corp 750 100
TJX Cos Inc/The
(e)
5,391 475
Ulta Beauty Inc
(e),(f)
385 164
USS Co Ltd 9,200 180
Walgreens Boots Alliance Inc
(e)
1,032 21
Walmart Inc
(e)
2,351 366
Wesfarmers Ltd 3,655 127
Wingstop Inc 599 144
Yum! Brands Inc
(c),(e)
1,687 211
$ 5,261
Savings & Loans - 0.05%
New York Community Bancorp Inc 9,405 89
Pacific Premier Bancorp Inc 3,817 86
WSFS Financial Corp 1,435 55
$ 230
Semiconductors - 1.61%
Advanced Micro Devices Inc
(f)
202 24
Applied Materials Inc
(c),(e)
2,962 444
ARM Holdings PLC ADR
(f)
833 51
ASM International NV 114 59
ASML Holding NV 837 570
Broadcom Inc
(c),(e)
909 842
Entegris Inc
(c)
123 13
Infineon Technologies AG 54 2
Intel Corp
(c)
942 42
KLA Corp
(c),(e)
555 302
Lam Research Corp
(c),(e)
322 230
Lasertec Corp 1,100 246
Microchip Technology Inc
(e)
3,670 306
Micron Technology Inc 3,082 235
MKS Instruments Inc 445 37
Monolithic Power Systems Inc
(c)
45 25
NVIDIA Corp
(c),(e)
4,110 1,923
NXP Semiconductors NV
(c)
2,201 448
ON Semiconductor Corp
(e),(f)
444 32
QUALCOMM Inc
(e)
3,761 486
Renesas Electronics Corp
(f)
1,500 26
Samsung Electronics Co Ltd 777 44
Semtech Corp
(f)
3,794 62
Silicon Motion Technology Corp ADR 1,551 91
SiTime Corp
(f)
342 38
Skyworks Solutions Inc
(e)
3,585 347
SUMCO Corp 6,600 99
Synaptics Inc
(f)
456 46
Texas Instruments Inc 942 144
Tower Semiconductor Ltd
(f)
3,185 87
$ 7,301
Software - 2.89%
Adeia Inc 6,871 63
Adobe Inc
(c),(e),(f)
1,236 755
Agilysys Inc
(f)
1,166 100
Akamai Technologies Inc
(c),(f)
1,573 182
Altair Engineering Inc
(f)
1,392 101
ANSYS Inc
(c),(f)
238 70
Autodesk Inc
(c),(f)
802 175
Broadridge Financial Solutions Inc
(e)
184 36
Cadence Design Systems Inc
(c),(e),(f)
486 133
Clearwater Analytics Holdings Inc
(f)
900 19
Cloudflare Inc
(c),(f)
1,545 119
Constellation Software Inc/Canada 135 317
Constellation Software Inc/Canada - Warrants
(f),(g)
153 —
Dassault Systemes SE 1,747 82
Datadog Inc
(c),(f)
761 89
DocuSign Inc
(c),(f)
2,407 104
DoubleVerify Holdings Inc
(f)
2,200 73
Duolingo Inc
(f)
252 54
Dynatrace Inc
(c),(f)
1,036 55
Electronic Arts Inc
(e)
1,214 167

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Fair Isaac Corp
(e),(f)
141 $ 153
Fidelity National Information Services Inc
(c)
11,249 659
Fiserv Inc
(e),(f)
2,033 266
Five9 Inc
(f)
929 71
Global-e Online Ltd
(f)
1,628 56
Intapp Inc
(f)
896 34
Jamf Holding Corp
(f)
3,113 51
Lumine Group Inc
(f)
384 7
Manhattan Associates Inc
(f)
213 48
Microsoft Corp
(c),(e)
8,283 3,139
MINDBODY Inc
(f),(g)
9,229 337
MSCI Inc
(c)
333 173
Nexon Co Ltd 8,600 186
Open Text Corp 1,400 56
Oracle Corp
(e)
1,383 161
Paychex Inc
(c)
498 61
PowerSchool Holdings Inc
(f)
3,394 79
Roper Technologies Inc
(c),(e)
86 46
Salesforce Inc
(c),(e),(f)
3,765 948
SAP SE 380 60
ServiceNow Inc
(c),(e),(f)
566 388
Snowflake Inc - Class A
(f)
402 75
SolarWinds Corp
(f)
7,339 85
Splunk Inc
(c),(f)
15,013 2,275
Synopsys Inc
(e),(f)
100 54
Take-Two Interactive Software Inc
(f)
79 13
Temenos AG 1,814 154
Topicus.com Inc
(f)
209 14
Unity Software Inc
(c),(f)
1,322 39
Veeva Systems Inc
(c),(f)
1,410 246
Veradigm Inc
(f)
6,723 77
Verra Mobility Corp
(f)
5,605 113
Workday Inc
(c),(f)
602 163
Zoom Video Communications Inc
(c),(f)
1,334 90
$ 13,071
Telecommunications - 0.33%
Arista Networks Inc
(c),(f)
307 67
AT&T Inc
(e)
5,804 96
Calix Inc
(f)
1,862 72
Cisco Systems Inc
(e)
8,126 394
Deutsche Telekom AG 5,621 135
Elisa Oyj 1,266 57
InterDigital Inc 937 94
Motorola Solutions Inc
(c)
178 57
Telia Co AB 17,429 41
T-Mobile US Inc
(e)
1,575 237
Verizon Communications Inc
(e)
3,744 143
Vodafone Group PLC 114,319 103
$ 1,496
Transportation - 0.48%
Canadian National Railway Co 1,021 118
Central Japan Railway Co 5,000 120
CSX Corp
(e)
1,328 43
Euronav NV 7,656 138
Expeditors International of Washington Inc 1,370 165
FedEx Corp
(c),(e)
1,355 351
Freightos Ltd - Warrants
(f)
388 —
Knight-Swift Transportation Holdings Inc 1,879 101
Marten Transport Ltd 4,175 79
Nippon Express Holdings Inc 2,200 120
Nippon Yusen KK 2,900 78
Norfolk Southern Corp
(e)
535 117
Old Dominion Freight Line Inc
(e)
241 94
Ryder System Inc 890 95
TFI International Inc 100 12
Union Pacific Corp 549 123
United Parcel Service Inc
(c),(e)
2,641 400
$ 2,154
COMMON STOCKS (continued) Shares Held Value (000’s)
Trucking & Leasing - 0.02%
Greenbrier Cos Inc/The 2,349 $ 89
TOTAL COMMON STOCKS $ 175,686
CONVERTIBLE PREFERRED STOCKS
- 0.03% Shares Held Value (000's)
Pipelines - 0.00%
El Paso Energy Capital Trust I 4.75%, 03/31/2028 452 $ 21
Southcross Energy Series A 0.00%
(f),(g)
2,399,339 —
$ 21
Software - 0.03%
Clarivate PLC 5.25%, 06/01/2024 4,004 132
TOTAL CONVERTIBLE PREFERRED STOCKS $ 153
PREFERRED STOCKS - 0.07% Shares Held Value (000's)
Apparel - 0.01%
Fossil Group Inc 7.00%, 11/30/2026 2,730 $ 37
Automobile Manufacturers - 0.00%
Porsche Automobil Holding SE 2.56% 272 13
Commercial Services - 0.06%
Textainer Group Holdings Ltd 6.25%, 12/15/2026
(i)
1,833 45
Textainer Group Holdings Ltd 7.00%, 06/15/2026
(i)
9,605 243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.13%
$ 288
TOTAL PREFERRED STOCKS $ 338
BONDS - 33.51%
Principal
Amount (000's) Value (000's)
Advertising - 0.09%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(j)
$ 382 $ 301
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(j)
110 104
$ 405
Aerospace & Defense - 0.18%
Bombardier Inc
7.88%, 04/15/2027
(j)
139 139
Embraer Netherlands Finance BV
7.00%, 07/28/2030
(j)
200 205
RTX Corp
2.38%, 03/15/2032 15 12
5.00%, 02/27/2026 65 65
5.15%, 02/27/2033 170 167
6.10%, 03/15/2034 195 204
$ 792
Agriculture - 0.08%
Vector Group Ltd
10.50%, 11/01/2026
(j)
352 352
Airlines - 0.08%
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027 133 124
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 274 245
United Airlines 2020-1 Class B Pass Through Trust
4.88%, 07/15/2027 12 12
$ 381
Automobile Asset Backed Securities - 0.75%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(j)
100 102
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(j)
350 307
7.24%, 06/20/2029
(j)
100 100
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 23 21
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 97 93

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 $ 140 $ 126
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 211
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(j)
115 105
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(j)
150 146
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(j)
115 114
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(j)
100 100
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(j)
76 76
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 99
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 126
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(j)
44 44
3.88%, 01/15/2026
(j)
175 175
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028 35 35
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(j)
205 190
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(j)
110 111
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(j)
250 235
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(j)
50 50
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(j)
145 144
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(j)
170 155
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 225 211
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(j)
125 123
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(j)
100 99
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(j)
110 111
$ 3,409
Automobile Manufacturers - 0.98%
American Honda Finance Corp
1.50%, 01/13/2025 900 863
BMW US Capital LLC
5.30%, 08/11/2025
(j)
410 411
General Motors Co
5.40%, 04/01/2048 260 220
5.95%, 04/01/2049 150 137
General Motors Financial Co Inc
5.70%, 09/30/2030
(i),(k)
35 31
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(i),(k)
100 84
3 Month USD LIBOR + 3.60%
6.00%, 01/09/2028 160 162
6.50%, 09/30/2028
(i),(k)
75 65
3 Month USD LIBOR + 3.44%
Mercedes-Benz Finance North America LLC
4.95%, 03/30/2025
(j)
405 403
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 868
3.95%, 06/30/2025 385 378
4.40%, 09/20/2024 385 382
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp   (continued)
5.60%, 09/11/2025 $ 410 $ 413
$ 4,417
Banks - 3.38%
Australia & New Zealand Banking Group Ltd/New
York NY
5.67%, 10/03/2025 410 413
Banca Comerciala Romana SA
7.63%, 05/19/2027
(k)
EUR 300 339
3 Month Euro Interbank Offered Rate +
4.54%
Banca Transilvania SA
8.88%, 04/27/2027
(k)
400 453
Euribor Swap Rate 1 Year + 5.58%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(i),(j),(k),(l)
$ 625 565
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(i),(k),(l)
200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Banco Santander SA
5.15%, 08/18/2025 200 197
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028
(j)
625 649
Bank Leumi Le-Israel BM
7.13%, 07/18/2033
(j),(k),(l)
500 475
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.47%
Bank of America Corp
2.48%, 09/21/2036
(k)
95 72
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
3.85%, 03/08/2037
(k)
160 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.87%, 09/15/2034
(k)
410 411
Secured Overnight Financing Rate + 1.84%
6.45%, 04/25/2025 380 381
Secured Overnight Financing Rate + 1.10%
Bank of America NA
5.65%, 08/18/2025 410 412
Bank of New York Mellon Corp/The
5.96%, 04/25/2025 190 190
Secured Overnight Financing Rate + 0.62%
Barclays PLC
3.56%, 09/23/2035
(k)
495 398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.38%, 03/15/2028
(i),(k),(l)
230 170
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(j),(k),(l)
725 727
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 425 411
Ceska sporitelna AS
5.74%, 03/08/2028
(k)
300 332
3 Month Euro Interbank Offered Rate +
2.35%
5.94%, 06/29/2027
(k)
200 222
3 Month Euro Interbank Offered Rate +
2.40%
Commonwealth Bank of Australia/New York NY
5.32%, 03/13/2026 $ 250 251

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
$ 200 $ 158
Secured Overnight Financing Rate + 2.76%
Goldman Sachs Group Inc/The
1.76%, 01/24/2025
(k)
440 437
Secured Overnight Financing Rate + 0.73%
5.80%, 08/10/2026
(k)
410 410
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
5.21%, 08/11/2028
(k)
225 221
Secured Overnight Financing Rate + 2.61%
6.25%, 03/09/2034
(k)
800 815
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(j)
675 648
JPMorgan Chase & Co
0.00%, 12/05/2033
(f),(j),(m)
TRY 295,000 439
Mitsubishi UFJ Financial Group Inc
5.06%, 09/12/2025
(k)
$ 390 387
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
Morgan Stanley
2.48%, 09/16/2036
(k)
290 219
Secured Overnight Financing Rate + 1.36%
6.54%, 04/17/2025 380 380
Secured Overnight Financing Rate + 1.17%
Nova Kreditna Banka Maribor dd
7.38%, 06/29/2026
(k)
EUR 100 112
3 Month Euro Interbank Offered Rate +
3.50%
Raiffeisenbank AS
7.13%, 01/19/2026
(k)
500 547
3 Month Euro Interbank Offered Rate +
3.93%
Standard Chartered PLC
3.27%, 02/18/2036
(j),(k)
$ 375 291
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
6.19%, 07/06/2027
(j),(k)
400 401
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%
6.19%, 07/06/2027
(k)
425 426
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%
TC Ziraat Bankasi AS
9.50%, 08/01/2026 400 413
UBS AG/London
5.80%, 09/11/2025 410 411
UBS Group AG
2.19%, 06/05/2026
(j),(k)
250 235
Secured Overnight Financing Rate + 2.04%
6.44%, 08/11/2028
(j),(k)
250 254
Secured Overnight Financing Rate + 3.70%
UniCredit SpA
2.57%, 09/22/2026
(j),(k)
350 325
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
Wells Fargo & Co
6.65%, 04/25/2026 380 382
Secured Overnight Financing Rate + 1.32%
$ 15,295
Biotechnology - 0.06%
Amgen Inc
5.25%, 03/02/2025 280 279
Building Materials - 0.35%
Carrier Global Corp
5.90%, 03/15/2034
(j)
35 36
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Cemex SAB de CV
3.88%, 07/11/2031
(j)
$ 460 $ 390
5.13%, 06/08/2026
(i),(j),(k)
200 188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(j)
375 351
9.13%, 03/14/2028
(i),(j),(k)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
9.13%, 03/14/2028
(i),(k)
400 417
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
$ 1,591
Chemicals - 0.59%
Ashland Inc
3.38%, 09/01/2031
(j)
155 126
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(j)
200 165
Celanese US Holdings LLC
6.33%, 07/15/2029 15 15
6.55%, 11/15/2030 80 82
6.70%, 11/15/2033 325 337
MEGlobal BV
4.25%, 11/03/2026 200 190
Sasol Financing USA LLC
8.75%, 05/03/2029
(j)
525 523
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(j)
550 553
Valvoline Inc
4.25%, 02/15/2030
(j)
701 693
$ 2,684
Coal - 0.15%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
7.50%, 05/01/2025
(j)
665 662
Commercial Mortgage Backed Securities - 0.56%
BPR Trust 2021-NRD
12.19%, 12/15/2038
(j)
140 126
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
Citigroup Commercial Mortgage Trust 2014-GC21
5.10%, 05/10/2047
(j),(n)
135 84
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(j)
110 86
COMM 2012-LC4 Mortgage Trust
5.47%, 12/10/2044
(n)
10 8
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(j)
1,055 474
DC Commercial Mortgage Trust 2023-DC
7.38%, 09/12/2040
(j),(n)
110 110
Extended Stay America Trust 2021-ESH
9.14%, 07/15/2038
(j)
113 109
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.81%
Med Trust 2021-MDLN
7.24%, 11/15/2038
(j)
100 97
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(j),(n)
256 234
5.39%, 06/15/2044
(j),(n)
160 113
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(f),(g),(j)
170 61
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(f),(g),(j)
645 32
1.00 x Prime Rate + 0.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.09%, 07/15/2046
(n)
$ 157 $ 127
Wells Fargo Commercial Mortgage Trust 2016-C36
4.26%, 11/15/2059
(n)
100 69
WFRBS Commercial Mortgage Trust 2011-C3
6.05%, 03/15/2044
(j),(n)
108 33
WFRBS Commercial Mortgage Trust 2011-C4
5.14%, 06/15/2044
(j),(n)
845 672
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 77
$ 2,512
Commercial Services - 0.38%
Carriage Services Inc
4.25%, 05/15/2029
(j)
981 830
Global Payments Inc
2.90%, 11/15/2031 30 25
5.40%, 08/15/2032 15 15
La Financiere Atalian SASU
4.00%, 05/15/2024 EUR 177 150
5.13%, 05/15/2025 169 134
Mobius Merger Sub Inc
9.00%, 06/01/2030
(j)
$ 182 173
S&P Global Inc
5.25%, 09/15/2033
(j)
75 75
TriNet Group Inc
3.50%, 03/01/2029
(j)
25 22
Verscend Escrow Corp
9.75%, 08/15/2026
(j)
312 313
$ 1,737
Computers - 0.08%
Leidos Inc
5.75%, 03/15/2033 150 149
Western Digital Corp
2.85%, 02/01/2029 120 98
4.75%, 02/15/2026 120 116
$ 363
Credit Card Asset Backed Securities - 0.02%
Mission Lane Credit Card Master Trust
7.79%, 11/15/2028
(j)
100 101
Diversified Financial Services - 0.93%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
5.75%, 06/06/2028 170 169
6.15%, 09/30/2030 170 171
Aircastle Ltd
5.25%, 06/15/2026
(i),(j),(k)
60 50
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
6.50%, 07/18/2028
(j)
145 145
Ally Financial Inc
4.70%, 05/15/2026
(i),(k)
125 88
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(i),(k)
185 119
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
6.05%, 05/03/2024 380 380
Secured Overnight Financing Rate + 0.72%
Antares Holdings LP
2.75%, 01/15/2027
(j)
255 221
Aviation Capital Group LLC
6.75%, 10/25/2028
(j)
350 355
Capital One Financial Corp
6.69%, 05/09/2025 375 374
Secured Overnight Financing Rate + 1.35%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc
3.65%, 05/23/2025 $ 157 $ 153
OneMain Finance Corp
3.50%, 01/15/2027 195 174
3.88%, 09/15/2028 20 17
4.00%, 09/15/2030 40 33
5.38%, 11/15/2029 50 45
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(j)
1,060 958
3.63%, 03/01/2029
(j)
285 250
3.88%, 03/01/2031
(j)
5 4
4.00%, 10/15/2033
(j)
255 206
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 320 310
$ 4,222
Electric - 0.32%
Comision Federal de Electricidad
5.00%, 09/29/2036 494 424
Edison International
5.38%, 03/15/2026
(i),(k)
255 236
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
NextEra Energy Capital Holdings Inc
4.20%, 06/20/2024 385 381
6.05%, 03/01/2025 45 45
NPC Ukrenergo
0.00%, 11/09/2028
(f),(j)
425 114
Origin Energy Finance Ltd
1.00%, 09/17/2029 EUR 100 96
Pacific Gas and Electric Co
4.30%, 03/15/2045 $ 155 112
5.45%, 06/15/2027 45 44
$ 1,452
Electronics - 0.04%
Trimble Inc
6.10%, 03/15/2033 175 178
Energy - Alternate Sources - 0.15%
Energo-Pro AS
8.50%, 02/04/2027 500 479
8.50%, 02/04/2027
(j)
225 216
$ 695
Engineering & Construction - 0.17%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 300 293
IEA Energy Services LLC
6.63%, 08/15/2029
(j)
140 132
IHS Netherlands Holdco BV
8.00%, 09/18/2027 400 350
$ 775
Entertainment - 0.34%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(j)
471 238
Everi Holdings Inc
5.00%, 07/15/2029
(j)
25 22
GENM Capital Labuan Ltd
3.88%, 04/19/2031
(j)
200 163
Light & Wonder International Inc
7.00%, 05/15/2028
(j)
741 742
7.25%, 11/15/2029
(j)
115 115
7.50%, 09/01/2031
(j)
40 41
Warnermedia Holdings Inc
4.05%, 03/15/2029 50 46
4.28%, 03/15/2032 195 172
$ 1,539

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.03%
Veralto Corp
5.45%, 09/18/2033
(j)
$ 115 $ 114
Food - 0.46%
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.00%, 02/02/2029 70 60
Minerva Luxembourg SA
8.88%, 09/13/2033
(j)
700 706
Pilgrim's Pride Corp
6.88%, 05/15/2034 285 291
SEG Holding LLC / SEG Finance Corp
5.63%, 10/15/2028
(j)
638 638
TreeHouse Foods Inc
4.00%, 09/01/2028 445 378
$ 2,073
Food Service - 0.05%
Aramark Services Inc
5.00%, 04/01/2025
(j)
222 220
Healthcare - Products - 0.09%
Thermo Fisher Scientific Inc
4.95%, 08/10/2026 410 411
Healthcare - Services - 0.15%
Centene Corp
2.50%, 03/01/2031 20 16
3.00%, 10/15/2030 80 67
3.38%, 02/15/2030 165 143
4.63%, 12/15/2029 385 357
Molina Healthcare Inc
4.38%, 06/15/2028
(j)
80 74
$ 657
Insurance - 0.03%
Global Atlantic Fin Co
4.40%, 10/15/2029
(j)
130 116
Internet - 0.77%
Getty Images Inc
9.75%, 03/01/2027
(j)
1,284 1,286
Go Daddy Operating Co LLC / GD Finance Co Inc
5.25%, 12/01/2027
(j)
105 102
Netflix Inc
4.88%, 04/15/2028 25 25
4.88%, 06/15/2030
(j)
230 226
5.38%, 11/15/2029
(j)
35 35
5.88%, 11/15/2028 145 149
6.38%, 05/15/2029 200 213
Prosus NV
4.19%, 01/19/2032 200 168
Uber Technologies Inc
4.50%, 08/15/2029
(j)
440 405
6.25%, 01/15/2028
(j)
55 55
7.50%, 09/15/2027
(j)
785 799
8.00%, 11/01/2026
(j)
15 15
$ 3,478
Investment Companies - 0.33%
Ares Capital Corp
2.88%, 06/15/2028 285 243
3.20%, 11/15/2031 225 178
Barings BDC Inc
3.30%, 11/23/2026 125 112
Blackstone Secured Lending Fund
2.13%, 02/15/2027 450 389
Blue Owl Capital Corp
2.88%, 06/11/2028 260 222
Blue Owl Technology Finance Corp
2.50%, 01/15/2027 25 21
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 $ 5 $ 5
5.25%, 05/15/2027 215 195
6.25%, 05/15/2026 10 10
6.38%, 12/15/2025 110 106
$ 1,481
Iron & Steel - 0.27%
ArcelorMittal SA
6.80%, 11/29/2032 190 196
CSN Inova Ventures
6.75%, 01/28/2028 200 189
Samarco Mineracao SA
0.00%, 10/24/2023
(f)
800 659
Usiminas International Sarl
5.88%, 07/18/2026 200 193
$ 1,237
Leisure Products & Services - 0.33%
Carnival Corp
5.75%, 03/01/2027
(j)
546 519
7.00%, 08/15/2029
(j)
30 31
NCL Corp Ltd
5.88%, 03/15/2026
(j)
220 209
5.88%, 02/15/2027
(j)
85 82
8.13%, 01/15/2029
(j)
170 173
NCL Finance Ltd
6.13%, 03/15/2028
(j)
40 36
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(j)
35 33
5.50%, 04/01/2028
(j)
290 277
VOC Escrow Ltd
5.00%, 02/15/2028
(j)
135 126
$ 1,486
Lodging - 0.43%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
4.88%, 07/01/2031
(j)
30 25
5.00%, 06/01/2029
(j)
105 93
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 105 102
Marriott International Inc/MD
5.55%, 10/15/2028 250 252
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(j)
80 67
Melco Resorts Finance Ltd
5.63%, 07/17/2027 200 181
5.75%, 07/21/2028 400 356
MGM China Holdings Ltd
5.25%, 06/18/2025 200 193
Studio City Finance Ltd
6.50%, 01/15/2028 225 198
Travel + Leisure Co
4.50%, 12/01/2029
(j)
100 86
4.63%, 03/01/2030
(j)
145 124
6.00%, 04/01/2027 10 10
6.63%, 07/31/2026
(j)
85 85
Wynn Macau Ltd
5.50%, 01/15/2026 200 190
$ 1,962
Machinery - Construction & Mining - 0.17%
Caterpillar Financial Services Corp
0.95%, 01/10/2024 340 339
5.15%, 08/11/2025 410 410
$ 749

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.11%
Ingersoll Rand Inc
5.70%, 08/14/2033 $ 230 $ 233
John Deere Capital Corp
0.90%, 01/10/2024 85 85
1.25%, 01/10/2025 130 124
Nordson Corp
5.60%, 09/15/2028 25 25
5.80%, 09/15/2033 35 36
$ 503
Media - 1.23%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(j)
1,080 1,028
5.50%, 05/01/2026
(j)
30 29
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 20 15
2.80%, 04/01/2031 50 41
4.40%, 04/01/2033 25 22
4.40%, 12/01/2061 955 627
CSC Holdings LLC
3.38%, 02/15/2031
(j)
675 460
4.50%, 11/15/2031
(j)
200 142
4.63%, 12/01/2030
(j)
850 468
DISH DBS Corp
5.13%, 06/01/2029 175 79
5.25%, 12/01/2026
(j)
715 575
5.75%, 12/01/2028
(j)
190 141
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 400 332
5.50%, 01/14/2032 200 165
iHeartCommunications Inc
4.75%, 01/15/2028
(j)
395 301
5.25%, 08/15/2027
(j)
55 42
Lagardere SA
1.75%, 10/07/2027 EUR 300 325
2.13%, 10/16/2026 500 541
Ziggo Bond Co BV
6.00%, 01/15/2027
(j)
$ 220 210
$ 5,543
Mining - 0.75%
BHP Billiton Finance USA Ltd
4.88%, 02/27/2026 185 184
First Quantum Minerals Ltd
6.88%, 03/01/2026
(j)
620 534
7.50%, 04/01/2025
(j)
200 185
Freeport-McMoRan Inc
4.63%, 08/01/2030 25 23
Glencore Funding LLC
2.85%, 04/27/2031
(j)
315 258
6.13%, 10/06/2028
(j)
290 296
6.38%, 10/06/2030
(j)
280 290
6.50%, 10/06/2033
(j)
1,030 1,078
Volcan Cia Minera SAA
4.38%, 02/11/2026
(j)
30 16
WE Soda Investments Holding PLC
9.50%, 10/06/2028
(j)
525 532
$ 3,396
Mortgage Backed Securities - 0.30%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 48 47
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 26 25
5.50%, 08/25/2034 26 25
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 42 41
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 29 27
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 $ 22 $ 21
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 23 19
Banc of America Mortgage 2005-A Trust
3.82%, 02/25/2035
(n)
8 7
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(j),(n)
140 99
CHL Mortgage Pass-Through Trust 2004-HYB4
5.19%, 09/20/2034
(n)
14 13
Connecticut Avenue Securities Trust 2020-R01
7.49%, 01/25/2040
(j)
35 36
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.16%
Connecticut Avenue Securities Trust 2022-R06
8.08%, 05/25/2042
(j)
71 72
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 21 21
CSMC 2020-RPL3 Trust
4.07%, 03/25/2060
(j),(n)
122 121
DSLA Mortgage Loan Trust 2005-AR5
6.11%, 09/19/2045 89 46
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
Freddie Mac STACR REMIC Trust 2022-DNA4
7.53%, 05/25/2042
(j)
69 70
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 28 26
IndyMac INDX Mortgage Loan Trust 2004-AR7
6.68%, 09/25/2034 72 55
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.64%, 08/25/2035
(n)
308 222
Lehman XS Trust Series 2006-2N
5.98%, 02/25/2046 53 45
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 17 16
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 13 13
6.00%, 06/25/2034 16 16
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 87 83
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
5.47%, 05/25/2036
(n)
4 4
Structured Adjustable Rate Mortgage Loan Trust
5.77%, 07/25/2035 344 204
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
$ 1,374
Office & Business Equipment - 0.06%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 140 123
3.28%, 12/01/2028 135 119
3.57%, 12/01/2031 55 48
$ 290
Oil & Gas - 2.55%
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(f),(g)
257 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
California Resources Corp
7.13%, 02/01/2026
(j)
$ 665 $ 669
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2025
(j)
1,596 1,612
Continental Resources Inc/OK
2.88%, 04/01/2032
(j)
190 149
5.75%, 01/15/2031
(j)
965 937
Energian Israel Finance Ltd
4.88%, 03/30/2026
(j)
200 183
5.38%, 03/30/2028
(j)
530 460
8.50%, 09/30/2033
(j)
590 557
EQT Corp
3.13%, 05/15/2026
(j)
30 28
3.63%, 05/15/2031
(j)
150 130
5.00%, 01/15/2029 300 290
7.00%, 02/01/2030 10 11
KazMunayGas National Co JSC
5.38%, 04/24/2030 400 376
5.75%, 04/19/2047 200 159
6.38%, 10/24/2048 200 170
Kosmos Energy Ltd
7.50%, 03/01/2028
(j)
350 313
7.75%, 05/01/2027 500 460
Leviathan Bond Ltd
6.13%, 06/30/2025
(j)
80 77
6.50%, 06/30/2027
(j)
830 779
Matador Resources Co
6.88%, 04/15/2028
(j)
30 30
Occidental Petroleum Corp
6.13%, 01/01/2031 115 116
6.63%, 09/01/2030 50 52
7.50%, 05/01/2031 50 54
7.88%, 09/15/2031 10 11
8.88%, 07/15/2030 10 11
OGX Austria GmbH
0.00%, 06/01/2018
(f),(j)
600 —
0.00%, 04/01/2022
(f),(g),(j)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 20
6.50%, 02/01/2038 10 10
6.63%, 08/15/2037 40 40
7.20%, 11/01/2031 5 5
7.38%, 11/01/2031 5 5
8.13%, 09/15/2030 25 28
PDC Energy Inc
5.75%, 05/15/2026 458 456
Permian Resources Operating LLC
8.00%, 04/15/2027
(j)
123 126
Petroleos de Venezuela SA
0.00%, 05/16/2024
(f)
2,875 345
0.00%, 11/15/2026
(f)
350 42
Petroleos Mexicanos
6.49%, 01/23/2027 500 452
6.75%, 09/21/2047 175 107
7.69%, 01/23/2050 225 149
Puma International Financing SA
5.00%, 01/24/2026 200 185
Saudi Arabian Oil Co
3.50%, 04/16/2029 800 737
Southwestern Energy Co
4.75%, 02/01/2032 25 22
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 1,200 1,100
Viper Energy Inc
7.38%, 11/01/2031
(j)
60 61
$ 11,524
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0.15%
Petroleum Geo-Services AS
13.50%, 03/31/2027 $ 600 $ 658
Other Asset Backed Securities - 2.78%
37 Capital Clo 4 Ltd
0.00%, 01/15/2034
(f),(j),(m)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.15%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(j),(n)
85 80
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(j)
54 52
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028
(j)
100 101
AGL CLO 5 Ltd
7.68%, 07/20/2034
(j)
275 272
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.26%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(j),(n)
675 140
Allegro CLO VI Ltd
8.41%, 01/17/2031
(j)
250 238
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.01%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(j)
280 276
6.23%, 10/17/2036
(j)
695 691
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(j)
900 890
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(j)
1,045 1,032
Applebee's Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053
(j)
150 151
Barings Clo Ltd 2019-IV
8.46%, 01/15/2033
(j)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.06%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(j)
100 101
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(j),(n)
125 115
CARLYLE US CLO 2017-4 Ltd
8.46%, 01/15/2030
(j)
280 267
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.06%
CIM Trust 2021-NR2
2.57%, 07/25/2059
(j),(n)
89 86
CLI Funding VIII LLC
1.64%, 02/18/2046
(j)
286 247
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(j)
500 466
Elevation CLO 2017-6 Ltd
8.36%, 07/15/2029
(j)
250 249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.96%
EWC Master Issuer LLC
5.50%, 03/15/2052
(j)
99 92
Frontier Issuer LLC
6.60%, 08/20/2053
(j)
315 305
Generate CLO 7 Ltd
9.47%, 01/22/2033
(j)
295 293
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 4.06%
GITSIT Mortgage Loan Trust 2023-NPL1
8.35%, 05/25/2053
(j),(n)
57 57

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Greystone CRE Notes 2021-HC2 LTD
7.24%, 12/15/2039
(j)
$ 110 $ 108
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(j)
19 19
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(j)
222 192
KKR CLO Ltd 22
7.28%, 07/20/2031
(j)
250 248
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Madison Park Funding LIII Ltd
7.16%, 04/21/2035
(j)
250 246
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding XXVI Ltd
8.65%, 07/29/2030
(j)
255 247
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.26%
Madison Park Funding XXX LTD
8.16%, 04/15/2029
(j)
255 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.76%
Madison Park Funding XXXIV Ltd
7.79%, 04/25/2032
(j)
255 254
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.41%
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(j)
100 100
Merlin Aviation Holdings DAC
4.50%, 12/15/2032
(j),(n)
33 29
Octagon Investment Partners XVI Ltd
11.41%, 07/17/2030
(j)
500 409
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 6.01%
Octagon Investment Partners XXII Ltd
7.57%, 01/22/2030
(j)
250 247
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%
OHA Credit Funding 3 LTD
11.93%, 07/02/2035
(j)
250 246
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 6.51%
OHA Loan Funding 2013-1 Ltd
8.72%, 07/23/2031
(j)
275 272
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.31%
OZLM XXIII Ltd
9.41%, 04/15/2034
(j)
390 372
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 4.01%
Parallel 2017-1 Ltd
7.68%, 07/20/2029
(j)
305 300
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.26%
Park Blue CLO 2023-IV Ltd
0.00%, 01/25/2037
(f),(j),(m)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.70%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(j)
265 224
Post CLO 2023-1 Ltd
7.37%, 04/20/2036
(j)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
PRPM 2021-2 LLC
2.12%, 03/25/2026
(j),(n)
$ 54 $ 53
PRPM 2021-3 LLC
1.87%, 04/25/2026
(j),(n)
108 103
PRPM 2021-9 LLC
2.36%, 10/25/2026
(j),(n)
101 95
Rockford Tower CLO 2018-1 Ltd
6.73%, 05/20/2031
(j)
234 234
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
Rockford Tower CLO 2021-3 Ltd
7.43%, 10/20/2034
(j)
250 248
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.01%
Sierra Timeshare 2020-2 Receivables Funding LLC
3.51%, 07/20/2037
(j)
20 20
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(j)
113 97
Sunnova Helios XI Issuer LLC
5.60%, 05/20/2050
(j)
98 91
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(j),(n)
62 59
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051
(j),(n)
66 62
VERDE CLO Ltd
6.76%, 04/15/2032
(j)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
VOLT XCIII LLC
1.89%, 02/27/2051
(j),(n)
153 144
VOLT XCIV LLC
2.24%, 02/27/2051
(j),(n)
49 47
VOLT XCVI LLC
2.12%, 03/27/2051
(j),(n)
86 82
WAVE 2017-1 Trust
3.84%, 11/15/2042
(j)
128 105
Wendy's Funding LLC
4.08%, 06/15/2049
(j)
77 69
$ 12,573
Packaging & Containers - 0.17%
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(j)
858 781
Pharmaceuticals - 0.49%
Bausch Health Cos Inc
4.88%, 06/01/2028
(j)
360 183
Eli Lilly & Co
5.00%, 02/27/2026 185 185
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 220 214
7.38%, 09/15/2029 110 125
7.88%, 09/15/2031 100 117
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 60 55
4.10%, 10/01/2046 1,420 901
7.88%, 09/15/2029 400 417
$ 2,197
Pipelines - 0.95%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 515 482
EnLink Midstream LLC
6.50%, 09/01/2030
(j)
15 15
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(j)
488 413
2.16%, 03/31/2034 998 844
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(j)
525 526
6.13%, 02/23/2038 250 251

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/2030
(j)
$ 50 $ 45
5.63%, 02/15/2026
(j)
50 49
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 110 98
3.80%, 09/15/2030 130 116
Targa Resources Corp
6.13%, 03/15/2033 270 274
6.50%, 03/30/2034 275 286
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032 50 43
TMS Issuer Sarl
5.78%, 08/23/2032
(j)
275 278
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(j)
155 127
4.13%, 08/15/2031
(j)
90 78
Western Midstream Operating LP
3.10%, 02/01/2025 165 160
6.15%, 04/01/2033 135 136
6.35%, 01/15/2029 95 98
$ 4,319
Real Estate - 0.10%
Agile Group Holdings Ltd
6.05%, 10/13/2025 210 30
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(f),(j)
109 3
0.00%, 01/31/2031
(f),(j)
90 7
0.00%, 01/31/2031
(f),(j)
12 —
China Evergrande Group
0.00%, 06/28/2025
(f)
200 2
Country Garden Holdings Co Ltd
0.00%, 09/17/2025
(f)
200 17
0.00%, 02/06/2026
(f)
400 30
0.00%, 04/08/2026
(f)
250 23
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(f)
400 13
0.00%, 04/16/2025
(f)
200 7
0.00%, 11/11/2025
(f)
200 6
0.00%, 06/01/2026
(f)
200 6
KWG Group Holdings Ltd
0.00%, 02/13/2026
(f)
210 14
MAF Global Securities Ltd
7.88%, 06/30/2027
(i),(k)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Sunac China Holdings Ltd
0.00%, 01/26/2026
(f)
200 28
Times China Holdings Ltd
0.00%, 03/22/2026
(f)
210 4
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(f)
200 12
0.00%, 01/13/2027
(f)
400 27
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(f)
200 2
$ 430
Regional Authority - 0.07%
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(n)
925 337
REITs - 0.17%
American Tower Corp
5.90%, 11/15/2033 105 107
GLP Capital LP / GLP Financing II Inc
6.75%, 12/01/2033 35 35
National Health Investors Inc
3.00%, 02/01/2031 35 27
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Communications Corp
3.88%, 02/15/2027 $ 260 $ 245
VICI Properties LP / VICI Note Co Inc
4.25%, 12/01/2026
(j)
125 118
4.50%, 09/01/2026
(j)
90 85
4.63%, 06/15/2025
(j)
95 92
5.63%, 05/01/2024
(j)
70 70
$ 779
Retail - 0.29%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(j)
255 237
Lithia Motors Inc
3.88%, 06/01/2029
(j)
220 194
Lowe's Cos Inc
4.80%, 04/01/2026 400 397
Starbucks Corp
4.75%, 02/15/2026 370 367
Yum! Brands Inc
3.63%, 03/15/2031 130 112
$ 1,307
Semiconductors - 0.30%
Broadcom Inc
2.45%, 02/15/2031
(j)
55 45
2.60%, 02/15/2033
(j)
55 43
3.14%, 11/15/2035
(j)
350 273
3.42%, 04/15/2033
(j)
100 84
3.47%, 04/15/2034
(j)
145 121
4.15%, 11/15/2030 190 176
4.15%, 04/15/2032
(j)
50 45
Micron Technology Inc
5.88%, 02/09/2033 95 95
5.88%, 09/15/2033 185 185
6.75%, 11/01/2029 285 299
$ 1,366
Software - 0.14%
Intuit Inc
5.25%, 09/15/2026 410 413
Open Text Corp
6.90%, 12/01/2027
(j)
60 62
Playtika Holding Corp
4.25%, 03/15/2029
(j)
40 34
VMware LLC
2.20%, 08/15/2031 160 126
$ 635
Sovereign - 9.16%
Argentine Republic Government International Bond
3.62%, 07/09/2035
(n)
2,350 758
4.25%, 01/09/2038
(n)
250 92
Bahamas Government International Bond
6.00%, 11/21/2028 725 615
9.00%, 06/16/2029
(j)
200 185
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 10,100 2,043
9.76%, 01/01/2029 3,035 604
9.76%, 01/01/2033 10,150 1,963
Chile Government International Bond
3.24%, 02/06/2028 $ 350 326
Colombia Government International Bond
4.50%, 03/15/2029 825 739
7.50%, 02/02/2034 800 800
Colombian TES
6.00%, 04/28/2028 COP 7,974,000 1,704
Dominican Republic International Bond
5.50%, 02/22/2029 $ 300 283
5.95%, 01/25/2027 1,057 1,040
Ecuador Government International Bond
3.50%, 07/31/2035
(n)
1,650 577

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Government International Bond
7.30%, 09/30/2033 $ 1,725 $ 1,053
8.50%, 01/31/2047 225 128
El Salvador Government International Bond
7.63%, 09/21/2034 125 89
8.63%, 02/28/2029 300 256
Gabon Government International Bond
6.63%, 02/06/2031 600 468
Ghana Government International Bond
0.00%, 04/07/2029
(f)
650 278
0.00%, 03/26/2032
(f)
200 85
0.00%, 04/07/2034
(f)
1,400 598
Guatemala Government Bond
5.25%, 08/10/2029 625 581
6.60%, 06/13/2036
(j)
325 313
Hungary Government International Bond
6.13%, 05/22/2028 650 660
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 18,333,000 1,170
6.50%, 02/15/2031 3,400,000 215
6.88%, 04/15/2029 3,215,000 208
7.00%, 02/15/2033 5,800,000 383
Iraq International Bond
5.80%, 01/15/2028 $ 1,181 1,086
Ivory Coast Government International Bond
4.88%, 01/30/2032
(j)
EUR 700 618
5.88%, 10/17/2031 200 188
6.63%, 03/22/2048 750 609
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027
(j)
$ 450 446
6.13%, 12/04/2027 200 198
Mexican Bonos
7.50%, 05/26/2033 MXN 7,871 402
7.75%, 11/23/2034 84,200 4,340
Mexico Government International Bond
4.88%, 05/19/2033 $ 840 780
6.35%, 02/09/2035 525 531
Nigeria Government International Bond
6.13%, 09/28/2028 225 191
7.14%, 02/23/2030 200 171
7.88%, 02/16/2032 825 697
Peru Government Bond
5.40%, 08/12/2034 PEN 4,225 977
6.15%, 08/12/2032 5,425 1,368
Qatar Government International Bond
4.50%, 04/23/2028 $ 225 223
Republic of Poland Government International Bond
5.50%, 11/16/2027 600 614
5.50%, 04/04/2053 755 728
5.75%, 11/16/2032 100 104
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 24,300 1,173
8.75%, 01/31/2044 19,400 762
8.88%, 02/28/2035 9,315 411
Republic of Uzbekistan International Bond
7.85%, 10/12/2028
(j)
$ 750 760
Romania Government Bond
4.85%, 07/25/2029 RON 2,300 457
5.00%, 02/12/2029 2,700 546
Saudi Government International Bond
4.50%, 10/26/2046 $ 300 243
Senegal Government International Bond
4.75%, 03/13/2028 EUR 525 505
5.38%, 06/08/2037 525 387
6.75%, 03/13/2048 $ 600 422
Slovenia Government International Bond
5.00%, 09/19/2033 1,050 1,035
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(j)
$ 700 $ 178
0.00%, 06/24/2030
(f)
400 102
Tunisian Republic
6.38%, 07/15/2026 EUR 1,200 884
Ukraine Government International Bond
0.00%, 09/01/2029
(f)
$ 250 68
0.00%, 05/21/2031
(f),(j)
325 75
0.00%, 05/21/2031
(f)
250 58
0.00%, 08/01/2041
(f),(n)
1,325 575
Uruguay Government International Bond
8.25%, 05/21/2031 UYU 13,725 323
$ 41,449
Student Loan Asset Backed Securities - 0.30%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(j)
$ 82 75
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(j)
130 123
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(j)
340 318
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(j)
100 77
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(j)
100 81
SLM Private Credit Student Loan Trust 2003-A
8.94%, 06/15/2032 87 85
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
8.95%, 03/15/2033 300 296
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(j)
85 82
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(j)
100 91
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(j)
160 126
$ 1,354
Supranational Bank - 0.18%
European Bank for Reconstruction & Development
6.30%, 10/26/2027 INR 36,000 420
Inter-American Development Bank
5.00%, 02/12/2024 13,000 155
5.70%, 11/12/2024 22,000 260
$ 835
Telecommunications - 0.20%
CommScope Inc
4.75%, 09/01/2029
(j)
$ 225 141
7.13%, 07/01/2028
(j)
170 80
CommScope Technologies LLC
5.00%, 03/15/2027
(j)
120 51
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(j)
468 449
SoftBank Group Corp
4.63%, 07/06/2028 200 178
$ 899
Transportation - 0.18%
Rand Parent LLC
8.50%, 02/15/2030
(j)
225 212
Transnet SOC Ltd
8.25%, 02/06/2028
(j)
625 608
$ 820
Water - 0.09%
Aegea Finance Sarl
9.00%, 01/20/2031
(j)
400 415
TOTAL BONDS $ 151,609

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS - 0 .97%
Principal
Amount (000's) Value (000's)
Airlines - 0.08%
Southwest Airlines Co
1.25%, 05/01/2025 $ 385 $ 377
Biotechnology - 0.17%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 121
1.25%, 05/15/2027 535 536
Guardant Health Inc
0.00%, 11/15/2027
(f)
85 58
Livongo Health Inc
0.88%, 06/01/2025 50 46
$ 761
Cosmetics & Personal Care - 0.01%
Beauty Health Co/The
1.25%, 10/01/2026
(j)
95 63
Entertainment - 0.01%
Penn Entertainment Inc
2.75%, 05/15/2026 40 51
Healthcare - Products - 0.04%
Envista Holdings Corp
1.75%, 08/15/2028
(j)
220 193
Healthcare - Services - 0.09%
Teladoc Health Inc
1.25%, 06/01/2027 535 430
Internet - 0.12%
Etsy Inc
0.13%, 09/01/2027 50 41
0.25%, 06/15/2028 155 119
Spotify USA Inc
0.00%, 03/15/2026
(f)
130 113
Uber Technologies Inc
0.00%, 12/15/2025
(f)
275 268
$ 541
Leisure Products & Services - 0.03%
NCL Corp Ltd
1.13%, 02/15/2027 140 114
Media - 0.13%
DISH Network Corp
0.00%, 12/15/2025
(f)
90 47
2.38%, 03/15/2024 140 134
3.38%, 08/15/2026 885 400
$ 581
Software - 0.29%
NextGen Healthcare Inc
3.75%, 11/15/2027 136 153
Splunk Inc
1.13%, 06/15/2027 996 960
Unity Software Inc
0.00%, 11/15/2026
(f)
225 182
$ 1,295
TOTAL CONVERTIBLE BONDS $ 4,406
SENIOR FLOATING RATE INTERESTS
- 0.45%
Principal
Amount (000's) Value (000's)
Building Materials - 0.02%
Summit Materials LLC
0.00%, 11/30/2028
(o),(p)
$ 90 $ 90
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Commercial Services - 0.08%
GTCR W Merger Sub LLC
0.00%, 09/20/2030
(o),(p)
365 365
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 1.50%, 03/25/2024
(f),(g),(p),(q)
67 2
1 Month USD LIBOR + 6.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Deluxe Entertainment Services Group Inc - Escrow
0.00%, PIK 2.50%, 09/25/2024
(f),(g),(p),(q)
$ 870 $ —
1 Month USD LIBOR + 6.50%
$ 2
Healthcare - Products - 0.03%
Bausch + Lomb Corp
9.33%, 09/14/2028
(p)
125 122
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Healthcare - Services - 0.05%
Star Parent Inc
9.39%, 09/19/2030
(p)
210 205
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Insurance - 0.02%
AmWINS Group Inc
8.21%, 02/18/2028
(p)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
HUB International Ltd
9.66%, 06/20/2030
(p)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 80
Internet - 0.08%
MH Sub I LLC
9.57%, 04/24/2028
(p)
204 198
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Uber Technologies Inc
8.16%, 03/03/2030
(p)
151 151
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 349
Leisure Products & Services - 0.06%
Carnival Corp
8.32%, 08/08/2027
(p)
92 92
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.69%, 10/18/2028
(p)
196 194
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 286
Media - 0.03%
Ziggo BV
6.93%, 01/31/2029
(p)
EUR 115 121
6 Month Euro Interbank Offered Rate +
3.00%
Retail - 0.02%
1011778 BC ULC
7.57%, 09/12/2030
(p)
$ 110 110
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Software - 0.05%
Open Text Corp
8.17%, 01/31/2030
(p)
97 97
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Playtika Holding Corp
8.19%, 03/11/2028
(p)
146 145
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 242

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0.01%
Rand Parent LLC
9.64%, 02/08/2030
(p)
$ 50 $ 49
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,021
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.72%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.72%
4.25%, 12/31/2024
(r)
$ 2,480 $ 2,456
4.50%, 11/30/2024 820 814
$ 3,270
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,270
TOTAL PURCHASED OPTIONS - 0.05% $ 212
Total Investments $ 437,126
Other Assets and Liabilities -  3.38% 15,266
TOTAL NET ASSETS - 100.00% $ 452,392
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $21,301 or 4.71% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $43,937 or 9.71% of net assets.
(f) Non-income producing security
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $63,216 or 13.97% of net assets.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $2,118 or 0.47% of net assets.
(m) Security purchased on a when-issued basis.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) This Senior Floating Rate Note will settle after November 30, 2023, at which time the interest rate will be determined.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,095 or 0.46% of net assets.
Portfolio Summary
Location Percent
United States 69.63%
Mexico 2.31%
United Kingdom 2 .07%
Cayman Islands 1.81%
Japan 1.47%
Brazil 1.27%
Canada 1.22%
Netherlands 1.13%
Israel 0.86%
Luxembourg 0.77%
Colombia 0.72%
Switzerland 0.68%
Australia 0.67%
South Africa 0.65%
Bermuda 0.61%
Peru 0.52%
France 0 .47%
Poland 0.46%
Indonesia 0.44%
Ireland 0.42%
Romania 0.40%
Sweden 0.39%
Czech Republic 0.39%
Jersey, Channel Islands 0.37%
Cote d'Ivoire 0.31%
Hungary 0.29%
Supranational 0.29%
Senegal 0.29%
Dominican Republic 0.29%
Norway 0.27%
Ukraine 0.26%
Egypt 0.26%
Argentina 0.26%
Slovenia 0.25%
Iraq 0.24%
Nigeria 0.23%
Singapore 0.22%
Ghana 0.21%
Saudi Arabia 0.21%
Tunisia 0.20%
Guatemala 0.20%
Spain 0.19%
Chile 0.19%
Panama 0.18%
Bahamas 0.18%
Uzbekistan 0.17%
Kazakhstan 0.16%
Denmark 0.16%
Germany 0.15%
Ecuador 0.13%
Gabon 0.10%
Venezuela 0.09%
Turkey 0.09%
Italy 0.09%
Hong Kong 0.09%
Uruguay 0.08%
El Salvador 0.08%
Liberia 0.07%
Mauritius 0.06%
Malaysia 0.06%
Purchased Options 0.05%
Qatar 0.05%
Belgium 0.04%
Virgin Islands, British 0.04%
Portugal 0.03%
Taiwan 0.03%
Finland 0.02%
Korea, Republic Of 0.01%
China 0.01%
Puerto Rico 0.01%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary (continued)
Location Percent
Austria 0.00%
Investments Sold Short (5.72)%
Other Assets and Liabilities
9.10%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 85,033 $ 104,022 $ 101,500 $ 87,555
$ 85,033 $ 104,022 $ 101,500 $ 87,555
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 1,187 $ — $ — $ —
$ 1,187 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Ball Corp N/A 43 $ 4 $ 40.00 01/22/2024 $ 1 $ — $ (1)
Put - Ball Corp N/A 297 30 $ 42.50 01/22/2024 43 1 (42)
Put - Baxter International Inc N/A 325 33 $ 32.50 01/22/2024 31 10 (21)
Put - BioMarin Pharmaceutical Inc N/A 121 12 $ 80.00 01/22/2024 22 4 (18)
Put - Carrier Global Corp N/A 63 6 $ 47.50 01/22/2024 4 5 1
Put - Carrier Global Corp N/A 34 3 $ 42.50 12/18/2023 2 — (2)
Put - Carrier Global Corp N/A 128 13 $ 45.00 01/22/2024 4 5 1
Put - Endeavor Group Hold-Class A N/A 416 42 $ 22.00 01/22/2024 19 11 (8)
Put - Endeavor Group Hold-Class A N/A 61 6 $ 19.00 12/18/2023 — — —
Put - Endeavor Group Hold-Class A N/A 354 35 $ 17.50 12/18/2023 7 — (7)
Put - Fidelity National Information
Services Inc
N/A 196 20 $ 50.00 01/22/2024 38 6 (32)
Put - Kellogg Co N/A 35 4 $ 42.50 12/18/2023 2 — (2)
Put - Liberty Media Corp - Class A N/A 130 13 $ 20.00 01/22/2024 1 1 —
Put - S&P 500 Index N/A 9 1 $ 4,025.00 03/18/2024 70 19 (51)
Put - S&P 500 Index N/A 10 1 $ 4,125.00 01/22/2024 74 8 (66)
Put - S&P 500 Index N/A 5 1 $ 4,050.00 02/20/2024 37 7 (30)
Put - S&P 500 Index N/A 9 1 $ 4,075.00 05/20/2024 63 39 (24)
Put - S&P 500 Index N/A 9 1 $ 4,450.00 01/02/2024 17 17 —
Put - Seagen Inc N/A 112 11 $ 190.00 06/24/2024 189 49 (140)
Put - Siemens AG N/A 75 EUR 8 EUR 120.00 12/18/2023 22 — (22)
Put - SPDR S&P 500 ETF TRUST N/A 16 $ 2 $ 430.00 12/18/2023 6 1 (5)
Put - SPDR S&P 500 ETF TRUST N/A 13 1 $ 444.00 12/18/2023 2 1 (1)
Put - SPDR S&P Retail ETF N/A 6 1 $ 58.00 01/22/2024 1 — (1)
Put - SPDR S&P Retail ETF N/A 21 2 $ 58.00 12/18/2023 3 — (3)
Put - Teck Resources Ltd-Class B N/A 40 4 $ 33.00 12/18/2023 1 — (1)
Put - Teck Resources Ltd-Class B N/A 62 6 $ 38.00 01/22/2024 13 12 (1)
Put - Teck Resources Ltd-Class B N/A 55 6 $ 32.00 12/18/2023 1 — (1)
Put - Teck Resources Ltd-Class B N/A 145 15 $ 32.00 01/22/2024 8 3 (5)
Put - thyssenkrupp AG N/A 1,061 EUR 106 EUR 6.10 12/18/2023 39 2 (37)
Put - thyssenkrupp AG N/A 487 49 EUR 6.50 01/22/2024 9 8 (1)
Put - United States Steel Corp N/A 176 $ 18 $ 28.00 12/18/2023 3 1 (2)
Put - Vale SA N/A 524 52 $ 11.00 12/18/2023 13 — (13)
Put - Vale SA N/A 169 17 $ 13.00 01/22/2024 4 2 (2)
Put - Western Digital Corp N/A 165 17 $ 32.50 12/18/2023 4 — (4)
Total $ 753 $ 212 $ (541)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Abbott Laboratories N/A 1 $ — $ 100.00 12/18/2023 $ (1) $ (1) $ —
Call - Ball Corp N/A 43 4 $ 45.00 01/22/2024 (20) (46) (26)
Call - Ball Corp N/A 239 24 $ 47.50 01/22/2024 (56) (199) (143)
Call - Ball Corp N/A 30 3 $ 50.00 01/22/2024 (10) (18) (8)
Call - Ball Corp N/A 28 3 $ 55.00 01/22/2024 (5) (6) (1)
Call - Baxter International Inc N/A 83 8 $ 35.00 01/22/2024 (11) (18) (7)
Call - BioMarin Pharmaceutical Inc N/A 121 12 $ 85.00 01/22/2024 (50) (93) (43)
Call - Capri Holdings Ltd N/A 169 17 $ 50.00 01/22/2024 (8) (7) 1
Call - Capri Holdings Ltd N/A 100 10 $ 57.50 01/22/2024 (1) — 1
Call - Carrier Global Corp N/A 34 3 $ 47.50 12/18/2023 (16) (16) —
Call - Carrier Global Corp N/A 128 13 $ 50.00 01/22/2024 (63) (45) 18
Call - Carrier Global Corp N/A 63 6 $ 52.50 01/22/2024 (21) (13) 8
Call - Coca-Cola Co/The N/A 3 — $ 57.50 12/18/2023 — — —
Call - Comcast Corp - Class A N/A 2 — $ 45.00 12/18/2023 — — —
Call - Endeavor Group Hold-Class A N/A 100 10 $ 22.50 12/18/2023 (15) (19) (4)
Call - Endeavor Group Hold-Class A N/A 467 47 $ 25.00 01/22/2024 (46) (35) 11
Call - Endeavor Group Hold-Class A N/A 148 15 $ 21.00 12/18/2023 (36) (50) (14)
Call - Endeavor Group Hold-Class A N/A 25 3 $ 26.00 02/20/2024 (3) (2) 1
Call - Fastenal Co N/A 1 — $ 59.62 12/18/2023 — — —
Call - Fidelity National Information
Services Inc
N/A 196 20 $ 55.00 01/22/2024 (59) (87) (28)
Call - Immunogen Inc N/A 25 3 $ 30.00 01/22/2024 (1) (3) (2)
Call - Immunogen Inc N/A 20 2 $ 30.00 12/18/2023 — (1) (1)
Call - Liberty Media Corp - Class A N/A 130 13 $ 25.00 01/22/2024 (33) (34) (1)
Call - Merck & Co Inc N/A 1 — $ 110.00 12/18/2023 — — —
Call - Procter & Gamble Co/The N/A 1 — $ 155.00 12/18/2023 — — —
Call - Siemens AG N/A 50 EUR 5 EUR 130.00 12/18/2023 (16) (133) (117)
Call - Siemens AG N/A 25 3 EUR 128.00 12/18/2023 (18) (72) (54)
Call - Sovos Brands Inc N/A 376 $ 38 $ 25.00 02/20/2024 (3) — 3
Call - SPDR S&P 500 ETF TRUST N/A 16 2 $ 440.00 12/18/2023 (10) (28) (18)
Call - Splunk Inc N/A 15 2 $ 145.00 12/18/2023 (7) (10) (3)
Call - Splunk Inc N/A 14 1 $ 150.00 12/18/2023 (1) (3) (2)
Call - Starbucks Corp N/A 1 — $ 100.00 12/18/2023 — — —
Call - Teck Resources Ltd-Class B N/A 30 3 $ 38.00 02/20/2024 (7) (7) —
Call - Teck Resources Ltd-Class B N/A 62 6 $ 42.00 01/22/2024 (15) (3) 12
Call - Teck Resources Ltd-Class B N/A 34 3 $ 40.00 01/22/2024 (4) (3) 1
Call - Teck Resources Ltd-Class B N/A 82 8 $ 37.00 12/18/2023 (7) (11) (4)
Call - thyssenkrupp AG N/A 621 EUR 62 EUR 7.10 01/22/2024 (26) (17) 9
Call - thyssenkrupp AG N/A 780 78 EUR 7 .00 01/22/2024 (40) (25) 15
Call - United States Steel Corp N/A 31 $ 3 $ 35.00 12/18/2023 (3) (5) (2)
Call - United States Steel Corp N/A 176 18 $ 32.00 12/18/2023 (55) (74) (19)
Call - Vale SA N/A 169 17 $ 15.00 01/22/2024 (12) (12) —
Call - Western Digital Corp N/A 165 17 $ 37.50 12/18/2023 (73) (180) (107)
Call - Williams Cos Inc/The N/A 3 — $ 37.00 12/18/2023 — — —
Put - S&P 500 Index N/A 9 1 $ 3,675.00 05/20/2024 (28) (18) 10
Put - S&P 500 Index N/A 9 1 $ 3,625.00 03/18/2024 (32) (8) 24
Put - Seagen Inc N/A 112 11 $ 145.00 06/24/2024 (49) (19) 30
Put - SPDR S&P 500 ETF TRUST N/A 17 2 $ 415.00 12/18/2023 (2) — 2
Put - SPDR S&P Retail ETF N/A 21 2 $ 51.00 12/18/2023 (1) — 1
Put - SPDR S&P Retail ETF N/A 6 1 $ 51.00 01/22/2024 — — —
Total $ (864) $ (1,321) $ (457)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; December 2024 Short 185 $ 44,305 $ (99)
Australia 10 Year Bond; December 2023 Short 89 6,625 21
Brent Crude; February 2024
(a)
Long 20 1,617 (11)
CAC40 Index; December 2023 Short 4 319 (3)
Canada 10 Year Bond; March 2024 Short 57 5,031 (58)
Cocoa; March 2024
(a)
Long 17 764 48
Coffee 'C'; March 2024
(a)
Long 2 139 12
Corn; March 2024
(a)
Short 60 1,448 17
Cotton No.2; March 2024
(a)
Short 13 520 3
DAX Index; December 2023 Short 1 442 (35)
DJ Euro Stoxx 50; December 2023 Short 3 143 (4)
DJ Euro Stoxx 50; December 2023 Long 13 621 3

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Dollar Index; December 2023 Long 15 $ 1,551 $ (13)
E-Mini DJIA Index; December 2023 Short 8 1,440 (117)
Euribor; December 2024 Short 172 45,457 (172)
Euro Bond 10 Year Bond; December 2023 Short 54 7,776 (149)
Euro Schatz; December 2023 Short 228 26,154 (81)
Euro Schatz; March 2024 Short 76 8,751 1
Euro-Bobl 5 Year; December 2023 Short 76 9,720 (124)
FTSE100 Index; December 2023 Short 13 1,225 5
Gasoline RBOB; January 2024
(a)
Long 4 366 (5)
Gold 100 oz; February 2024
(a)
Short 2 411 (7)
Hang Seng Index; December 2023 Short 22 2,401 55
ICE 3 Month Sterling Overnight Index Average; December 2024 Short 30 9,043 (78)
Japan 10 Year Bond TSE; December 2023 Short 12 11,854 (143)
Japan Topix Index; December 2023 Long 22 3,526 40
KC HRW Wheat; March 2024
(a)
Short 30 965 2
LME Copper; December 2023
(a)
Short — — (5)
LME Copper; March 2024
(a)
Short 8 1,696 (92)
LME PRI Alum; December 2023
(a)
Short — — (15)
LME PRI Alum; March 2024
(a)
Short 13 716 24
LME Zinc; December 2023
(a)
Short — — (31)
LME Zinc; March 2024
(a)
Short 4 247 13
Low Sulphur Gasoline; January 2024
(a)
Long 25 1,966 (33)
Mini Japan 10 Year Bond; December 2023 Short 9 890 (7)
Nasdaq 100 E-Mini; December 2023 Long 18 5,755 69
Natural Gas; January 2024
(a)
Short 36 1,009 94
Nikkei 225 OSE; December 2023 Long 16 3,615 85
NY Harb ULSD; January 2024
(a)
Long 16 1,851 (15)
Russell 2000 Emini; December 2023 Short 185 16,763 279
S&P 500 Emini; December 2023 Short 11 2,517 (43)
S&P 500 Emini; December 2023 Long 15 3,433 22
S&P/TSX 60 Index; December 2023 Short 3 539 (5)
Silver; March 2024
(a)
Short 5 642 (37)
Soybean Meal; March 2024
(a)
Long 21 870 (38)
Soybean Oil; March 2024
(a)
Short 21 656 (12)
Soybean; March 2024
(a)
Short 5 341 (11)
Sugar #11; March 2024
(a)
Long 50 1,458 (38)
UK 10 Year Gilt; March 2024 Short 33 4,028 (12)
US 10 Year Note; March 2024 Long 59 6,478 54
US 10 Year Note; March 2024 Short 78 8,564 (19)
US 10 Year Ultra Note; March 2024 Short 71 8,060 (2)
US 2 Year Note; March 2024 Long 275 56,227 97
US 2 Year Note; March 2024 Short 177 36,190 (80)
US 5 Year Note; March 2024 Long 242 25,858 76
US 5 Year Note; March 2024 Short 101 10,792 (30)
US Long Bond; March 2024 Short 45 5,240 (11)
US Ultra Bond; March 2024 Short 10 1,230 (6)
Wheat; March 2024
(a)
Short 42 1,256 (15)
WTI Crude; January 2024
(a)
Long 21 1,595 (27)
Total $ (663)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/22/2023 AUD 7,674 $ 4,972 $ 102 $ —
Bank of America NA 12/22/2023 GBP 7,085 $ 8,799 147 —
Bank of America NA 12/22/2023 CAD 7,244 $ 5,311 35 (8)
Bank of America NA 12/22/2023 EUR 6,154 $ 6,637 75 (6)
Bank of America NA 12/22/2023 JPY 671,030 $ 4,492 49 (4)
Bank of America NA 12/22/2023 MXN 139,952 $ 7,920 120 (5)
Bank of America NA 12/22/2023 NZD 6,267 $ 3,757 103 —
Bank of America NA 12/22/2023 CHF 7,732 $ 8,723 126 —
Bank of America NA 12/22/2023 $ 3,562 MXN 64,074 1 (118)
Bank of America NA 12/22/2023 $ 12,377 GBP 10,114 — (394)
Bank of America NA 12/22/2023 $ 14,281 JPY 2,093,738 145 (31)
Bank of America NA 12/22/2023 $ 10,115 EUR 9,487 1 (220)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 12/22/2023 $ 14,173 CAD 19,322 $ 10 $ (80)
Bank of America NA 12/22/2023 $ 14,332 CHF 12,859 — (386)
Bank of America NA 12/22/2023 $ 6,667 NZD 11,308 — (297)
Bank of America NA 12/22/2023 $ 7,927 AUD 12,343 — (232)
Barclays Bank PLC 01/31/2024 $ 122 EUR 115 — (3)
BNP Paribas 12/20/2023 $ 743 CHF 655 — (6)
Citigroup Inc 12/15/2023 EUR 350 $ 384 — (2)
Citigroup Inc 12/15/2023 $ 82 EUR 75 — —
Citigroup Inc 12/21/2023 PLN 6,250 $ 1,571 — (9)
Citigroup Inc 12/21/2023 $ 1,656 BRL 8,125 9 —
Citigroup Inc 12/21/2023 $ 1,724 COP 7,100,000 — (39)
Deutsche Bank AG 12/20/2023 $ 3,606 EUR 3,353 — (46)
Goldman Sachs & Co 12/05/2023 AUD 38 $ 25 1 —
Goldman Sachs & Co 12/05/2023 $ 630 AUD 943 8 (1)
Goldman Sachs & Co 12/12/2023 EUR 353 $ 384 — —
Goldman Sachs & Co 12/12/2023 $ 1,872 EUR 1,763 — (48)
Goldman Sachs & Co 12/19/2023 EUR 46 $ 49 1 —
Goldman Sachs & Co 12/19/2023 $ 49 EUR 46 — (1)
Goldman Sachs & Co 12/20/2023 $ 249 EUR 232 — (4)
Goldman Sachs & Co 12/21/2023 $ 618 MXN 10,600 10 —
Goldman Sachs & Co 12/26/2023 $ 1,399 JPY 194,327 84 —
Goldman Sachs & Co 12/27/2023 $ 982 GBP 783 1 (9)
Goldman Sachs & Co 12/27/2023 $ 123 EUR 116 — (2)
Goldman Sachs & Co 12/28/2023 $ 332 EUR 305 — —
Goldman Sachs & Co 02/20/2024 EUR 185 $ 203 — (1)
Goldman Sachs & Co 02/20/2024 $ 202 EUR 185 — —
HSBC Securities Inc 12/15/2023 EUR 725 $ 789 1 —
HSBC Securities Inc 12/15/2023 $ 819 EUR 750 2 —
HSBC Securities Inc 12/21/2023 IDR 23,600,000 $ 1,513 6 —
HSBC Securities Inc 12/21/2023 KRW 4,050,000 $ 3,117 12 —
HSBC Securities Inc 12/21/2023 $ 2,007 ZAR 37,500 20 —
JPMorgan Chase 12/06/2023 GBP 143 $ 176 5 —
JPMorgan Chase 12/06/2023 $ 330 GBP 263 1 (3)
JPMorgan Chase 12/15/2023 $ 6,036 EUR 5,625 — (90)
JPMorgan Chase 12/18/2023 $ 294 EUR 268 2 —
JPMorgan Chase 12/19/2023 EUR 91 $ 96 3 —
JPMorgan Chase 12/19/2023 $ 97 EUR 91 — (2)
JPMorgan Chase 12/21/2023 EUR 1,430 $ 1,564 — (6)
JPMorgan Chase 12/21/2023 $ 859 EUR 800 — (12)
JPMorgan Chase 12/22/2023 $ 109 EUR 100 — —
JPMorgan Chase 12/27/2023 $ 150 EUR 140 — (3)
JPMorgan Chase 12/28/2023 $ 800 EUR 734 1 —
Merrill Lynch 12/05/2023 $ 163 EUR 150 — —
Merrill Lynch 01/31/2024 $ 277 EUR 261 — (8)
Morgan Stanley & Co 12/20/2023 $ 653 CAD 885 — —
Morgan Stanley & Co 12/20/2023 $ 2,675 GBP 2,144 — (32)
Morgan Stanley & Co 12/20/2023 $ 577 SEK 6,390 — (32)
Royal Bank of Scotland 12/20/2023 GBP 1,682 $ 2,085 38 —
State Street Financial Global Markets 12/20/2023 EUR 3,147 $ 3,371 57 —
State Street Financial Global Markets 12/20/2023 SEK 6,390 $ 574 35 —
Toronto Dominion Bank 12/20/2023 CHF 655 $ 737 12 —
Total $ 1,223 $ (2,140)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
November 30,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.37% (1.00)% Quarterly 12/20/2025 $ 525 $ (5) $ (2) $ — $ (7)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.37% (1.00)% Quarterly 12/20/2025 500 (4) (2) — (6)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.37% (1.00)% Quarterly 12/20/2025 750 (5) (4) — (9)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
November 30,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.37% (1.00)% Quarterly 12/20/2025 $ 400 $ (4) $ (1) $ — $ (5)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 525 (5) (2) — (7)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 500 (4) (2) — (6)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 550 (4) (3) — (7)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.36% (1.00)% Quarterly 12/20/2025 500 (4) (2) — (6)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.36% (1.00)% Quarterly 12/20/2025 525 (5) (2) — (7)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.36% (1.00)% Quarterly 12/20/2025 500 (4) (2) — (6)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.36% (1.00)% Quarterly 12/20/2025 300 (2) (2) — (4)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.37% (1.00)% Quarterly 12/20/2025 500 (4) (2) — (6)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.37% (1.00)% Quarterly 12/20/2025 525 (5) (2) — (7)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.37% (1.00)% Quarterly 12/20/2025 550 (4) (3) — (7)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.37% (1.00)% Quarterly 12/20/2025 200 (2) (1) — (3)
Total $ (61) $ (32) $ — $ (93)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
November 30,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.41 N/A (5.00)% Quarterly 12/20/2028 $ 3,257 $ (36) $ (87) $ (123)
CDX.NA.HY.41 N/A (5.00)% Quarterly 12/20/2028 1,886 (21) (50) (71)
ITRX.40 N/A (5.00)% Quarterly 12/20/2028 EUR 5,175 (209) (83) (292)
Total $ (266) $ (220) $ (486)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of Deposit Pay 3.72% Annual Annual N/A 12/20/2028 KRW 5,100,000 $ 33 $ — $ 33
3 Month KRW Certificate of Deposit Pay 3.72% Annual Annual N/A 12/20/2028 1,700,000 17 (6) 11
Brazil Cetip DI Interbank Deposit Rate Pay 10.17% Annual Annual N/A 01/04/2027 BRL 22,800 — — —
Total $ 50 $ (6) $ 44
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on
Overnight Bank Funding Rate
plus/less spread
Total return on a custom basket of
long securities traded in foreign
currencies but settle in USD
Monthly 02/22/2024-
11/27/2024
$ 21,985 $ — $ 200 $ —
JPMorgan Chase Floating rate based on
Overnight Bank Funding Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 03/27/2024-
12/30/2024
2,882 — 100 —
Morgan Stanley & Co
(b)
Floating rate based on 1 Day
Federal Funds Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 93,602 — 5,357 —
Total $ 118,469 $ — $ 5,657 $ —
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Exxon Mobil Corp
(42,767)
$ (4,394)
(19.99)%
Chevron Corp
(20,609)
(2,959)
(13.46)%
Seagen Inc
11,000
2,345
10.67%
Smurfit Kappa Group PLC
(46,694)
(1,769)
(8.04)%
Amedisys Inc
17,009
1,592
7.24%
thyssenkrupp AG
208,128
1,566
7.12%
JSR Corp
44,673
1,226
5.58%
Dechra Pharmaceuticals PLC
19,545
944
4.29%
Baxter International Inc
24,700
891
4.05%
Sovos Brands Inc
31,859
698
3.18%
Fidelity National Information Services Inc
11,000
645
2.93%
Capri Holdings Ltd
13,268
643
2.92%
United States Steel Corp
16,168
580
2.64%
Siemens AG
2,106
353
1.60%
Endeavor Group Holdings Inc
13,500
328
1.49%
Vale SA
16,900
254
1.16%
Chr Hansen Holding A/S
2,708
217
0.99%
Novozymes A/S
(4,143)
(215)
(0.98)%
Covestro AG
3,704
194
0.88%
Vivendi SE
11,551
109
0.50%
Euronav NV
3,538
63
0.29%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
2,992
$ 1,134
1.21%
Apple Inc
5,409
1,027
1.10%
Moderna Inc
(11,790)
(916)
(0.98)%
Xylem Inc/NY
(7,679)
(807)
(0.86)%
Western Digital Corp
(15,702)
(759)
(0.81)%
Tyson Foods Inc
(15,835)
(742)
(0.79)%
Hess Corp
(5,191)
(730)
(0.78)%
Lamb Weston Holdings Inc
(7,145)
(715)
(0.76)%
Alphabet Inc - A Shares
5,325
706
0.75%
First Solar Inc
(3,993)
(630)
(0.67)%
Catalent Inc
(15,959)
(620)
(0.66)%
Avery Dennison Corp
(3,187)
(620)
(0.66)%
Axon Enterprise Inc
(2,640)
(607)
(0.65)%
Amazon.com Inc
4,046
591
0.63%
Insulet Corp
(3,109)
(588)
(0.63)%
Corteva Inc
(12,215)
(552)
(0.59)%
Marathon Oil Corp
(21,608)
(549)
(0.59)%
Teradyne Inc
(5,922)
(546)
(0.58)%
Alaska Air Group Inc
(13,479)
(510)
(0.54)%
Qorvo Inc
(5,090)
(491)
(0.53)%
Fidelity National Information Services Inc
(8,354)
(490)
(0.52)%
PTC Inc
(3,103)
(488)
(0.52)%
NVIDIA Corp
1,041
487
0.52%
Schlumberger NV
(9,340)
(486)
(0.52)%
Texas Instruments Inc
(3,179)
(485)
(0.52)%
Southwest Airlines Co
(18,976)
(485)
(0.52)%
Westrock Co
(11,528)
(475)
(0.50)%
Air Products and Chemicals Inc
(1,715)
(464)
(0.50)%
Corning Inc
(16,149)
(460)
(0.49)%
United Airlines Holdings Inc
(11,439)
(451)
(0.48)%
Clorox Co/The
(3,102)
(445)
(0.48)%
Meta Platforms Inc
1,356
444
0.47%
Monster Beverage Corp
(8,011)
(442)
(0.47)%
Estee Lauder Cos Inc/The
(3,360)
(429)
(0.46)%
Tyler Technologies Inc
(1,021)
(417)
(0.45)%
Zoetis Inc
(2,351)
(415)
(0.44)%
Analog Devices Inc
(2,239)
(411)
(0.44)%
Quest Diagnostics Inc
(2,934)
(403)
(0.43)%
Salesforce Inc
1,591
401
0.43%
Caterpillar Inc
1,593
399
0.43%
ONEOK Inc
(5,796)
(399)
(0.43)%
Cummins Inc
(1,767)
(396)
(0.42)%
Albemarle Corp
(3,219)
(390)
(0.42)%
NRG Energy Inc
8,141
389
0.42%
Equifax Inc
(1,783)
(388)
(0.41)%
Domino's Pizza Inc
(979)
(385)
(0.41)%
Lululemon Athletica Inc
(859)
(384)
(0.41)%
Alliant Energy Corp
(7,527)
(381)
(0.41)%
Equinix Inc
(466)
(380)
(0.41)%
Cisco Systems Inc
7,848
380
0.41%
(b) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (5 .70)% Shares Value (000's)
Advertising - (0.01)%
Interpublic Group of Cos Inc/The 141 $ 4
Omnicom Group Inc 336 27
$ 31
Aerospace & Defense - (0.12)%
Airbus SE 441 66
Boeing Co/The 2 —
CAE Inc 10,535 209
Melrose Industries PLC 16,338 107
Rheinmetall AG 100 30
RTX Corp 1,105 90
$ 502
Agriculture - (0.02)%
Bunge Global SA 818 90
Apparel - (0.01)%
Deckers Outdoor Corp 36 24
Puma SE 77 5
$ 29
Automobile Manufacturers - (0.03)%
Renault SA 2,767 109
Toyota Motor Corp 2,900 55
$ 164
Automobile Parts & Equipment - (0.05)%
Aptiv PLC 1,577 131
BorgWarner Inc 2,102 71
$ 202
Banks - (0.10)%
Danske Bank A/S 7,137 185
National Bank of Canada 2,900 192
Standard Chartered PLC 3,154 26
UBS Group AG 732 21
$ 424
Beverages - (0.09)%
Davide Campari-Milano NV 21,947 240
Diageo PLC 711 25
JDE Peet's NV 3,297 88
Remy Cointreau SA 336 40
$ 393
Biotechnology - (0.09)%
Bachem Holding AG 796 59
Biogen Inc 235 55
Bio-Rad Laboratories Inc 563 172
Corteva Inc 290 13
Regeneron Pharmaceuticals Inc 108 89
Seagen Inc 59 13
Swedish Orphan Biovitrum AB 2,359 56
$ 457
Building Materials - (0.09)%
Builders FirstSource Inc 914 123
Svenska Cellulosa AB SCA 12,573 187
TOTO Ltd 3,100 80
$ 390
Chemicals - (0.16)%
Chr Hansen Holding A/S 6 1
DSM-Firmenich AG 41 4
DuPont de Nemours Inc 1,727 124
EMS-Chemie Holding AG 24 17
Nippon Paint Holdings Co Ltd 600 4
Novozymes A/S 962 50
Nutrien Ltd 2,100 112
OCI NV 8,086 174
Solvay SA 753 87
Symrise AG 401 45
Westlake Corp 580 74
$ 692
Coal - (0.01)%
Teck Resources Ltd 800 30
COMMON STOCKS (continued) Shares Value (000’s)
Commercial Services - (0.24)%
Amadeus IT Group SA 3,288 $ 226
Ashtead Group PLC 742 45
Dai Nippon Printing Co Ltd 7,000 197
Equifax Inc 408 89
Quanta Services Inc 446 84
Rentokil Initial PLC 39,673 215
TOPPAN Holdings Inc 3,000 70
TransUnion 2,223 131
$ 1,057
Computers - (0.06)%
Hewlett Packard Enterprise Co 232 4
Nomura Research Institute Ltd 700 20
Super Micro Computer Inc 413 113
Western Digital Corp 2,928 141
$ 278
Consumer Products - (0.01)%
Avery Dennison Corp 319 62
Cosmetics & Personal Care - (0.03)%
Beiersdorf AG 467 65
Kose Corp 900 64
Shiseido Co Ltd 2,100 56
$ 185
Distribution & Wholesale - (0.03)%
D'ieteren Group 438 75
Mitsui & Co Ltd 1,100 40
$ 115
Diversified Financial Services - (0.07)%
Ameriprise Financial Inc 34 12
Brookfield Asset Management Ltd 945 33
London Stock Exchange Group PLC 1,632 184
Raymond James Financial Inc 787 83
$ 312
Electric - (0.02)%
Elia Group SA/NV 830 90
Kansai Electric Power Co Inc/The 600 8
$ 98
Electronics - (0.21)%
Azbil Corp 4,500 145
Hirose Electric Co Ltd 200 22
Ibiden Co Ltd 4,700 225
Jabil Inc 182 21
Keysight Technologies Inc 1,027 140
Mettler-Toledo International Inc 44 48
MINEBEA MITSUMI Inc 5,000 95
Murata Manufacturing Co Ltd 2,400 47
TDK Corp 2,600 121
Trimble Inc 1,004 47
$ 911
Energy - Alternate Sources - (0.07)%
First Solar Inc 916 145
Vestas Wind Systems A/S 5,735 159
$ 304
Engineering & Construction - (0.11)%
Auckland International Airport Ltd 7,793 38
Ferrovial SE 6,471 224
Jacobs Solutions Inc 390 50
Keppel Corp Ltd 23,100 115
Skanska AB 2,678 43
Taisei Corp 300 10
$ 480
Entertainment - (0.02)%
Flutter Entertainment PLC 550 86
Environmental Control - (0.01)%
GFL Environmental Inc 1,400 40
Veralto Corp 250 19
$ 59

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Food - (0.11)%
HelloFresh SE 3,440 $ 53
Hormel Foods Corp 1,720 53
Kerry Group PLC 1,327 107
Lotus Bakeries NV 12 104
Nissin Foods Holdings Co Ltd 600 60
Ocado Group PLC 4,641 35
Salmar ASA 1,767 97
Yakult Honsha Co Ltd 2,800 63
$ 572
Healthcare - Products - (0.39)%
Agilent Technologies Inc 2,459 314
Align Technology Inc 27 6
Asahi Intecc Co Ltd 7,800 151
Avantor Inc 10,926 231
Danaher Corp 752 168
Exact Sciences Corp 1,892 121
Fisher & Paykel Healthcare Corp Ltd 16,709 243
Hologic Inc 1,161 83
Olympus Corp 1,300 19
QIAGEN NV 3,809 156
Revvity Inc 649 58
STERIS PLC 219 44
Waters Corp 704 198
West Pharmaceutical Services Inc 158 55
$ 1,847
Healthcare - Services - (0.10)%
BioMerieux 1,579 170
Catalent Inc 662 26
DaVita Inc 372 38
Laboratory Corp of America Holdings 302 66
Lonza Group AG 63 24
Ramsay Health Care Ltd 2,383 77
$ 401
Holding Companies - Diversified - (0.02)%
Jardine Matheson Holdings Ltd 2,600 101
Home Furnishings - (0.08)%
Panasonic Holdings Corp 3,900 40
Sharp Corp/Japan 23,700 148
Sony Group Corp 1,900 163
$ 351
Insurance - (0.05)%
Erie Indemnity Co 451 133
Prudential PLC 10,001 109
Sampo Oyj 90 4
$ 246
Internet - (0.09)%
CDW Corp/DE 62 13
Okta Inc 393 26
Sea Ltd ADR 417 15
SEEK Ltd 992 16
Snap Inc Class A 8,668 120
Zillow Group Inc - C Shares 5,520 226
$ 416
Investment Companies - (0.18)%
EXOR NV 223 22
Industrivarden AB - C Shares 2,655 80
Investor AB - B Shares 14,199 295
L E Lundbergforetagen AB 3,649 178
Sofina SA 351 78
Washington H Soul Pattinson & Co Ltd 3,507 77
$ 730
Leisure Products & Services - (0.10)%
Carnival Corp 6,135 92
Yamaha Corp 15,200 355
$ 447
Lodging - (0.12)%
Galaxy Entertainment Group Ltd 65,000 336
Hyatt Hotels Corp 1,355 156
MGM Resorts International 1,822 72
COMMON STOCKS (continued) Shares Value (000’s)
Lodging (continued)
Wynn Resorts Ltd 127 $ 11
$ 575
Machinery - Construction & Mining - 0.00%
Siemens Energy AG 116 1
Machinery - Diversified - (0.22)%
FANUC Corp 4,000 111
Graco Inc 1,715 139
Hexagon AB 12,497 125
Toro Co/The 2,964 246
Yaskawa Electric Corp 10,400 399
$ 1,020
Media - (0.12)%
Bollore SE 33,630 192
Charter Communications Inc 518 207
Liberty Broadband Corp - C Shares 1,258 105
News Corp - A Shares 1,953 43
$ 547
Mining - (0.09)%
IGO Ltd 723 4
Ivanhoe Mines Ltd 10,500 94
Newmont Corp 1,434 58
Sumitomo Metal Mining Co Ltd 5,800 168
Wheaton Precious Metals Corp 1,700 83
$ 407
Miscellaneous Manufacturers - (0.07) %
Teledyne Technologies Inc 806 325
Office & Business Equipment - (0.03)%
Zebra Technologies Corp 495 117
Oil & Gas - (0.46)%
Chevron Corp 6,630 952
Exxon Mobil Corp 6,937 713
Hess Corp 1,350 190
HF Sinclair Corp 2,397 126
Repsol SA 2,847 44
Tourmaline Oil Corp 1,000 48
$ 2,073
Packaging & Containers - (0.01)%
Ball Corp 725 40
SIG Group AG 728 17
$ 57
Pharmaceuticals - (0.05)%
Bayer AG 482 17
Eisai Co Ltd 3,300 171
Pfizer Inc 1,360 41
$ 229
Private Equity - (0.07)%
3i Group PLC 2,829 80
Blackstone Inc 135 15
EQT AB 1,328 31
KKR & Co Inc 2,095 159
$ 285
Real Estate - (0.12)%
CBRE Group Inc 5,149 407
REA Group Ltd 578 59
UOL Group Ltd 11,900 52
Wharf Real Estate Investment Co Ltd 17,000 54
$ 572
REITs - (0.43)%
Kimco Realty Corp 22,642 437
Realty Income Corp 27,827 1,502
$ 1,939
Retail - (0.31)%
AutoZone Inc 5 13
Canadian Tire Corp Ltd 1,300 135
CarMax Inc 1,301 83
Dollar Tree Inc 1,986 245
MatsukiyoCocokara & Co 1,200 21
McDonald's Holdings Co Japan Ltd 900 38
Nitori Holdings Co Ltd 2,500 287

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2023 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Retail (continued)
Reece Ltd 14,917 $ 190
Tractor Supply Co 16 3
Ulta Beauty Inc 370 158
Zensho Holdings Co Ltd 3,700 205
$ 1,378
Semiconductors - (0.20)%
Advantest Corp 400 12
Analog Devices Inc 421 77
Hamamatsu Photonics KK 9,200 364
Lattice Semiconductor Corp 3,484 204
ON Semiconductor Corp 2,305 164
STMicroelectronics NV 409 19
Teradyne Inc 335 31
$ 871
Software - (0.30)%
Bentley Systems Inc 1,884 98
Ceridian HCM Holding Inc 2,598 179
Confluent Inc 788 17
Electronic Arts Inc 674 93
Jack Henry & Associates Inc 107 17
Koei Tecmo Holdings Co Ltd 1,300 16
Konami Group Corp 300 15
Palantir Technologies Inc 7,745 155
PTC Inc 589 93
ROBLOX Corp 1,347 53
SS&C Technologies Holdings Inc 2,592 146
Take-Two Interactive Software Inc 277 44
Twilio Inc 424 27
Tyler Technologies Inc 138 56
WiseTech Global Ltd 6,927 305
Xero Ltd 2,131 145
$ 1,459
Telecommunications - (0.02)%
SoftBank Group Corp 500 20
Telenor ASA 773 8
T-Mobile US Inc 704 106
$ 134
Transportation - (0.30)%
Canadian Pacific Kansas City Ltd 1,400 101
CSX Corp 3,661 118
DSV A/S 1,164 175
JB Hunt Transport Services Inc 997 185
Keisei Electric Railway Co Ltd 12,300 495
Knight-Swift Transportation Holdings Inc 1,231 66
MTR Corp Ltd 143 1
Old Dominion Freight Line Inc 151 59
West Japan Railway Co 3,000 119
$ 1,319
TOTAL COMMON STOCKS (proceeds $25,610) $ 25,770
PREFERRED STOCKS - (0.01)%
Electronics - (0.01)%
Sartorius AG 1.44% 153 $ 50
TOTAL PREFERRED STOCKS (proceeds $58) $ 50
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.01)%
Principal Amount
(000's) Value (000's)
U.S. Treasury - (0.01)%
3.25%, 06/30/2029 $ 73 $ 69
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $74) $ 69
TOTAL SHORT SALES (proceeds $25,742) $ 25,889

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .01 % Shares Held Value (000's)
Money Market Funds - 2 .01%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
505 $ —
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
330,707 331
$ 331
TOTAL INVESTMENT COMPANIES $ 331
COMMON STOCKS - 97 .74 % Shares Held Value (000's)
Commercial Services - 8 .51%
Atlas Arteria Ltd 38,631 $ 148
CCR SA 149,622 412
Transurban Group 98,947 845
$ 1,405
Electric - 43 .89%
ALLETE Inc 7,532 418
American Electric Power Co Inc 9,146 728
CenterPoint Energy Inc 18,664 528
CLP Holdings Ltd 47,000 365
CMS Energy Corp 8,551 485
DTE Energy Co 4,317 449
EDP Renovaveis SA 19,520 356
Emera Inc 10,700 376
Entergy Corp 6,083 617
National Grid PLC 43,389 563
NextEra Energy Inc 18,516 1,083
PG&E Corp 22,346 384
Public Service Enterprise Group Inc 5,719 357
Sempra 7,378 538
$ 7,247
Engineering & Construction - 15 .17%
Aena SME SA
(d)
3,577 615
Aeroports de Paris SA 1,260 155
Beijing Capital International Airport Co Ltd
(e)
812,000 294
Cellnex Telecom SA - Rights
(d),(e)
15,245 582
China Tower Corp Ltd
(d)
3,234,000 335
Enav SpA
(d)
41,730 149
Grupo Aeroportuario del Centro Norte SAB de CV 27,100 243
Vinci SA 1,067 131
$ 2,504
Gas - 1 .80%
China Resources Gas Group Ltd 94,800 297
Pipelines - 9 .11%
DT Midstream Inc 7,656 439
Gibson Energy Inc 28,900 436
Williams Cos Inc/The 17,089 629
$ 1,504
REITs - 9 .22%
American Tower Corp 5,356 1,118
Crown Castle Inc 3,454 405
$ 1,523
Transportation - 5 .78%
Canadian National Railway Co 4,300 499
Kyushu Railway Co 7,200 150
Union Pacific Corp 1,352 305
$ 954
Water - 4 .26%
Aguas Andinas SA 556,537 170
Severn Trent PLC 16,219 533
$ 703
TOTAL COMMON STOCKS $ 16,137
Total Investments $ 16,468
Other Assets and Liabilities -  0.25% 42
TOTAL NET ASSETS - 100.00% $ 16,510
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,681 or 10.18% of net assets.
(e) Non-income producing security
Portfolio Summary
Location Percent
United States 53 .39%
Spain 9 .41%
Canada 7 .94%
United Kingdom 6 .64%
Australia 6 .02%
Hong Kong 4 .01%
China 3 .81%
Brazil 2 .49%
France 1 .73%
Mexico 1 .47%
Chile 1 .03%
Japan 0 .91%
Italy 0 .90%
Other Assets and Liabilities
0 .25%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
November 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 682 $ 356 $ 707 $ 331
$ 682 $ 356 $ 707 $ 331
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 6 $ — $ — $ —
$ 6 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .94 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .50%
iShares MSCI EAFE ETF 234,500 $ 16,982
Money Market Funds - 0 .44%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
2,945,677 2,946
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
2,105,166 2,105
$ 5,051
TOTAL INVESTMENT COMPANIES $ 22,033
COMMON STOCKS - 97 .36 % Shares Held Value (000's)
Advertising - 0 .22%
Dentsu Group Inc 14,600 $ 393
Publicis Groupe SA 16,499 1,394
WPP PLC 77,481 693
$ 2,480
Aerospace & Defense - 1 .85%
Airbus SE 42,732 6,351
BAE Systems PLC 219,193 2,908
Dassault Aviation SA 1,456 289
Elbit Systems Ltd 1,922 383
Leonardo SpA 29,174 447
Melrose Industries PLC 97,017 637
MTU Aero Engines AG 3,880 795
Rheinmetall AG 3,140 947
Rolls-Royce Holdings PLC
(d)
606,727 2,070
Saab AB 5,772 297
Safran SA 24,640 4,332
Singapore Technologies Engineering Ltd 112,500 312
Thales SA 7,576 1,132
$ 20,900
Agriculture - 0 .79%
British American Tobacco PLC 153,151 4,873
Imperial Brands PLC 61,385 1,435
Japan Tobacco Inc 86,500 2,225
Wilmar International Ltd 138,500 376
$ 8,909
Airlines - 0 .14%
ANA Holdings Inc
(d)
11,500 237
Deutsche Lufthansa AG
(d)
43,130 375
Japan Airlines Co Ltd 10,400 197
Qantas Airways Ltd
(d)
60,912 213
Singapore Airlines Ltd 107,300 509
$ 1,531
Apparel - 2 .27%
Adidas AG 11,679 2,445
Burberry Group PLC 26,201 485
Hermes International SCA 2,283 4,732
Kering SA 5,366 2,308
LVMH Moet Hennessy Louis Vuitton SE 19,905 15,233
Puma SE 7,610 491
$ 25,694
Automobile Manufacturers - 3 .48%
Bayerische Motoren Werke AG 22,988 2,399
Daimler Truck Holding AG 38,560 1,252
Ferrari NV 9,086 3,274
Honda Motor Co Ltd 333,000 3,406
Isuzu Motors Ltd 42,000 558
Mazda Motor Corp 41,000 441
Mercedes-Benz Group AG 57,841 3,761
Nissan Motor Co Ltd 167,300 664
Renault SA 13,856 545
Stellantis NV 159,484 3,466
Subaru Corp 44,400 792
Suzuki Motor Corp 26,600 1,087
Toyota Motor Corp 764,400 14,513
Volkswagen AG 2,127 276
Volvo AB - A Shares 14,434 341
Volvo AB - B Shares 108,781 2,523
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Volvo Car AB
(d)
42,956 $ 140
$ 39,438
Automobile Parts & Equipment - 0 .71%
Aisin Corp 10,600 391
Bridgestone Corp 41,200 1,701
Cie Generale des Etablissements Michelin SCA 48,904 1,644
Continental AG 7,929 615
Denso Corp 125,000 1,962
Koito Manufacturing Co Ltd 13,900 210
Sumitomo Electric Industries Ltd 51,500 640
Toyota Industries Corp 10,600 912
$ 8,075
Banks - 10 .67%
ABN AMRO Bank NV
(e)
34,318 461
AIB Group PLC 113,265 525
ANZ Group Holdings Ltd 216,639 3,485
Banco Bilbao Vizcaya Argentaria SA 430,027 4,003
Banco BPM SpA 87,379 483
Banco Santander SA 1,166,652 4,836
Bank Hapoalim BM 91,579 774
Bank Leumi Le-Israel BM 109,871 824
Bank of Ireland Group PLC 76,169 713
Banque Cantonale Vaudoise 2,171 265
Barclays PLC 1,088,939 1,947
BNP Paribas SA 75,723 4,760
BOC Hong Kong Holdings Ltd 266,500 713
CaixaBank SA 297,440 1,340
Chiba Bank Ltd/The 38,200 287
Commerzbank AG 75,992 930
Commonwealth Bank of Australia 120,828 8,347
Computershare Ltd 39,168 611
Concordia Financial Group Ltd 76,400 360
Credit Agricole SA 77,021 1,009
Danske Bank A/S 49,721 1,288
DBS Group Holdings Ltd 130,600 3,102
Deutsche Bank AG 139,719 1,741
DNB Bank ASA 66,721 1,272
Erste Group Bank AG 24,786 1,002
FinecoBank Banca Fineco SpA 44,018 594
Hang Seng Bank Ltd 55,100 609
HSBC Holdings PLC 1,404,639 10,729
ING Groep NV 260,917 3,666
Intesa Sanpaolo SpA 1,120,245 3,229
Israel Discount Bank Ltd 89,172 429
Japan Post Bank Co Ltd 104,300 1,029
KBC Group NV 18,044 1,034
Lloyds Banking Group PLC 4,580,806 2,525
Macquarie Group Ltd 26,467 2,948
Mediobanca Banca di Credito Finanziario SpA 39,793 467
Mitsubishi UFJ Financial Group Inc 823,100 7,013
Mizrahi Tefahot Bank Ltd 11,135 397
Mizuho Financial Group Inc 173,880 2,951
National Australia Bank Ltd 225,554 4,225
NatWest Group PLC 415,257 1,092
Nordea Bank Abp 230,799 2,590
Oversea-Chinese Banking Corp Ltd 244,100 2,291
Resona Holdings Inc 153,300 799
Shizuoka Financial Group Inc 33,700 273
Skandinaviska Enskilda Banken AB 114,391 1,384
Societe Generale SA 53,249 1,340
Standard Chartered PLC 165,201 1,368
Sumitomo Mitsui Financial Group Inc 91,600 4,506
Sumitomo Mitsui Trust Holdings Inc 23,644 890
Svenska Handelsbanken AB 105,144 993
Swedbank AB 61,202 1,122
UBS Group AG 237,090 6,700
UniCredit SpA 115,784 3,158
United Overseas Bank Ltd 91,100 1,859

Schedule of Investments
International Equity Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Westpac Banking Corp 252,955 $ 3,568
$ 120,856
Beverages - 1 .87%
Anheuser-Busch InBev SA/NV 62,614 3,940
Asahi Group Holdings Ltd 34,700 1,285
Budweiser Brewing Co APAC Ltd
(e)
124,100 219
Carlsberg AS 7,098 881
Coca-Cola Europacific Partners PLC 14,884 903
Coca-Cola HBC AG
(d)
15,930 443
Davide Campari-Milano NV 37,681 411
Diageo PLC 162,046 5,672
Endeavour Group Ltd/Australia 103,284 336
Heineken Holding NV 9,343 727
Heineken NV 20,761 1,900
JDE Peet's NV 7,027 188
Kirin Holdings Co Ltd 56,000 792
Pernod Ricard SA 14,742 2,547
Remy Cointreau SA 1,662 197
Suntory Beverage & Food Ltd 10,000 315
Treasury Wine Estates Ltd 57,542 407
$ 21,163
Biotechnology - 0 .88%
Argenx SE
(d)
4,259 1,900
Bachem Holding AG 2,433 181
CSL Ltd 34,822 6,042
Genmab A/S
(d)
4,762 1,498
Swedish Orphan Biovitrum AB
(d)
14,025 333
$ 9,954
Building Materials - 1 .82%
AGC Inc 14,000 509
Cie de Saint-Gobain SA 32,855 2,142
CRH PLC 51,002 3,225
Daikin Industries Ltd 19,000 2,837
Geberit AG 2,410 1,352
Heidelberg Materials AG 10,066 822
Holcim AG
(d)
37,572 2,764
Investment AB Latour 10,673 239
James Hardie Industries PLC
(d)
31,727 1,013
Kingspan Group PLC 11,151 886
Nibe Industrier AB 109,246 645
ROCKWOOL A/S 664 180
Sika AG 10,990 2,987
Svenska Cellulosa AB SCA 43,675 649
TOTO Ltd 9,600 246
Xinyi Glass Holdings Ltd 122,000 140
$ 20,636
Chemicals - 2 .83%
Air Liquide SA 37,754 7,157
Akzo Nobel NV 12,298 947
Arkema SA 4,329 441
Asahi Kasei Corp 90,400 628
BASF SE 64,339 2,993
Brenntag SE 10,023 867
Chr Hansen Holding A/S 7,467 598
Clariant AG
(d)
15,554 233
Covestro AG
(d),(e)
13,943 733
Croda International PLC 10,065 571
DSM-Firmenich AG 13,406 1,267
EMS-Chemie Holding AG 506 359
Evonik Industries AG 16,796 314
Givaudan SA 666 2,492
ICL Group Ltd 55,770 281
Mitsubishi Chemical Group Corp 92,300 605
Mitsui Chemicals Inc 12,300 361
Nippon Paint Holdings Co Ltd 68,400 510
Nippon Sanso Holdings Corp 12,500 329
Nissan Chemical Corp 9,100 332
Nitto Denko Corp 10,300 732
Novozymes A/S 14,743 765
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
OCI NV 7,605 $ 164
Shin-Etsu Chemical Co Ltd 131,300 4,628
Solvay SA 5,342 619
Sumitomo Chemical Co Ltd 101,500 259
Symrise AG 9,572 1,077
Toray Industries Inc 100,000 518
Tosoh Corp 18,700 249
Umicore SA 15,097 403
Wacker Chemie AG 1,316 161
Yara International ASA 11,935 405
$ 31,998
Commercial Services - 2 .54%
Adecco Group AG 11,535 556
Adyen NV
(d),(e)
1,566 1,831
Amadeus IT Group SA 32,475 2,230
Ashtead Group PLC 31,566 1,907
Brambles Ltd 100,172 883
Bureau Veritas SA 21,261 515
Dai Nippon Printing Co Ltd 14,700 413
Edenred SE 17,992 980
Experian PLC 66,305 2,438
IDP Education Ltd 19,061 285
Intertek Group PLC 11,634 587
Nexi SpA
(d),(e)
42,571 332
Randstad NV 7,956 473
Recruit Holdings Co Ltd 103,900 3,840
RELX PLC 136,198 5,241
Rentokil Initial PLC 181,840 987
Secom Co Ltd 15,100 1,050
Securitas AB 35,453 319
SGS SA 10,805 920
TOPPAN Holdings Inc 17,800 417
Transurban Group 222,586 1,902
Wise PLC
(d)
44,323 438
Worldline SA/France
(d),(e)
17,336 269
$ 28,813
Computers - 1 .02%
BayCurrent Consulting Inc 9,500 319
Bechtle AG 5,904 293
Capgemini SE 11,261 2,308
Check Point Software Technologies Ltd
(d)
6,747 985
CyberArk Software Ltd
(d)
3,011 600
Fujitsu Ltd 12,700 1,808
Logitech International SA 11,854 1,036
NEC Corp 17,700 986
Nomura Research Institute Ltd 27,843 780
NTT Data Group Corp 45,500 553
Obic Co Ltd 5,000 765
Otsuka Corp 8,200 334
SCSK Corp 11,300 208
Teleperformance SE 4,292 602
$ 11,577
Consumer Products - 0 .36%
Henkel AG & Co KGaA 7,491 524
Reckitt Benckiser Group PLC 51,729 3,531
$ 4,055
Cosmetics & Personal Care - 2 .10%
Beiersdorf AG 7,266 1,019
Essity AB 43,909 1,098
Haleon PLC 399,411 1,673
Kao Corp 33,600 1,287
Kose Corp 2,400 170
L'Oreal SA 17,388 8,170
Shiseido Co Ltd 28,800 772
Unicharm Corp 29,100 935
Unilever PLC 180,245 8,599
$ 23,723

Schedule of Investments
International Equity Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .45%
Bunzl PLC 24,364 $ 925
D'ieteren Group 1,549 265
IMCD NV 4,108 634
ITOCHU Corp 85,700 3,332
Marubeni Corp 103,200 1,613
Mitsubishi Corp 82,900 3,865
Mitsui & Co Ltd 93,300 3,402
Sumitomo Corp 74,900 1,570
Toyota Tsusho Corp 15,300 848
$ 16,454
Diversified Financial Services - 1 .63%
abrdn plc 135,953 280
AerCap Holdings NV
(d)
14,433 985
Amundi SA
(e)
4,427 273
ASX Ltd 13,956 535
Daiwa Securities Group Inc 96,200 622
Deutsche Boerse AG 13,696 2,604
Euronext NV
(e)
6,177 513
Futu Holdings Ltd ADR
(d)
3,982 215
Hargreaves Lansdown PLC 25,644 233
Hong Kong Exchanges & Clearing Ltd 86,800 3,073
Japan Exchange Group Inc 36,200 739
Julius Baer Group Ltd 14,849 751
London Stock Exchange Group PLC 30,022 3,384
Mitsubishi HC Capital Inc 58,200 380
Nomura Holdings Inc 216,600 887
ORIX Corp 84,600 1,545
SBI Holdings Inc 17,790 386
Schroders PLC 58,104 296
Singapore Exchange Ltd 61,800 436
St James's Place PLC 39,546 325
$ 18,462
Electric - 2 .74%
BKW AG 1,522 268
Chubu Electric Power Co Inc 46,400 573
CLP Holdings Ltd 118,500 921
E.ON SE 161,842 2,104
EDP - Energias de Portugal SA 226,208 1,082
EDP Renovaveis SA 22,145 404
Elia Group SA/NV 2,120 230
Endesa SA 22,897 479
Enel SpA 586,301 4,143
Engie SA 131,663 2,285
Fortum Oyj 32,340 454
Iberdrola SA 434,879 5,375
Kansai Electric Power Co Inc/The 50,800 678
Mercury NZ Ltd 50,144 192
Meridian Energy Ltd 93,244 300
National Grid PLC 265,863 3,448
Origin Energy Ltd
(f)
124,187 677
Orsted AS
(e)
13,636 642
Power Assets Holdings Ltd 100,000 522
Redeia Corp SA 29,253 490
RWE AG 45,577 1,954
Sembcorp Industries Ltd 64,400 248
SSE PLC 78,728 1,824
Terna - Rete Elettrica Nazionale 101,425 817
Tokyo Electric Power Co Holdings Inc
(d)
110,000 470
Verbund AG 4,908 468
$ 31,048
Electrical Components & Equipment - 0 .89%
Brother Industries Ltd 16,700 282
Legrand SA 19,109 1,843
Prysmian SpA 18,931 730
Schneider Electric SE 39,229 7,220
$ 10,075
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .62%
ABB Ltd 115,316 $ 4,586
Assa Abloy AB 72,252 1,851
Azbil Corp 8,300 268
Halma PLC 27,367 739
Hirose Electric Co Ltd 2,199 246
Hoya Corp 25,500 2,868
Ibiden Co Ltd 8,100 387
Kyocera Corp 23,100 1,279
MINEBEA MITSUMI Inc 26,200 499
Murata Manufacturing Co Ltd 124,200 2,414
NIDEC CORP 30,100 1,141
Shimadzu Corp 17,100 444
TDK Corp 28,000 1,303
Yokogawa Electric Corp 16,500 313
$ 18,338
Energy - Alternate Sources - 0 .19%
Corp ACCIONA Energias Renovables SA 4,747 141
Vestas Wind Systems A/S
(d)
72,797 2,013
$ 2,154
Engineering & Construction - 1 .23%
Acciona SA 1,780 251
ACS Actividades de Construccion y Servicios SA 15,039 601
Aena SME SA
(e)
5,407 930
Aeroports de Paris SA 2,498 308
Auckland International Airport Ltd 95,553 466
Bouygues SA 13,750 523
Cellnex Telecom SA - Rights
(d),(e)
40,741 1,556
CK Infrastructure Holdings Ltd 45,500 225
Eiffage SA 5,298 537
Ferrovial SE 36,962 1,278
Infrastrutture Wireless Italiane SpA
(e)
24,226 300
Kajima Corp 30,500 482
Keppel Corp Ltd 105,000 524
Obayashi Corp 46,800 395
Shimizu Corp 37,500 247
Skanska AB 24,526 394
Taisei Corp 12,200 415
Vinci SA 36,597 4,477
$ 13,909
Entertainment - 0 .93%
Aristocrat Leisure Ltd 42,077 1,126
Entain PLC 46,047 467
Evolution AB
(e)
13,210 1,369
Flutter Entertainment PLC
(d)
12,735 1,987
Genting Singapore Ltd 435,900 298
La Francaise des Jeux SAEM
(e)
7,572 274
Lottery Corp Ltd/The 160,448 487
Oriental Land Co Ltd/Japan 78,600 2,670
Toho Co Ltd/Tokyo 8,100 281
Universal Music Group NV 59,092 1,561
$ 10,520
Food - 4 .13%
Aeon Co Ltd 47,200 976
Ajinomoto Co Inc 31,900 1,191
Barry Callebaut AG 257 428
Carrefour SA 41,520 787
Chocoladefabriken Lindt & Spruengli AG - PC 69 853
Chocoladefabriken Lindt & Spruengli AG - REG 8 978
CK Hutchison Holdings Ltd 193,132 969
Coles Group Ltd 96,480 976
Danone SA 46,415 2,985
HelloFresh SE
(d)
11,206 172
J Sainsbury PLC 119,490 432
Jeronimo Martins SGPS SA 20,414 505
Kerry Group PLC 11,491 930
Kesko Oyj 19,689 377
Kikkoman Corp 9,800 602
Kobe Bussan Co Ltd 10,800 284
Koninklijke Ahold Delhaize NV 69,257 2,006

Schedule of Investments
International Equity Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Lotus Bakeries NV 29 $ 252
MEIJI Holdings Co Ltd 16,900 391
Mowi ASA 33,549 597
Nestle SA 192,470 21,901
Nissin Foods Holdings Co Ltd 4,800 477
Ocado Group PLC
(d)
41,762 317
Orkla ASA 50,532 373
Salmar ASA 5,231 287
Seven & i Holdings Co Ltd 54,300 2,085
Tesco PLC 512,273 1,851
WH Group Ltd
(e)
601,000 386
Woolworths Group Ltd 88,060 2,030
Yakult Honsha Co Ltd 18,500 414
$ 46,812
Food Service - 0 .34%
Compass Group PLC 123,556 3,128
Sodexo SA 6,377 683
$ 3,811
Forest Products & Paper - 0 .28%
Holmen AB 5,494 230
Mondi PLC 35,002 624
Oji Holdings Corp 62,200 231
Smurfit Kappa Group PLC 18,768 713
UPM-Kymmene Oyj 38,475 1,346
$ 3,144
Gas - 0 .33%
Centrica PLC 394,984 744
Enagas SA 17,942 329
Hong Kong & China Gas Co Ltd 807,387 554
Naturgy Energy Group SA 9,086 271
Osaka Gas Co Ltd 27,000 526
Snam SpA 145,363 733
Tokyo Gas Co Ltd 26,600 617
$ 3,774
Hand & Machine Tools - 0 .25%
Fuji Electric Co Ltd 9,100 382
Makita Corp 16,100 426
Schindler Holding AG - PC 2,935 657
Schindler Holding AG - REG 1,692 363
Techtronic Industries Co Ltd 99,000 1,006
$ 2,834
Healthcare - Products - 2 .02%
Alcon Inc 36,021 2,717
Asahi Intecc Co Ltd 15,700 305
Carl Zeiss Meditec AG 2,901 261
Cochlear Ltd 4,724 852
Coloplast A/S 9,849 1,162
Demant A/S
(d)
7,264 308
DiaSorin SpA 1,613 153
EBOS Group Ltd 11,062 252
EssilorLuxottica SA 21,254 4,058
Fisher & Paykel Healthcare Corp Ltd 41,956 610
FUJIFILM Holdings Corp 26,900 1,575
Getinge AB 16,488 350
Koninklijke Philips NV
(d)
56,902 1,168
Lifco AB 16,804 365
Olympus Corp 86,700 1,273
QIAGEN NV
(d)
16,438 675
Sartorius Stedim Biotech 1,993 449
Siemens Healthineers AG
(e)
20,329 1,173
Smith & Nephew PLC 62,960 816
Sonova Holding AG 3,653 1,055
Straumann Holding AG 8,046 1,107
Sysmex Corp 12,100 669
Terumo Corp 48,500 1,548
$ 22,901
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0 .53%
BioMerieux 2,986 $ 321
Eurofins Scientific SE 9,729 566
Fresenius Medical Care AG 14,805 608
Fresenius SE & Co KGaA 30,451 967
Lonza Group AG 5,368 2,078
Medibank Pvt Ltd 198,526 454
Ramsay Health Care Ltd 13,231 430
Sonic Healthcare Ltd 32,487 629
$ 6,053
Holding Companies - Diversified - 0 .08%
Jardine Matheson Holdings Ltd 11,468 444
Swire Pacific Ltd 31,000 201
Wharf Holdings Ltd/The 77,000 200
$ 845
Home Builders - 0 .32%
Barratt Developments PLC 70,254 457
Berkeley Group Holdings PLC 7,669 450
Daiwa House Industry Co Ltd 42,800 1,216
Iida Group Holdings Co Ltd 11,120 167
Open House Group Co Ltd 5,600 156
Persimmon PLC 23,026 365
Sekisui Chemical Co Ltd 27,700 394
Taylor Wimpey PLC 254,644 417
$ 3,622
Home Furnishings - 0 .91%
Hoshizaki Corp 7,800 248
Panasonic Holdings Corp 159,200 1,640
Rational AG 369 237
SEB SA 1,795 205
Sharp Corp/Japan 18,800 117
Sony Group Corp 90,900 7,817
$ 10,264
Insurance - 5 .09%
Admiral Group PLC 18,769 641
Aegon Ltd 117,052 643
Ageas SA/NV 11,518 496
AIA Group Ltd 827,400 7,113
Allianz SE 29,073 7,310
ASR Nederland NV 11,426 527
Assicurazioni Generali SpA 73,062 1,513
Aviva PLC 197,406 1,042
AXA SA 130,045 4,055
Baloise Holding AG 3,301 506
Dai-ichi Life Holdings Inc 67,800 1,421
Gjensidige Forsikring ASA 14,417 243
Hannover Rueck SE 4,347 1,037
Helvetia Holding AG 2,676 366
Insurance Australia Group Ltd 175,645 690
Japan Post Holdings Co Ltd 149,700 1,323
Japan Post Insurance Co Ltd 13,800 259
Legal & General Group PLC 430,973 1,253
M&G PLC 161,702 428
MS&AD Insurance Group Holdings Inc 30,900 1,163
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
9,837 4,190
NN Group NV 19,518 745
Phoenix Group Holdings PLC 54,147 319
Prudential PLC 198,469 2,171
QBE Insurance Group Ltd 107,690 1,096
Sampo Oyj 32,542 1,423
Sompo Holdings Inc 21,350 979
Suncorp Group Ltd 91,569 845
Swiss Life Holding AG 2,128 1,367
Swiss Re AG 21,743 2,568
T&D Holdings Inc 36,100 537
Talanx AG 4,654 338
Tokio Marine Holdings Inc 129,900 3,217
Tryg A/S 25,170 543

Schedule of Investments
International Equity Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Zurich Insurance Group AG 10,550 $ 5,286
$ 57,653
Internet - 0 .90%
Adevinta ASA - B Shares
(d)
25,209 261
Auto Trader Group PLC
(e)
65,943 605
CAR Group Ltd 25,813 474
Delivery Hero SE
(d),(e)
12,682 402
Grab Holdings Ltd
(d)
136,639 415
LY Corp 192,600 558
M3 Inc 31,800 525
MonotaRO Co Ltd 18,100 182
Prosus NV
(d)
105,444 3,486
Rakuten Group Inc 108,000 427
Scout24 SE
(e)
5,406 377
Sea Ltd ADR
(d)
26,403 956
SEEK Ltd 25,679 405
Trend Micro Inc/Japan 9,600 488
Wix.com Ltd
(d)
3,914 397
ZOZO Inc 10,100 213
$ 10,171
Investment Companies - 0 .48%
Eurazeo SE 3,141 236
EXOR NV 6,747 657
Groupe Bruxelles Lambert NV 6,345 504
Industrivarden AB - A Shares 9,369 282
Industrivarden AB - C Shares 10,536 317
Investor AB - B Shares 124,770 2,592
L E Lundbergforetagen AB 5,478 267
Sofina SA 1,111 248
Washington H Soul Pattinson & Co Ltd 16,913 373
$ 5,476
Iron & Steel - 0 .55%
ArcelorMittal SA 36,885 927
BlueScope Steel Ltd 32,564 447
Fortescue Ltd 122,073 2,005
JFE Holdings Inc 41,500 613
Mineral Resources Ltd 12,663 508
Nippon Steel Corp 61,677 1,444
voestalpine AG 8,366 235
$ 6,179
Leisure Products & Services - 0 .14%
Shimano Inc 5,500 842
Yamaha Corp 9,500 222
Yamaha Motor Co Ltd 21,500 552
$ 1,616
Lodging - 0 .30%
Accor SA 14,322 498
City Developments Ltd 36,100 169
Galaxy Entertainment Group Ltd 158,000 817
InterContinental Hotels Group PLC 11,918 924
Sands China Ltd
(d)
175,200 430
Whitbread PLC 13,930 545
$ 3,383
Machinery - Construction & Mining - 1 .19%
Epiroc AB - A Shares 47,505 886
Epiroc AB - B Shares 28,112 443
Hitachi Construction Machinery Co Ltd 7,800 203
Hitachi Ltd 66,800 4,645
Komatsu Ltd 66,700 1,706
Metso Oyj 47,806 471
Mitsubishi Electric Corp 139,300 1,887
Mitsubishi Heavy Industries Ltd 23,100 1,298
Sandvik AB 76,860 1,519
Siemens Energy AG
(d)
37,452 442
$ 13,500
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1 .92%
Atlas Copco AB - A Shares 193,628 $ 2,989
Atlas Copco AB - B Shares 112,517 1,486
Beijer Ref AB 27,746 307
Daifuku Co Ltd 21,900 413
FANUC Corp 68,700 1,908
GEA Group AG 11,801 434
Hexagon AB 149,664 1,499
Husqvarna AB 25,207 192
Keyence Corp 14,060 6,021
Kone Oyj 24,502 1,091
Kubota Corp 72,400 1,040
Omron Corp 12,600 528
SMC Corp 4,100 2,065
Spirax-Sarco Engineering PLC 5,318 621
Wartsila OYJ Abp 34,124 472
Yaskawa Electric Corp 17,300 664
$ 21,730
Media - 0 .42%
Bollore SE 53,185 304
Informa PLC 99,747 938
Pearson PLC 46,085 547
Vivendi SE 48,257 457
Wolters Kluwer NV 17,915 2,467
$ 4,713
Metal Fabrication & Hardware - 0 .20%
MISUMI Group Inc 20,500 333
SKF AB 24,566 462
Tenaris SA 34,040 587
VAT Group AG
(e)
1,946 904
$ 2,286
Mining - 2 .66%
Anglo American PLC 91,600 2,479
Antofagasta PLC 28,427 505
BHP Group Ltd 365,386 11,123
Boliden AB 19,717 525
Endeavour Mining PLC 13,310 309
Glencore PLC 754,559 4,221
IGO Ltd 49,129 276
Norsk Hydro ASA 95,643 555
Northern Star Resources Ltd 82,842 692
Pilbara Minerals Ltd
(f)
206,093 493
Rio Tinto Ltd 26,760 2,197
Rio Tinto PLC 81,169 5,548
South32 Ltd 326,937 657
Sumitomo Metal Mining Co Ltd 17,800 515
$ 30,095
Miscellaneous Manufacturers - 1 .10%
Alfa Laval AB 20,857 778
Alstom SA 20,777 257
Indutrade AB 19,697 432
JSR Corp 12,800 353
Knorr-Bremse AG 5,229 328
Orica Ltd 32,835 338
Siemens AG 54,786 9,203
Smiths Group PLC 25,053 523
Toshiba Corp
(d)
6,200 192
$ 12,404
Office & Business Equipment - 0 .22%
Canon Inc 72,100 1,857
Ricoh Co Ltd 39,500 323
Seiko Epson Corp 20,800 309
$ 2,489
Oil & Gas - 4 .42%
Aker BP ASA 22,780 649
Ampol Ltd 17,179 387
BP PLC 1,230,251 7,480
DCC PLC
(d)
7,120 481
ENEOS Holdings Inc 207,730 818

Schedule of Investments
International Equity Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Eni SpA 170,351 $ 2,825
Equinor ASA 64,945 2,075
Galp Energia SGPS SA 32,743 486
Idemitsu Kosan Co Ltd 13,981 381
Inpex Corp 70,000 966
Neste Oyj 30,497 1,162
OMV AG 10,616 453
Repsol SA 92,083 1,414
Santos Ltd 234,120 1,059
Shell PLC 477,010 15,419
TotalEnergies SE 165,196 11,260
Woodside Energy Group Ltd 136,874 2,781
$ 50,096
Oil & Gas Services - 0 .02%
Seatrium Ltd
(d)
3,197,337 251
Packaging & Containers - 0 .09%
SIG Group AG
(d)
22,045 514
Stora Enso Oyj 41,937 545
$ 1,059
Pharmaceuticals - 9 .03%
Amplifon SpA 8,976 279
Astellas Pharma Inc 130,400 1,589
AstraZeneca PLC 111,726 14,380
Bayer AG 70,819 2,424
Chugai Pharmaceutical Co Ltd 48,400 1,709
Daiichi Sankyo Co Ltd 133,300 3,612
Eisai Co Ltd 18,200 945
Grifols SA
(d)
21,503 304
GSK PLC 295,195 5,304
Hikma Pharmaceuticals PLC 11,952 260
Ipsen SA 2,719 307
Kyowa Kirin Co Ltd 19,500 322
Merck KGaA 9,316 1,632
Novartis AG 147,757 14,422
Novo Nordisk A/S 235,244 24,034
Ono Pharmaceutical Co Ltd 28,000 516
Orion Oyj 7,763 308
Otsuka Holdings Co Ltd 30,200 1,165
Recordati Industria Chimica e Farmaceutica SpA 7,537 363
Roche Holding AG 2,307 657
Roche Holding AG 50,645 13,625
Sandoz Group AG
(d)
29,516 843
Sanofi SA 82,054 7,653
Shionogi & Co Ltd 18,800 887
Takeda Pharmaceutical Co Ltd 114,100 3,235
Teva Pharmaceutical Industries Ltd ADR
(d)
80,799 793
UCB SA 9,113 674
$ 102,242
Pipelines - 0 .05%
APA Group 92,484 521
Private Equity - 0 .46%
3i Group PLC 70,165 1,984
CapitaLand Investment Ltd/Singapore 187,500 425
EQT AB
(f)
25,635 606
Partners Group Holding AG 1,636 2,157
$ 5,172
Real Estate - 1 .09%
Azrieli Group Ltd 3,060 177
CK Asset Holdings Ltd 140,632 666
Daito Trust Construction Co Ltd 4,500 496
ESR Group Ltd
(e)
157,200 202
Fastighets AB Balder
(d)
46,998 278
Hang Lung Properties Ltd 130,000 174
Henderson Land Development Co Ltd 104,982 285
Hongkong Land Holdings Ltd 79,529 256
Hulic Co Ltd 27,700 275
LEG Immobilien SE
(d)
5,342 409
Mitsubishi Estate Co Ltd 81,100 1,096
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Mitsui Fudosan Co Ltd 64,200 $ 1,509
New World Development Co Ltd 108,750 162
Nomura Real Estate Holdings Inc 7,900 193
REA Group Ltd 3,809 391
Sagax AB 14,233 323
Sekisui House Ltd 43,000 880
Sino Land Co Ltd 265,073 267
Sumitomo Realty & Development Co Ltd 20,600 583
Sun Hung Kai Properties Ltd 104,500 1,025
Swire Properties Ltd 84,400 164
Swiss Prime Site AG 5,530 556
UOL Group Ltd 33,400 147
Vonovia SE 52,853 1,470
Wharf Real Estate Investment Co Ltd 120,000 378
$ 12,362
REITs - 1 .13%
CapitaLand Ascendas REIT 269,050 572
CapitaLand Integrated Commercial Trust 383,738 522
Covivio SA/France 3,640 178
Daiwa House REIT Investment Corp 167 297
Dexus 77,533 360
Gecina SA 3,314 367
GLP J-Reit 337 318
Goodman Group 123,215 1,851
GPT Group/The 138,087 375
Japan Metropolitan Fund Invest 504 335
Japan Real Estate Investment Corp 92 357
KDX Realty Investment Corp 299 343
Klepierre SA 15,509 391
Land Securities Group PLC 51,007 403
Link REIT 184,640 912
Mapletree Logistics Trust 250,300 301
Mapletree Pan Asia Commercial Trust 170,200 174
Mirvac Group 284,442 386
Nippon Building Fund Inc 110 461
Nippon Prologis REIT Inc 164 310
Nomura Real Estate Master Fund Inc 306 351
Scentre Group 374,154 654
Segro PLC 84,067 865
Stockland 172,082 469
Unibail-Rodamco-Westfield
(d)
8,519 543
Vicinity Ltd 278,932 349
Warehouses De Pauw CVA 11,955 336
$ 12,780
Retail - 2 .04%
Associated British Foods PLC 24,846 748
Avolta AG
(d)
7,054 246
Cie Financiere Richemont SA 37,629 4,706
Fast Retailing Co Ltd 12,600 3,201
H & M Hennes & Mauritz AB 46,559 746
Industria de Diseno Textil SA 78,633 3,245
Jardine Cycle & Carriage Ltd 7,100 151
JD Sports Fashion PLC 186,816 372
Kingfisher PLC 136,388 379
MatsukiyoCocokara & Co 24,700 427
McDonald's Holdings Co Japan Ltd
(f)
6,200 264
Moncler SpA 14,847 823
Next PLC 8,683 871
Nitori Holdings Co Ltd 5,800 665
Pan Pacific International Holdings Corp 27,400 594
Pandora A/S 6,095 823
Reece Ltd 16,298 208
Swatch Group AG/The - BR 2,086 547
Swatch Group AG/The - REG 3,793 190
USS Co Ltd 14,800 289
Wesfarmers Ltd 81,782 2,845
Zalando SE
(d),(e)
16,161 385
Zensho Holdings Co Ltd 6,700 372
$ 23,097

Schedule of Investments
International Equity Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3 .64%
Advantest Corp 55,300 $ 1,718
ASM International NV 3,385 1,739
ASML Holding NV 29,061 19,806
BE Semiconductor Industries NV 5,557 780
Disco Corp 6,600 1,432
Hamamatsu Photonics KK 10,100 399
Infineon Technologies AG 94,139 3,632
Lasertec Corp 5,400 1,206
Renesas Electronics Corp
(d)
105,900 1,846
Rohm Co Ltd 23,800 455
STMicroelectronics NV 49,268 2,339
SUMCO Corp 25,200 377
Tokyo Electron Ltd 34,000 5,462
$ 41,191
Shipbuilding - 0 .02%
Kongsberg Gruppen ASA 6,341 272
Software - 1 .77%
Capcom Co Ltd 12,500 420
Dassault Systemes SE 48,169 2,259
Global-e Online Ltd
(d)
6,512 223
Koei Tecmo Holdings Co Ltd 8,520 104
Konami Group Corp 7,200 356
Monday.com Ltd
(d)
1,914 344
Nemetschek SE 4,163 363
Nexon Co Ltd 24,700 534
Oracle Corp Japan 2,800 216
Sage Group PLC/The 74,024 1,059
SAP SE 75,274 11,974
Square Enix Holdings Co Ltd 6,200 215
Temenos AG 4,605 391
TIS Inc 15,900 335
WiseTech Global Ltd 12,013 529
Xero Ltd
(d)
10,373 707
$ 20,029
Telecommunications - 2 .84%
BT Group PLC 465,903 724
Deutsche Telekom AG 233,646 5,600
Elisa Oyj 10,253 459
Hikari Tsushin Inc 1,500 233
HKT Trust & HKT Ltd 272,980 291
KDDI Corp 107,900 3,371
Koninklijke KPN NV 241,871 828
Nice Ltd
(d)
4,565 867
Nippon Telegraph & Telephone Corp 2,154,100 2,521
Nokia OYJ 389,784 1,367
Orange SA 134,227 1,654
Singapore Telecommunications Ltd 595,200 1,026
SoftBank Corp 207,300 2,519
SoftBank Group Corp 74,200 3,007
Spark New Zealand Ltd 132,444 422
Swisscom AG 1,867 1,090
Tele2 AB 38,511 302
Telecom Italia SpA/Milano
(d),(f)
718,277 209
Telefonaktiebolaget LM Ericsson 211,088 1,044
Telefonica SA 352,349 1,519
Telenor ASA 45,396 489
Telia Co AB 170,070 403
Telstra Group Ltd 291,519 737
Vodafone Group PLC 1,659,102 1,492
$ 32,174
Toys, Games & Hobbies - 0 .38%
Bandai Namco Holdings Inc 43,200 859
Nintendo Co Ltd 74,900 3,491
$ 4,350
Transportation - 1 .54%
AP Moller - Maersk A/S - A 219 340
AP Moller - Maersk A/S - B 350 553
Aurizon Holdings Ltd 132,689 309
Central Japan Railway Co 52,000 1,247
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Deutsche Post AG 71,455 $ 3,358
DSV A/S 13,418 2,019
East Japan Railway Co 21,800 1,177
Getlink SE 25,771 471
Hankyu Hanshin Holdings Inc 16,500 499
Kawasaki Kisen Kaisha Ltd 9,900 348
Keisei Electric Railway Co Ltd 9,300 375
Kintetsu Group Holdings Co Ltd 13,100 367
Kuehne + Nagel International AG 3,917 1,134
Mitsui OSK Lines Ltd 24,800 682
MTR Corp Ltd 112,000 401
Nippon Express Holdings Inc 5,200 284
Nippon Yusen KK 34,900 940
Odakyu Electric Railway Co Ltd 22,600 318
Poste Italiane SpA
(e)
37,661 406
SG Holdings Co Ltd 23,100 333
SITC International Holdings Co Ltd 97,000 146
Tobu Railway Co Ltd 13,600 336
Tokyu Corp 36,000 422
West Japan Railway Co 15,800 624
Yamato Holdings Co Ltd 19,200 341
$ 17,430
Water - 0 .25%
Severn Trent PLC 19,402 637
United Utilities Group PLC 49,154 677
Veolia Environnement SA 48,990 1,545
$ 2,859
TOTAL COMMON STOCKS $ 1,102,402
PREFERRED STOCKS - 0 .44 % Shares Held Value (000's)
Automobile Manufacturers - 0 .30%
Bayerische Motoren Werke AG 8.52% 4,247 $ 404
Dr Ing hc F Porsche AG 1.01%
(e)
8,209 752
Porsche Automobil Holding SE 2.56% 11,038 540
Volkswagen AG 8.76% 14,864 1,725
$ 3,421
Consumer Products - 0 .09%
Henkel AG & Co KGaA 1.85% 12,201 960
Electronics - 0 .05%
Sartorius AG 1.44%
(f)
1,889 609
TOTAL PREFERRED STOCKS $ 4,990
Total Investments $ 1,129,425
Other Assets and Liabilities -  0.26% 2,895
TOTAL NET ASSETS - 100.00% $ 1,132,320
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,946 or
0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $15,294 or 1.35% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,791 or 0.25% of net assets.

Schedule of Investments
International Equity Index Fund
November 30, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
Japan 22 .20%
United Kingdom 13 .43%
France 11 .71%
Switzerland 10 .19%
Germany 8 .36%
Australia 6 .92%
Netherlands 4 .78%
Denmark 3 .33%
Sweden 2 .96%
Spain 2 .73%
Hong Kong 2 .28%
Italy 2 .27%
United States 1 .94%
Singapore 1 .34%
Ireland 1 .22%
Finland 1 .07%
Belgium 0 .78%
Israel 0 .67%
Norway 0 .65%
New Zealand 0 .25%
Austria 0 .19%
Luxembourg 0 .18%
Portugal 0 .18%
Chile 0 .05%
Macao 0 .04%
Jordan 0 .02%
Other Assets and Liabilities
0 .26%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 4,610 $ 109,800 $ 112,305 $ 2,105
$ 4,610 $ 109,800 $ 112,305 $ 2,105
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 32 $ — $ — $ —
$ 32 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2023 Long 19 $ 2,020 $ 134
Total $ 134
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .62 % Shares Held Value (000's)
Money Market Funds - 1 .62%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(a),(b)
2,099,699 $ 2,100
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b),(c)
8,748,426 8,748
$ 10,848
TOTAL INVESTMENT COMPANIES $ 10,848
COMMON STOCKS - 98 .48 % Shares Held Value (000's)
Advertising - 0 .48%
Stroeer SE & Co KGaA 54,857 $ 3,195
Aerospace & Defense - 0 .83%
QinetiQ Group PLC 338,597 1,269
Saab AB 82,860 4,258
$ 5,527
Agriculture - 0 .38%
GrainCorp Ltd 505,484 2,547
Airlines - 0 .66%
JET2 PLC 290,899 4,408
Apparel - 1 .42%
Asics Corp 151,400 5,426
Gildan Activewear Inc 112,200 4,062
$ 9,488
Automobile Manufacturers - 0 .26%
Mazda Motor Corp 161,900 1,743
Automobile Parts & Equipment - 2 .09%
CIE Automotive SA 86,319 2,438
Forvia SE
(d)
230,400 4,548
Nifco Inc/Japan 139,600 3,415
Toyota Boshoku Corp 116,400 2,013
Yokohama Rubber Co Ltd/The 71,700 1,597
$ 14,011
Banks - 5 .17%
Banca Mediolanum SpA 551,204 4,905
Banco de Sabadell SA 4,523,512 6,615
Bank of Ireland Group PLC 340,130 3,185
BAWAG Group AG
(d),(e)
101,012 5,269
Chiba Bank Ltd/The 612,900 4,599
Concordia Financial Group Ltd 729,500 3,433
Mebuki Financial Group Inc 1,299,900 3,922
Sydbank AS 60,466 2,657
$ 34,585
Beverages - 0 .45%
Royal Unibrew A/S 46,802 3,024
Biotechnology - 0 .43%
Bavarian Nordic A/S
(d)
97,235 2,369
Immunocore Holdings PLC ADR
(d)
10,138 535
$ 2,904
Building Materials - 2 .07%
Interfor Corp
(d)
141,500 2,165
Stella-Jones Inc 87,400 5,031
Sumitomo Osaka Cement Co Ltd 127,900 3,121
Wienerberger AG 124,245 3,545
$ 13,862
Chemicals - 2 .50%
ADEKA Corp 165,000 3,205
Air Water Inc 355,400 4,663
Arkema SA 19,817 2,016
Fuso Chemical Co Ltd 53,200 1,577
NOF Corp 113,500 5,246
$ 16,707
Commercial Services - 4 .06%
4imprint Group PLC 56,574 3,060
Element Fleet Management Corp 257,900 4,155
Elis SA 271,227 5,230
Loomis AB 107,748 2,866
Persol Holdings Co Ltd 1,905,600 3,289
Securitas AB 526,580 4,740
Shin Nippon Biomedical Laboratories Ltd
(f)
149,700 1,665
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Sixt SE 21,708 $ 2,158
$ 27,163
Computers - 4 .52%
BIPROGY Inc 157,900 4,558
Computacenter PLC 103,603 3,538
CyberArk Software Ltd
(d)
21,487 4,282
Ferrotec Holdings Corp 157,600 3,184
Internet Initiative Japan Inc 234,500 4,209
Keywords Studios PLC 149,460 2,579
Serco Group PLC 1,915,977 3,783
Sopra Steria Group SACA 19,740 4,072
$ 30,205
Distribution & Wholesale - 2 .60%
Rexel SA 193,556 4,671
Seven Group Holdings Ltd 228,076 4,834
Sojitz Corp 233,900 5,217
Toromont Industries Ltd 33,404 2,695
$ 17,417
Diversified Financial Services - 1 .89%
BFF Bank SpA
(e)
301,880 3,459
Credit Saison Co Ltd 296,600 5,003
Man Group PLC/Jersey 1,567,130 4,151
$ 12,613
Electric - 1 .92%
BKW AG 24,595 4,336
Capital Power Corp 155,500 4,229
Sembcorp Industries Ltd 1,112,200 4,275
$ 12,840
Electronics - 1 .59%
NKT A/S
(d)
65,707 4,080
SCREEN Holdings Co Ltd 89,700 6,526
$ 10,606
Engineering & Construction - 4 .59%
Alten SA 19,408 2,657
Arcadis NV 66,656 3,348
Balfour Beatty PLC 795,832 3,278
INFRONEER Holdings Inc 440,000 4,648
Kajima Corp 227,300 3,593
SPIE SA 145,073 4,248
Stantec Inc 64,590 4,813
Ventia Services Group Pty Ltd 2,082,568 4,132
$ 30,717
Entertainment - 1 .49%
CTS Eventim AG & Co KGaA 74,969 5,142
Entain PLC 190,416 1,933
Sankyo Co Ltd 66,500 2,871
$ 9,946
Food - 3 .61%
AAK AB 185,013 3,758
Cranswick PLC 52,824 2,566
Empire Co Ltd 117,600 3,196
J Sainsbury PLC 502,288 1,815
Sonae SGPS SA 2,841,514 2,874
Toyo Suisan Kaisha Ltd 121,300 6,473
Yamazaki Baking Co Ltd 159,200 3,484
$ 24,166
Gas - 0 .62%
Centrica PLC 2,199,993 4,146
Hand & Machine Tools - 1 .42%
Amada Co Ltd 500,900 5,028
DMG Mori Co Ltd 246,200 4,436
$ 9,464
Healthcare - Products - 1 .30%
ConvaTec Group PLC
(e)
1,648,922 4,683
Tecan Group AG 10,974 4,004
$ 8,687
Healthcare - Services - 0 .41%
Amvis Holdings Inc 141,400 2,746

Schedule of Investments
International Small Company Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2 .87%
ASR Nederland NV 119,887 $ 5,527
AUB Group Ltd 138,460 2,574
Beazley PLC 602,597 4,092
nib holdings Ltd/Australia 543,980 2,725
SCOR SE 136,225 4,301
$ 19,219
Internet - 0 .61%
Scout24 SE
(e)
58,499 4,076
Leisure Products & Services - 1 .11%
BRP Inc 51,300 3,168
Flight Centre Travel Group Ltd
(f)
350,805 4,245
$ 7,413
Lodging - 0 .99%
MGM China Holdings Ltd
(d)
2,514,000 2,766
Whitbread PLC 98,383 3,847
$ 6,613
Machinery - Construction & Mining - 1 .18%
Hitachi Construction Machinery Co Ltd 123,400 3,217
Weir Group PLC/The 197,142 4,673
$ 7,890
Machinery - Diversified - 2 .65%
ANDRITZ AG 67,723 3,674
ATS Corp
(d)
76,500 3,011
IMI PLC 229,061 4,527
Okuma Holdings Inc 82,300 3,451
Rotork PLC 789,510 3,084
$ 17,747
Media - 1 .23%
Anycolor Inc
(d),(f)
100,200 2,605
Nine Entertainment Co Holdings Ltd 1,804,995 2,303
Quebecor Inc 148,700 3,300
$ 8,208
Metal Fabrication & Hardware - 1 .17%
Vallourec SACA
(d)
249,990 3,678
VAT Group AG
(e)
8,877 4,122
$ 7,800
Mining - 4 .03%
Alamos Gold Inc 355,400 5,267
Allkem Ltd
(d)
138,707 786
Bellevue Gold Ltd
(d)
2,110,278 2,368
Constellium SE
(d)
208,024 3,619
De Grey Mining Ltd
(d)
2,300,760 2,071
Deterra Royalties Ltd 975,448 3,189
Filo Corp
(d)
176,000 2,632
Osisko Gold Royalties Ltd 261,000 3,824
Sigma Lithium Corp
(d),(f)
54,673 1,640
SSR Mining Inc 131,334 1,549
$ 26,945
Miscellaneous Manufacturers - 2 .56%
Aalberts NV 98,068 3,882
Amano Corp 109,900 2,332
Diploma PLC 119,303 5,073
Trelleborg AB 187,470 5,819
$ 17,106
Office & Business Equipment - 0 .52%
Canon Marketing Japan Inc 138,300 3,492
Oil & Gas - 4 .13%
Ampol Ltd 179,573 4,047
ARC Resources Ltd 264,500 4,218
Crescent Point Energy Corp 660,400 4,648
International Petroleum Corp
(d)
188,537 2,021
Parkland Corp 121,000 3,960
Rubis SCA 84,483 2,054
Seadrill Ltd
(d)
62,923 2,792
Whitecap Resources Inc 562,400 3,887
$ 27,627
Oil & Gas Services - 0 .35%
Technip Energies NV 100,868 2,353
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 2 .72%
DS Smith PLC 1,251,070 $ 4,601
Gerresheimer AG 24,156 2,289
Orora Ltd 1,792,201 3,002
Rengo Co Ltd 390,700 2,471
SIG Group AG
(d)
140,968 3,290
Verallia SA
(e)
72,269 2,573
$ 18,226
Pharmaceuticals - 2 .39%
ALK-Abello A/S
(d)
154,731 2,144
Hikma Pharmaceuticals PLC 163,374 3,560
Indivior PLC
(d)
201,179 3,276
Rohto Pharmaceutical Co Ltd 132,300 2,768
Suzuken Co Ltd/Aichi Japan 125,000 4,261
$ 16,009
Pipelines - 0 .48%
Keyera Corp 128,700 3,241
Private Equity - 0 .81%
Intermediate Capital Group PLC 274,667 5,444
Real Estate - 2 .92%
Daito Trust Construction Co Ltd 32,500 3,580
Hang Lung Properties Ltd 1,637,000 2,189
PSP Swiss Property AG 45,310 5,979
TAG Immobilien AG
(d)
305,437 4,185
Tokyu Fudosan Holdings Corp 586,500 3,629
$ 19,562
REITs - 7 .45%
Aedifica SA 29,054 1,819
British Land Co PLC/The 791,416 3,525
Canadian Apartment Properties REIT 100,800 3,434
CapitaLand Ascendas REIT 2,440,400 5,183
Derwent London PLC 117,539 3,133
Gecina SA 28,834 3,193
Granite Real Estate Investment Trust 19,000 962
HomeCo Daily Needs REIT 2,401,155 1,795
Invincible Investment Corp 8,522 3,451
Japan Metropolitan Fund Invest 4,679 3,114
KDX Realty Investment Corp 3,231 3,701
Mirvac Group 2,731,599 3,710
Mitsui Fudosan Logistics Park Inc 1,085 3,420
Safestore Holdings PLC 245,889 2,387
Tritax Big Box REIT PLC 2,227,213 4,320
Warehouses De Pauw CVA 94,922 2,667
$ 49,814
Retail - 5 .88%
ABC-Mart Inc 142,300 2,344
B&M European Value Retail SA 722,362 5,242
Brunello Cucinelli SpA 54,738 4,530
Eagers Automotive Ltd 333,734 2,953
H2O Retailing Corp 336,400 3,744
J Front Retailing Co Ltd 266,900 2,445
JD Sports Fashion PLC 2,633,041 5,241
KOMEDA Holdings Co Ltd 184,600 3,449
MatsukiyoCocokara & Co 169,000 2,920
Monogatari Corp/The 150,100 3,935
Shimamura Co Ltd 22,800 2,548
$ 39,351
Semiconductors - 1 .87%
Nova Ltd
(d)
36,562 4,702
Socionext Inc 32,000 2,861
SOITEC
(d)
27,404 4,972
$ 12,535
Software - 2 .05%
CompuGroup Medical SE & Co KgaA 74,563 2,872
Descartes Systems Group Inc/The
(d)
50,500 4,102
Pro Medicus Ltd 61,161 3,571
TIS Inc 148,800 3,140
$ 13,685

Schedule of Investments
International Small Company Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .75%
Iino Kaiun Kaisha Ltd 169,400 $ 1,405
Kamigumi Co Ltd 186,900 4,091
Sankyu Inc 102,100 3,483
SG Holdings Co Ltd 190,600 2,749
$ 11,728
TOTAL COMMON STOCKS $ 658,801
Total Investments $ 669,649
Other Assets and Liabilities -  (0.10)% (645)
TOTAL NET ASSETS - 100.00% $ 669,004
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,380 or
0.80% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,182 or 3.61% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,182 or 0.77% of net assets.
Portfolio Summary
Location Percent
Japan 29 .24%
United Kingdom 15 .20%
Canada 12 .22%
France 8 .09%
Australia 7 .62%
Germany 3 .58%
Switzerland 3 .25%
Sweden 3 .21%
Denmark 2 .13%
Italy 1 .93%
Netherlands 1 .91%
Austria 1 .87%
United States 1 .85%
Singapore 1 .41%
Spain 1 .35%
Israel 1 .34%
Ireland 0 .86%
Belgium 0 .67%
Jordan 0 .53%
Portugal 0 .43%
Bermuda 0 .42%
Macao 0 .41%
Hong Kong 0 .33%
Brazil 0 .25%
Other Assets and Liabilities
( 0 .10 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 13,893 $ 68,855 $ 74,000 $ 8,748
$ 13,893 $ 68,855 $ 74,000 $ 8,748
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 115 $ — $ — $ —
$ 115 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .12 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Short-Term National Muni Bond ETF 1,000 $ 105
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
1,678 42
VanEck High Yield Muni ETF 341 17
VanEck Short High Yield Muni ETF 1,000 22
$ 186
TOTAL INVESTMENT COMPANIES $ 186
MUNICIPAL BONDS - 99 .12%
Principal
Amount (000's) Value (000's)
Alabama - 4 .17%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,700 $ 1,788
5.00%, 09/01/2046 1,740 1,806
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
874 825
5.25%, 05/01/2044
(a)
2,003 1,817
$ 6,236
Arizona - 3 .65%
Arizona Industrial Development Authority
7.25%, 01/01/2054
(a)
1,000 483
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(a)
1,000 837
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,553
Salt Verde Financial Corp
5.00%, 12/01/2032 1,500 1,590
$ 5,463
Arkansas - 2 .68%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 993
5.45%, 09/01/2052 1,000 967
6.88%, 07/01/2048
(a)
2,000 2,056
$ 4,016
California - 9 .91%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2052
(b)
1,000 1,051
Bay Area Toll Authority
2.60%, 04/01/2056 245 160
California Educational Facilities Authority
5.00%, 05/01/2049 2,000 2,323
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(c)
2,000 2,025
California Municipal Finance Authority
4.00%, 07/15/2029 2,000 1,934
California Pollution Control Financing Authority
5.00%, 07/01/2038
(a)
1,115 1,160
5.00%, 07/01/2039
(a)
1,250 1,276
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,008
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,016
City of Los Angeles Department of Airports
5.00%, 05/15/2035 80 89
5.00%, 05/15/2037
(d)
1,421 1,529
Golden State Tobacco Securitization Corp
5.00%, 06/01/2051 1,000 1,026
La Verne Public Financing Authority
7.25%, 09/01/2026 240 241
$ 14,838
Colorado - 3 .55%
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,188
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,023
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 $ 1,000 $ 1,034
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 442
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(a)
1,000 680
Regional Transportation District
4.00%, 07/15/2040 1,000 948
$ 5,315
Connecticut - 1 .20%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
1,800 1,800
Florida - 6 .49%
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(d)
3,000 3,040
Florida Development Finance Corp
5.25%, 08/01/2029
(a)
2,500 2,383
6.13%, 07/01/2032
(a),(c)
2,000 2,006
7.38%, 01/01/2049
(a)
1,000 1,003
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,147
Orange County Housing Finance Authority
7.00%, 10/01/2025 135 135
$ 9,714
Georgia - 0 .97%
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
1,528 1,456
Illinois - 11 .10%
Chicago O'Hare International Airport
5.50%, 01/01/2055 1,400 1,491
City of Chicago IL
6.00%, 01/01/2038 1,900 1,977
7.46%, 02/15/2026 1,316 961
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 769
5.00%, 01/01/2039 1,200 1,202
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(d)
5,000 5,097
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,013
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,039
State of Illinois
5.50%, 05/01/2047 1,000 1,076
Tender Option Bond Trust Receipts/Certificates
3.65%, 07/01/2027
(a),(c)
2,000 2,000
$ 16,625
Indiana - 1 .21%
City of Whiting IN
4.40%, 11/01/2045
(c)
1,500 1,507
Town of Shoals IN
7.25%, 11/01/2043 300 301
$ 1,808
Iowa - 1 .33%
Iowa Finance Authority
5.00%, 12/01/2050
(c)
2,000 1,995
Kentucky - 0 .95%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 928
County of Meade KY
4.15%, 08/01/2061
(c)
500 500
$ 1,428

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana - 4 .31%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 $ 1,000 $ 929
4.40%, 11/01/2044
(a)
905 843
5.50%, 11/01/2039
(a)
600 622
5.65%, 11/01/2037
(a)
800 837
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,225
$ 6,456
Maine - 1 .53%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,000
8.00%, 12/01/2051
(a)
2,000 1,293
$ 2,293
Maryland - 0 .67%
City of Westminster MD
6.25%, 07/01/2044 600 601
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(b),(e)
1,500 396
$ 997
Massachusetts - 1 .03%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 1,300 1,540
Michigan - 1 .79%
City of Detroit MI
5.00%, 04/01/2050 1,000 989
Michigan Strategic Fund
5.00%, 11/15/2042 1,000 863
5.00%, 11/15/2049 1,000 826
$ 2,678
Missouri - 0 .67%
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 995
Montana - 1 .77%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,222
County of Gallatin MT
4.00%, 10/15/2051
(a)
2,000 1,427
$ 2,649
Nevada - 2 .34%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
2,000 2,081
5.00%, 07/01/2049 1,000 1,061
State of Nevada Department of Business & Industry
5.13%, 12/15/2037
(a)
901 360
$ 3,502
New Hampshire - 1 .93%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(c)
1,000 899
4.38%, 09/20/2036 982 960
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,034
$ 2,893
New Jersey - 2 .49%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 251
New Jersey Economic Development Authority
5.00%, 06/15/2047 500 512
5.25%, 06/15/2040 55 57
5.75%, 09/15/2027 500 500
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,300 1,395
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
South Jersey Port Corp
5.00%, 01/01/2042 $ 1,000 $ 1,017
$ 3,732
New York - 9 .56%
New York City Transitional Finance Authority
5.50%, 05/01/2042 1,000 1,150
New York Liberty Development Corp
5.25%, 10/01/2035 300 339
New York State Energy Research & Development
Authority
4.00%, 04/01/2034 1,000 1,001
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(a),(c)
1,000 999
New York Transportation Development Corp
3.00%, 08/01/2031 1,000 876
4.00%, 10/31/2041 1,000 902
4.00%, 12/01/2041 1,250 1,185
5.00%, 01/01/2034 1,000 1,011
5.38%, 08/01/2036 1,050 1,053
5.63%, 04/01/2040 1,000 1,037
6.00%, 06/30/2054
(f)
1,000 1,062
New York Transportation Development Corp (credit
support from Assured Guaranty Municipal Corp )
5.50%, 06/30/2044
(b),(f)
500 531
Westchester County Local Development Corp
6.25%, 11/01/2052 1,000 1,107
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(a)
1,035 960
4.13%, 12/01/2041
(a)
1,500 1,107
$ 14,320
Ohio - 4 .49%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 4,500 3,970
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
1,000 793
4.50%, 12/01/2055
(a)
1,300 1,052
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 908
$ 6,723
Oklahoma - 0 .63%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 944
Oregon - 0 .00%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 5
Other Territory - 1 .14%
JPMorgan Chase Putters/Drivers Trust
3.75%, 03/20/2024
(a),(c)
1,700 1,700
Pennsylvania - 1 .92%
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042 1,000 997
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 873
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 1,001
$ 2,871
Puerto Rico - 1 .65%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
17 16
0.00%, 07/01/2033
(e)
133 81
0.00%, 11/01/2043
(c),(e)
457 238
4.00%, 07/01/2033 1,500 1,400
4.00%, 07/01/2037 80 71
4.00%, 07/01/2041 108 94
4.00%, 07/01/2046 113 94

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico (continued)
Commonwealth of Puerto Rico   (continued)
5.38%, 07/01/2025 $ 115 $ 117
5.63%, 07/01/2027 114 119
5.63%, 07/01/2029 112 119
5.75%, 07/01/2031 109 117
$ 2,466
South Carolina - 1 .79%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 436
6.25%, 06/01/2040
(a)
1,000 775
6.50%, 06/01/2051
(a)
2,000 1,470
$ 2,681
South Dakota - 0 .32%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 485
Tennessee - 2 .41%
Chattanooga Health Educational & Housing Facility
Board
5.00%, 10/01/2028 1,050 1,068
5.00%, 10/01/2035 500 505
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,600 1,287
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 754
$ 3,614
Texas - 5 .02%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 841
4.00%, 07/15/2041 500 421
North Texas Tollway Authority
5.00%, 01/01/2045 615 620
5.00%, 01/01/2048 500 510
Port Beaumont Navigation District
3.63%, 01/01/2035
(a)
2,000 1,588
4.00%, 01/01/2050
(a)
3,000 2,078
Port of Port Arthur Navigation District
3.90%, 04/01/2040
(c)
600 600
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 835 863
$ 7,521
Utah - 0 .85%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,273
Virgin Islands - 0 .66%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 1,000 982
Virginia - 0 .50%
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 751
Washington - 0 .06%
Washington State Housing Finance Commission
3.50%, 12/20/2035 96 89
Wisconsin - 2 .38%
Public Finance Authority
4.00%, 09/30/2051 1,070 860
5.00%, 12/01/2025 1,200 1,208
5.00%, 09/01/2039
(a)
1,000 905
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 $ 300 $ 239
7.00%, 07/01/2043 500 355
$ 3,567
TOTAL MUNICIPAL BONDS $ 148,421
Total Investments $ 148,607
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.86)%
Notes with interest rates of 3.35% -3.55% at
November 30, 2023 and contractual maturity of
collateral from 2025-2042.
(g)
$ (7,283) (7,283)
Total Net Investments $ 141,324
Other Assets and Liabilities -  5.62% 8,422
TOTAL NET ASSETS - 100.00% $ 149,746
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,808 or 37.27% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
November 30, 2023.
Portfolio Summary
Sector Percent
Revenue Bonds 86 .84%
General Obligation Unlimited 4 .19%
Tax Allocation 2 .19%
Insured 2 .01%
Prerefunded 1 .12%
Special Assessment 0 .86%
General Obligation Limited 0 .79%
Certificate Participation 0 .64%
Special Tax 0 .32%
Notes 0 .16%
Exchange-Traded Funds 0 .12%
Liability For Floating Rate Notes Issued ( 4 .86 ) %
Other Assets and Liabilities
5 .62%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .79 % Shares Held Value (000's)
Money Market Funds - 0 .79%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
20,012,196 $ 20,012
TOTAL INVESTMENT COMPANIES $ 20,012
COMMON STOCKS - 98 .26 % Shares Held Value (000's)
Aerospace & Defense - 1 .68%
Bharat Electronics Ltd 24,207,400 $ 42,427
Agriculture - 0 .90%
ITC Ltd 4,369,000 22,839
Airlines - 1 .96%
Pegasus Hava Tasimaciligi AS
(c)
547,000 13,372
Turk Hava Yollari AO
(c)
4,167,000 36,253
$ 49,625
Apparel - 0 .66%
Makalot Industrial Co Ltd 1,457,000 16,704
Automobile Manufacturers - 6 .33%
Ashok Leyland Ltd 5,807,000 12,758
BYD Co Ltd 995,000 26,742
Hyundai Motor Co 205,000 29,189
Kia Corp 675,000 44,846
Mahindra & Mahindra Ltd 829,000 16,398
Maruti Suzuki India Ltd 99,000 12,604
Tata Motors Ltd 2,097,000 17,789
$ 160,326
Automobile Parts & Equipment - 0 .57%
Hyundai Mobis Co Ltd 81,000 14,326
Banks - 18 .04%
Agricultural Bank of China Ltd 38,328,000 14,148
Axis Bank Ltd 1,891,000 24,415
Banco do Brasil SA 5,468,000 60,267
Bangkok Bank PCL 3,929,000 16,778
Bank Mandiri Persero Tbk PT 52,800,000 19,909
Bank Rakyat Indonesia Persero Tbk PT 77,924,000 26,519
Canara Bank 2,042,000 9,887
China Construction Bank Corp 19,225,000 11,116
Grupo Financiero Banorte SAB de CV 3,256,537 30,303
Hana Financial Group Inc 376,800 12,124
HDFC Bank Ltd 1,162,680 21,797
ICICI Bank Ltd 6,161,000 68,804
IndusInd Bank Ltd 829,000 14,597
Krung Thai Bank PCL 25,566,000 13,234
Nedbank Group Ltd 1,004,100 11,391
PT Bank Central Asia Tbk 23,097,000 13,368
Sberbank of Russia PJSC ADR
(c)
3,419,500 —
Standard Bank Group Ltd 1,080,000 11,478
State Bank of India 7,353,000 49,893
Turkiye Is Bankasi AS 13,408,000 9,975
Union Bank of India Ltd 5,902,000 7,641
Woori Financial Group Inc 897,500 9,048
$ 456,692
Beverages - 2 .12%
Ambev SA 4,117,900 11,387
Anhui Yingjia Distillery Co Ltd 1,238,000 13,006
Fomento Economico Mexicano SAB de CV 709,000 9,018
Jiangsu King's Luck Brewery JSC Ltd 1,325,985 9,985
Luzhou Laojiao Co Ltd 355,000 10,293
$ 53,689
Chemicals - 0 .81%
Coromandel International Ltd 1,465,600 20,453
Coal - 0 .32%
Coal India Ltd 1,986,000 8,164
Computers - 1 .06%
Asia Vital Components Co Ltd 1,275,000 12,513
Wiwynn Corp 257,000 14,420
$ 26,933
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 2 .77%
Banco BTG Pactual SA 4,149,000 $ 30,009
Fubon Financial Holding Co Ltd 12,125,638 24,990
KB Financial Group Inc 374,700 15,150
$ 70,149
Electric - 1 .31%
Ningbo Sanxing Medical Electric Co Ltd 5,625,000 15,357
Shenzhen Envicool Technology Co Ltd 4,643,395 17,814
$ 33,171
Electrical Components & Equipment - 1 .17%
Delta Electronics Inc 1,627,000 16,456
Sieyuan Electric Co Ltd 1,887,970 13,093
$ 29,549
Electronics - 1 .82%
BYD Electronic International Co Ltd 1,592,000 7,267
Chroma ATE Inc 1,560,000 10,695
Gold Circuit Electronics Ltd 2,334,000 17,010
Micro-Star International Co Ltd 1,887,000 11,078
$ 46,050
Engineering & Construction - 1 .69%
Grupo Aeroportuario del Sureste SAB de CV 248,000 5,855
Larsen & Toubro Ltd 366,000 13,663
Samsung Engineering Co Ltd
(c)
450,000 8,774
Sichuan Road and Bridge Group Co Ltd 13,340,524 14,395
$ 42,687
Entertainment - 1 .83%
JYP Entertainment Corp 288,000 21,385
SM Entertainment Co Ltd 186,000 12,513
YG Entertainment Inc 305,000 12,276
$ 46,174
Food - 2 .36%
Bid Corp Ltd 503,000 11,038
BIM Birlesik Magazalar AS 1,808,000 19,302
Dino Polska SA
(c),(d)
221,817 24,705
Yankershop Food Co Ltd 413,472 4,681
$ 59,726
Healthcare - Products - 1 .22%
APT Medical Inc 129,000 6,729
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 2,921,970 13,974
Shenzhen New Industries Biomedical Engineering
Co Ltd
1,032,908 10,156
$ 30,859
Healthcare - Services - 0 .27%
Bumrungrad Hospital PCL 1,065,000 6,764
Home Furnishings - 2 .15%
Anker Innovations Technology Co Ltd 1,075,901 13,269
Beijing Roborock Technology Co Ltd 318,000 13,295
Hisense Visual Technology Co Ltd 4,573,997 14,982
LG Electronics Inc 163,000 12,924
$ 54,470
Insurance - 1 .41%
BB Seguridade Participacoes SA 2,264,000 14,439
People's Insurance Co Group of China Ltd/The 22,597,000 7,320
PICC Property & Casualty Co Ltd 11,992,000 13,930
$ 35,689
Internet - 12 .98%
Alibaba Group Holding Ltd ADR 595,400 44,584
Alibaba Group Holding Ltd
(c)
1,867,000 17,355
Baidu Inc
(c)
684,000 10,150
Kuaishou Technology
(c),(d)
922,000 6,798
Meituan
(c),(d)
900,228 10,421
PDD Holdings Inc ADR
(c)
593,076 87,443
Tencent Holdings Ltd 2,551,282 106,284
Trip.com Group Ltd ADR
(c)
434,000 15,268
Vipshop Holdings Ltd ADR
(c)
1,891,000 30,313
$ 328,616
Iron & Steel - 0 .80%
Vale SA 1,347,900 20,279

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .26%
Shanghai Yaoji Technology Co Ltd 1,987,964 $ 6,529
Lodging - 0 .37%
Galaxy Entertainment Group Ltd 1,815,000 9,389
Machinery - Construction & Mining - 0 .24%
Zhejiang Dingli Machinery Co Ltd 874,905 5,952
Mining - 1 .72%
Anji Microelectronics Technology Shanghai Co Ltd 408,200 9,939
Gold Fields Ltd 498,000 7,631
Grupo Mexico SAB de CV 4,039,000 18,555
MMC Norilsk Nickel PJSC 67,134 —
Zijin Mining Group Co Ltd 4,710,000 7,459
$ 43,584
Oil & Gas - 4 .20%
China Petroleum & Chemical Corp 13,272,000 6,811
Gazprom PJSC
(c)
4,086,000 —
LUKOIL PJSC 338,000 —
Novatek PJSC 1,026,000 —
PetroChina Co Ltd 40,091,200 26,235
PRIO SA/Brazil
(c)
4,315,000 40,441
Reliance Industries Ltd 1,153,000 32,909
$ 106,396
Pharmaceuticals - 1 .29%
Chongqing Zhifei Biological Products Co Ltd 841,000 7,667
Hubei Jumpcan Pharmaceutical Co Ltd 2,642,000 11,799
Jianmin Pharmaceutical Group Co Ltd 1,349,915 13,205
$ 32,671
Retail - 1 .31%
Haidilao International Holding Ltd
(d)
4,680,000 9,287
HLA Group Corp Ltd 8,880,000 9,420
Wal-Mart de Mexico SAB de CV 3,659,000 14,406
$ 33,113
Semiconductors - 14 .90%
Global Unichip Corp 386,000 20,325
MediaTek Inc 651,000 19,660
Novatek Microelectronics Corp 1,566,000 25,580
Samsung Electronics Co Ltd 1,738,949 98,055
Taiwan Semiconductor Manufacturing Co Ltd 9,897,756 181,051
Taiwan Semiconductor Manufacturing Co Ltd ADR 232,717 22,646
Zhejiang Jingsheng Mechanical & Electrical Co Ltd 1,632,765 9,862
$ 377,179
Software - 4 .68%
HCL Technologies Ltd 3,153,200 50,809
Hundsun Technologies Inc 2,051,919 8,621
Kingnet Network Co Ltd 4,607,000 7,522
NetEase Inc 2,281,000 51,456
$ 118,408
Telecommunications - 2 .26%
Accton Technology Corp 1,319,000 22,442
Shenzhen Transsion Holdings Co Ltd 1,078,000 16,689
Xiaomi Corp
(c),(d)
9,101,000 18,166
$ 57,297
Transportation - 0 .24%
Jiayou International Logistics Co Ltd 2,545,200 6,092
Water - 0 .56%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
1,037,000 14,276
TOTAL COMMON STOCKS $ 2,487,247
PREFERRED STOCKS - 1 .30 % Shares Held Value (000's)
Electric - 0 .34%
Cia Energetica de Minas Gerais 0.06% 3,895,000 $ 8,744
Oil & Gas - 0 .96%
Petroleo Brasileiro SA 0.97% 3,354,000 24,252
TOTAL PREFERRED STOCKS $ 32,996
Total Investments $ 2,540,255
Other Assets and Liabilities -  (0.35)% (8,892)
TOTAL NET ASSETS - 100.00% $ 2,531,363
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $69,377 or 2.74% of net assets.
Portfolio Summary
Location Percent
China 28 .67%
India 17 .69%
Taiwan 16 .41%
Korea, Republic Of 11 .49%
Brazil 8 .84%
Ireland 3 .45%
Turkey 3 .11%
Mexico 3 .09%
Indonesia 2 .37%
South Africa 1 .64%
Thailand 1 .45%
Poland 0 .98%
United States 0 .79%
Hong Kong 0 .37%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .35 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 32,836 $ 326,586 $ 339,410 $ 20,012
$ 32,836 $ 326,586 $ 339,410 $ 20,012
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 334 $ — $ — $ —
$ 334 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .70 % Shares Held Value (000's)
Money Market Funds - 1 .70%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
21,122,359 $ 21,122
TOTAL INVESTMENT COMPANIES $ 21,122
COMMON STOCKS - 98 .18 % Shares Held Value (000's)
Advertising - 1 .79%
Interpublic Group of Cos Inc/The 725,440 $ 22,300
Automobile Parts & Equipment - 1 .36%
Linamar Corp 397,454 16,874
Banks - 9 .64%
Bank OZK 704,050 29,471
Cathay General Bancorp 536,880 19,693
Cullen/Frost Bankers Inc 238,619 23,454
East West Bancorp Inc 511,794 32,202
ServisFirst Bancshares Inc 294,265 15,055
$ 119,875
Chemicals - 3 .48%
HB Fuller Co 161,913 12,254
Huntsman Corp 563,792 13,869
RPM International Inc 166,878 17,177
$ 43,300
Commercial Services - 0 .65%
Morningstar Inc 28,380 8,042
Computers - 4 .28%
Amdocs Ltd 315,981 26,469
Crane NXT Co 94,769 4,877
Leidos Holdings Inc 203,529 21,843
$ 53,189
Consumer Products - 2 .60%
Avery Dennison Corp 119,731 23,288
WD-40 Co 37,106 8,975
$ 32,263
Diversified Financial Services - 5 .86%
Federal Agricultural Mortgage Corp 130,132 21,581
Hamilton Lane Inc 194,091 18,992
Jefferies Financial Group Inc 382,447 13,554
Raymond James Financial Inc 178,330 18,751
$ 72,878
Electric - 2 .75%
Alliant Energy Corp 352,257 17,813
IDACORP Inc 169,573 16,364
$ 34,177
Electrical Components & Equipment - 1 .98%
Energizer Holdings Inc 226,446 6,983
Littelfuse Inc 75,759 17,637
$ 24,620
Electronics - 3 .21%
Hubbell Inc 59,259 17,777
nVent Electric PLC 416,164 22,161
$ 39,938
Engineering & Construction - 0 .67%
Comfort Systems USA Inc 43,017 8,327
Food - 1 .94%
Ingredion Inc 235,462 24,133
Gas - 1 .47%
NiSource Inc 711,050 18,231
Hand & Machine Tools - 5 .33%
Lincoln Electric Holdings Inc 113,306 22,442
MSA Safety Inc 130,437 22,714
Snap-on Inc 76,886 21,120
$ 66,276
Healthcare - Products - 4 .48%
CONMED Corp 178,497 19,147
DENTSPLY SIRONA Inc 519,388 16,491
STERIS PLC 99,968 20,088
$ 55,726
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .82%
Quest Diagnostics Inc 46,802 $ 6,423
Select Medical Holdings Corp 716,392 16,190
$ 22,613
Home Builders - 3 .70%
LCI Industries 203,232 22,053
MDC Holdings Inc 541,492 23,966
$ 46,019
Insurance - 5 .00%
Assured Guaranty Ltd 389,982 26,484
F&G Annuities & Life Inc 42,825 1,748
Fidelity National Financial Inc 677,503 30,379
Kinsale Capital Group Inc 10,298 3,605
$ 62,216
Leisure Products & Services - 3 .79%
Acushnet Holdings Corp 360,850 20,388
Brunswick Corp/DE 339,212 26,754
$ 47,142
Machinery - Diversified - 4 .62%
AGCO Corp 64,762 7,353
Albany International Corp 190,902 16,383
Crane Co 128,230 13,551
Nordson Corp 85,817 20,196
$ 57,483
Media - 0 .48%
Cable One Inc 11,197 5,958
Metal Fabrication & Hardware - 1 .53%
Timken Co/The 262,977 19,040
Miscellaneous Manufacturers - 0 .91%
Donaldson Co Inc 185,094 11,261
Oil & Gas - 4 .03%
Coterra Energy Inc 168,453 4,422
Diamondback Energy Inc 175,971 27,171
HF Sinclair Corp 353,409 18,547
$ 50,140
Packaging & Containers - 1 .87%
Packaging Corp of America 138,721 23,307
Pharmaceuticals - 0 .69%
Organon & Co 758,171 8,583
Pipelines - 1 .77%
Targa Resources Corp 243,017 21,981
REITs - 9 .50%
Agree Realty Corp 331,926 19,653
Camden Property Trust 110,846 10,005
Cousins Properties Inc 702,992 14,425
EastGroup Properties Inc 102,896 17,878
Essential Properties Realty Trust Inc 675,691 16,048
Four Corners Property Trust Inc 569,287 13,088
Granite Real Estate Investment Trust 306,254 15,505
Terreno Realty Corp 200,681 11,461
$ 118,063
Retail - 3 .25%
Papa John's International Inc 122,845 8,014
Williams-Sonoma Inc 172,639 32,377
$ 40,391
Semiconductors - 3 .02%
MKS Instruments Inc 293,843 24,257
Monolithic Power Systems Inc 24,295 13,331
$ 37,588
Shipbuilding - 0 .71%
Huntington Ingalls Industries Inc 37,412 8,867
TOTAL COMMON STOCKS $ 1,220,801
Total Investments $ 1,241,923
Other Assets and Liabilities -  0.12% 1,461
TOTAL NET ASSETS - 100.00% $ 1,243,384

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2023 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 30 .00%
Industrial 20 .83%
Consumer, Non-cyclical 12 .18%
Consumer, Cyclical 12 .10%
Technology 7 .30%
Energy 5 .80%
Utilities 4 .22%
Basic Materials 3 .48%
Communications 2 .27%
Money Market Funds 1 .70%
Other Assets and Liabilities
0 .12%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 13,928 $ 51,579 $ 44,385 $ 21,122
$ 13,928 $ 51,579 $ 44,385 $ 21,122
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 189 $ — $ — $ —
$ 189 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .55 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .75%
Invesco Preferred ETF
(a)
3,197,555 $ 35,909
iShares Preferred and Income Securities ETF
(a)
222,477 6,821
$ 42,730
Money Market Funds - 2 .80%
BlackRock Liquidity FedFund - Institutional Class
5.26%
(b),(c)
47,701,098 47,701
Principal Government Money Market Fund - Class
R-6 5.27%
(b),(c),(d)
112,323,998 112,324
$ 160,025
TOTAL INVESTMENT COMPANIES $ 202,755
CONVERTIBLE PREFERRED STOCKS
- 0 .20 % Shares Held Value (000's)
Banks - 0 .20%
Wells Fargo & Co 7.50%
(e)
10,320 $ 11,538
TOTAL CONVERTIBLE PREFERRED STOCKS $ 11,538
PREFERRED STOCKS - 6 .74 % Shares Held Value (000's)
Banks - 2 .09%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(e)
4,176 $ 72
Bank of America Corp 4.38%, 11/03/2025
(e)
317,959 5,835
Citizens Financial Group Inc 5.00%, 01/06/2025
(e)
14,364 277
Citizens Financial Group Inc 6.35%, 04/06/2024
(e)
79,788 1,924
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
382,212 6,471
First Horizon Corp 4.70%, 07/10/2026
(e)
2,024 30
First Horizon Corp 6.50%, 10/10/2025
(e)
4,128 87
Fulton Financial Corp 5.13%, 01/15/2026
(e)
60,420 965
Goldman Sachs Group Inc/The 6.30%,
01/02/2024
(e)
27,366 581
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Goldman Sachs Group Inc/The 6.38%,
05/10/2024
(e)
7,685 194
CME Term Secured Overnight Financing
Rate 3 Month + 3.81%
Huntington Bancshares Inc/OH 4.50%,
04/15/2026
(e)
2,000 35
Huntington Bancshares Inc/OH 5.70%,
03/01/2024
(e)
19,328 390
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(e)
29,006 696
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 12/01/2024
(e)
250,724 5,215
JPMorgan Chase & Co 5.75%, 03/01/2024
(e)
32,068 777
KeyCorp 5.63%, 09/15/2024
(e)
407 8
KeyCorp 5.65%, 03/15/2024
(e)
30,834 597
KeyCorp 6.13%, 12/15/2026
(e)
902,972 19,522
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
272,345 5,526
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(a),(e)
25,070 613
3 Month USD LIBOR + 4.02%
Morgan Stanley 4.88%, 01/15/2025
(e)
1,000 21
Morgan Stanley 5.85%, 04/15/2027
(e)
649,481 15,250
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
510,068 13,160
Morgan Stanley 6.88%, 01/15/2024
(e)
1,383 35
Northern Trust Corp 4.70%, 01/01/2025
(a),(e)
222,643 5,029
Regions Financial Corp 4.45%, 06/15/2026
(e)
286,505 4,661
Regions Financial Corp 5.70%, 05/15/2029
(e)
336,951 6,692
3 Month USD LIBOR + 3.15%
Regions Financial Corp 6.38%, 09/15/2024
(a),(e)
27,316 607
CME Term Secured Overnight Financing
Rate 3 Month + 3.80%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
State Street Corp 5.90%, 03/15/2024
(a),(e)
235,689 $ 5,876
CME Term Secured Overnight Financing
Rate 3 Month + 3.37%
Truist Financial Corp 4.75%, 09/01/2025
(e)
423,671 8,236
US Bancorp 3.75%, 01/15/2026
(e)
3,217 52
US Bancorp 4.00%, 04/15/2026
(e)
54,718 925
Webster Financial Corp 5.25%, 01/02/2024
(e)
194,856 3,589
Webster Financial Corp 6.50%, 01/02/2024
(e)
37,427 829
Wells Fargo & Co 4.70%, 12/15/2025
(a),(e)
47,857 926
Wells Fargo & Co 4.75%, 03/15/2025
(a),(e)
174,991 3,362
Wells Fargo & Co 5.63%, 03/15/2024
(a),(e)
17,140 396
$ 119,461
Diversified Financial Services - 0 .50%
Affiliated Managers Group Inc 4.20%, 09/30/2061 160,011 2,511
Affiliated Managers Group Inc 4.75%, 09/30/2060 7,600 131
Affiliated Managers Group Inc 5.88%, 03/30/2059 148,321 3,175
Capital One Financial Corp 4.25%, 09/01/2026
(e)
97,768 1,549
Capital One Financial Corp 4.80%, 06/01/2025
(e)
194,539 3,434
Capital One Financial Corp 5.00%, 12/01/2024
(e)
358,912 6,511
Stifel Financial Corp 4.50%, 08/15/2026
(e)
566,576 9,462
Voya Financial Inc 5.35%, 09/15/2029
(e)
72,909 1,734
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 28,507
Electric - 0 .79%
CMS Energy Corp 4.20%, 07/15/2026
(e)
2,567 54
CMS Energy Corp 5.88%, 03/01/2079 118,907 2,872
DTE Energy Co 4.38%, 12/01/2081 249,045 5,086
DTE Energy Co 5.25%, 12/01/2077 311,382 7,252
Duke Energy Corp 5.75%, 06/15/2024
(a),(e)
47,856 1,181
Entergy Arkansas LLC 4.88%, 09/01/2066 24,641 524
Entergy Louisiana LLC 4.88%, 09/01/2066 90,267 1,941
Entergy Texas Inc 5.38%, 10/15/2024
(e)
29,934 667
Georgia Power Co 5.00%, 10/01/2077 196,191 4,559
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
80,326 2,016
Southern Co/The 4.95%, 01/30/2080 246,842 5,492
Southern Co/The 5.25%, 12/01/2077 552,515 13,183
$ 44,827
Food - 0 .36%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(f)
236,300 20,676
Insurance - 1 .02%
Allstate Corp/The 4.75%, 01/15/2025
(e)
136,396 2,853
Allstate Corp/The 7.38%, 07/15/2028
(e)
250,880 6,701
Allstate Corp/The 8.82%, 01/15/2053 447,448 11,414
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
American Financial Group Inc/OH 4.50%,
09/15/2060
100,754 1,825
American Financial Group Inc/OH 5.63%,
06/01/2060
(a)
126,116 2,756
American Financial Group Inc/OH 5.88%,
03/30/2059
(a)
95,043 2,248
Arch Capital Group Ltd 4.55%, 06/11/2026
(a),(e)
119,912 2,351
Arch Capital Group Ltd 5.45%, 01/02/2024
(e)
53,645 1,211
Assurant Inc 5.25%, 01/15/2061 2,936 57
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
536,013 8,582
Equitable Holdings Inc 5.25%, 12/15/2024
(e)
461,567 9,568
Prudential Financial Inc 5.95%, 09/01/2062 181,800 4,618
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
126,330 2,108
RenaissanceRe Holdings Ltd 5.75%, 01/02/2024
(e)
21,127 490
W R Berkley Corp 4.13%, 03/30/2061 78,852 1,441
$ 58,223
REITs - 1 .31%
Digital Realty Trust Inc 5.85%, 03/13/2024
(a),(e)
2,153 52
Federal Realty Investment Trust 5.00%,
01/02/2024
(e)
14,868 335
Kimco Realty Corp 5.13%, 01/02/2024
(e)
22,646 510

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2023 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Kimco Realty Corp 5.25%, 01/02/2024
(e)
130,526 $ 2,998
Prologis Inc 8.54%, 11/13/2026
(e)
151,755 8,620
Public Storage 3.88%, 10/06/2025
(e)
53,880 921
Public Storage 3.95%, 08/17/2026
(e)
49,690 865
Public Storage 4.00%, 11/19/2026
(a),(e)
433,276 7,942
Public Storage 4.00%, 06/16/2026
(a),(e)
797,754 14,663
Public Storage 4.10%, 01/13/2027
(e)
48,444 885
Public Storage 4.13%, 08/14/2025
(e)
488,818 9,151
Public Storage 4.63%, 06/17/2025
(a),(e)
286,725 5,984
Public Storage 4.70%, 11/15/2024
(e)
338,103 7,100
Public Storage 4.75%, 12/20/2024
(e)
187,720 3,922
Public Storage 5.05%, 01/02/2024
(a),(e)
113,347 2,652
Public Storage 5.60%, 03/11/2024
(e)
332,703 8,288
$ 74,888
Sovereign - 0 .08%
CoBank ACB 6.20%, 01/01/2025
(e)
45,175 4,348
3 Month USD LIBOR + 3.74%
Telecommunications - 0 .59%
AT&T Inc 4.75%, 02/18/2025
(e)
1,744,397 33,492
AT&T Inc 5.00%, 12/12/2024
(e)
12,144 244
$ 33,736
TOTAL PREFERRED STOCKS $ 384,666
BONDS - 89 .68%
Principal
Amount (000's) Value (000's)
Banks - 59 .90%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 12,200 $ 12,022
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(g),(h)
2,700 2,661
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
14,200 12,051
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(g),(h)
60,800 58,173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
55,000 42,853
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(e),(g),(h)
20,800 20,627
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.99%
9.63%, 11/21/2028
(e),(g),(h)
30,000 30,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(g),(h)
20,000 20,875
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
4.38%, 01/27/2027
(e),(g)
19,620 16,977
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(a),(e),(g)
48,736 47,376
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 09/05/2024
(e),(g)
22,600 22,291
CME Term Secured Overnight Financing
Rate 3 Month + 3.97%
6.50%, 10/23/2024
(a),(e),(g)
85,474 84,726
CME Term Secured Overnight Financing
Rate 3 Month + 4.44%
8.05%, 06/15/2027 6,312 6,705
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(g)
$ 40,256 $ 36,491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
33,250 27,666
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(g)
7,650 6,935
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(a),(e),(g)
52,800 49,581
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(g)
15,820 15,897
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(g),(h)
12,900 9,506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(g),(h)
25,000 23,187
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
8.00%, 06/15/2024
(e),(g),(h)
32,203 31,678
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(g),(h)
3,600 3,359
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(e),(g),(h)
40,400 40,481
USD SOFR ICE Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.63%, 01/12/2027
(e),(f),(g),(h)
13,200 11,109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
6.63%, 03/25/2024
(e),(f),(g),(h)
41,500 41,208
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
6.63%, 03/25/2024
(e),(g),(h)
17,200 17,079
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
7.00%, 08/16/2028
(a),(e),(f),(g),(h)
4,669 4,340
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 3.98%
7.38%, 08/19/2025
(e),(f),(g),(h)
1,600 1,588
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(e),(g),(h)
26,000 25,811
USD Swap Semi-Annual 5 Year + 5.15%
7.75%, 08/16/2029
(e),(f),(g),(h)
22,000 21,644
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(g),(h)
10,048 9,885
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.50%, 08/14/2028
(e),(f),(g),(h)
69,300 70,329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(a),(e),(f),(g),(h)
6,000 6,299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(g),(h)
8,600 9,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,389

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
3.88%, 02/18/2026
(e),(g)
$ 64,400 $ 56,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(g)
34,110 30,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.95%, 05/15/2025
(e),(g)
11,168 10,786
CME Term Secured Overnight Financing
Rate 3 Month + 4.17%
6.25%, 08/15/2026
(e),(g)
71,997 69,919
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.38%, 05/15/2028
(e),(g)
36,300 35,897
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(g)
25,074 19,027
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(g)
65,196 59,893
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(a),(e),(g)
10,835 9,269
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
8.69%, 01/06/2024
(e)
3,440 2,950
CME Term Secured Overnight Financing
Rate 3 Month + 3.26%
Corestates Capital III
6.21%, 02/15/2027
(f)
18,621 17,716
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
4.75%, 03/23/2029
(e),(f),(g),(h)
2,100 1,681
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
7.88%, 01/23/2024
(a),(e),(f),(g),(h)
27,240 27,267
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(g),(h)
8,100 8,108
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(g),(h)
63,768 63,927
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(a),(e),(g),(h)
15,000 15,038
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
1.55%, 09/10/2027
(g)
5,000 4,436
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
6.13%, 03/28/2024
(e),(g),(h)
5,500 5,445
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(g),(h)
62,745 60,802
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(a),(e),(g)
13,325 12,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
6.66%, 01/15/2027 2,000 1,784
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(g)
$ 22,598 $ 18,848
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(g)
12,800 10,788
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(g)
11,800 9,956
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(e),(g)
23,663 22,334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(e),(g)
15,750 15,530
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(g)
69,567 84,529
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(e),(g)
50,708 61,614
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
15,900 14,455
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(e),(g),(h)
14,800 14,270
USD Swap Rate NY 5 Year + 4.37%
6.50%, 03/23/2028
(e),(g),(h)
5,600 5,098
USD Swap Rate NY 5 Year + 3.61%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(a),(e),(g)
87,459 74,316
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(e),(g)
38,673 33,764
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(g),(h)
22,300 16,779
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(e),(g),(h)
14,500 9,884
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.88%, 05/16/2029
(e),(g),(h)
6,000 4,693
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.51%
5.75%, 11/16/2026
(e),(g),(h)
19,275 17,432
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(g),(h)
46,800 44,957
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(g),(h)
45,000 44,271
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
91,826 88,229
USD Swap Semi-Annual 5 Year + 5.46%
8.25%, 11/21/2033
(f),(g)
25,319 26,309
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 4.40%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(g)
137,806 124,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.59%, 01/15/2087 4,000 3,438
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
6.75%, 02/01/2024
(e),(g)
91,229 91,220
CME Term Secured Overnight Financing
Rate 3 Month + 4.04%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp
5.00%, 09/15/2026
(a),(e),(g)
$ 16,152 $ 12,500
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
6.40%, 07/01/2028 6,825 5,782
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 10,620
Lloyds Banking Group PLC
6.75%, 06/27/2026
(e),(g),(h)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 06/27/2024
(e),(g),(h)
53,331 52,351
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(g),(h)
39,780 38,334
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(g)
5,000 5,398
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(e),(g),(h)
6,400 6,061
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
20,118 14,346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(a),(e),(g)
12,378 10,652
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(e),(g)
6,305 5,082
3 Month USD LIBOR + 3.52%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(f),(g),(h)
21,000 18,986
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(g),(h)
5,000 4,521
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(e),(g),(h)
14,885 10,442
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(g),(h)
55,100 52,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(a),(e),(g),(h)
42,225 41,879
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(a),(e),(f),(g),(h)
29,631 29,087
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(a),(e),(g),(h)
18,735 18,391
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(g),(h)
12,400 11,898
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(f),(g),(h)
74,562 71,543
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(e),(g)
12,400 11,405
CME Term Secured Overnight Financing
Rate 3 Month + 3.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(g)
$ 16,500 $ 12,646
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(g)
3,000 2,688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(g)
9,200 8,689
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(g)
49,820 43,443
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(g)
9,964 9,407
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(g),(h)
32,800 31,128
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
8.00%, 09/29/2025
(a),(e),(f),(g),(h)
38,460 37,749
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(e),(g),(h)
19,000 18,649
USD Swap Rate NY 5 Year + 5.87%
9.38%, 11/22/2027
(e),(f),(g),(h)
3,800 3,803
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
Standard Chartered PLC
4.30%, 08/19/2028
(e),(f),(g),(h)
13,032 9,904
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.00%, 07/26/2025
(e),(g),(h)
8,000 7,711
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(a),(e),(f),(g),(h)
15,000 14,459
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(g)
13,500 12,512
3 Month USD LIBOR + 1.46%
7.75%, 08/15/2027
(a),(e),(f),(g),(h)
45,000 44,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(g),(h)
20,400 17,927
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(e),(g),(h)
13,800 13,696
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
7.63%, 03/17/2028
(e),(g),(h)
14,000 13,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(g)
28,800 28,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(g)
93,457 82,565
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(g)
20,484 19,373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp   (continued)
6.31%, 05/15/2027 $ 10,900 $ 10,131
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
6.32%, 03/15/2028 9,022 8,122
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
6.64%, 04/01/2027 7,000 6,445
CME Term Secured Overnight Financing
Rate 3 Month + 1.24%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(f),(g),(h)
20,000 17,167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(g),(h)
7,000 5,225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.88%, 08/07/2025
(e),(g),(h)
16,933 16,277
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(e),(f),(g),(h)
4,000 3,981
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 02/19/2025
(e),(g),(h)
43,320 42,399
USD Swap Semi-Annual 5 Year + 4.87%
9.25%, 11/13/2028
(e),(f),(g),(h)
17,000 17,761
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
UniCredit SpA
8.00%, 06/03/2024
(e),(g),(h)
58,250 57,668
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(g)
33,243 25,272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
6.80%, 01/15/2027
(e),(f)
1,500 1,086
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(g)
101,743 91,790
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.88%, 06/15/2025
(e)
4,539 4,471
3 Month USD LIBOR + 3.99%
6.16%, 01/15/2027 5,345 5,076
CME Term Secured Overnight Financing
Rate 3 Month + 0.76%
7.63%, 09/15/2028
(a),(e),(g)
43,100 44,178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,025
$ 3,419,826
Diversified Financial Services - 5 .29%
Ally Financial Inc
4.70%, 05/15/2026
(e),(g)
39,600 27,872
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(a),(e),(g)
7,500 4,834
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(g)
53,000 44,681
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(e),(g)
25,240 19,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(g)
$ 101,900 $ 87,726
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(a),(e),(g)
65,131 62,932
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(g)
19,750 15,129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(e),(g)
25,580 23,737
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Julius Baer Group Ltd
3.63%, 03/23/2028
(e),(g),(h)
3,500 2,271
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Voya Financial Inc
4.70%, 01/23/2048
(g)
2,755 2,207
3 Month USD LIBOR + 2.08%
7.75%, 09/15/2028
(e),(g)
11,706 11,611
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 302,083
Electric - 4 .61%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(g)
28,680 23,589
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
21,200 17,434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.65%, 12/15/2024
(e),(g)
122,977 113,887
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.25%, 01/15/2082
(g)
4,100 3,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(a),(e),(g)
91,812 89,875
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
NextEra Energy Capital Holdings Inc
7.72%, 10/01/2066
(a)
17,264 15,253
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
$ 263,108
Food - 0 .14%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
8,700 7,874
Insurance - 11 .98%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 17,758
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,800 4,396
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(g),(h)
6,200 5,308
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
3.50%, 11/17/2025
(e),(f),(g),(h)
27,400 23,458
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon Corp
8.21%, 01/01/2027 $ 4,750 $ 5,017
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(g)
63,620 60,286
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(g)
49,800 48,555
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(g)
2,490 2,328
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(g)
500 480
Secured Overnight Financing Rate + 4.14%
Corebridge Financial Inc
6.88%, 12/15/2052
(g)
28,590 27,455
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Everest Reinsurance Holdings Inc
8.03%, 05/01/2067 14,420 12,165
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(g)
19,000 15,474
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
76,240 74,129
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
5,025 5,070
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 25,682
MetLife Inc
3.85%, 09/15/2025
(e),(g)
25,556 24,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 10,467
9.25%, 04/08/2068
(f)
53,475 59,259
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 65,383
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(g)
520 493
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(f),(g)
1,800 1,707
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,129
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(g)
4,800 4,695
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(g)
1,800 1,760
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 73,215 67,508
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(g)
3,200 2,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(g)
22,900 18,169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(f),(g)
5,000 4,828
USD Swap Rate NY 5 Year + 3.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Nippon Life Insurance Co   (continued)
5.10%, 10/16/2044
(f),(g)
$ 19,700 $ 19,418
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(g)
1,406 1,159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.13%, 03/01/2052
(g)
1,000 888
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(g)
23,400 22,114
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(f),(g)
4,700 4,363
3 Month USD LIBOR + 2.99%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
60,100 46,433
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 683,962
Oil & Gas - 0 .77%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(g)
24,400 23,509
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(g)
22,562 20,278
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 43,787
Pipelines - 3 .24%
Enbridge Inc
5.75%, 07/15/2080
(g)
59,201 51,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(g)
46,935 42,598
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(g)
34,882 31,149
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
8.25%, 01/15/2084
(g)
3,000 2,995
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
36,410 33,369
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
Transcanada Trust
5.50%, 09/15/2079
(g)
28,000 23,336
Secured Overnight Financing Rate + 4.42%
$ 184,893
REITs - 1 .02%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(g)
10,500 9,649
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(g)
4,300 3,952
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(g)
51,600 44,847
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 58,448

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 0 .67%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
$ 1,000 $ 791
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
16,400 15,576
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(g)
11,400 10,789
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(g)
11,800 11,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 38,248
Telecommunications - 1 .28%
Vodafone Group PLC
3.25%, 06/04/2081
(g)
24,000 21,885
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(g)
50,982 51,492
USD Swap Semi-Annual 5 Year + 4.87%
$ 73,377
Transportation - 0 .78%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
46,256 44,583
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,120,189
Total Investments $ 5,719,148
Other Assets and Liabilities -  (0.17)% (9,791)
TOTAL NET ASSETS - 100.00% $ 5,709,357
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $118,621 or 2.08% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $122,071 or
2.14% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,138,535 or 19.94% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,733,574 or 30.36% of net assets.
Portfolio Summary
Sector Percent
Financial 83 .31%
Utilities 5 .40%
Energy 4 .01%
Money Market Funds 2 .80%
Communications 1 .87%
Industrial 0 .78%
Government 0 .75%
Exchange-Traded Funds 0 .75%
Consumer, Non-cyclical 0 .50%
Other Assets and Liabilities
( 0 .17 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2023 Purchases Sales November 30, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ 108,485 $ 562,600 $ 558,761 $ 112,324
$ 108,485 $ 562,600 $ 558,761 $ 112,324
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 396 $ — $ — $ —
$ 396 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future; March
2024
N/A 300 $ 300 $ 117 .00 12/26/2023 $ (465) $ (375) $ 90
Total $ (465) $ (375) $ 90
Amounts in thousands except contracts/shares.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
November 30, 2023 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Ultra Note; March 2024 Short 1,498 $ 170,046 $ (683)
US 2 Year Note; March 2024 Long 3,215 657,342 1,626
Total $ 943
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
November 30, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
COP Colombian Peso
EUR Euro
GBP British Pound Sterling
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
TRY Turkish Lira
USD/$ United States Dollar
UYU Uruguayan Peso
ZAR South African Rand

November 30, 2023 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap Fund,
Global Multi-Strategy Fund, Global Sustainable Listed Infrastructure Fund, International Equity Index Fund, International Small Company
Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and
Capital Securities Income Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-
traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and US Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.

November 30, 2023 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of November 30, 2023 in valuing the Funds’ securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 9,918,513 $ — $ — $ 9,918,513
Investment Companies* 69,291 — — 69,291
Total investments in securities $ 9,987,804 $ — $ — $ 9,987,804
Bond Market Index Fund
Bonds* — 620,762 — 620,762
Investment Companies* 39,121 — — 39,121
Municipal Bonds* — 3,199 — 3,199
U.S. Government & Government Agency Obligations* — 1,475,499 — 1,475,499
Total investments in securities $ 39,121 $ 2,099,460 $ — $ 2,138,581
Capital Securities Fund
Bonds* — 1,019,329 — 1,019,329
Investment Companies* 26,496 — — 26,496
Preferred Stocks
Financial 1,807 — — 1,807
Government — 963 — 963
Total investments in securities $ 28,303 $ 1,020,292 $ — $ 1,048,595
Diversified Real Asset Fund
Bonds* — 16,611 — 16,611
Common Stocks
Basic Materials 101,663 25,458 — 127,121
Communications — 4,769 1 4,770

November 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund (continued)
Common Stocks (continued)
Consumer, Cyclical $ 12,065 $ 4,489 $ 1 $ 16,555
Consumer, Non-cyclical 45,060 75,654 5 120,719
Energy 336,265 55,927 — 392,192
Financial 449,326 206,691 — 656,017
Industrial 96,302 172,166 47 268,515
Technology 10,853 2,829 — 13,682
Utilities 328,821 316,120 — 644,941
Investment Companies* 125,762 — — 125,762
Preferred Stocks
Industrial — 3 248 251
Utilities 13,799 — — 13,799
Senior Floating Rate Interests* — 86,937 — 86,937
U.S. Government & Government Agency Obligations* — 1,026,345 — 1,026,345
Purchased Options 541 40 — 581
Purchased Interest Rate Swaptions — 210 — 210
Total investments in securities $ 1,520,457 $ 1,994,249 $ 302 $ 3,515,008
Derivative Assets
Commodity Contracts
Futures** 17,145 — — 17,145
Foreign Exchange Contracts
Foreign Currency Contracts — 13 — 13
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 162 — 162
Futures** 46 — — 46
Derivative Liabilities
Commodity Contracts
Futures** (12,453) — — (12,453)
Total Return Swaps — (5,922) — (5,922)
Foreign Exchange Contracts
Foreign Currency Contracts — (27) — (27)
Written Options — (8) — (8)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (296) — (296)
Futures** (281) — — (281)
Written Interest Rate Swaptions — (660) — (660)
Written Options (18) — — (18)
Edge MidCap Fund
Common Stocks
Basic Materials 1,127 — — 1,127
Communications 1,817 814 — 2,631
Consumer, Cyclical 7,890 — — 7,890
Consumer, Non-cyclical 14,928 — — 14,928
Energy 3,423 — — 3,423
Financial 14,096 — — 14,096
Industrial 14,893 — — 14,893
Technology 8,893 — — 8,893
Utilities 3,556 — — 3,556
Investment Companies* 992 — — 992
Total investments in securities $ 71,615 $ 814 $ — $ 72,429
Global Multi-Strategy Fund
Bonds* — 151,516 93 151,609
Common Stocks
Basic Materials 4,324 385 — 4,709
Communications 13,307 706 — 14,013
Consumer, Cyclical 16,039 3,731 — 19,770
Consumer, Non-cyclical 29,118 5,420 1,971 36,509
Diversified 7,464 2,292 — 9,756
Energy 15,147 300 — 15,447
Financial 19,412 2,622 — 22,034
Industrial 20,306 2,792 — 23,098
Technology 24,528 2,093 337 26,958

November 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Common Stocks (continued)
Utilities $ 1,926 $ 1,466 $ — $ 3,392
Convertible Bonds* — 4,406 — 4,406
Convertible Preferred Stocks
Energy 21 — — 21
Technology 132 — — 132
Investment Companies* 99,431 — — 99,431
Preferred Stocks
Consumer, Cyclical 37 13 — 50
Consumer, Non-cyclical 288 — — 288
Senior Floating Rate Interests* — 2,019 2 2,021
U.S. Government & Government Agency Obligations* — 3,270 — 3,270
Purchased Options — 212 — 212
Total investments in securities $ 251,480 $ 183,243 $ 2,403 $ 437,126
Short Sales
Common Stocks
Basic Materials (545) (554) — (1,099)
Communications (892) (236) — (1,128)
Consumer, Cyclical (1,194) (2,153) — (3,347)
Consumer, Non-cyclical (2,300) (2,993) — (5,293)
Diversified — (101) — (101)
Energy (2,204) (203) — (2,407)
Financial (2,973) (1,535) — (4,508)
Industrial (2,066) (2,998) — (5,064)
Technology (1,829) (896) — (2,725)
Utilities — (98) — (98)
Preferred Stocks
Industrial — (50) — (50)
U.S. Government & Government Agency Obligations* — (69) — (69)
Total Short Sales $ (14,003) $ (11,886) $ — $ (25,889)
Derivative Assets
Commodity Contracts
Futures** 21 3 — — 21 3
Equity Contracts
Futures** 558 — — 558
Total Return Equity Basket Swaps — 5,657 — 5,657
Foreign Exchange Contracts
Foreign Currency Contracts — 1,223 — 1,223
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 50 — 50
Futures** 2 49 — — 2 49
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (93) — (93)
Exchange Cleared Credit Default Swaps** — (220) — (220)
Commodity Contracts
Futures** (39 2 ) — — (39 2 )
Equity Contracts
Futures** (20 7 ) — — (20 7 )
Written Options — (1,321) — (1,321)
Foreign Exchange Contracts
Foreign Currency Contracts — (2,140) — (2,140)
Futures** (13) — — (13)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — — — —
Futures** (1,071) — — (1,071)
Global Sustainable Listed Infrastructure Fund
Common Stocks
Consumer, Non-cyclical 412 993 — 1,405
Energy 1,504 — — 1,504
Financial 1,523 — — 1,523
Industrial 1,047 2,411 — 3,458
Utilities 5,963 2,284 — 8,247
Investment Companies* 331 — — 331
Total investments in securities $ 10,780 $ 5,688 $ — $ 16,468

November 30, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund
Common Stocks
Basic Materials $ — $ 71,416 $ — $ 71,416
Communications 1,768 47,770 — 49,538
Consumer, Cyclical — 151,855 — 151,855
Consumer, Non-cyclical 1,696 272,929 — 274,625
Diversified — 845 — 845
Energy — 53,022 — 53,022
Financial 1,200 231,561 — 232,761
Industrial — 155,373 — 155,373
Technology 2,152 73,134 — 75,286
Utilities — 37,681 — 37,681
Investment Companies* 22,033 — — 22,033
Preferred Stocks
Consumer, Cyclical — 3,421 — 3,421
Consumer, Non-cyclical — 960 — 960
Industrial — 609 — 609
Total investments in securities $ 28,849 $ 1,100,576 $ — $ 1,129,425
Derivative Assets
Equity Contracts
Futures** 134 — — 134
International Small Company Fund
Common Stocks
Basic Materials 18,531 25,121 — 43,652
Communications 3,300 12,179 — 15,479
Consumer, Cyclical 9,925 100,465 — 110,390
Consumer, Non-cyclical 7,886 79,360 — 87,246
Energy 22,746 10,475 — 33,221
Financial 4,396 136,841 — 141,237
Industrial 15,020 135,653 — 150,673
Technology 13,086 46,831 — 59,917
Utilities 4,229 12,757 — 16,986
Investment Companies* 10,848 — — 10,848
Total investments in securities $ 109,967 $ 559,682 $ — $ 669,649
Opportunistic Municipal Fund
Investment Companies* 186 — — 186
Municipal Bonds* — 148,421 — 148,421
Total investments in securities $ 186 $ 148,421 $ — $ 148,607
Origin Emerging Markets Fund
Common Stocks
Basic Materials 38,834 45,482 — 84,316
Communications 177,608 208,305 — 385,913
Consumer, Cyclical 14,406 376,250 — 390,656
Consumer, Non-cyclical 20,405 186,143 — 206,548
Energy 40,441 74,119 — 114,560
Financial 135,018 427,512 — 562,530
Industrial 5,855 166,902 — 172,757
Technology 22,646 499,874 — 522,520
Utilities 14,276 33,171 — 47,447
Investment Companies* 20,012 — — 20,012
Preferred Stocks* 32,996 — — 32,996
Total investments in securities $ 522,497 $ 2,017,758 $ — $ 2,540,255
Small-MidCap Dividend Income Fund
Common Stocks* 1,220,801 — — 1,220,801
Investment Companies* 21,122 — — 21,122
Total investments in securities $ 1,241,923 $ — $ — $ 1,241,923

November 30, 2023 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
.
At the end of the year, there were no Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3.
The Funds' Schedules of Investments as of November 30, 2023 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Spectrum Preferred and Capital Securities Income Fund
Bonds* $ — $ 5,120,189 $ — $ 5,120,189
Convertible Preferred Stocks* 11,538 — — 11,538
Investment Companies* 202,755 — — 202,755
Preferred Stocks
Communications 33,736 — — 33,736
Consumer, Non-cyclical — 20,676 — 20,676
Financial 281,079 — — 281,079
Government — 4,348 — 4,348
Utilities 44,827 — — 44,827
Total investments in securities $ 573,935 $ 5,145,213 $ — $ 5,719,148
Derivative Assets
Interest Rate Contracts
Futures** 1,626 — — 1,626
Derivative Liabilities
Interest Rate Contracts
Futures** (683) — — (683)
Written Options (375) — — (375)